UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: APRIL 30

Date of reporting period: APRIL 30, 2025

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck CEF Muni Income ETF

Ticker: XMPT

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck CEF Muni Income ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck CEF Muni Income ETF	$43	0.41%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Municipal closed-end funds delivered strong total returns during the reporting period. These returns were supported by stable income and improving sentiment in the municipal market even as rate volatility persisted and Federal Reserve policy remained on hold.

  The underlying closed-end fund holdings traded at a weighted average discount to NAV of -7.76%, wider than the Fund’s since-inception average of -5.81%, reflecting continued investor caution despite resilient performance.

  The Nuveen Quality Municipal Income Fund and Nuveen AMT-Free Municipal Credit Income Fund were the largest contributors to the Fund’s performance. The Blackrock Investment Quality Municipal Fund and Pimco Municipal Income Fund II were the largest detractors from the Fund’s performance.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

XMPT
CEFMXTR
MUNI
$20,000
$15,000
$10,000
$5,000
$0
Apr 15
Apr 16
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25
$12,995 - CEFMXTR
$12,528 - XMPT
$12,360 - MUNI

	XMPT	MUNI	CEFMXTR
Apr 15	$10,000	$10,000	$10,000
May 15	$9,738	$9,967	$9,739
Jun 15	$9,533	$9,953	$9,537
Jul 15	$9,749	$10,032	$9,759
Aug 15	$9,706	$10,054	$9,720
Sep 15	$9,882	$10,122	$9,897
Oct 15	$10,151	$10,165	$10,169
Nov 15	$10,182	$10,215	$10,205
Dec 15	$10,413	$10,296	$10,487
Jan 16	$10,674	$10,410	$10,702
Feb 16	$10,786	$10,419	$10,818
Mar 16	$11,018	$10,465	$11,053
Apr 16	$11,287	$10,545	$11,331
May 16	$11,298	$10,578	$11,347
Jun 16	$11,747	$10,750	$11,800
Jul 16	$11,792	$10,744	$11,853
Aug 16	$11,709	$10,769	$11,772
Sep 16	$11,624	$10,717	$11,688
Oct 16	$10,956	$10,616	$11,020
Nov 16	$10,418	$10,229	$10,482
Dec 16	$10,572	$10,341	$10,673
Jan 17	$10,882	$10,394	$10,936
Feb 17	$10,899	$10,461	$10,958
Mar 17	$10,880	$10,485	$10,941
Apr 17	$11,069	$10,561	$11,132
May 17	$11,280	$10,717	$11,346
Jun 17	$11,304	$10,692	$11,373
Jul 17	$11,568	$10,771	$11,641
Aug 17	$11,613	$10,861	$11,694
Sep 17	$11,531	$10,820	$11,601
Oct 17	$11,347	$10,840	$11,422
Nov 17	$11,403	$10,794	$11,483
Dec 17	$11,452	$10,901	$11,578
Jan 18	$11,008	$10,786	$11,083
Feb 18	$10,944	$10,740	$11,023
Mar 18	$10,926	$10,776	$11,006
Apr 18	$10,909	$10,734	$10,994
May 18	$11,134	$10,861	$11,228
Jun 18	$11,112	$10,873	$11,205
Jul 18	$11,159	$10,898	$11,257
Aug 18	$11,261	$10,915	$11,364
Sep 18	$10,997	$10,846	$11,099
Oct 18	$10,549	$10,768	$10,652
Nov 18	$10,822	$10,886	$10,933
Dec 18	$10,774	$11,015	$10,936
Jan 19	$11,406	$11,096	$11,529
Feb 19	$11,615	$11,156	$11,744
Mar 19	$11,895	$11,318	$12,032
Apr 19	$11,982	$11,359	$12,123
May 19	$12,208	$11,515	$12,360
Jun 19	$12,393	$11,563	$12,552
Jul 19	$12,719	$11,651	$12,885
Aug 19	$12,946	$11,820	$13,119
Sep 19	$12,862	$11,737	$13,040
Oct 19	$12,823	$11,752	$13,005
Nov 19	$12,846	$11,772	$13,032
Dec 19	$12,965	$11,808	$13,195
Jan 20	$13,387	$12,005	$13,587
Feb 20	$13,223	$12,156	$13,425
Mar 20	$12,080	$11,761	$12,272
Apr 20	$11,601	$11,609	$11,794
May 20	$12,366	$11,961	$12,578
Jun 20	$12,566	$12,051	$12,784
Jul 20	$13,201	$12,226	$13,431
Aug 20	$13,067	$12,189	$13,299
Sep 20	$13,056	$12,188	$13,291
Oct 20	$13,013	$12,165	$13,253
Nov 20	$13,642	$12,328	$13,898
Dec 20	$13,914	$12,399	$14,235
Jan 21	$14,110	$12,467	$14,386
Feb 21	$13,859	$12,286	$14,133
Mar 21	$14,155	$12,352	$14,440
Apr 21	$14,430	$12,457	$14,726
May 21	$14,749	$12,503	$15,058
Jun 21	$14,994	$12,537	$15,313
Jul 21	$15,195	$12,625	$15,524
Aug 21	$15,286	$12,585	$15,623
Sep 21	$14,752	$12,498	$15,079
Oct 21	$14,673	$12,485	$15,004
Nov 21	$14,866	$12,577	$15,206
Dec 21	$15,075	$12,592	$15,425
Jan 22	$13,912	$12,283	$14,236
Feb 22	$13,682	$12,222	$14,006
Mar 22	$12,964	$11,882	$13,275
Apr 22	$12,147	$11,565	$12,442
May 22	$12,585	$11,732	$12,897
Jun 22	$11,944	$11,537	$12,247
Jul 22	$12,674	$11,824	$13,005
Aug 22	$12,120	$11,550	$12,439
Sep 22	$10,848	$11,155	$11,131
Oct 22	$10,518	$11,076	$10,798
Nov 22	$11,764	$11,586	$12,081
Dec 22	$11,492	$11,584	$11,806
Jan 23	$12,065	$11,906	$12,398
Feb 23	$11,427	$11,638	$11,747
Mar 23	$11,689	$11,883	$12,021
Apr 23	$11,597	$11,865	$11,930
May 23	$11,301	$11,776	$11,629
Jun 23	$11,492	$11,876	$11,830
Jul 23	$11,644	$11,904	$11,991
Aug 23	$11,149	$11,772	$11,484
Sep 23	$10,362	$11,463	$10,672
Oct 23	$10,082	$11,337	$10,387
Nov 23	$11,336	$12,004	$11,684
Dec 23	$11,800	$12,278	$12,166
Jan 24	$11,888	$12,252	$12,262
Feb 24	$11,988	$12,256	$12,369
Mar 24	$12,158	$12,244	$12,550
Apr 24	$11,731	$12,116	$12,114
May 24	$12,005	$12,085	$12,401
Jun 24	$12,494	$12,270	$12,909
Jul 24	$12,695	$12,372	$13,122
Aug 24	$12,943	$12,467	$13,383
Sep 24	$13,330	$12,591	$13,787
Oct 24	$12,954	$12,426	$13,403
Nov 24	$13,307	$12,614	$13,772
Dec 24	$12,608	$12,470	$13,053
Jan 25	$12,915	$12,505	$13,378
Feb 25	$13,177	$12,631	$13,656
Mar 25	$12,803	$12,425	$13,273
Apr 25	$12,528	$12,360	$12,995

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck CEF Muni Income ETF	6.79%	1.55%	2.28%
S-Network Municipal Bond Closed-End Fund Index (CEFMXTR)	7.27%	1.96%	2.65%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$169,948,612
  Number of Portfolio Holdings55
  Portfolio Turnover Rate12%
  Advisory Fees Paid$852,139

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Municipal Closed-End Funds
99.7%
Other assets less liabilities
0.3%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.3%
Municipal Closed-End Funds		99.7%

Top Ten Holdings (% of Total Net Assets)

Nuveen AMT-Free Quality Municipal Income Fund	8.0%
Nuveen Quality Municipal Income Fund	7.7%
Nuveen AMT-Free Municipal Credit Income Fund	7.4%
Nuveen Municipal Credit Income Fund	6.7%
BlackRock Municipal 2030 Target Term Trust	5.7%
Nuveen Municipal Value Fund, Inc.	5.1%
BlackRock MuniYield Quality Fund, Inc.	2.8%
BlackRock MuniYield Quality Fund III, Inc.	2.5%
Nuveen Municipal High Income Opportunity Fund	2.5%
Invesco Municipal Opportunity Trust	2.3%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Emerging Markets High Yield Bond ETF

Ticker: HYEM

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck Emerging Markets High Yield Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets High Yield Bond ETF	$42	0.40%

How did the Fund perform last year?

  The Fund delivered a positive return over the period, supported by income and a decline in U.S. Treasury yields during the period, which offset higher credit spreads.

  Issuers in the energy, basic industry, and banking sectors contributed most to return over the period, while no sectors contributed negatively.

  By country of risk, Argentina, China, and Turkey were the largest contributors to return, driven by strong returns and generally higher allocations in the Fund. There were no material detractors from a country of risk perspective.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

HYEM
EMLH
GBMP
$20,000
$15,000
$10,000
$5,000
$0
Apr 15
Apr 16
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25
$14,979 - EMLH
$14,613 - HYEM
$10,682 - GBMP

	HYEM	GBMP	EMLH
Apr 15	$10,000	$10,000	$10,000
May 15	$10,099	$9,831	$10,144
Jun 15	$10,008	$9,785	$10,052
Jul 15	$9,956	$9,809	$9,997
Aug 15	$9,723	$9,817	$9,753
Sep 15	$9,467	$9,865	$9,504
Oct 15	$9,839	$9,886	$9,876
Nov 15	$9,845	$9,733	$9,897
Dec 15	$9,525	$9,777	$9,633
Jan 16	$9,455	$9,872	$9,492
Feb 16	$9,574	$10,084	$9,630
Mar 16	$9,958	$10,343	$10,040
Apr 16	$10,238	$10,475	$10,331
May 16	$10,274	$10,346	$10,380
Jun 16	$10,528	$10,647	$10,653
Jul 16	$10,775	$10,728	$10,896
Aug 16	$10,921	$10,679	$11,054
Sep 16	$11,046	$10,731	$11,180
Oct 16	$11,049	$10,447	$11,197
Nov 16	$10,884	$10,039	$11,016
Dec 16	$10,981	$9,998	$11,187
Jan 17	$11,238	$10,106	$11,396
Feb 17	$11,399	$10,157	$11,590
Mar 17	$11,404	$10,171	$11,593
Apr 17	$11,573	$10,284	$11,782
May 17	$11,586	$10,435	$11,792
Jun 17	$11,546	$10,426	$11,762
Jul 17	$11,615	$10,597	$11,840
Aug 17	$11,752	$10,703	$11,986
Sep 17	$11,831	$10,609	$12,084
Oct 17	$11,897	$10,568	$12,160
Nov 17	$11,859	$10,678	$12,090
Dec 17	$11,858	$10,717	$12,140
Jan 18	$11,960	$10,835	$12,202
Feb 18	$11,850	$10,739	$12,112
Mar 18	$11,792	$10,853	$12,058
Apr 18	$11,721	$10,686	$11,979
May 18	$11,544	$10,604	$11,794
Jun 18	$11,408	$10,557	$11,653
Jul 18	$11,595	$10,540	$11,851
Aug 18	$11,268	$10,544	$11,501
Sep 18	$11,574	$10,457	$11,817
Oct 18	$11,498	$10,348	$11,744
Nov 18	$11,443	$10,385	$11,690
Dec 18	$11,438	$10,595	$11,752
Jan 19	$11,929	$10,756	$12,202
Feb 19	$12,061	$10,696	$12,357
Mar 19	$12,116	$10,832	$12,421
Apr 19	$12,182	$10,802	$12,492
May 19	$12,180	$10,955	$12,490
Jun 19	$12,513	$11,196	$12,833
Jul 19	$12,627	$11,170	$12,959
Aug 19	$12,207	$11,411	$12,516
Sep 19	$12,415	$11,291	$12,738
Oct 19	$12,596	$11,365	$12,933
Nov 19	$12,674	$11,275	$13,027
Dec 19	$12,843	$11,333	$13,277
Jan 20	$13,056	$11,484	$13,434
Feb 20	$12,914	$11,569	$13,292
Mar 20	$10,896	$11,318	$11,107
Apr 20	$11,418	$11,529	$11,645
May 20	$12,099	$11,593	$12,362
Jun 20	$12,530	$11,697	$12,834
Jul 20	$12,826	$12,069	$13,144
Aug 20	$13,062	$12,030	$13,399
Sep 20	$12,898	$11,990	$13,243
Oct 20	$12,911	$11,978	$13,267
Nov 20	$13,454	$12,186	$13,839
Dec 20	$13,710	$12,336	$14,187
Jan 21	$13,753	$12,205	$14,177
Feb 21	$13,840	$11,962	$14,280
Mar 21	$13,737	$11,737	$14,173
Apr 21	$13,876	$11,882	$14,321
May 21	$14,000	$11,976	$14,459
Jun 21	$14,072	$11,898	$14,537
Jul 21	$13,946	$12,049	$14,399
Aug 21	$14,109	$11,999	$14,589
Sep 21	$13,915	$11,768	$14,380
Oct 21	$13,734	$11,735	$14,187
Nov 21	$13,518	$11,700	$13,951
Dec 21	$13,584	$11,671	$14,004
Jan 22	$13,277	$11,415	$13,692
Feb 22	$12,617	$11,273	$12,986
Mar 22	$12,359	$10,924	$12,531
Apr 22	$12,094	$10,329	$12,296
May 22	$11,922	$10,357	$12,105
Jun 22	$11,217	$10,028	$11,377
Jul 22	$11,280	$10,252	$11,424
Aug 22	$11,443	$9,843	$11,607
Sep 22	$10,889	$9,318	$11,036
Oct 22	$10,621	$9,251	$10,748
Nov 22	$11,527	$9,686	$11,703
Dec 22	$11,861	$9,727	$12,084
Jan 23	$12,326	$10,036	$12,589
Feb 23	$12,062	$9,711	$12,324
Mar 23	$12,046	$10,017	$12,306
Apr 23	$12,026	$10,068	$12,284
May 23	$11,908	$9,877	$12,148
Jun 23	$12,147	$9,879	$12,398
Jul 23	$12,297	$9,934	$12,557
Aug 23	$12,211	$9,806	$12,459
Sep 23	$12,189	$9,513	$12,436
Oct 23	$12,026	$9,394	$12,269
Nov 23	$12,463	$9,864	$12,728
Dec 23	$12,825	$10,275	$13,101
Jan 24	$12,997	$10,145	$13,286
Feb 24	$13,155	$10,010	$13,449
Mar 24	$13,349	$10,066	$13,647
Apr 24	$13,288	$9,806	$13,599
May 24	$13,515	$9,939	$13,839
Jun 24	$13,650	$9,958	$13,987
Jul 24	$13,887	$10,236	$14,230
Aug 24	$14,094	$10,473	$14,446
Sep 24	$14,333	$10,650	$14,695
Oct 24	$14,320	$10,292	$14,684
Nov 24	$14,426	$10,336	$14,793
Dec 24	$14,419	$10,105	$14,792
Jan 25	$14,598	$10,165	$14,965
Feb 25	$14,773	$10,322	$15,150
Mar 25	$14,746	$10,385	$15,123
Apr 25	$14,613	$10,682	$14,979

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Emerging Markets High Yield Bond ETF	9.97%	5.06%	3.87%
ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index (EMLH)	10.15%	5.16%	4.12%
ICE BofA Global Broad Market Plus Index (GBMP)	8.94%	(1.51)%	0.66%

EMLH replaced the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index effective May 11, 2015. Index history prior to May 11, 2015 reflects the performance of the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$376,733,591
  Number of Portfolio Holdings513
  Portfolio Turnover Rate34%
  Advisory Fees Paid$1,573,338

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
29.1%
Energy
18.0%
Basic Materials
12.4%
Industrials
9.3%
Utilities
7.7%
Consumer Cyclicals
4.5%
Technology
4.1%
Healthcare
3.6%
Consumer Non-Cyclicals
3.0%
Real Estate
3.0%
Government
2.8%
Other assets less liabilities
2.5%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		2.5%
Government		2.8%
Real Estate		3.0%
Consumer Non-Cyclicals		3.0%
Healthcare		3.6%
Technology		4.1%
Consumer Cyclicals		4.5%
Utilities		7.7%
Industrials		9.3%
Basic Materials		12.4%
Energy		18.0%
Financials		29.1%

Top Ten Holdings (% of Total Net Assets)

Industrial & Commercial Bank of China Ltd., 3.20% (Perpetual)	2.2%
Provincia de Buenos Aires, 6.62%, 9/1/2037	1.5%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	1.0%
Samarco Mineracao SA, 9.50%, 6/30/2031	0.7%
First Quantum Minerals Ltd., 9.38%, 3/1/2029	0.6%
Ecopetrol SA, 8.88%, 1/13/2033	0.5%
First Quantum Minerals Ltd., 8.62%, 6/1/2031	0.5%
Latam Airlines Group SA, 7.88%, 4/15/2030	0.5%
Wynn Macau Ltd., 5.62%, 8/26/2028	0.5%
OTP Bank Nyrt, 8.75%, 5/15/2033	0.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Fallen Angel High Yield Bond ETF

Ticker: ANGL

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck Fallen Angel High Yield Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fallen Angel High Yield Bond ETF	$26	0.25%

How did the Fund perform last year?

  High yield total returns over the period were supported primarily by high coupon income and movements in interest rates, but were tempered by wider spreads.

  The telecom sector experienced strong total returns and contributed the most to performance, followed by retail and real estate. The automotive sector was the only sector to detract from performance.

  BB rated bonds contributed most to Fund performance, driven by strong returns and high average weight in the Fund. There were no material detractors from a credit rating perspective.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

ANGL
H0CF
US00
$20,000
$15,000
$10,000
$5,000
$0
$18,181 - H0CF
$17,404 - ANGL
$11,670 - US00
Apr 15
Apr 16
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25

	ANGL	US00	H0CF
Apr 15	$10,000	$10,000	$10,000
May 15	$10,015	$9,976	$10,025
Jun 15	$9,876	$9,869	$9,888
Jul 15	$9,817	$9,939	$9,822
Aug 15	$9,692	$9,925	$9,704
Sep 15	$9,447	$9,991	$9,495
Oct 15	$9,667	$9,995	$9,693
Nov 15	$9,450	$9,967	$9,492
Dec 15	$9,097	$9,934	$9,219
Jan 16	$8,991	$10,076	$9,034
Feb 16	$9,135	$10,151	$9,171
Mar 16	$9,770	$10,239	$9,823
Apr 16	$10,359	$10,277	$10,421
May 16	$10,341	$10,282	$10,427
Jun 16	$10,636	$10,472	$10,711
Jul 16	$10,904	$10,540	$11,002
Aug 16	$11,183	$10,526	$11,283
Sep 16	$11,286	$10,517	$11,391
Oct 16	$11,410	$10,432	$11,526
Nov 16	$11,298	$10,182	$11,412
Dec 16	$11,401	$10,194	$11,613
Jan 17	$11,707	$10,217	$11,850
Feb 17	$11,868	$10,287	$12,026
Mar 17	$11,873	$10,282	$12,029
Apr 17	$12,002	$10,360	$12,170
May 17	$12,093	$10,442	$12,267
Jun 17	$12,076	$10,433	$12,252
Jul 17	$12,257	$10,476	$12,448
Aug 17	$12,309	$10,574	$12,507
Sep 17	$12,500	$10,519	$12,710
Oct 17	$12,554	$10,527	$12,775
Nov 17	$12,523	$10,513	$12,749
Dec 17	$12,503	$10,562	$12,822
Jan 18	$12,759	$10,440	$12,989
Feb 18	$12,497	$10,342	$12,734
Mar 18	$12,361	$10,409	$12,596
Apr 18	$12,465	$10,333	$12,711
May 18	$12,427	$10,406	$12,663
Jun 18	$12,427	$10,394	$12,664
Jul 18	$12,573	$10,395	$12,816
Aug 18	$12,638	$10,463	$12,889
Sep 18	$12,713	$10,396	$12,968
Oct 18	$12,454	$10,315	$12,707
Nov 18	$12,211	$10,375	$12,462
Dec 18	$11,910	$10,567	$12,211
Jan 19	$12,539	$10,675	$12,781
Feb 19	$12,773	$10,674	$13,033
Mar 19	$12,906	$10,883	$13,176
Apr 19	$13,093	$10,885	$13,380
May 19	$12,914	$11,082	$13,197
Jun 19	$13,288	$11,226	$13,583
Jul 19	$13,431	$11,255	$13,733
Aug 19	$13,460	$11,561	$13,772
Sep 19	$13,497	$11,493	$13,813
Oct 19	$13,583	$11,523	$13,907
Nov 19	$13,625	$11,517	$13,975
Dec 19	$13,890	$11,505	$14,327
Jan 20	$14,051	$11,738	$14,430
Feb 20	$13,928	$11,952	$14,314
Mar 20	$12,064	$11,867	$12,334
Apr 20	$12,781	$12,075	$13,099
May 20	$13,332	$12,136	$13,707
Jun 20	$13,755	$12,218	$14,155
Jul 20	$14,599	$12,406	$15,043
Aug 20	$14,751	$12,304	$15,210
Sep 20	$14,439	$12,302	$14,892
Oct 20	$14,532	$12,242	$15,003
Nov 20	$15,414	$12,361	$15,923
Dec 20	$15,741	$12,375	$16,342
Jan 21	$15,863	$12,279	$16,402
Feb 21	$15,964	$12,059	$16,499
Mar 21	$15,832	$11,932	$16,371
Apr 21	$16,098	$12,035	$16,661
May 21	$16,137	$12,071	$16,714
Jun 21	$16,535	$12,173	$17,131
Jul 21	$16,716	$12,304	$17,317
Aug 21	$16,835	$12,287	$17,457
Sep 21	$16,785	$12,170	$17,418
Oct 21	$16,864	$12,172	$17,509
Nov 21	$16,645	$12,220	$17,283
Dec 21	$16,944	$12,180	$17,603
Jan 22	$16,221	$11,925	$16,847
Feb 22	$15,948	$11,773	$16,566
Mar 22	$15,745	$11,444	$16,364
Apr 22	$15,031	$11,024	$15,635
May 22	$15,102	$11,071	$15,698
Jun 22	$14,088	$10,922	$14,651
Jul 22	$14,832	$11,175	$15,430
Aug 22	$14,615	$10,871	$15,220
Sep 22	$13,979	$10,392	$14,551
Oct 22	$14,165	$10,250	$14,751
Nov 22	$14,528	$10,622	$15,136
Dec 22	$14,531	$10,577	$15,139
Jan 23	$15,073	$10,895	$15,723
Feb 23	$14,832	$10,622	$15,479
Mar 23	$15,042	$10,891	$15,700
Apr 23	$15,119	$10,961	$15,781
May 23	$14,945	$10,841	$15,598
Jun 23	$15,211	$10,802	$15,875
Jul 23	$15,398	$10,793	$16,076
Aug 23	$15,403	$10,726	$16,082
Sep 23	$15,144	$10,459	$15,813
Oct 23	$14,996	$10,297	$15,658
Nov 23	$15,848	$10,749	$16,561
Dec 23	$16,412	$11,147	$17,143
Jan 24	$16,498	$11,134	$17,242
Feb 24	$16,432	$10,982	$17,172
Mar 24	$16,662	$11,074	$17,418
Apr 24	$16,371	$10,807	$17,114
May 24	$16,539	$10,990	$17,287
Jun 24	$16,578	$11,095	$17,329
Jul 24	$16,929	$11,352	$17,702
Aug 24	$17,193	$11,513	$17,972
Sep 24	$17,407	$11,668	$18,204
Oct 24	$17,258	$11,383	$18,051
Nov 24	$17,486	$11,497	$18,285
Dec 24	$17,359	$11,312	$18,131
Jan 25	$17,605	$11,376	$18,399
Feb 25	$17,678	$11,623	$18,474
Mar 25	$17,616	$11,627	$18,411
Apr 25	$17,404	$11,670	$18,181

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Fallen Angel High Yield Bond ETF	6.31%	6.37%	5.70%
ICE US Fallen Angel High Yield 10% Constrained Index (H0CF)	6.23%	6.78%	6.16%
ICE BofA US Broad Market Index (US00)	7.99%	(0.68)%	1.56%

H0CF replaced the ICE BofAML US Fallen Angel High Yield Index effective February 28, 2020. Index history prior to February 28, 2020 reflects the performance of the ICE BofAML US Fallen Angel High Yield Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$2,801,978,351
  Number of Portfolio Holdings133
  Portfolio Turnover Rate43%
  Advisory Fees Paid$7,604,009

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Cyclicals
27.9%
Technology
15.0%
Basic Materials
14.3%
Real Estate
8.4%
Energy
7.2%
Financials
7.1%
Industrials
6.7%
Consumer Non-Cyclicals
6.2%
Healthcare
3.5%
Utilities
1.1%
Other Investments
0.5%
Other assets less liabilities
2.1%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		2.1%
Other Investments		0.5%
Utilities		1.1%
Healthcare		3.5%
Consumer Non-Cyclicals		6.2%
Industrials		6.7%
Financials		7.1%
Energy		7.2%
Real Estate		8.4%
Basic Materials		14.3%
Technology		15.0%
Consumer Cyclicals		27.9%

Top Ten Holdings (% of Total Net Assets)

Vodafone Group PLC, 7.00%, 4/4/2079	3.3%
Nissan Motor Co. Ltd., 4.34%, 9/17/2027	2.9%
Nissan Motor Co. Ltd., 4.81%, 9/17/2030	2.8%
Entegris, Inc., 4.75%, 4/15/2029	2.5%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	2.3%
Celanese US Holdings LLC, 6.42%, 7/15/2027	2.2%
Dresdner Funding Trust I, 8.15%, 6/30/2031	1.7%
Celanese US Holdings LLC, 6.60%, 11/15/2028	1.5%
Celanese US Holdings LLC, 6.95%, 11/15/2033	1.5%
Celanese US Holdings LLC, 6.80%, 11/15/2030	1.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Green Bond ETF

Ticker: GRNB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck Green Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Bond ETF	$21	0.20%

How did the Fund perform last year?

  High coupon income and movements in interest rates drove investment grade U.S. dollar denominated green bond returns over the reporting period.

  All sectors contributed positively to returns, with utility, real estate and banking sector issuers contributing the most.

  From a country of risk perspective, most issuers contributed positively to the Fund, but the United States as the largest exposure in the Fund, on average, contributed most significantly. There were no material detractors by country of risk.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (3/3/2017).

GRNB
SPGRUSST
US00
$15,000
$10,000
$5,000
$0
Mar 17
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25
$12,084 - SPGRUSST
$11,711 - GRNB
$11,418 - US00

	GRNB	US00	SPGRUSST
Mar 17	$10,000	$10,000	$10,000
Mar 17	$10,101	$10,061	$10,113
Apr 17	$10,286	$10,137	$10,288
May 17	$10,526	$10,216	$10,530
Jun 17	$10,568	$10,207	$10,588
Jul 17	$10,834	$10,250	$10,854
Aug 17	$10,965	$10,346	$11,007
Sep 17	$10,875	$10,292	$10,922
Oct 17	$10,835	$10,300	$10,887
Nov 17	$10,967	$10,286	$11,034
Dec 17	$10,977	$10,334	$11,068
Jan 18	$11,158	$10,215	$11,245
Feb 18	$10,961	$10,118	$11,052
Mar 18	$11,056	$10,184	$11,156
Apr 18	$10,874	$10,110	$10,983
May 18	$10,662	$10,181	$10,759
Jun 18	$10,668	$10,170	$10,768
Jul 18	$10,690	$10,171	$10,801
Aug 18	$10,659	$10,237	$10,767
Sep 18	$10,608	$10,172	$10,711
Oct 18	$10,407	$10,092	$10,516
Nov 18	$10,403	$10,151	$10,522
Dec 18	$10,530	$10,339	$10,669
Jan 19	$10,684	$10,445	$10,826
Feb 19	$10,648	$10,444	$10,791
Mar 19	$10,746	$10,648	$10,904
Apr 19	$10,737	$10,650	$10,896
May 19	$10,782	$10,843	$10,955
Jun 19	$11,143	$10,983	$11,336
Jul 19	$11,083	$11,012	$11,296
Aug 19	$11,185	$11,312	$11,411
Sep 19	$11,104	$11,245	$11,308
Oct 19	$11,152	$11,275	$11,357
Nov 19	$11,127	$11,269	$11,341
Dec 19	$11,102	$11,257	$11,342
Jan 20	$11,342	$11,485	$11,565
Feb 20	$11,486	$11,694	$11,707
Mar 20	$11,088	$11,611	$11,289
Apr 20	$11,399	$11,815	$11,594
May 20	$11,524	$11,874	$11,755
Jun 20	$11,674	$11,954	$11,902
Jul 20	$11,885	$12,139	$12,113
Aug 20	$11,832	$12,039	$12,079
Sep 20	$11,828	$12,037	$12,080
Oct 20	$11,790	$11,977	$12,051
Nov 20	$11,932	$12,095	$12,199
Dec 20	$11,948	$12,108	$12,255
Jan 21	$11,933	$12,014	$12,215
Feb 21	$11,783	$11,799	$12,082
Mar 21	$11,654	$11,675	$11,948
Apr 21	$11,749	$11,775	$12,045
May 21	$11,796	$11,810	$12,097
Jun 21	$11,875	$11,910	$12,187
Jul 21	$11,967	$12,039	$12,279
Aug 21	$11,974	$12,022	$12,294
Sep 21	$11,844	$11,907	$12,168
Oct 21	$11,745	$11,910	$12,074
Nov 21	$11,745	$11,956	$12,062
Dec 21	$11,731	$11,917	$12,063
Jan 22	$11,464	$11,667	$11,785
Feb 22	$11,283	$11,519	$11,586
Mar 22	$11,026	$11,197	$11,318
Apr 22	$10,657	$10,786	$10,945
May 22	$10,693	$10,832	$10,989
Jun 22	$10,462	$10,687	$10,744
Jul 22	$10,679	$10,934	$10,956
Aug 22	$10,470	$10,637	$10,754
Sep 22	$10,073	$10,168	$10,335
Oct 22	$9,976	$10,029	$10,229
Nov 22	$10,336	$10,393	$10,602
Dec 22	$10,341	$10,349	$10,599
Jan 23	$10,609	$10,660	$10,887
Feb 23	$10,399	$10,393	$10,677
Mar 23	$10,601	$10,656	$10,876
Apr 23	$10,700	$10,724	$10,976
May 23	$10,603	$10,607	$10,881
Jun 23	$10,603	$10,569	$10,871
Jul 23	$10,650	$10,560	$10,919
Aug 23	$10,608	$10,494	$10,880
Sep 23	$10,442	$10,233	$10,721
Oct 23	$10,321	$10,075	$10,601
Nov 23	$10,716	$10,517	$11,008
Dec 23	$11,058	$10,907	$11,365
Jan 24	$11,065	$10,894	$11,377
Feb 24	$10,987	$10,745	$11,307
Mar 24	$11,082	$10,835	$11,394
Apr 24	$10,903	$10,574	$11,218
May 24	$11,063	$10,753	$11,386
Jun 24	$11,154	$10,856	$11,479
Jul 24	$11,354	$11,107	$11,697
Aug 24	$11,525	$11,265	$11,865
Sep 24	$11,666	$11,416	$12,015
Oct 24	$11,484	$11,137	$11,833
Nov 24	$11,573	$11,249	$11,927
Dec 24	$11,459	$11,068	$11,812
Jan 25	$11,522	$11,131	$11,873
Feb 25	$11,698	$11,372	$12,064
Mar 25	$11,689	$11,376	$12,063
Apr 25	$11,711	$11,418	$12,084

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Green Bond ETF	7.42%	0.54%	1.95%
S&P Green Bond U.S. Dollar Select Index Total Return (SPGRUSST)	7.72%	0.83%	2.35%
ICE BofA US Broad Market Index (US00)	7.99%	(0.68)%	1.64%

* Inception of Fund: 03/03/2017

SPGRUSST replaced the S&P Green Bond Select Index effective September 1, 2019. Index history prior to September 1, 2019 reflects the performance of the S&P Green Bond Select Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$125,913,342
  Number of Portfolio Holdings443
  Portfolio Turnover Rate15%
  Advisory Fees Paid$216,168

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
32.8%
Utilities
20.6%
Government
11.4%
Real Estate
7.8%
Basic Materials
5.8%
Consumer Cyclicals
4.5%
Technology
4.2%
Mortgage Securities
3.4%
Industrials
3.1%
Consumer Non-Cyclicals
1.9%
Energy
1.6%
Other Investments
0.8%
Other assets less liabilities
2.1%
0
5
10
15
20
25
30
35

Value	Value	Value
Other assets less liabilities		2.1%
Other Investments		0.8%
Energy		1.6%
Consumer Non-Cyclicals		1.9%
Industrials		3.1%
Mortgage Securities		3.4%
Technology		4.2%
Consumer Cyclicals		4.5%
Basic Materials		5.8%
Real Estate		7.8%
Government		11.4%
Utilities		20.6%
Financials		32.8%

Top Ten Holdings (% of Total Net Assets)

European Investment Bank, 3.75%, 2/14/2033	1.5%
European Investment Bank, 4.38%, 10/10/2031	1.3%
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026	0.9%
Turkiye Government International Bond, 9.12%, 7/13/2030	0.9%
New Development Bank, 5.12%, 4/26/2026	0.7%
Ford Motor Co., 3.25%, 2/12/2032	0.7%
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034	0.7%
Gaci First Investment Co., 5.25%, 10/13/2032	0.7%
Industrial & Commercial Bank of China Ltd., 4.98%, 10/25/2026	0.6%
Freddie Mac Multifamily Structured Pass Through Certificates, 2.88%, 4/25/2026	0.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck High Yield Muni ETF

Ticker: HYD

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck High Yield Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck High Yield Muni ETF	$32	0.32%

How did the Fund perform last year?

  High yield municipal bonds led the municipal market over the reporting period, supported by strong credit conditions, high income levels, and constrained new issuance. As investor appetite for yield remained firm, spreads tightened and market technicals were favorable.

  Securities from New York, Pennsylvania and California were the largest contributors to the Fund’s performance, and no state materially detracted from performance.

  The Fund’s exposure to the hospitals, health and education sectors contributed the most to performance over the reporting period, while exposure to tobacco bonds was the largest detractor.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

HYD
MHYX
MUNI
$20,000
$15,000
$10,000
$5,000
$0
Apr 15
Apr 16
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25
$14,899 - MHYX
$12,360 - MUNI
$12,252 - HYD

	HYD	MUNI	MHYX
Apr 15	$10,000	$10,000	$10,000
May 15	$9,977	$9,967	$9,991
Jun 15	$9,878	$9,953	$9,884
Jul 15	$9,921	$10,032	$9,940
Aug 15	$9,947	$10,054	$9,973
Sep 15	$10,057	$10,122	$10,110
Oct 15	$10,167	$10,165	$10,244
Nov 15	$10,204	$10,215	$10,305
Dec 15	$10,234	$10,296	$10,378
Jan 16	$10,372	$10,410	$10,483
Feb 16	$10,404	$10,419	$10,546
Mar 16	$10,546	$10,465	$10,691
Apr 16	$10,659	$10,545	$10,800
May 16	$10,765	$10,578	$10,915
Jun 16	$10,971	$10,750	$11,143
Jul 16	$11,002	$10,744	$11,193
Aug 16	$11,062	$10,769	$11,214
Sep 16	$11,061	$10,717	$11,202
Oct 16	$10,892	$10,616	$11,054
Nov 16	$10,260	$10,229	$10,416
Dec 16	$10,267	$10,341	$10,566
Jan 17	$10,455	$10,394	$10,693
Feb 17	$10,632	$10,461	$10,915
Mar 17	$10,728	$10,485	$10,994
Apr 17	$10,839	$10,561	$11,097
May 17	$11,012	$10,717	$11,324
Jun 17	$10,999	$10,692	$11,288
Jul 17	$11,067	$10,771	$11,394
Aug 17	$11,239	$10,861	$11,558
Sep 17	$11,239	$10,820	$11,513
Oct 17	$11,232	$10,840	$11,548
Nov 17	$11,265	$10,794	$11,565
Dec 17	$11,352	$10,901	$11,712
Jan 18	$11,346	$10,786	$11,597
Feb 18	$11,310	$10,740	$11,594
Mar 18	$11,389	$10,776	$11,743
Apr 18	$11,433	$10,734	$11,778
May 18	$11,615	$10,861	$12,010
Jun 18	$11,652	$10,873	$12,061
Jul 18	$11,709	$10,898	$12,111
Aug 18	$11,760	$10,915	$12,195
Sep 18	$11,689	$10,846	$12,138
Oct 18	$11,494	$10,768	$11,997
Nov 18	$11,521	$10,886	$12,092
Dec 18	$11,590	$11,015	$12,201
Jan 19	$11,688	$11,096	$12,286
Feb 19	$11,762	$11,156	$12,356
Mar 19	$12,014	$11,318	$12,648
Apr 19	$12,058	$11,359	$12,712
May 19	$12,264	$11,515	$12,934
Jun 19	$12,324	$11,563	$12,998
Jul 19	$12,380	$11,651	$13,087
Aug 19	$12,630	$11,820	$13,372
Sep 19	$12,590	$11,737	$13,316
Oct 19	$12,608	$11,752	$13,343
Nov 19	$12,647	$11,772	$13,396
Dec 19	$12,652	$11,808	$13,439
Jan 20	$12,931	$12,005	$13,736
Feb 20	$13,200	$12,156	$14,028
Mar 20	$11,697	$11,761	$12,582
Apr 20	$11,231	$11,609	$12,152
May 20	$11,574	$11,961	$12,604
Jun 20	$11,915	$12,051	$13,064
Jul 20	$12,206	$12,226	$13,436
Aug 20	$12,227	$12,189	$13,469
Sep 20	$12,192	$12,188	$13,477
Oct 20	$12,198	$12,165	$13,481
Nov 20	$12,452	$12,328	$13,785
Dec 20	$12,646	$12,399	$14,043
Jan 21	$12,931	$12,467	$14,324
Feb 21	$12,752	$12,286	$14,175
Mar 21	$12,845	$12,352	$14,327
Apr 21	$13,010	$12,457	$14,527
May 21	$13,153	$12,503	$14,673
Jun 21	$13,289	$12,537	$14,836
Jul 21	$13,415	$12,625	$15,016
Aug 21	$13,368	$12,585	$14,984
Sep 21	$13,220	$12,498	$14,877
Oct 21	$13,135	$12,485	$14,818
Nov 21	$13,297	$12,577	$14,995
Dec 21	$13,321	$12,592	$15,028
Jan 22	$12,931	$12,283	$14,600
Feb 22	$12,814	$12,222	$14,544
Mar 22	$12,349	$11,882	$14,049
Apr 22	$11,889	$11,565	$13,566
May 22	$12,026	$11,732	$13,758
Jun 22	$11,584	$11,537	$13,317
Jul 22	$11,968	$11,824	$13,798
Aug 22	$11,682	$11,550	$13,498
Sep 22	$10,981	$11,155	$12,740
Oct 22	$10,765	$11,076	$12,523
Nov 22	$11,341	$11,586	$13,204
Dec 22	$11,289	$11,584	$13,184
Jan 23	$11,670	$11,906	$13,693
Feb 23	$11,352	$11,638	$13,351
Mar 23	$11,483	$11,883	$13,545
Apr 23	$11,520	$11,865	$13,597
May 23	$11,437	$11,776	$13,528
Jun 23	$11,602	$11,876	$13,731
Jul 23	$11,628	$11,904	$13,786
Aug 23	$11,515	$11,772	$13,650
Sep 23	$11,142	$11,463	$13,238
Oct 23	$10,892	$11,337	$12,969
Nov 23	$11,596	$12,004	$13,830
Dec 23	$11,910	$12,278	$14,228
Jan 24	$11,961	$12,252	$14,307
Feb 24	$12,030	$12,256	$14,398
Mar 24	$12,113	$12,244	$14,504
Apr 24	$11,985	$12,116	$14,354
May 24	$12,043	$12,085	$14,430
Jun 24	$12,252	$12,270	$14,719
Jul 24	$12,354	$12,372	$14,867
Aug 24	$12,449	$12,467	$15,021
Sep 24	$12,598	$12,591	$15,206
Oct 24	$12,458	$12,426	$15,039
Nov 24	$12,615	$12,614	$15,253
Dec 24	$12,446	$12,470	$15,062
Jan 25	$12,527	$12,505	$15,164
Feb 25	$12,671	$12,631	$15,346
Mar 25	$12,456	$12,425	$15,088
Apr 25	$12,252	$12,360	$14,899

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck High Yield Muni ETF	2.22%	1.75%	2.05%
ICE Broad High Yield Crossover Municipal Index (MHYX)	3.80%	4.16%	4.07%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MHYX. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE High Yield Crossover Municipal Bond Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays Municipal Custom High Yield Composite Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$3,380,822,225
  Number of Portfolio Holdings1,619
  Portfolio Turnover Rate17%
  Advisory Fees Paid$10,108,214

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrial Development Revenue
16.6%
Hospitals
11.9%
Tax
9.8%
Education
9.0%
Local GO
7.8%
Health
7.7%
Leasing COPS & Appropriations
4.1%
Toll & Turnpike
4.0%
State GO
3.4%
Multi-Family Housing
3.4%
Utilities
3.2%
Airport
3.2%
Tobacco
2.8%
Power
2.3%
Transportation
1.9%
Miscellaneous
1.7%
Other Investments
2.6%
Other assets less liabilities
4.6%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		4.6%
Other Investments		2.6%
Miscellaneous		1.7%
Transportation		1.9%
Power		2.3%
Tobacco		2.8%
Airport		3.2%
Utilities		3.2%
Multi-Family Housing		3.4%
State GO		3.4%
Toll & Turnpike		4.0%
Leasing COPS & Appropriations		4.1%
Health		7.7%
Local GO		7.8%
Education		9.0%
Tax		9.8%
Hospitals		11.9%
Industrial Development Revenue		16.6%

Top Ten Holdings (% of Total Net Assets)

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/2058	1.0%
California Infrastructure & Economic Development Bank, Broghtlime West Passenger Rail Project, 9.50%, 1/1/2065	1.0%
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project, 5.45%, 9/1/2052	0.6%
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., 4.00%, 7/15/2041	0.6%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	0.5%
California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.00%, 12/1/2041	0.5%
New York Transportation Development Corporation, John F. Kennedy International Airport New Terminal Project, 5.50%, 6/30/2060	0.5%
California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.25%, 12/1/2056	0.4%
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments LLC, 5.00%, 6/30/2058	0.4%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/1/2055	0.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck HIP Sustainable Muni ETF

Ticker: SMI

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck HIP Sustainable Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck HIP Sustainable Muni ETF	$24	0.24%

How did the Fund perform last year?

  Sustainable municipal bonds modestly lagged traditional benchmarks over the reporting period, though strong demand for ESG-aligned fixed income and improving macroeconomic conditions supported a partial rebound.

  Securities from California and New York were the largest contributors to Fund performance stemming primarily from being the two largest allocations in the Fund. Securities from Texas were the largest detractors.

  The Fund’s exposure to the water & sewer, tax and state general obligations sectors contributed the most to performance over the reporting period, while exposure to the education sector detracted the most.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (9/8/2021).

SMI
MUNI
$15,000
$10,000
$5,000
$0
Sep 21
Apr 22
Jul 22
Oct 22
Jan 23
Apr 23
Jul 23
Oct 23
Jan 24
Apr 24
Jul 24
Oct 24
Jan 25
Apr 25
$9,826 - MUNI
$9,646 - SMI

	SMI	MUNI
Sep 21	$10,000	$10,000
Sep 21	$9,936	$9,936
Oct 21	$9,929	$9,926
Nov 21	$10,006	$9,998
Dec 21	$10,023	$10,011
Jan 22	$9,782	$9,765
Feb 22	$9,740	$9,716
Mar 22	$9,435	$9,446
Apr 22	$9,174	$9,194
May 22	$9,306	$9,327
Jun 22	$9,143	$9,172
Jul 22	$9,358	$9,400
Aug 22	$9,126	$9,182
Sep 22	$8,834	$8,868
Oct 22	$8,761	$8,806
Nov 22	$9,138	$9,211
Dec 22	$9,168	$9,209
Jan 23	$9,398	$9,465
Feb 23	$9,175	$9,252
Mar 23	$9,368	$9,447
Apr 23	$9,333	$9,433
May 23	$9,279	$9,362
Jun 23	$9,368	$9,441
Jul 23	$9,385	$9,464
Aug 23	$9,281	$9,359
Sep 23	$9,029	$9,113
Oct 23	$8,908	$9,013
Nov 23	$9,452	$9,543
Dec 23	$9,650	$9,761
Jan 24	$9,646	$9,741
Feb 24	$9,647	$9,743
Mar 24	$9,624	$9,734
Apr 24	$9,533	$9,632
May 24	$9,530	$9,607
Jun 24	$9,673	$9,755
Jul 24	$9,753	$9,835
Aug 24	$9,799	$9,911
Sep 24	$9,889	$10,010
Oct 24	$9,780	$9,878
Nov 24	$9,917	$10,028
Dec 24	$9,794	$9,914
Jan 25	$9,805	$9,941
Feb 25	$9,895	$10,041
Mar 25	$9,712	$9,878
Apr 25	$9,646	$9,826

Average Annual Total Returns

.	1 Year	Life*
VanEck HIP Sustainable Muni ETF	1.19%	(0.98)%
ICE US Broad Municipal Index (MUNI)	2.01%	(0.48)%

* Inception of Fund: 09/08/2021

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$11,262,305
  Number of Portfolio Holdings35
  Portfolio Turnover Rate10%
  Advisory Fees Paid$28,602

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Local GO
19.8%
Hospitals
13.1%
Education
12.8%
Water & Sewer
8.1%
Airport
7.6%
Tax
7.2%
State GO
6.7%
Toll & Turnpike
5.0%
Transportation
4.5%
Leasing COPS & Appropriations
4.4%
Utilities
2.2%
Miscellaneous
2.2%
Power
2.0%
Other assets less liabilities
4.4%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		4.4%
Power		2.0%
Miscellaneous		2.2%
Utilities		2.2%
Leasing COPS & Appropriations		4.4%
Transportation		4.5%
Toll & Turnpike		5.0%
State GO		6.7%
Tax		7.2%
Airport		7.6%
Water & Sewer		8.1%
Education		12.8%
Hospitals		13.1%
Local GO		19.8%

Top Ten Holdings (% of Total Net Assets)

New York State Dormitory Authority, New York Columbia University, 5.00%, 10/1/2047	5.3%
Wylie Independent School District, 5.00%, 8/15/2039	4.8%
City and County of Honolulu, Hawaii Wastewater System, 4.00%, 7/1/2033	4.5%
Port Authority of New York & New Jersey, 5.00%, 11/15/2042	4.5%
City of Los Angeles Department of Airports, 5.00%, 5/15/2051	4.2%
Dallas Independent School District, Unlimited Tax School Building, 4.00%, 2/15/2054	4.0%
New York City Municipal Water Finance Authority, Water & Sewer System, 5.00%, 6/15/2039	3.6%
San Francisco City & County, International Airport, 5.00%, 5/1/2034	3.4%
Pennsylvania Turnpike Commission, 5.00%, 12/1/2051	3.0%
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools - Macombs Facility Project, 4.00%, 7/1/2051	3.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck IG Floating Rate ETF

Ticker: FLTR

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck IG Floating Rate ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck IG Floating Rate ETF	$14	0.14%

How did the Fund perform last year?

  The Fund benefitted from high interest rates which drove higher coupon income, as the Federal Reserve maintained a higher-for-longer stance.

  The largest contribution to Fund performance came from the banking sector, which has the largest weight within the Fund, followed by the financial services and automotive sectors. No sectors had negative performance during the period.

  In terms of country of risk, the largest contribution to performance came from U.S. issuers, followed by United Kingdom and Australia issuers.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

FLTR
MVFLTR
US00
$15,000
$10,000
$5,000
$0
$13,551 - MVFLTR
$13,301 - FLTR
$11,670 - US00
Apr 15
Apr 16
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25

	FLTR	US00	MVFLTR
Apr 15	$10,000	$10,000	$10,000
May 15	$10,005	$9,976	$10,006
Jun 15	$9,995	$9,869	$9,995
Jul 15	$9,988	$9,939	$9,996
Aug 15	$9,986	$9,925	$9,994
Sep 15	$9,964	$9,991	$9,979
Oct 15	$9,962	$9,995	$9,985
Nov 15	$9,977	$9,967	$9,999
Dec 15	$9,963	$9,934	$9,993
Jan 16	$9,954	$10,076	$9,980
Feb 16	$9,945	$10,151	$9,981
Mar 16	$9,977	$10,239	$10,012
Apr 16	$10,010	$10,277	$10,052
May 16	$10,039	$10,282	$10,084
Jun 16	$10,049	$10,472	$10,094
Jul 16	$10,082	$10,540	$10,131
Aug 16	$10,120	$10,526	$10,187
Sep 16	$10,118	$10,517	$10,192
Oct 16	$10,136	$10,432	$10,213
Nov 16	$10,155	$10,182	$10,240
Dec 16	$10,166	$10,194	$10,272
Jan 17	$10,205	$10,217	$10,298
Feb 17	$10,250	$10,287	$10,348
Mar 17	$10,274	$10,282	$10,371
Apr 17	$10,290	$10,360	$10,391
May 17	$10,308	$10,442	$10,415
Jun 17	$10,331	$10,433	$10,442
Jul 17	$10,357	$10,476	$10,471
Aug 17	$10,368	$10,574	$10,485
Sep 17	$10,396	$10,519	$10,514
Oct 17	$10,432	$10,527	$10,553
Nov 17	$10,453	$10,513	$10,573
Dec 17	$10,453	$10,562	$10,593
Jan 18	$10,516	$10,440	$10,643
Feb 18	$10,523	$10,342	$10,648
Mar 18	$10,503	$10,409	$10,633
Apr 18	$10,557	$10,333	$10,689
May 18	$10,565	$10,406	$10,700
Jun 18	$10,576	$10,394	$10,711
Jul 18	$10,616	$10,395	$10,756
Aug 18	$10,646	$10,463	$10,788
Sep 18	$10,671	$10,396	$10,810
Oct 18	$10,666	$10,315	$10,810
Nov 18	$10,602	$10,375	$10,748
Dec 18	$10,508	$10,567	$10,682
Jan 19	$10,671	$10,675	$10,819
Feb 19	$10,731	$10,674	$10,877
Mar 19	$10,776	$10,883	$10,928
Apr 19	$10,843	$10,885	$10,998
May 19	$10,859	$11,082	$11,018
Jun 19	$10,895	$11,226	$11,053
Jul 19	$10,944	$11,255	$11,107
Aug 19	$10,957	$11,561	$11,121
Sep 19	$10,992	$11,493	$11,158
Oct 19	$11,039	$11,523	$11,208
Nov 19	$11,072	$11,517	$11,241
Dec 19	$11,079	$11,505	$11,276
Jan 20	$11,151	$11,738	$11,327
Feb 20	$11,156	$11,952	$11,335
Mar 20	$10,510	$11,867	$10,673
Apr 20	$10,871	$12,075	$11,050
May 20	$10,980	$12,136	$11,166
Jun 20	$11,097	$12,218	$11,291
Jul 20	$11,160	$12,406	$11,359
Aug 20	$11,203	$12,304	$11,405
Sep 20	$11,207	$12,302	$11,411
Oct 20	$11,223	$12,242	$11,430
Nov 20	$11,252	$12,361	$11,461
Dec 20	$11,262	$12,375	$11,481
Jan 21	$11,301	$12,279	$11,514
Feb 21	$11,321	$12,059	$11,535
Mar 21	$11,303	$11,932	$11,519
Apr 21	$11,313	$12,035	$11,531
May 21	$11,331	$12,071	$11,550
Jun 21	$11,343	$12,173	$11,563
Jul 21	$11,347	$12,304	$11,570
Aug 21	$11,352	$12,287	$11,576
Sep 21	$11,358	$12,170	$11,584
Oct 21	$11,353	$12,172	$11,579
Nov 21	$11,341	$12,220	$11,569
Dec 21	$11,337	$12,180	$11,563
Jan 22	$11,342	$11,925	$11,573
Feb 22	$11,326	$11,773	$11,558
Mar 22	$11,272	$11,444	$11,504
Apr 22	$11,263	$11,024	$11,498
May 22	$11,240	$11,071	$11,470
Jun 22	$11,143	$10,922	$11,370
Jul 22	$11,174	$11,175	$11,396
Aug 22	$11,258	$10,871	$11,480
Sep 22	$11,273	$10,392	$11,491
Oct 22	$11,269	$10,250	$11,483
Nov 22	$11,332	$10,622	$11,541
Dec 22	$11,414	$10,577	$11,619
Jan 23	$11,561	$10,895	$11,769
Feb 23	$11,654	$10,622	$11,862
Mar 23	$11,573	$10,891	$11,786
Apr 23	$11,669	$10,961	$11,877
May 23	$11,774	$10,841	$11,982
Jun 23	$11,857	$10,802	$12,068
Jul 23	$11,943	$10,793	$12,156
Aug 23	$12,003	$10,726	$12,215
Sep 23	$12,064	$10,459	$12,276
Oct 23	$12,105	$10,297	$12,319
Nov 23	$12,173	$10,749	$12,388
Dec 23	$12,263	$11,147	$12,478
Jan 24	$12,372	$11,134	$12,593
Feb 24	$12,466	$10,982	$12,687
Mar 24	$12,557	$11,074	$12,774
Apr 24	$12,617	$10,807	$12,843
May 24	$12,694	$10,990	$12,927
Jun 24	$12,751	$11,095	$12,986
Jul 24	$12,817	$11,352	$13,054
Aug 24	$12,867	$11,513	$13,103
Sep 24	$12,943	$11,668	$13,183
Oct 24	$13,017	$11,383	$13,258
Nov 24	$13,081	$11,497	$13,321
Dec 24	$13,147	$11,312	$13,391
Jan 25	$13,205	$11,376	$13,453
Feb 25	$13,274	$11,623	$13,523
Mar 25	$13,315	$11,627	$13,566
Apr 25	$13,301	$11,670	$13,551

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck IG Floating Rate ETF	5.42%	4.12%	2.89%
MVIS® US Investment Grade Floating Rate Index (MVFLTR)	5.51%	4.16%	3.09%
ICE BofA US Broad Market Index (US00)	7.99%	(0.68)%	1.56%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$2,344,336,594
  Number of Portfolio Holdings346
  Portfolio Turnover Rate110%
  Advisory Fees Paid$2,608,397

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
84.3%
Consumer Cyclicals
4.3%
Industrials
3.2%
Energy
1.9%
Utilities
1.0%
Other Investments
3.7%
Other assets less liabilities
1.6%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		1.6%
Other Investments		3.7%
Utilities		1.0%
Energy		1.9%
Industrials		3.2%
Consumer Cyclicals		4.3%
Financials		84.3%

Top Ten Holdings (% of Total Net Assets)

Commonwealth Bank of Australia, 5.18%, 3/14/2030	1.7%
Wells Fargo & Co., 5.45%, 4/22/2028	1.2%
Morgan Stanley Bank NA, 5.32%, 7/14/2028	1.2%
Morgan Stanley, 5.40%, 4/13/2028	1.2%
Commonwealth Bank of Australia, 5.01%, 3/14/2028	1.1%
DBS Group Holdings Ltd., 4.97%, 3/21/2028	1.1%
Sumitomo Mitsui Trust Bank Ltd., 5.36%, 3/13/2030	1.1%
United Overseas Bank Ltd., 4.96%, 4/2/2028	1.0%
Australia & New Zealand Banking Group Ltd., 5.22%, 12/16/2029	1.0%
National Australia Bank Ltd., 5.17%, 1/14/2030	0.9%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Intermediate Muni ETF

Ticker: ITM

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck Intermediate Muni  ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Intermediate Muni ETF	$18	0.18%

How did the Fund perform last year?

  Intermediate municipal bonds delivered positive performance over the reporting period, supported by stronger reinvestment flows and growing expectations for Federal Reserve policy easing. While the yield curve remained inverted, demand for duration modestly improved.

  Securities from New York, California and Texas, the largest exposures in the Fund, were also the largest contributors to performance. There were no material detractors by state.

  The Fund’s exposure to the state general obligations, local general obligations and tax sectors contributed the most to performance over the reporting period given their higher relative average allocations in the Fund. There were no material detractors by sector.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

ITM
MBNI
MUNI
$15,000
$10,000
$5,000
$0
$12,606 - MBNI
$12,360 - MUNI
$12,061 - ITM
Apr 15
Apr 16
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25

	ITM	MUNI	MBNI
Apr 15	$10,000	$10,000	$10,000
May 15	$9,946	$9,967	$9,960
Jun 15	$9,924	$9,953	$9,937
Jul 15	$10,012	$10,032	$10,032
Aug 15	$10,036	$10,054	$10,064
Sep 15	$10,142	$10,122	$10,174
Oct 15	$10,196	$10,165	$10,220
Nov 15	$10,245	$10,215	$10,278
Dec 15	$10,326	$10,296	$10,385
Jan 16	$10,518	$10,410	$10,568
Feb 16	$10,513	$10,419	$10,570
Mar 16	$10,544	$10,465	$10,612
Apr 16	$10,638	$10,545	$10,712
May 16	$10,644	$10,578	$10,725
Jun 16	$10,843	$10,750	$10,936
Jul 16	$10,844	$10,744	$10,935
Aug 16	$10,863	$10,769	$10,946
Sep 16	$10,821	$10,717	$10,900
Oct 16	$10,686	$10,616	$10,738
Nov 16	$10,154	$10,229	$10,199
Dec 16	$10,266	$10,341	$10,374
Jan 17	$10,343	$10,394	$10,440
Feb 17	$10,408	$10,461	$10,516
Mar 17	$10,444	$10,485	$10,549
Apr 17	$10,553	$10,561	$10,660
May 17	$10,752	$10,717	$10,875
Jun 17	$10,701	$10,692	$10,824
Jul 17	$10,791	$10,771	$10,927
Aug 17	$10,900	$10,861	$11,020
Sep 17	$10,831	$10,820	$10,955
Oct 17	$10,868	$10,840	$10,987
Nov 17	$10,789	$10,794	$10,901
Dec 17	$10,904	$10,901	$11,055
Jan 18	$10,729	$10,786	$10,855
Feb 18	$10,659	$10,740	$10,803
Mar 18	$10,710	$10,776	$10,855
Apr 18	$10,663	$10,734	$10,823
May 18	$10,798	$10,861	$10,958
Jun 18	$10,788	$10,873	$10,959
Jul 18	$10,822	$10,898	$10,993
Aug 18	$10,839	$10,915	$11,025
Sep 18	$10,769	$10,846	$10,943
Oct 18	$10,665	$10,768	$10,858
Nov 18	$10,829	$10,886	$11,018
Dec 18	$10,973	$11,015	$11,185
Jan 19	$11,114	$11,096	$11,309
Feb 19	$11,185	$11,156	$11,380
Mar 19	$11,364	$11,318	$11,590
Apr 19	$11,407	$11,359	$11,631
May 19	$11,611	$11,515	$11,827
Jun 19	$11,658	$11,563	$11,873
Jul 19	$11,767	$11,651	$11,989
Aug 19	$11,979	$11,820	$12,220
Sep 19	$11,855	$11,737	$12,082
Oct 19	$11,854	$11,752	$12,093
Nov 19	$11,868	$11,772	$12,123
Dec 19	$11,875	$11,808	$12,172
Jan 20	$12,168	$12,005	$12,452
Feb 20	$12,341	$12,156	$12,639
Mar 20	$11,885	$11,761	$12,124
Apr 20	$11,681	$11,609	$11,940
May 20	$12,128	$11,961	$12,407
Jun 20	$12,207	$12,051	$12,512
Jul 20	$12,419	$12,226	$12,775
Aug 20	$12,358	$12,189	$12,680
Sep 20	$12,332	$12,188	$12,683
Oct 20	$12,297	$12,165	$12,632
Nov 20	$12,498	$12,328	$12,873
Dec 20	$12,547	$12,399	$12,960
Jan 21	$12,650	$12,467	$13,045
Feb 21	$12,381	$12,286	$12,766
Mar 21	$12,452	$12,352	$12,854
Apr 21	$12,568	$12,457	$12,989
May 21	$12,612	$12,503	$13,028
Jun 21	$12,640	$12,537	$13,064
Jul 21	$12,753	$12,625	$13,210
Aug 21	$12,697	$12,585	$13,152
Sep 21	$12,563	$12,498	$13,014
Oct 21	$12,525	$12,485	$12,954
Nov 21	$12,646	$12,577	$13,094
Dec 21	$12,662	$12,592	$13,126
Jan 22	$12,229	$12,283	$12,668
Feb 22	$12,161	$12,222	$12,626
Mar 22	$11,708	$11,882	$12,156
Apr 22	$11,312	$11,565	$11,741
May 22	$11,515	$11,732	$11,951
Jun 22	$11,303	$11,537	$11,734
Jul 22	$11,662	$11,824	$12,102
Aug 22	$11,380	$11,550	$11,820
Sep 22	$10,939	$11,155	$11,366
Oct 22	$10,892	$11,076	$11,310
Nov 22	$11,402	$11,586	$11,853
Dec 22	$11,439	$11,584	$11,893
Jan 23	$11,758	$11,906	$12,233
Feb 23	$11,490	$11,638	$11,959
Mar 23	$11,738	$11,883	$12,216
Apr 23	$11,718	$11,865	$12,200
May 23	$11,591	$11,776	$12,072
Jun 23	$11,684	$11,876	$12,168
Jul 23	$11,716	$11,904	$12,202
Aug 23	$11,578	$11,772	$12,059
Sep 23	$11,255	$11,463	$11,718
Oct 23	$11,132	$11,337	$11,601
Nov 23	$11,788	$12,004	$12,295
Dec 23	$12,084	$12,278	$12,610
Jan 24	$12,047	$12,252	$12,574
Feb 24	$12,051	$12,256	$12,580
Mar 24	$12,035	$12,244	$12,569
Apr 24	$11,891	$12,116	$12,411
May 24	$11,804	$12,085	$12,320
Jun 24	$11,982	$12,270	$12,515
Jul 24	$12,077	$12,372	$12,620
Aug 24	$12,174	$12,467	$12,729
Sep 24	$12,295	$12,591	$12,855
Oct 24	$12,104	$12,426	$12,650
Nov 24	$12,294	$12,614	$12,850
Dec 24	$12,152	$12,470	$12,702
Jan 25	$12,221	$12,505	$12,768
Feb 25	$12,361	$12,631	$12,918
Mar 25	$12,123	$12,425	$12,668
Apr 25	$12,061	$12,360	$12,606

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Intermediate Muni ETF	1.43%	0.64%	1.89%
ICE Intermediate AMT-Free Broad National Municipal Index (MBNI)	1.57%	1.09%	2.34%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MBNI. Index data from March 1, 2022 to November 30, 2022 reflects the ICE Intermediate AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$1,950,323,319
  Number of Portfolio Holdings1,277
  Portfolio Turnover Rate11%
  Advisory Fees Paid$3,401,344

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Local GO
14.4%
Tax
13.7%
State GO
13.6%
Hospitals
7.6%
Water & Sewer
7.0%
Education
7.0%
Power
6.6%
Transportation
5.5%
Utilities
4.7%
Toll & Turnpike
4.6%
Leasing COPS & Appropriations
3.5%
Miscellaneous
2.3%
Multi-Family Housing
1.8%
Airport
1.8%
Other Investments
2.4%
Other assets less liabilities
3.5%
0
2
4
6
8
10
12
14
16

Value	Value	Value
Other assets less liabilities		3.5%
Other Investments		2.4%
Airport		1.8%
Multi-Family Housing		1.8%
Miscellaneous		2.3%
Leasing COPS & Appropriations		3.5%
Toll & Turnpike		4.6%
Utilities		4.7%
Transportation		5.5%
Power		6.6%
Education		7.0%
Water & Sewer		7.0%
Hospitals		7.6%
State GO		13.6%
Tax		13.7%
Local GO		14.4%

Top Ten Holdings (% of Total Net Assets)

California Community Choice Financing Authority, Clean Energy Project, 5.00%, 8/1/2055	0.6%
California Community Choice Financing Authority, Clean Energy Project, 4.00%, 2/1/2052	0.5%
State of California, Various Purpose, 4.00%, 3/1/2036	0.5%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 1/1/2056	0.4%
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/2038	0.3%
State of California, Various Purpose, 5.25%, 8/1/2032	0.3%
New York City Municipal Water Finance Authority, 5.00%, 6/15/2034	0.3%
California Housing Finance Agency, 3.75%, 3/25/2035	0.3%
National Finance Authority Municipal Certificates, 4.17%, 1/20/2041	0.3%
South Carolina Jobs-Economic Development Authority, Novant Health, Inc., 5.00%, 11/1/2034	0.3%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Long Muni ETF

Ticker: MLN

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck Long Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long Muni ETF	$24	0.24%

How did the Fund perform last year?

  Long maturity municipal bonds delivered stable performance during the reporting period, benefiting from improving valuations, favorable supply dynamics, and resilient credit fundamentals, despite continued sensitivity to rate volatility.

  Securities from New York, Texas and California, the largest exposures in the Fund, were also the largest contributors to performance. There were no material detractors by state.

  The single-family housing sector contributed the most to performance attributed to strong returns and moderate allocation weight in the Fund. Hospitals and Tax sector bonds also contributed positively to performance primarily driven by high relative allocations in the Fund. There were no material detractors by sector.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

MLN
MBNL
MUNI
$15,000
$10,000
$5,000
$0
$12,712 - MBNL
$12,360 - MUNI
$11,864 - MLN
Apr 15
Apr 16
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25

	MLN	MUNI	MBNL
Apr 15	$10,000	$10,000	$10,000
May 15	$9,958	$9,967	$9,964
Jun 15	$9,928	$9,953	$9,923
Jul 15	$10,039	$10,032	$10,051
Aug 15	$10,054	$10,054	$10,075
Sep 15	$10,140	$10,122	$10,165
Oct 15	$10,190	$10,165	$10,210
Nov 15	$10,287	$10,215	$10,316
Dec 15	$10,392	$10,296	$10,457
Jan 16	$10,562	$10,410	$10,603
Feb 16	$10,560	$10,419	$10,607
Mar 16	$10,652	$10,465	$10,714
Apr 16	$10,780	$10,545	$10,846
May 16	$10,880	$10,578	$10,946
Jun 16	$11,172	$10,750	$11,249
Jul 16	$11,150	$10,744	$11,227
Aug 16	$11,182	$10,769	$11,269
Sep 16	$11,097	$10,717	$11,157
Oct 16	$10,915	$10,616	$10,941
Nov 16	$10,298	$10,229	$10,334
Dec 16	$10,407	$10,341	$10,544
Jan 17	$10,490	$10,394	$10,587
Feb 17	$10,550	$10,461	$10,667
Mar 17	$10,586	$10,485	$10,698
Apr 17	$10,673	$10,561	$10,786
May 17	$10,912	$10,717	$11,053
Jun 17	$10,890	$10,692	$11,019
Jul 17	$10,999	$10,771	$11,139
Aug 17	$11,097	$10,861	$11,255
Sep 17	$11,037	$10,820	$11,177
Oct 17	$11,108	$10,840	$11,237
Nov 17	$11,118	$10,794	$11,260
Dec 17	$11,299	$10,901	$11,460
Jan 18	$11,083	$10,786	$11,216
Feb 18	$10,990	$10,740	$11,159
Mar 18	$11,077	$10,776	$11,251
Apr 18	$10,995	$10,734	$11,179
May 18	$11,191	$10,861	$11,382
Jun 18	$11,179	$10,873	$11,361
Jul 18	$11,167	$10,898	$11,361
Aug 18	$11,190	$10,915	$11,405
Sep 18	$11,066	$10,846	$11,293
Oct 18	$10,913	$10,768	$11,154
Nov 18	$11,074	$10,886	$11,312
Dec 18	$11,216	$11,015	$11,486
Jan 19	$11,303	$11,096	$11,554
Feb 19	$11,385	$11,156	$11,635
Mar 19	$11,694	$11,318	$11,977
Apr 19	$11,782	$11,359	$12,077
May 19	$12,011	$11,515	$12,313
Jun 19	$12,058	$11,563	$12,345
Jul 19	$12,152	$11,651	$12,461
Aug 19	$12,462	$11,820	$12,806
Sep 19	$12,352	$11,737	$12,684
Oct 19	$12,346	$11,752	$12,680
Nov 19	$12,367	$11,772	$12,718
Dec 19	$12,347	$11,808	$12,751
Jan 20	$12,687	$12,005	$13,082
Feb 20	$12,974	$12,156	$13,375
Mar 20	$12,350	$11,761	$12,650
Apr 20	$11,988	$11,609	$12,308
May 20	$12,492	$11,961	$12,855
Jun 20	$12,651	$12,051	$13,027
Jul 20	$12,927	$12,226	$13,350
Aug 20	$12,835	$12,189	$13,232
Sep 20	$12,803	$12,188	$13,211
Oct 20	$12,758	$12,165	$13,147
Nov 20	$13,062	$12,328	$13,492
Dec 20	$13,134	$12,399	$13,616
Jan 21	$13,287	$12,467	$13,749
Feb 21	$12,920	$12,286	$13,386
Mar 21	$13,031	$12,352	$13,524
Apr 21	$13,223	$12,457	$13,723
May 21	$13,323	$12,503	$13,822
Jun 21	$13,394	$12,537	$13,909
Jul 21	$13,510	$12,625	$14,070
Aug 21	$13,416	$12,585	$13,948
Sep 21	$13,248	$12,498	$13,792
Oct 21	$13,232	$12,485	$13,748
Nov 21	$13,447	$12,577	$13,997
Dec 21	$13,477	$12,592	$14,025
Jan 22	$12,950	$12,283	$13,492
Feb 22	$12,817	$12,222	$13,426
Mar 22	$12,160	$11,882	$12,782
Apr 22	$11,470	$11,565	$12,127
May 22	$11,741	$11,732	$12,401
Jun 22	$11,245	$11,537	$11,911
Jul 22	$11,699	$11,824	$12,387
Aug 22	$11,202	$11,550	$11,881
Sep 22	$10,571	$11,155	$11,232
Oct 22	$10,376	$11,076	$11,037
Nov 22	$11,193	$11,586	$11,896
Dec 22	$11,116	$11,584	$11,816
Jan 23	$11,583	$11,906	$12,326
Feb 23	$11,190	$11,638	$11,918
Mar 23	$11,523	$11,883	$12,266
Apr 23	$11,516	$11,865	$12,270
May 23	$11,429	$11,776	$12,182
Jun 23	$11,566	$11,876	$12,332
Jul 23	$11,587	$11,904	$12,364
Aug 23	$11,347	$11,772	$12,114
Sep 23	$10,868	$11,463	$11,605
Oct 23	$10,616	$11,337	$11,342
Nov 23	$11,621	$12,004	$12,416
Dec 23	$11,983	$12,278	$12,823
Jan 24	$11,954	$12,252	$12,790
Feb 24	$11,937	$12,256	$12,772
Mar 24	$11,914	$12,244	$12,749
Apr 24	$11,748	$12,116	$12,557
May 24	$11,765	$12,085	$12,577
Jun 24	$11,999	$12,270	$12,849
Jul 24	$12,099	$12,372	$12,963
Aug 24	$12,160	$12,467	$13,038
Sep 24	$12,331	$12,591	$13,220
Oct 24	$12,126	$12,426	$12,995
Nov 24	$12,407	$12,614	$13,299
Dec 24	$12,170	$12,470	$13,046
Jan 25	$12,141	$12,505	$13,014
Feb 25	$12,283	$12,631	$13,168
Mar 25	$11,986	$12,425	$12,830
Apr 25	$11,864	$12,360	$12,712

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Long Muni ETF	0.99%	(0.21)%	1.72%
ICE Long AMT-Free Broad National Municipal Index (MBNL)	1.23%	0.65%	2.43%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MBNL. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE Long AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-Free Long Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$535,887,443
  Number of Portfolio Holdings609
  Portfolio Turnover Rate9%
  Advisory Fees Paid$1,228,678

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Local GO
15.1%
Hospitals
14.4%
Tax
13.7%
Water & Sewer
8.6%
Education
7.7%
Toll & Turnpike
5.7%
State GO
5.7%
Single Family Housing
5.7%
Transportation
5.0%
Leasing COPS & Appropriations
3.3%
Power
3.0%
Utilities
2.6%
Airport
2.4%
Multi-Family Housing
1.9%
Miscellaneous
1.4%
Health
1.1%
Other
1.2%
Other assets less liabilities
1.5%
0
2
4
6
8
10
12
14
16
18

Value	Value	Value
Other assets less liabilities		1.5%
Other		1.2%
Health		1.1%
Miscellaneous		1.4%
Multi-Family Housing		1.9%
Airport		2.4%
Utilities		2.6%
Power		3.0%
Leasing COPS & Appropriations		3.3%
Transportation		5.0%
Single Family Housing		5.7%
State GO		5.7%
Toll & Turnpike		5.7%
Education		7.7%
Water & Sewer		8.6%
Tax		13.7%
Hospitals		14.4%
Local GO		15.1%

Top Ten Holdings (% of Total Net Assets)

City of New York, 5.25%, 2/1/2053	0.8%
North Carolina Turnpike Authority, Triangle Expressway System, 5.00%, 1/1/2058	0.6%
New York State Dormitory Authority, White Plants Hospital, 5.50%, 10/1/2054	0.4%
New York City Transitional Finance Authority, Future Tax Secured Subordinate, 5.50%, 5/1/2052	0.4%
Lamar Consolidated Independent School District, 5.50%, 2/15/2058	0.4%
State of California, Various Purpose, 5.00%, 9/1/2048	0.4%
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, 5.25%, 5/15/2054	0.4%
City of San Antonio, Texas Electric & Gas Systems, 5.25%, 2/1/2054	0.4%
University of California, 5.00%, 5/15/2052	0.4%
New York State Urban Development Corp., Personal Income Tax, 5.00%, 3/15/2047	0.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Moody's Analytics BBB Corporate Bond ETF

Ticker: MBBB

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck Moody's Analytics BBB Corporate Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics BBB Corporate Bond ETF	$27	0.25%

How did the Fund perform last year?

  BBB-rated corporate bonds had a positive return over the period primarily driven by high coupon income and movements in interest rates.

  The banking sector was the largest contributor to performance, followed by telecom, and consumer goods. No sector detracted from performance.

  All maturity bands contributed positively to performance, with greater than 15-year maturity bonds contributing the most.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (12/1/2020).

MBBB
MVBI
US00
$15,000
$10,000
$5,000
$0
Dec 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25
$10,108 - MVBI
$10,083 - MBBB
$9,481 - US00

	MBBB	US00	MVBI
Dec 20	$10,000	$10,000	$10,000
Dec 20	$10,114	$10,054	$10,149
Jan 21	$10,068	$9,975	$10,066
Feb 21	$9,984	$9,797	$9,949
Mar 21	$9,854	$9,694	$9,848
Apr 21	$9,970	$9,777	$9,962
May 21	$10,045	$9,807	$10,044
Jun 21	$10,193	$9,890	$10,202
Jul 21	$10,314	$9,996	$10,317
Aug 21	$10,291	$9,982	$10,306
Sep 21	$10,206	$9,887	$10,216
Oct 21	$10,193	$9,889	$10,217
Nov 21	$10,174	$9,928	$10,206
Dec 21	$10,173	$9,895	$10,199
Jan 22	$9,855	$9,688	$9,862
Feb 22	$9,577	$9,565	$9,577
Mar 22	$9,335	$9,297	$9,286
Apr 22	$8,877	$8,956	$8,833
May 22	$8,936	$8,994	$8,891
Jun 22	$8,667	$8,874	$8,633
Jul 22	$8,922	$9,079	$8,894
Aug 22	$8,702	$8,832	$8,674
Sep 22	$8,280	$8,443	$8,226
Oct 22	$8,220	$8,327	$8,167
Nov 22	$8,642	$8,629	$8,592
Dec 22	$8,645	$8,593	$8,598
Jan 23	$9,027	$8,851	$8,969
Feb 23	$8,740	$8,630	$8,685
Mar 23	$8,961	$8,848	$8,942
Apr 23	$9,028	$8,905	$9,009
May 23	$8,917	$8,808	$8,901
Jun 23	$8,961	$8,776	$8,952
Jul 23	$9,025	$8,768	$9,022
Aug 23	$8,964	$8,714	$8,965
Sep 23	$8,769	$8,497	$8,765
Oct 23	$8,607	$8,366	$8,604
Nov 23	$9,124	$8,733	$9,135
Dec 23	$9,493	$9,056	$9,501
Jan 24	$9,522	$9,046	$9,530
Feb 24	$9,380	$8,922	$9,391
Mar 24	$9,507	$8,997	$9,526
Apr 24	$9,300	$8,780	$9,316
May 24	$9,489	$8,929	$9,512
Jun 24	$9,544	$9,014	$9,566
Jul 24	$9,780	$9,223	$9,802
Aug 24	$9,932	$9,354	$9,955
Sep 24	$10,109	$9,480	$10,136
Oct 24	$9,894	$9,248	$9,923
Nov 24	$10,031	$9,341	$10,058
Dec 24	$9,865	$9,190	$9,886
Jan 25	$9,917	$9,243	$9,946
Feb 25	$10,114	$9,443	$10,144
Mar 25	$10,080	$9,446	$10,110
Apr 25	$10,083	$9,481	$10,108

Average Annual Total Returns

.	1 Year	Life*
VanEck Moody's Analytics BBB Corporate Bond ETF	8.42%	0.19%
MVIS® Moody's Analytics US BBB Corporate Bond Index (MVBI)	8.50%	0.24%
ICE BofA US Broad Market Index (US00)	7.99%	(1.20)%

* Inception of Fund: 12/01/2020

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$8,555,045
  Number of Portfolio Holdings210
  Portfolio Turnover Rate59%
  Advisory Fees Paid$22,462

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
19.3%
Technology
18.8%
Consumer Non-Cyclicals
17.2%
Consumer Cyclicals
10.3%
Industrials
8.5%
Utilities
7.0%
Healthcare
6.8%
Energy
5.2%
Real Estate
3.7%
Basic Materials
1.5%
Other assets less liabilities
1.7%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		1.7%
Basic Materials		1.5%
Real Estate		3.7%
Energy		5.2%
Healthcare		6.8%
Utilities		7.0%
Industrials		8.5%
Consumer Cyclicals		10.3%
Consumer Non-Cyclicals		17.2%
Technology		18.8%
Financials		19.3%

Top Ten Holdings (% of Total Net Assets)

McDonald's Corp., 2.12%, 3/1/2030	1.6%
Verizon Communications, Inc., 2.55%, 3/21/2031	1.6%
Verizon Communications, Inc., 4.33%, 9/21/2028	1.5%
Fiserv, Inc., 3.20%, 7/1/2026	1.4%
Societe Generale SA, 4.25%, 8/19/2026	1.2%
Oracle Corp., 5.38%, 7/15/2040	1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/2045	1.1%
Lowe's Cos, Inc., 2.62%, 4/1/2031	1.0%
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	1.0%
Tyson Foods, Inc., 4.55%, 6/2/2047	1.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Moody's Analytics IG Corporate Bond ETF

Ticker: MIG

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck Moody's Analytics IG Corporate Bond ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics IG Corporate Bond ETF	$21	0.20%

How did the Fund perform last year?

  Investment-grade corporate bonds had a positive return over the period primarily driven by high coupon income and movements in interest rates.

  The banking sector was the largest contributor to performance, followed by consumer goods and telecom. No sector detracted from performance.

  The Fund’s majority allocation to BBB bonds experienced strong returns and was a significant contributor to Fund returns.

  All maturity bands contributed positively to performance, with greater than 15-year maturity bonds contributing the most.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (12/1/2020).

MIG
MVCI
US00
$15,000
$10,000
$5,000
$0
Dec 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25
$9,991 - MVCI
$9,979 - MIG
$9,481 - US00

	MIG	US00	MVCI
Dec 20	$10,000	$10,000	$10,000
Dec 20	$10,092	$10,054	$10,125
Jan 21	$10,040	$9,975	$10,029
Feb 21	$9,948	$9,797	$9,893
Mar 21	$9,799	$9,694	$9,779
Apr 21	$9,903	$9,777	$9,890
May 21	$9,977	$9,807	$9,973
Jun 21	$10,123	$9,890	$10,122
Jul 21	$10,248	$9,996	$10,233
Aug 21	$10,222	$9,982	$10,221
Sep 21	$10,133	$9,887	$10,131
Oct 21	$10,130	$9,889	$10,140
Nov 21	$10,121	$9,928	$10,136
Dec 21	$10,114	$9,895	$10,129
Jan 22	$9,807	$9,688	$9,809
Feb 22	$9,589	$9,565	$9,567
Mar 22	$9,343	$9,297	$9,310
Apr 22	$8,898	$8,956	$8,868
May 22	$8,970	$8,994	$8,930
Jun 22	$8,715	$8,874	$8,686
Jul 22	$8,962	$9,079	$8,936
Aug 22	$8,734	$8,832	$8,710
Sep 22	$8,309	$8,443	$8,263
Oct 22	$8,238	$8,327	$8,194
Nov 22	$8,643	$8,629	$8,601
Dec 22	$8,650	$8,593	$8,612
Jan 23	$8,999	$8,851	$8,956
Feb 23	$8,734	$8,630	$8,693
Mar 23	$8,933	$8,848	$8,912
Apr 23	$9,007	$8,905	$8,986
May 23	$8,898	$8,808	$8,879
Jun 23	$8,919	$8,776	$8,910
Jul 23	$8,983	$8,768	$8,976
Aug 23	$8,924	$8,714	$8,918
Sep 23	$8,731	$8,497	$8,725
Oct 23	$8,577	$8,366	$8,571
Nov 23	$9,065	$8,733	$9,072
Dec 23	$9,429	$9,056	$9,433
Jan 24	$9,443	$9,046	$9,449
Feb 24	$9,306	$8,922	$9,314
Mar 24	$9,423	$8,997	$9,437
Apr 24	$9,219	$8,780	$9,235
May 24	$9,395	$8,929	$9,413
Jun 24	$9,453	$9,014	$9,469
Jul 24	$9,682	$9,223	$9,697
Aug 24	$9,834	$9,354	$9,850
Sep 24	$10,001	$9,480	$10,018
Oct 24	$9,789	$9,248	$9,807
Nov 24	$9,908	$9,341	$9,925
Dec 24	$9,748	$9,190	$9,760
Jan 25	$9,796	$9,243	$9,815
Feb 25	$9,985	$9,443	$10,007
Mar 25	$9,962	$9,446	$9,983
Apr 25	$9,979	$9,481	$9,991

Average Annual Total Returns

.	1 Year	Life*
VanEck Moody's Analytics IG Corporate Bond ETF	8.24%	(0.05)%
MVIS® Moody's Analytics US Investment Grade Corporate Bond Index (MVCI)	8.19%	(0.02)%
ICE BofA US Broad Market Index (US00)	7.99%	(1.20)%

* Inception of Fund: 12/01/2020

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$21,328,005
  Number of Portfolio Holdings386
  Portfolio Turnover Rate56%
  Advisory Fees Paid$31,559

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Non-Cyclicals
21.7%
Financials
20.5%
Technology
18.7%
Utilities
10.0%
Industrials
6.4%
Energy
6.4%
Consumer Cyclicals
6.4%
Healthcare
4.8%
Real Estate
2.2%
Other Investments
0.9%
Other assets less liabilities
2.0%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		2.0%
Other Investments		0.9%
Real Estate		2.2%
Healthcare		4.8%
Consumer Cyclicals		6.4%
Energy		6.4%
Industrials		6.4%
Utilities		10.0%
Technology		18.7%
Financials		20.5%
Consumer Non-Cyclicals		21.7%

Top Ten Holdings (% of Total Net Assets)

Altria Group, Inc., 4.80%, 2/14/2029	1.1%
Fiserv, Inc., 2.25%, 6/1/2027	0.9%
AT&T, Inc., 3.80%, 12/1/2057	0.9%
BNP Paribas SA, 5.12%, 1/13/2029	0.8%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
T-Mobile USA, Inc., 3.88%, 4/15/2030	0.8%
BNP Paribas SA, 5.89%, 12/5/2034	0.7%
UBS Group AG, 3.09%, 5/14/2032	0.7%
Centene Corp., 3.00%, 10/15/2030	0.7%
Centene Corp., 4.62%, 12/15/2029	0.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Short High Yield Muni ETF

Ticker: SHYD

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck Short High Yield Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short High Yield Muni ETF	$36	0.35%

How did the Fund perform last year?

  Short-term high yield municipal bonds performed well over the reporting period as investors continued to seek high tax-exempt income with limited duration exposure. Tightening credit spreads and stable fundamentals supported returns.

  Securities from New York, Pennsylvania, and Illinois were the largest contributors to the Fund’s performance. There were no material detractors to performance from a state exposure perspective.

  The Fund’s sector exposures all contributed positively to performance over the reporting period, but the hospital bonds, industrial development bonds and local general obligation bonds were the most significant contributors.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

SHYD
MIHX
MUNI
$15,000
$10,000
$5,000
$0
$13,788 - MIHX
$12,360 - MUNI
$11,855 - SHYD
Apr 15
Apr 16
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25

	SHYD	MUNI	MIHX
Apr 15	$10,000	$10,000	$10,000
May 15	$9,993	$9,967	$10,006
Jun 15	$9,920	$9,953	$9,962
Jul 15	$9,898	$10,032	$9,974
Aug 15	$9,898	$10,054	$9,990
Sep 15	$9,966	$10,122	$10,066
Oct 15	$10,037	$10,165	$10,154
Nov 15	$10,045	$10,215	$10,153
Dec 15	$10,028	$10,296	$10,182
Jan 16	$10,102	$10,410	$10,245
Feb 16	$10,113	$10,419	$10,282
Mar 16	$10,159	$10,465	$10,349
Apr 16	$10,214	$10,545	$10,420
May 16	$10,238	$10,578	$10,460
Jun 16	$10,347	$10,750	$10,590
Jul 16	$10,354	$10,744	$10,624
Aug 16	$10,371	$10,769	$10,660
Sep 16	$10,353	$10,717	$10,636
Oct 16	$10,281	$10,616	$10,566
Nov 16	$9,877	$10,229	$10,079
Dec 16	$9,842	$10,341	$10,112
Jan 17	$9,920	$10,394	$10,182
Feb 17	$9,983	$10,461	$10,245
Mar 17	$10,034	$10,485	$10,272
Apr 17	$10,131	$10,561	$10,389
May 17	$10,212	$10,717	$10,500
Jun 17	$10,226	$10,692	$10,489
Jul 17	$10,288	$10,771	$10,584
Aug 17	$10,410	$10,861	$10,716
Sep 17	$10,375	$10,820	$10,679
Oct 17	$10,380	$10,840	$10,711
Nov 17	$10,357	$10,794	$10,649
Dec 17	$10,384	$10,901	$10,694
Jan 18	$10,373	$10,786	$10,699
Feb 18	$10,371	$10,740	$10,686
Mar 18	$10,405	$10,776	$10,723
Apr 18	$10,442	$10,734	$10,797
May 18	$10,560	$10,861	$10,947
Jun 18	$10,593	$10,873	$11,000
Jul 18	$10,658	$10,898	$11,070
Aug 18	$10,672	$10,915	$11,127
Sep 18	$10,618	$10,846	$11,089
Oct 18	$10,542	$10,768	$11,076
Nov 18	$10,589	$10,886	$11,159
Dec 18	$10,636	$11,015	$11,244
Jan 19	$10,755	$11,096	$11,342
Feb 19	$10,809	$11,156	$11,404
Mar 19	$10,955	$11,318	$11,550
Apr 19	$10,981	$11,359	$11,591
May 19	$11,130	$11,515	$11,728
Jun 19	$11,182	$11,563	$11,791
Jul 19	$11,242	$11,651	$11,862
Aug 19	$11,389	$11,820	$12,009
Sep 19	$11,330	$11,737	$11,959
Oct 19	$11,361	$11,752	$12,006
Nov 19	$11,398	$11,772	$12,053
Dec 19	$11,413	$11,808	$12,111
Jan 20	$11,635	$12,005	$12,305
Feb 20	$11,796	$12,156	$12,462
Mar 20	$10,839	$11,761	$11,588
Apr 20	$10,604	$11,609	$11,387
May 20	$10,801	$11,961	$11,627
Jun 20	$11,105	$12,051	$11,880
Jul 20	$11,276	$12,226	$12,116
Aug 20	$11,310	$12,189	$12,151
Sep 20	$11,309	$12,188	$12,159
Oct 20	$11,317	$12,165	$12,161
Nov 20	$11,488	$12,328	$12,325
Dec 20	$11,618	$12,399	$12,547
Jan 21	$11,841	$12,467	$12,712
Feb 21	$11,693	$12,286	$12,634
Mar 21	$11,753	$12,352	$12,729
Apr 21	$11,864	$12,457	$12,843
May 21	$11,944	$12,503	$12,914
Jun 21	$12,042	$12,537	$13,012
Jul 21	$12,133	$12,625	$13,120
Aug 21	$12,114	$12,585	$13,124
Sep 21	$12,009	$12,498	$13,077
Oct 21	$11,964	$12,485	$13,054
Nov 21	$12,057	$12,577	$13,135
Dec 21	$12,073	$12,592	$13,171
Jan 22	$11,788	$12,283	$12,931
Feb 22	$11,694	$12,222	$12,901
Mar 22	$11,350	$11,882	$12,636
Apr 22	$11,084	$11,565	$12,417
May 22	$11,172	$11,732	$12,507
Jun 22	$11,019	$11,537	$12,366
Jul 22	$11,262	$11,824	$12,625
Aug 22	$11,096	$11,550	$12,470
Sep 22	$10,731	$11,155	$12,111
Oct 22	$10,648	$11,076	$12,043
Nov 22	$10,947	$11,586	$12,379
Dec 22	$10,979	$11,584	$12,414
Jan 23	$11,196	$11,906	$12,698
Feb 23	$11,024	$11,638	$12,537
Mar 23	$11,141	$11,883	$12,688
Apr 23	$11,131	$11,865	$12,705
May 23	$11,071	$11,776	$12,646
Jun 23	$11,181	$11,876	$12,752
Jul 23	$11,186	$11,904	$12,794
Aug 23	$11,131	$11,772	$12,758
Sep 23	$10,958	$11,463	$12,569
Oct 23	$10,820	$11,337	$12,459
Nov 23	$11,158	$12,004	$12,881
Dec 23	$11,382	$12,278	$13,103
Jan 24	$11,369	$12,252	$13,165
Feb 24	$11,431	$12,256	$13,219
Mar 24	$11,493	$12,244	$13,303
Apr 24	$11,445	$12,116	$13,250
May 24	$11,454	$12,085	$13,273
Jun 24	$11,573	$12,270	$13,415
Jul 24	$11,648	$12,372	$13,520
Aug 24	$11,736	$12,467	$13,650
Sep 24	$11,876	$12,591	$13,768
Oct 24	$11,811	$12,426	$13,692
Nov 24	$11,912	$12,614	$13,811
Dec 24	$11,838	$12,470	$13,738
Jan 25	$11,922	$12,505	$13,835
Feb 25	$12,021	$12,631	$13,958
Mar 25	$11,935	$12,425	$13,854
Apr 25	$11,855	$12,360	$13,788

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Short High Yield Muni ETF	3.58%	2.26%	1.72%
ICE 1-12 Year Broad High Yield Crossover Municipal Index (MIHX)	4.06%	3.90%	3.26%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MIHX. Index data from March 1, 2022 to November 30, 2022 reflects that of the ICE 1-12 Year Broad High Yield Crossover Municipal Bond Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays Municipal High Yield Short Duration Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$318,278,595
  Number of Portfolio Holdings430
  Portfolio Turnover Rate25%
  Advisory Fees Paid$1,106,236

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrial Development Revenue 23.5%
Local GO 10.1%
Hospitals 8.7%
Power 7.6%
Tax 7.5%
Education 6.4%
Utilities 6.2%
Health 6.1%
State GO 5.2%
Airport 3.7%
Leasing COPS & Appropriations 3.6%
Miscellaneous 2.6%
Water & Sewer 2.0%
Multi-Family Housing 1.8%
Transportation 1.7%
Toll & Turnpike 1.2%
Other Investments 1.0%
Other assets less liabilities 1.1%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		1.1%
Other Investments		1.0%
Toll & Turnpike		1.2%
Transportation		1.7%
Multi-Family Housing		1.8%
Water & Sewer		2.0%
Miscellaneous		2.6%
Leasing COPS & Appropriations		3.6%
Airport		3.7%
State GO		5.2%
Health		6.1%
Utilities		6.2%
Education		6.4%
Tax		7.5%
Power		7.6%
Hospitals		8.7%
Local GO		10.1%
Industrial Development Revenue		23.5%

Top Ten Holdings (% of Total Net Assets)

California Infrastructure & Economic Development Bank, Broghtlime West Passenger Rail Project, 9.50%, 1/1/2065	2.4%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	2.0%
Puerto Rico Commonwealth, 5.75%, 7/1/2031	1.3%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.00%, 8/1/2031	1.3%
Puerto Rico Commonwealth, 4.00%, 7/1/2033	1.2%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.25%, 8/1/2031	1.0%
Puerto Rico Commonwealth, 5.62%, 7/1/2029	1.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, 5.00%, 7/1/2030	1.0%
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, 5.00%, 7/1/2029	0.9%
Mission Economic Development Corp., Senior Lien, Natgasoline Project, 4.62%, 10/1/2031	0.8%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Short Muni ETF

Ticker: SMB

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2025

This annual shareholder report contains important information about the VanEck Short Muni ETF (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short Muni ETF	$7	0.07%

How did the Fund perform last year?

  Short maturity municipal bonds posted modest gains over the reporting period. While the inverted yield curve limited upside performance, strong credit quality and continued demand for low-duration tax-exempt income supported returns.

  Securities from California, New York and Texas were the largest contributors to the Fund’s performance, driven by positive returns and high relative allocations in the Fund. No state exposures materially detracted from returns.

  The Fund’s exposure to the state general obligations, local general obligations and refunded sectors, the largest exposures in the Fund, contributed the most to performance over the reporting period, but all sector exposures contributed positively.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 fiscal years.

SMB
MBNS
MUNI
$15,000
$10,000
$5,000
$0
$12,360 - MUNI
$11,637 - MBNS
$11,340 - SMB
Apr 15
Apr 16
Apr 17
Apr 18
Apr 19
Apr 20
Apr 21
Apr 22
Apr 23
Apr 24
Apr 25

	SMB	MUNI	MBNS
Apr 15	$10,000	$10,000	$10,000
May 15	$9,963	$9,967	$9,974
Jun 15	$9,990	$9,953	$9,999
Jul 15	$10,034	$10,032	$10,043
Aug 15	$10,037	$10,054	$10,049
Sep 15	$10,070	$10,122	$10,095
Oct 15	$10,108	$10,165	$10,136
Nov 15	$10,084	$10,215	$10,120
Dec 15	$10,076	$10,296	$10,129
Jan 16	$10,166	$10,410	$10,222
Feb 16	$10,199	$10,419	$10,258
Mar 16	$10,162	$10,465	$10,223
Apr 16	$10,195	$10,545	$10,262
May 16	$10,175	$10,578	$10,245
Jun 16	$10,231	$10,750	$10,314
Jul 16	$10,264	$10,744	$10,348
Aug 16	$10,255	$10,769	$10,342
Sep 16	$10,213	$10,717	$10,301
Oct 16	$10,193	$10,616	$10,268
Nov 16	$10,016	$10,229	$10,059
Dec 16	$10,031	$10,341	$10,101
Jan 17	$10,122	$10,394	$10,190
Feb 17	$10,172	$10,461	$10,256
Mar 17	$10,170	$10,485	$10,257
Apr 17	$10,215	$10,561	$10,309
May 17	$10,277	$10,717	$10,388
Jun 17	$10,236	$10,692	$10,350
Jul 17	$10,299	$10,771	$10,411
Aug 17	$10,338	$10,861	$10,463
Sep 17	$10,296	$10,820	$10,407
Oct 17	$10,289	$10,840	$10,403
Nov 17	$10,182	$10,794	$10,297
Dec 17	$10,198	$10,901	$10,331
Jan 18	$10,203	$10,786	$10,326
Feb 18	$10,192	$10,740	$10,311
Mar 18	$10,178	$10,776	$10,304
Apr 18	$10,143	$10,734	$10,270
May 18	$10,220	$10,861	$10,350
Jun 18	$10,251	$10,873	$10,384
Jul 18	$10,282	$10,898	$10,420
Aug 18	$10,283	$10,915	$10,415
Sep 18	$10,231	$10,846	$10,364
Oct 18	$10,209	$10,768	$10,350
Nov 18	$10,276	$10,886	$10,419
Dec 18	$10,343	$11,015	$10,505
Jan 19	$10,429	$11,096	$10,584
Feb 19	$10,467	$11,156	$10,627
Mar 19	$10,522	$11,318	$10,689
Apr 19	$10,519	$11,359	$10,690
May 19	$10,611	$11,515	$10,786
Jun 19	$10,654	$11,563	$10,840
Jul 19	$10,731	$11,651	$10,914
Aug 19	$10,759	$11,820	$10,961
Sep 19	$10,702	$11,737	$10,884
Oct 19	$10,740	$11,752	$10,936
Nov 19	$10,756	$11,772	$10,959
Dec 19	$10,766	$11,808	$10,987
Jan 20	$10,870	$12,005	$11,095
Feb 20	$10,914	$12,156	$11,149
Mar 20	$10,708	$11,761	$10,891
Apr 20	$10,693	$11,609	$10,893
May 20	$10,948	$11,961	$11,163
Jun 20	$10,989	$12,051	$11,210
Jul 20	$11,067	$12,226	$11,314
Aug 20	$11,061	$12,189	$11,312
Sep 20	$11,060	$12,188	$11,326
Oct 20	$11,045	$12,165	$11,305
Nov 20	$11,099	$12,328	$11,359
Dec 20	$11,113	$12,399	$11,395
Jan 21	$11,164	$12,467	$11,430
Feb 21	$11,078	$12,286	$11,343
Mar 21	$11,107	$12,352	$11,385
Apr 21	$11,149	$12,457	$11,425
May 21	$11,152	$12,503	$11,428
Jun 21	$11,154	$12,537	$11,429
Jul 21	$11,202	$12,625	$11,487
Aug 21	$11,189	$12,585	$11,480
Sep 21	$11,144	$12,498	$11,439
Oct 21	$11,129	$12,485	$11,412
Nov 21	$11,143	$12,577	$11,426
Dec 21	$11,140	$12,592	$11,435
Jan 22	$10,935	$12,283	$11,204
Feb 22	$10,896	$12,222	$11,164
Mar 22	$10,700	$11,882	$10,952
Apr 22	$10,561	$11,565	$10,806
May 22	$10,687	$11,732	$10,940
Jun 22	$10,661	$11,537	$10,913
Jul 22	$10,797	$11,824	$11,057
Aug 22	$10,644	$11,550	$10,906
Sep 22	$10,456	$11,155	$10,714
Oct 22	$10,453	$11,076	$10,711
Nov 22	$10,644	$11,586	$10,908
Dec 22	$10,660	$11,584	$10,928
Jan 23	$10,796	$11,906	$11,068
Feb 23	$10,651	$11,638	$10,927
Mar 23	$10,800	$11,883	$11,074
Apr 23	$10,754	$11,865	$11,038
May 23	$10,704	$11,776	$10,990
Jun 23	$10,757	$11,876	$11,044
Jul 23	$10,775	$11,904	$11,063
Aug 23	$10,763	$11,772	$11,047
Sep 23	$10,670	$11,463	$10,949
Oct 23	$10,675	$11,337	$10,953
Nov 23	$10,922	$12,004	$11,205
Dec 23	$11,029	$12,278	$11,317
Jan 24	$11,018	$12,252	$11,307
Feb 24	$11,031	$12,256	$11,320
Mar 24	$11,017	$12,244	$11,312
Apr 24	$10,982	$12,116	$11,275
May 24	$10,969	$12,085	$11,262
Jun 24	$11,054	$12,270	$11,350
Jul 24	$11,139	$12,372	$11,436
Aug 24	$11,237	$12,467	$11,537
Sep 24	$11,297	$12,591	$11,597
Oct 24	$11,238	$12,426	$11,534
Nov 24	$11,297	$12,614	$11,595
Dec 24	$11,263	$12,470	$11,560
Jan 25	$11,321	$12,505	$11,619
Feb 25	$11,383	$12,631	$11,683
Mar 25	$11,361	$12,425	$11,658
Apr 25	$11,340	$12,360	$11,637

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Short Muni ETF	3.26%	1.18%	1.27%
ICE Short AMT-Free Broad National Municipal Index (MBNS)	3.21%	1.33%	1.53%
ICE US Broad Municipal Index (MUNI)	2.01%	1.26%	2.14%

From December 1, 2022 forward, the index data reflects that of the Fund's underlying index, MBNS. Index data from March 1, 2022 to November 30, 2022 reflects the ICE Short AMT-Free Broad National Municipal Transition Index. Index data prior to March 1, 2022 reflects that of the Bloomberg Barclays AMT-Free Short Continuous Municipal Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$264,878,837
  Number of Portfolio Holdings332
  Portfolio Turnover Rate17%
  Advisory Fees Paid$185,340

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

State GO
Local GO
Tax
Utilities
Refunded
Power
Education
Water & Sewer
Hospitals
Transportation
Leasing COPS & Appropriations
Toll & Turnpike
Multi-Family Housing
Airport
Miscellaneous
Pollution Control
Other Investments
Other assets less liabilities
18.4%
14.7%
9.1%
8.9%
6.4%
5.8%
5.7%
5.3%
5.3%
4.8%
3.9%
3.3%
1.9%
1.5%
1.3%
1.0%
1.5%
1.2%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		1.2%
Other Investments		1.5%
Pollution Control		1.0%
Miscellaneous		1.3%
Airport		1.5%
Multi-Family Housing		1.9%
Toll & Turnpike		3.3%
Leasing COPS & Appropriations		3.9%
Transportation		4.8%
Hospitals		5.3%
Water & Sewer		5.3%
Education		5.7%
Power		5.8%
Refunded		6.4%
Utilities		8.9%
Tax		9.1%
Local GO		14.7%
State GO		18.4%

Top Ten Holdings (% of Total Net Assets)

State of California, Various Purpose, 5.00%, 4/1/2030	1.2%
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, 1.75%, 9/1/2029	0.8%
Black Belt Energy Gas District, Series C-1, 4.00%, 10/1/2052	0.8%
King County,Washington, 4.00%, 7/1/2030	0.8%
City of Chicago, 5.00%, 1/1/2030	0.8%
Fort Bend, Texas Independent School District, 5.00%, 8/15/2030	0.8%
Conroe, Texas Independent School District, 5.00%, 2/15/2027	0.8%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, 5.00%, 6/1/2045	0.7%
Los Angeles Unified School District, 5.00%, 7/1/2030	0.7%
Tennessee Energy Acquisition Corp., Gas Project, 4.00%, 11/1/2049	0.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that David Chow, Laurie A. Hesslein, R. Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit Committee, are “audit committee financial experts” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is April 30.

(a)	Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended April 30, 2025 and April 30, 2024, were $300,600 and $450,000, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended April 30, 2025 and April 30, 2024, were $111,000 and $184,250 respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended April 30, 2025 and April 30, 2024, were $328,582 and $269,695 respectively.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entities controlled by, or under common control with the investment adviser that provide ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of five Independent Trustees. Ms. Hesslein and Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Ms. Hesslein is the Chairperson of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

April 30, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

XMPT	|	CEF Muni Income ETF
HYD	|	High Yield Muni ETF
SMI	|	HIP Sustainable Muni ETF
ITM	|	Intermediate Muni ETF
MLN	|	Long Muni ETF
SHYD	|	Short High Yield Muni ETF
SMB	|	Short Muni ETF

800.826.2333	vaneck.com

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Number of Shares	Value
CLOSED-END FUNDS: 99.7%(a)
abrdn National Municipal Income Fund	86,064	$848,591
Alliance Bernstein National Municipal Income Fund, Inc.	197,817	2,051,362
BlackRock 2037 Municipal Target Term Trust	25,924	621,657
BlackRock Investment Quality Municipal Trust, Inc.	105,804	1,158,554
BlackRock Long-Term Municipal Advantage Trust	65,924	604,523
BlackRock MuniAssets Fund, Inc.	188,737	1,938,329
BlackRock Municipal 2030 Target Term Trust	460,421	9,779,342
BlackRock Municipal Income Quality Trust	161,560	1,712,536
BlackRock Municipal Income Trust	268,476	2,606,902
BlackRock Municipal Income Trust II	294,107	2,961,657
BlackRock MuniHoldings Fund, Inc.	323,319	3,656,738
BlackRock MuniHoldings Quality Fund II, Inc.	134,463	1,311,014
BlackRock MuniVest Fund II, Inc.	142,467	1,456,013
BlackRock MuniVest Fund, Inc.	355,511	2,456,581
BlackRock MuniYield Fund, Inc.	283,218	2,888,824
BlackRock MuniYield Quality Fund II, Inc.	135,697	1,320,332
BlackRock MuniYield Quality Fund III, Inc.	406,282	4,290,338
BlackRock MuniYield Quality Fund, Inc.	432,402	4,816,958
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	124,231	1,258,460
BNY Mellon Municipal Income, Inc.	97,953	683,712
BNY Mellon Strategic Municipal Bond Fund, Inc.	338,348	1,904,899
BNY Mellon Strategic Municipals, Inc.	428,986	2,509,568
DWS Municipal Income Trust	167,004	1,513,056
Eaton Vance Municipal Bond Fund	329,607	3,193,892
Eaton Vance Municipal Income 2028 Term Trust	46,027	829,867
	Number of Shares	Value
Eaton Vance Municipal Income Trust	191,028	$1,942,755
Eaton Vance National Municipal Opportunities Trust	95,674	1,608,280
Invesco Advantage Municipal Income Trust II	222,330	1,887,582
Invesco Municipal Income Opportunities Trust	227,289	1,331,914
Invesco Municipal Opportunity Trust	414,213	3,872,892
Invesco Municipal Trust	337,650	3,170,533
Invesco Quality Municipal Income Trust	320,940	3,036,092
Invesco Trust for Investment Grade Municipals	327,632	3,161,649
Invesco Value Municipal Income Trust	232,694	2,748,116
MFS Municipal Income Trust	286,429	1,483,702
Neuberger Berman Municipal Fund, Inc.	202,036	2,046,625
Nuveen AMT-Free Municipal Credit Income Fund	1,049,753	12,513,056
Nuveen AMT-Free Municipal Value Fund	108,768	1,490,122
Nuveen AMT-Free Quality Municipal Income Fund	1,246,062	13,557,155
Nuveen Dynamic Municipal Opportunities Fund	292,825	2,901,896
Nuveen Municipal Credit Income Fund	962,855	11,467,603
Nuveen Municipal High Income Opportunity Fund	404,278	4,257,047
Nuveen Municipal Value Fund, Inc.	1,001,438	8,682,467
Nuveen Quality Municipal Income Fund	1,161,011	13,107,814
Nuveen Select Tax-Free Income Portfolio	182,240	2,549,538
PIMCO Municipal Income Fund	95,412	778,562
PIMCO Municipal Income Fund II	279,501	2,138,183
PIMCO Municipal Income Fund III	164,672	1,146,117
Pioneer Municipal High Income Advantage Fund, Inc.	116,436	950,118
Pioneer Municipal High Income Fund Trust	110,417	1,007,003

See Notes to Financial Statements

3

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Pioneer Municipal High Income Opportunities Fund, Inc.	80,956	$949,614
Putnam Managed Municipal Income Trust	270,193	1,604,946
Putnam Municipal Opportunities Trust	184,005	1,829,010
Western Asset Managed Municipals Fund, Inc.	339,520	3,385,014
Western Asset Municipal High Income Fund, Inc.	73,366	528,235
Total Closed-End Funds: 99.7% (Cost: $197,149,340)		169,507,345
Other assets less liabilities: 0.3%		441,267
NET ASSETS: 100.0%		$169,948,612

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$169,507,345	$—	$—	$169,507,345

See Notes to Financial Statements

4

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
MUNICIPAL BONDS: 95.4%
Alabama: 2.1%
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.75%, 06/01/35 (c)	$1,400		$1,355,304
5.75%, 06/01/45 (c)	2,000		1,781,631
6.00%, 06/01/50 (c)	3,900		3,482,499
Alabama State Port Authority Docks Facilities, Series A (RB) (AGM)
5.00%, 10/01/29 (c)	1,675		1,713,468
5.00%, 10/01/34 (c)	1,000		1,011,713
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/52 (c) (p)	7,000		6,879,738
Black Belt Energy Gas District, Series A (RB) 5.25%, 01/01/54 (c) (p)	5,000		5,261,546
Homewood Educational Building Authority (RB)
5.50%, 10/01/54 (c)	1,000		1,018,505
5.50%, 10/01/54 (c)	1,000		1,018,505
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/50 (p)	1,180		1,297,696
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/49 (c)	8,540		8,560,403
Jefferson County, Sewer Revenue Warrants (RB)
5.25%, 10/01/45 (c)	2,175		2,231,769
5.25%, 10/01/49 (c)	7,140		7,204,142
5.50%, 10/01/53 (c)	6,530		6,688,032
Mobile County Industrial Development Authority, Series B (RB) 4.75%, 12/01/54 (c)	6,000		5,476,256
Southeast Energy Authority, Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	4,615		4,754,800
Southeast Energy Authority, Cooperative District Energy Supply, Series B (RB) 5.25%, 03/01/55 (c) (p)	4,500		4,750,193
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 5.25%, 05/01/44 (c)	7,000		6,836,101
			71,322,301
Alaska: 0.0%
Municipality of Anchorage, Alaska Port, Series A (RB) 4.50%, 02/01/60 (c)	750		678,832
	Par (000’s	)	Value
Alaska (continued)
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/66 (c) ^	$3,000		$380,458
			1,059,290
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/38 (c)	3,250		3,199,673
6.62%, 09/01/35 (c)	1,000		1,008,207
			4,207,880
Arizona: 2.6%
Arizona Industrial Development Authority, Academies of Math and Science (RB) 5.00%, 07/01/39 (c)	1,000		982,483
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 07/01/29 (c)	200		200,815
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/37 (c)	1,195		1,225,492
6.00%, 07/01/47 (c)	2,940		2,983,616
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc. Project, Series B (RB) 5.00%, 03/01/37 (c)	1,545		1,504,517
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/37 (c)	250		250,656
5.25%, 07/01/47 (c)	500		494,407
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/47 (c)	270		258,267
5.00%, 07/01/51 (c)	515		481,618
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/47 (c)	500		478,273
Arizona Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 5.25%, 07/01/53 (c)	1,000		942,642
Arizona Industrial Development Authority, Doral Academy Project, Series A (RB) 4.00%, 07/15/51 (c)	500		393,094

See Notes to Financial Statements

5

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c)	$400		$389,515
5.00%, 07/01/54 (c)	1,000		892,043
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, Series A (RB) 4.50%, 07/01/54 (c)	500		424,093
Arizona Industrial Development Authority, Education Facility, Series A (RB)
4.00%, 07/01/61 (c)	2,500		2,000,324
5.25%, 07/01/37 (c)	2,650		2,652,767
Arizona Industrial Development Authority, Heritage Academy - Gateway and Laveen Projects, Series A (RB) 5.00%, 07/01/51 (c)	2,420		2,082,957
Arizona Industrial Development Authority, Kaizen Education Project (RB) 5.70%, 07/01/47 (c)	1,000		1,004,317
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	5,570		5,223,230
Arizona Industrial Development Authority, Series A (RB)
5.00%, 07/01/51 (c)	1,000		860,726
6.75%, 03/01/65 (c)	2,000		1,885,384
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/51 (c)	1,400		1,081,728
Chandler Industrial Development Authority (RB) 4.00%, 06/01/49 (c) (p)	2,000		1,989,600
City of Mesa, Arizona Utility Systems (RB) (AGC)
4.50%, 07/01/49 (c)	2,000		1,951,742
5.00%, 07/01/41 (c)	1,000		1,074,647
City of Phoenix Civic Improvement Corp., Series B (RB) (BAM) 5.00%, 07/01/44 (c)	2,990		2,998,795
Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
4.00%, 11/15/27 (c)	190		182,420
5.00%, 11/15/40 (c)	1,000		855,861
	Par (000’s	)	Value
Arizona (continued)
Glendale Industrial Development Authority, Royal Oaks Inspirata Pointe Project, Series A (RB) 5.00%, 05/15/56 (c)	$1,340		$1,164,551
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
4.00%, 07/01/25	105		104,814
5.00%, 07/01/35 (c)	900		900,333
5.00%, 07/01/45 (c)	500		481,241
5.00%, 07/01/46 (c)	1,000		959,098
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/42 (c)	1,250		1,211,549
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/45 (c)	4,435		4,241,555
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/36 (c)	750		752,044
Maricopa County Arizona Industrial Development Authority, Commercial Metals Company Project (RB) 4.00%, 10/15/47 (c)	7,300		6,102,427
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/52 (c)	1,000		1,011,394
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/49 (c)	1,300		1,282,505
5.00%, 07/01/54 (c)	1,400		1,364,891
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/39 (c)	500		502,356
5.00%, 07/01/49 (c)	1,990		1,878,766
5.00%, 07/01/54 (c)	500		462,694
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/47 (c)	1,750		1,676,149

See Notes to Financial Statements

6

	Par (000’s	)	Value
Arizona (continued)
Phoenix Arizona Industrial Development Authority, Falcon Properties LLC, Project, Series A (RB) 4.15%, 12/01/57 (c)	$5,000		$3,349,307
Phoenix Arizona Industrial Development Authority, Guam Facilities Foundation, Inc. Project (RB) 5.12%, 02/01/34 (c)	1,000		938,017
Phoenix Arizona Industrial Development Authority, Provident Group - Falcon Properties LLC, Project, Series A (RB) 4.00%, 12/01/51 (c)	1,000		687,217
Pima County Industrial Development Authority, American Leadership Academy Project (RB) 5.62%, 06/15/45 (c)	1,250		1,250,055
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.25%, 07/01/36 (c) (d) *	250		175,000
5.38%, 07/01/46 (c) (d) *	250		175,000
5.50%, 07/01/51 (c) (d) *	250		175,000
Pima County, Industrial Development Authority, Edkey Charter School Project (RB) 5.00%, 07/01/30 (c) (d) *	1,000		700,000
Sacramento County, Community Facilities District No. 2005-2 (RB) 5.00%, 12/01/32	2,000		2,103,792
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	7,105		7,392,210
5.25%, 12/01/25	265		266,944
5.25%, 12/01/27	215		222,315
5.25%, 12/01/28	245		255,859
Sierra Vista Industrial Development Authority (RB) 6.38%, 06/15/64 (c)	1,000		1,028,454
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/54 (c)	355		318,586
The Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Project (RB)
5.00%, 06/15/44 (c)	1,000		960,068
5.00%, 06/15/54 (c)	1,000		927,995
5.00%, 06/15/59 (c)	750		688,477
5.00%, 06/15/64 (c)	3,000		2,721,035
			86,177,727
	Par (000’s	)	Value
Arkansas: 1.2%
Arkansas Development Finance Authority, Big River Steel Project (RB)
4.50%, 09/01/49 (c)	$12,520		$11,214,162
4.75%, 09/01/49 (c)	6,000		5,578,639
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project (RB)
5.45%, 09/01/52 (c)	19,750		19,765,741
5.70%, 05/01/53 (c)	3,205		3,249,216
			39,807,758
California: 15.0%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/34 (c)	3,000		3,039,516
5.00%, 10/01/35 (c)	1,650		1,670,171
5.00%, 10/01/36 (c)	2,230		2,255,620
5.00%, 10/01/37 (c)	5,535		5,594,532
Alameda Corridor Transportation Authority, Series A (RB) (AGM) 0.00%, 10/01/53 (c) ^	1,905		486,146
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/36 (c)	160		154,379
4.00%, 09/01/41 (c)	615		560,326
4.00%, 09/01/46 (c)	420		367,365
Anaheim Public Financing Authority, Anaheim Public Improvement Project, Series A (RB) (BAM) 5.00%, 09/01/36 (c)	2,000		2,033,772
Antelope Valley Healthcare District, Series A (RB) 5.25%, 03/01/36 (c)	1,480		1,482,156
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 5.00%, 01/01/56 (c) (p)	5,750		5,924,717
California Community Choice Financing Authority, Clean Energy Project, Series B (RB) 5.00%, 01/01/55 (c) (p)	4,000		4,127,875
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB) 5.00%, 07/01/53 (c) (p)	1,580		1,639,375
California Community Choice Financing Authority, Clean Energy Project, Series C (RB) 5.25%, 01/01/54 (c) (p)	8,470		8,803,899
California Community Choice Financing Authority, Clean Energy Project, Series D (RB) 5.50%, 05/01/54 (c) (p)	10,000		10,511,698

See Notes to Financial Statements

7

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority, Clean Energy Project, Series G (RB) 5.00%, 11/01/55 (c) (p)	$3,000		$3,092,239
California Community Choice Financing Authority, Clean Energy Project, Series H (RB) 5.00%, 01/01/56 (c) (p)	2,500		2,676,377
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/53 (c)	1,695		1,722,344
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 02/01/56 (c)	4,000		3,273,831
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) 3.00%, 08/01/56 (c)	4,000		2,752,720
California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/50 (c)	1,500		1,049,504
California Community Housing Agency, Essential Housing, Series A (RB) 5.00%, 08/01/50 (c)	2,985		2,794,256
California Community Housing Agency, Essential Housing, Series A-1 (RB) 3.00%, 02/01/57 (c)	3,500		2,326,524
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-1 (RB) 3.00%, 02/01/57 (c)	1,000		650,996
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-2 (RB) 4.00%, 02/01/50 (c)	2,000		1,511,855
California Community Housing Agency, Series A-1 (RB) 4.00%, 02/01/56 (c)	4,500		3,689,011
California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/56 (c)	4,000		3,029,322
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 06/01/36 (c)	15		14,299
	Par (000’s	)	Value
California (continued)
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/49 (c)	$1,050		$907,860
California Enterprise Development Authority, Series A (RB)
5.00%, 06/01/44 (c)	500		484,249
5.00%, 06/01/54 (c)	1,000		936,356
California Enterprise Development Authority, The Rocklin Academy Project (RB)
5.00%, 06/01/54 (c)	500		471,657
5.00%, 06/01/64 (c)	1,000		921,870
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
4.00%, 03/01/39 (c)	1,910		1,832,820
5.00%, 12/01/31	2,500		2,690,528
5.00%, 12/01/34 (c)	2,000		2,118,869
5.25%, 12/01/43 (c)	2,000		2,046,031
5.25%, 12/01/44 (c)	3,175		3,230,095
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/49 (c)	250		202,629
4.20%, 08/15/42 (c)	500		443,890
5.00%, 08/15/37 (c)	460		460,901
5.00%, 08/15/42 (c)	3,735		3,694,705
5.00%, 08/15/47 (c)	1,000		977,288
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 5.25%, 12/01/49 (c)	7,230		7,536,997
California Housing Finance Agency (RB)
3.25%, 08/20/36	1,892		1,726,486
3.50%, 11/20/35	2,343		2,229,941
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	7,084		6,995,009
California Infrastructure & Economic Development Bank, Broghtlime West Passenger Rail Project, Series A (RB) 9.50%, 01/01/65 (c) (p)	34,140		32,972,279
California Infrastructure & Economic Development Bank, California Science Center Phase III Project, Series A (RB) 4.00%, 05/01/55 (c)	1,000		880,978
California Infrastructure & Economic Development Bank, Charter School Portfolio Project, Series A-1 (RB) 5.00%, 01/01/55 (c)	1,000		897,173

See Notes to Financial Statements

8

	Par (000’s	)	Value
California (continued)
California Infrastructure & Economic Development Bank, Senior National Charter School, Series B (RB)
5.00%, 11/01/49 (c)	$250		$251,184
5.00%, 11/01/59 (c)	1,180		1,167,138
California Municipal Finance Authority, California Baptist University, Series A (RB)
5.50%, 11/01/45 (c)	500		495,629
6.12%, 11/01/33 (c)	900		901,554
California Municipal Finance Authority, Charter School Santa Rosa Academy Project (RB) 5.00%, 07/01/62 (c)	1,000		917,116
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 05/15/38 (c)	500		510,103
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 05/15/48 (c)	150		134,836
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM) 4.00%, 05/15/46 (c)	5,000		4,695,848
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/41 (c)	1,500		1,443,094
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 4.00%, 02/01/42 (c)	1,165		1,042,265
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/30 (c)	200		205,019
5.00%, 07/01/31 (c)	250		255,850
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/39 (c)	500		483,332
5.00%, 10/01/49 (c)	500		454,346
5.00%, 10/01/57 (c)	500		442,003
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/45 (c)	2,390		2,173,811
	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28	$65		$66,895
5.00%, 06/30/29 (c)	600		616,880
5.00%, 12/31/29 (c)	500		513,760
5.00%, 12/31/43 (c)	7,675		7,676,263
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
3.00%, 12/31/30 (c)	1,950		1,819,983
5.00%, 06/30/31 (c)	1,035		1,055,817
5.00%, 12/31/33 (c)	3,800		3,847,092
5.00%, 12/31/34 (c)	700		705,602
5.00%, 12/31/37 (c)	1,000		1,005,694
5.00%, 12/31/47 (c)	4,750		4,729,088
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/47 (c)	230		214,974
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/38 (c)	130		130,037
5.00%, 07/01/41 (c)	500		481,815
5.00%, 07/01/49 (c)	2,815		2,652,629
California Municipal Finance Authority, PRS-California Obligated Group Projects, Series A (RB)
5.00%, 11/15/44 (c)	1,000		1,006,423
5.00%, 04/01/54 (c)	1,000		994,483
California Municipal Finance Authority, Series A (RB)
5.38%, 01/01/55 (c)	1,500		1,423,556
5.50%, 01/01/60 (c)	1,000		958,596
California Municipal Finance Authority, Social Bonds - Healthright 360, Series A (RB) 5.00%, 11/01/49 (c)	1,000		882,164
California Municipal Finance Authority, St. Mary’s School Aliso Viejo, Series A (RB) 5.88%, 05/01/59 (c)	570		575,666
California Municipal Finance Authority, UCR Dundee- Glasgow Student Housing Project (RB) (BAM) 4.00%, 05/15/48 (c)	250		224,726
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	19,000		18,398,126

See Notes to Financial Statements

9

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
California Pollution Control Financing Authority, Poseidon Resources LP Desalination Project (RB) (ACA) 5.00%, 07/01/37 (c)	$5,000		$5,000,196
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *∞	1,000		10
7.50%, 07/01/32 (c) (d) *∞	10,500		105
7.50%, 12/01/39 (c) (d) *∞	6,863		69
8.00%, 07/01/39 (c) (d) *∞	6,635		66
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *∞	1,000		10
California Pollution Control Financing Authority, Water Furnishing, Poseidon Resources LP Desalination Project (RB) 5.00%, 07/01/38 (c)	1,000		1,033,957
California Public Finance Authority, Enso Village Project, Series A (RB) 5.00%, 06/01/54 (c)	400		358,990
California Public Finance Authority, Series A (RB)
5.88%, 06/01/39 (c)	1,000		960,122
6.38%, 06/01/59 (c)	5,000		4,567,703
6.62%, 03/01/65 (c)	1,000		947,567
California School Finance Authority, Charter School Facility, Grimmway School, Series A (RB) 5.00%, 07/01/36 (c)	2,000		2,002,938
California School Finance Authority, Charter School Project (RB)
5.50%, 07/01/54 (c)	1,000		947,388
5.60%, 07/01/64 (c)	1,250		1,177,068
California School Finance Authority, Charter School, John Adams Academies, Series A (RB) 5.00%, 07/01/52 (c)	1,000		912,894
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB) 4.00%, 11/01/51 (c)	1,000		795,346
California School Finance Authority, New Designs Chapter School Project, Series A (RB) 5.00%, 06/01/64 (c)	1,000		909,986
	Par (000’s	)	Value
California (continued)
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/47 (c)	$2,000		$1,943,470
6.38%, 07/01/46 (c)	5,000		5,022,241
California School Finance Authority, Rocketship Education, Series A (RB)
5.12%, 06/01/47 (c)	250		235,824
5.25%, 06/01/52 (c)	250		234,286
California Statewide Communities Development Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/48 (c)	3,760		3,669,228
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	950		927,432
5.00%, 11/01/41 (c)	1,000		968,079
6.38%, 11/01/43 (c)	1,000		1,001,103
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/49 (c)	250		242,626
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
5.50%, 07/01/39 (c) (d) *	4		4,028
5.75%, 07/01/24 (c) (d) *	1		771
California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 07/01/25 (c) (d) *	0		113
California Statewide Communities Development Authority, Front Porch Communutios and Services, Series A (RB) 3.00%, 04/01/51 (c)	2,000		1,396,056
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB)
5.00%, 05/15/30 (c)	385		389,001
5.00%, 05/15/33 (c)	545		549,444
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 06/01/39 (c)	435		432,127

See Notes to Financial Statements

10

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.62%, 11/01/33 (c)	$965		$965,820
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 12/01/36 (c)	3,595		3,619,749
5.00%, 12/01/41 (c)	17,050		17,086,586
5.25%, 12/01/44 (c)	6,340		6,301,933
5.25%, 12/01/48 (c)	4,000		4,008,299
5.25%, 12/01/56 (c)	14,900		14,882,884
5.50%, 12/01/54 (c)	11,630		11,500,523
5.50%, 12/01/58 (c)	3,500		3,523,728
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB) 5.00%, 12/01/46 (c)	4,730		4,609,086
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments (RB)
3.50%, 05/15/36 (c)	615		570,581
5.00%, 05/15/47 (c)	3,170		3,179,530
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB) 6.00%, 05/01/43 (c)	900		920,264
City and County of San Francisco, Mission Rock Facilities and Services, Series A (ST) 4.00%, 09/01/41 (c)	1,635		1,472,439
City of Dublin, Community Facilities District No. 2015-1 (ST)
5.00%, 09/01/37 (c)	1,150		1,169,432
5.00%, 09/01/39 (c)	500		511,538
5.00%, 09/01/44 (c)	500		506,193
5.00%, 09/01/47 (c)	485		487,061
5.00%, 09/01/49 (c)	500		503,314
City of Fontana, Community Facilities District No. 109, Narra Hills (ST)
5.00%, 09/01/49 (c)	1,000		1,008,324
5.00%, 09/01/54 (c)	1,400		1,398,426
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/51 (c)	500		432,724
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/40 (c)	250		250,090
	Par (000’s	)	Value
California (continued)
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/32 (c)	$230		$229,925
4.00%, 09/01/33 (c)	250		248,608
4.00%, 09/01/34 (c)	250		247,597
City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/42 (c)	750		750,439
City of Los Angeles Department of Airports, Series A (RB)
5.00%, 05/15/34	500		536,431
5.00%, 05/15/35	500		536,109
5.00%, 05/15/55 (c)	3,000		3,024,167
5.50%, 05/15/55 (c)	1,000		1,048,143
City of Los Angeles Department of Airports, Series D (RB) 5.25%, 05/15/51 (c)	5,000		5,318,323
City of Los Angeles Department of Airports, Series E (RB) 5.25%, 05/15/55 (c)	4,000		4,244,365
City of Los Angeles Department of Airports, Series F (RB) 5.00%, 05/15/35	500		536,109
City of Rancho Cordova, Sunridge Anatolia Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/37 (c)	180		174,040
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/39 (c)	810		811,828
City of Roseville, Amoruso Ranch Community Facilities District No.1, Improvement Area No.1 (ST) 5.00%, 09/01/49 (c)	1,000		989,245
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/36 (c)	500		462,654
5.00%, 09/01/34 (c)	155		158,188
City of Roseville, Fiddyment Ranch Community Facilities District No. 5 (ST) 5.00%, 09/01/47 (c)	3,450		3,466,930
City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/37 (c)	200		200,218
City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/40 (c)	1,045		1,046,690
CMFA Special Finance Agency VII, Essential Housing, The Breakwater Apartments, Series A-1 (RB) 3.00%, 08/01/56 (c)	4,000		2,649,018

See Notes to Financial Statements

11

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
CMFA Special Finance Agency VIII, Essential Housing, Series A-1 (RB) 3.00%, 08/01/56 (c)	$8,360		$5,469,941
CMFA Special Finance Agency XII, Essential Housing, Series A-1 (RB) 3.25%, 02/01/57 (c)	5,500		3,843,207
CMFA Special Finance Agency XII, Essential Housing, Series A-2 (RB) 4.38%, 08/01/49 (c)	1,000		806,442
CMFA Special Finance Agency, Essential Housing, Series A-1 (RB) 4.00%, 08/01/56 (c)	2,975		2,495,761
Compton Public Finance Authority (RB)
4.00%, 09/01/27 (c)	600		595,623
4.50%, 09/01/32 (c)	1,585		1,572,430
Corona California, Community Facilities District No. 2018-1 (ST) 5.00%, 09/01/54 (c)	500		503,791
County of Los Angeles, Community Facilities District No. 2019-1 of the Sulphur Union School District, Series A (ST) 5.00%, 09/01/54 (c)	1,000		1,000,160
County of Los Angeles, Community Facilities District No. 2021-01 (ST) 5.00%, 09/01/47 (c)	1,000		1,012,652
CSCDA Community Improvement Authority, Essential Housing, Series A (RB)
3.00%, 09/01/56 (c)	2,060		1,368,244
5.00%, 07/01/51 (c)	1,500		1,375,486
CSCDA Community Improvement Authority, Essential Housing, Series A (RB) (NATL) 4.00%, 10/01/56 (c)	2,500		1,980,510
CSCDA Community Improvement Authority, Essential Housing, Series A-1 (RB)
2.65%, 12/01/46 (c)	2,615		1,978,956
2.80%, 03/01/47 (c)	1,875		1,365,547
3.00%, 07/01/43 (c)	2,500		1,906,779
3.00%, 07/01/45 (c)	1,000		764,216
3.40%, 10/01/46 (c)	2,000		1,533,381
3.50%, 10/01/46 (c)	1,000		791,559
3.60%, 05/01/47 (c)	2,000		1,603,228
	Par (000’s	)	Value
California (continued)
CSCDA Community Improvement Authority, Essential Housing, Series A-2 (RB)
3.00%, 12/01/56 (c)	$5,000		$3,304,166
3.00%, 03/01/57 (c)	9,000		5,657,926
3.12%, 07/01/56 (c)	2,500		1,617,385
3.12%, 08/01/56 (c)	4,205		3,061,399
3.25%, 07/01/56 (c)	2,000		1,337,594
3.25%, 04/01/57 (c)	3,000		2,116,177
4.00%, 07/01/56 (c)	5,350		4,026,358
4.00%, 10/01/56 (c)	7,750		5,827,152
4.00%, 12/01/58 (c)	3,000		2,131,507
CSCDA Community Improvement Authority, Essential Housing, Series B (RB)
4.00%, 10/01/48 (c)	500		356,600
4.00%, 12/01/48 (c)	1,000		743,418
4.00%, 04/01/57 (c)	1,000		702,302
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/32 (c)	1,100		1,129,041
5.00%, 09/01/37 (c)	2,000		2,035,576
Folsom Ranch Financing Authority, Folsom Community Facilities District No. 18 (ST) 5.00%, 09/01/49 (c)	1,000		997,561
Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B-2 (RB) 0.00%, 06/01/66 (c) ^	71,000		7,641,027
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/46 (c)	250		206,172
Irvine Unified School District, Series B (ST) 5.00%, 09/01/51 (c)	1,075		1,076,890
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/40 (c)	405		405,159
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/27 (c)	16		16,030
Los Angeles County, California Community Facilities District No. 2021-01, Valencia- Facilities Improvement Area No. 2 (ST) 5.00%, 09/01/54 (c)	500		498,675
Los Angeles Department of International Airports, Governmental Purpose, Series D (RB) 5.25%, 05/15/48 (c)	1,000		1,074,692

See Notes to Financial Statements

12

	Par (000’s	)	Value
California (continued)
Mountain House Community Facilities District, Special Tax (ST) 5.00%, 09/01/55 (c)	$1,240		$1,228,975
MSR Energy Authority, California Gas, Series A (RB)
6.12%, 11/01/29	380		398,057
7.00%, 11/01/34	2,000		2,364,636
MSR Energy Authority, California Gas, Series B (RB)
6.50%, 11/01/39	1,000		1,188,486
7.00%, 11/01/34	11,000		13,005,497
MSR Energy Authority, California Gas, Series C (RB) 7.00%, 11/01/34	1,470		1,738,007
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/38 (c)	975		968,599
5.25%, 08/15/45 (c)	455		455,140
Pajaro Valley Health Care District, Counties of Santa Cruz and Monterey, California, Series A (GO) 5.00%, 09/01/54 (c)	500		483,765
Palm Desert California Improvement, Section 29 Assessment District No. 2004- 02 (SA) 4.00%, 09/02/37 (c)	1,100		1,058,426
Palomar Health (RB) 5.00%, 11/01/31 (c)	250		232,752
Palomar Pomerado Health, Series A (GO) (NATL) 0.00%, 08/01/25 ^	125		123,363
Perris Union High School District Financing Authority (ST) 5.00%, 09/01/41 (c)	1,000		1,000,388
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/34 (c)	750		752,324
River Islands Public Financing Authority, Community Facilities District No. 2003-1 (ST)
4.50%, 09/01/44 (c)	1,700		1,593,474
5.00%, 09/01/54 (c)	1,000		974,861
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.00%, 09/01/38 (c)	500		507,393
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/48 (c)	500		503,708
	Par (000’s	)	Value
California (continued)
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/40 (c)	$345		$346,299
5.00%, 09/01/45 (c)	495		495,625
San Francisco California City & County, Airport Commission, International Airport, Series A (RB)
5.00%, 05/01/33	1,250		1,331,774
5.00%, 05/01/35	750		799,185
5.00%, 05/01/35 (c)	2,000		2,120,352
5.00%, 01/01/47 (c)	1,475		1,472,962
5.25%, 05/01/42 (c)	7,190		7,486,113
5.50%, 05/01/55 (c)	10,755		11,254,151
San Francisco California City & County, Airport Commission, International Airport, Series C (RB) 5.00%, 05/01/32	3,000		3,200,611
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/49 (c)	300		300,593
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/49 (c)	100		100,024
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB) (NATL)
0.00%, 01/15/32 ^	145		111,311
0.00%, 01/15/36 ^	105		66,599
San Joaquin Valley Clean Energy Authority, Series A (RB) 5.50%, 01/01/56 (c) (p)	2,000		2,198,070
San Joquin Hills Transportation Corridor Agency, Series A (RB) 4.00%, 01/15/34 (c)	3,130		3,169,275
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST) 5.00%, 09/01/41 (c)	500		501,016
State of California, Various Purpose (GO) 3.00%, 11/01/50 (c)	1,000		761,673
Successor Agency of Pttsburg, Los Medanos Community Development Project, Series A (TA) (AGM) 5.00%, 09/01/29 (c)	1,020		1,042,049
Tejon Ranch Public Facilities Finance Authority, Series A (ST) 5.00%, 09/01/54 (c)	1,000		985,262

See Notes to Financial Statements

13

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
Tobacco Securitization Authority of Southern California, Series B (RB) 0.00%, 06/01/46 (c) ^	$5,000		$1,211,004
Tustin Community Facilities District, Series A (ST)
5.00%, 09/01/40 (c)	100		100,178
5.00%, 09/01/45 (c)	100		100,084
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/42 (c)	445		443,237
			505,770,646
Colorado: 1.9%
Aerotropolis Colorado Regional Transportation Authority (RB) 4.38%, 12/01/52 (c)	3,000		2,438,590
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/43 (c)	2,010		2,011,152
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/46 (c)	1,000		999,981
Board of Governors of Colorado State University System, Series C (RB) 5.00%, 03/01/36 (c)	1,200		1,320,054
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/35 (c)	500		493,029
5.00%, 12/01/40 (c)	500		473,500
Canyons Metropolitan District No. 5, Colorado Limited Tax, Series A (GO) (BAM) 5.25%, 12/01/59 (c)	1,000		1,015,216
Centerra Metropolitan District No. 1, Larimer County (GO) 5.00%, 12/01/51 (c)	1,000		867,569
Centerra Metropolitan District No. 1, Larimer County (TA)
5.00%, 12/01/29 (c)	500		495,495
5.00%, 12/01/37 (c)	500		476,641
5.00%, 12/01/47 (c)	500		443,342
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/32 (c)	10,195		10,194,536
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/48 (c)	2,250		2,115,452
City of Louisville, Redtail Ridge Metropolitan District, Capital Appreciation Turbo (GO) 0.00%, 12/01/32 (c) ^	1,500		862,680
	Par (000’s	)	Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/49 (c)	$500		$461,148
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/49 (c)	5		3,801
5.00%, 08/01/44 (c)	2,000		1,984,949
Colorado Health Facilities Authority, Covenant Living Communities and Services, Series A (RB) 5.12%, 12/01/55 (c)	1,000		1,002,795
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/35 (c)	1,000		1,001,141
Colorado Health Facilities Authority, Senior Living Second Tier, American Eagle Portfolio Project Series B-1 (RB) 2.00%, 07/01/57 (c)	536		42,893
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/51 (c)	350		341,603
Crowfoot Valley Ranch Metropolitan District No. 2, Series B (GO) 6.12%, 12/15/54 (c)	750		738,812
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/29 (c)	670		656,763
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 12/01/50 (c)	1,000		943,709
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/47 (c)	1,500		1,299,737
Kinston Metropolitan District No. 5, Series A (GO) 5.12%, 12/01/50 (c)	1,000		893,285
Painted Prairie Public Improvement Authority (RB) 5.00%, 12/01/39 (c)	1,000		918,891
Palisade Metropolitan District No. 2, Series B (RB) 5.88%, 12/15/54 (c)	1,000		908,916
Peak Metropolitan District No. 1, El Paco County, Series A (GO) 4.00%, 12/01/35 (c)	540		460,742

See Notes to Financial Statements

14

	Par (000’s	)	Value
Colorado (continued)
Prairie Center Metropolitan District No. 3, Adams County, Series A (RB) 5.00%, 12/15/41 (c)	$4,000		$3,844,633
Public Authority for Colorado Energy Natural Gas (RB) 6.50%, 11/15/38	2,000		2,337,121
Rampart Range Metropolitan District No. 5, Colorado Limited Tax Supported and Special Bonds (RB) 4.00%, 12/01/51 (c)	3,000		2,342,663
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series A (RB) 4.00%, 07/15/39	1,500		1,425,506
Reunion Metropolitan District, Colorado, Series A (RB) 3.62%, 12/01/44 (c)	937		652,022
Southglenn Metropolitan District (GO) 5.00%, 12/01/46 (c)	838		738,375
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/47 (c)	1,200		1,106,085
St. Vrain Lakes Metropolitan District No. 4, Colorado, Series A (GO) 6.75%, 09/20/54 (c)	1,000		665,396
STC Metropolitan District No. 2, Series A-1 (GO) (AGC)
5.00%, 12/01/55 (c)	2,500		2,503,661
5.25%, 12/01/45 (c)	500		509,980
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
4.25%, 12/01/50 (c)	1,000		848,699
6.50%, 12/01/54 (c)	1,000		1,012,757
Sterling Ranch Community Authority Board, Douglas County (SA) 5.62%, 12/01/43 (c)	880		879,308
Sterling Ranch Community Authority Board, Douglas County, Series A (RB) 5.75%, 12/01/54 (c)	1,000		966,471
Velocity Metropolitan District No. 3 (GO)
5.12%, 12/01/34 (c)	500		476,292
5.38%, 12/01/39 (c)	1,500		1,416,191
Verve Metropolitan District No. 1 (GO)
5.00%, 12/01/36 (c)	1,025		916,162
5.75%, 12/01/33 (c)	1,000		968,229
Village Metropolitan District (GO) 5.00%, 12/01/49 (c)	1,750		1,652,894
	Par (000’s	)	Value
Colorado (continued)
Windler Public Improvement Authority, Series A-1 (RB) (BAM)
4.00%, 12/01/36 (c)	$1,000		$877,023
4.00%, 12/01/41 (c)	1,000		807,000
			62,812,890
Connecticut: 1.3%
Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 06/01/26 (c)	430		427,824
City of Hartford, Connecticut, State Contract Assistance (RB)
5.00%, 07/15/32	2,250		2,474,471
5.00%, 07/15/33	2,500		2,765,695
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/46 (c)	3,500		3,203,701
5.00%, 09/01/53 (c)	1,200		1,049,027
Connecticut State Health and Educational Facilities Authority, Griffin Hospital, Series G (RB)
5.00%, 07/01/44 (c)	1,100		1,035,358
5.00%, 07/01/50 (c)	2,630		2,401,687
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/54 (c)	2,000		1,499,753
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/55 (c)	2,000		1,622,222
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/33 (c)	1,000		1,033,052
Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series L-1 (RB) 4.00%, 07/01/30	1,000		1,007,378
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/44 (c)	250		194,993
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/49 (c)	250		186,081

See Notes to Financial Statements

15

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Connecticut (continued)
Stamford Housing Authority, Mozaic Concierge Living Project, Series A (RB)
5.50%, 10/01/35 (c)	$800		$800,818
6.25%, 10/01/60 (c)	1,600		1,562,657
6.50%, 10/01/55 (c)	2,200		2,212,573
Stamford Housing Authority, Mozaic Concierge Living Project, Series B (RB) 5.38%, 10/01/33	1,500		1,476,627
Stamford Housing Authority, Mozaic Concierge Living Project, Series C (RB) 4.75%, 10/01/32	5,000		4,964,361
Stamford Housing Authority, Mozaic Concierge Living Project, Series D (RB) 4.25%, 10/01/30	3,000		2,982,818
State of Connecticut, Series A (GO)
5.00%, 03/15/41 (c)	1,110		1,196,767
5.00%, 03/15/45 (c)	1,000		1,056,051
State of Connecticut, Series B (GO)
3.00%, 01/15/40 (c)	2,220		1,834,030
5.00%, 12/01/34	2,250		2,542,732
Steel Point Infrastructure Improvement District (TA)
4.00%, 04/01/41 (c)	1,125		1,000,120
4.00%, 04/01/51 (c)	1,000		803,095
6.00%, 04/01/52 (c)	1,000		1,040,061
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/50 (c)	3,000		2,615,253
			44,989,205
Delaware: 0.1%
County of Kent, Delaware Student Housing and Dinning Facility, State University Project, Series A (RB) 5.00%, 07/01/48 (c)	1,450		1,381,388
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
4.00%, 06/01/52 (c)	915		701,802
5.00%, 06/01/36 (c)	250		250,081
5.00%, 06/01/46 (c)	1,000		931,980
Delaware State Economic, Development Authority Chapter School, Series A (RB) 5.00%, 06/01/51 (c)	1,100		997,814
			4,263,065
District of Columbia: 0.7%
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/32 (c)	250		252,006
5.00%, 07/01/42 (c)	1,180		1,124,078
	Par (000’s	)	Value
District of Columbia (continued)
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/40 (c)	$500		$480,983
5.00%, 06/01/50 (c)	1,500		1,369,440
District of Columbia, Series A (RB) 5.00%, 07/01/48 (c)	2,260		2,237,001
District of Columbia, Tobacco Settlement Financing Corp., Series A (RB) 0.00%, 06/15/46 (c) ^	27,500		6,861,522
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB) 0.00%, 10/01/37 ^	9,325		5,041,306
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
0.00%, 10/01/37 ^	1,020		585,753
4.00%, 10/01/36 (c)	250		245,630
4.00%, 10/01/44 (c)	7,315		6,581,616
6.50%, 10/01/44 (c)	245		260,991
			25,040,326
Florida: 4.9%
Broward County Florida Port Facilities, Series B (RB) 4.00%, 09/01/38 (c)	1,000		954,605
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/50 (c)	295		184,208
Capital Projects Finance Authority, Series A-1 (RB)
5.00%, 06/01/54 (c)	500		473,058
5.00%, 06/01/58 (c)	500		468,041
5.25%, 06/01/44 (c)	400		400,174
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/56 (c)	12,200		10,756,293
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 12/15/35 (c)	1,335		1,302,025
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 12/15/40 (c)	500		469,222
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 07/01/29 (c)	300		292,766
5.12%, 07/01/39 (c)	500		475,757
5.25%, 07/01/49 (c)	500		451,205
5.38%, 07/01/54 (c)	500		449,664

See Notes to Financial Statements

16

	Par (000’s	)	Value
Florida (continued)
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/47 (c)	$500		$458,648
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) (SBG) 5.00%, 06/15/39 (c)	1,000		934,452
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	2,200		2,174,172
5.25%, 12/01/43 (c)	2,000		1,997,222
5.25%, 12/01/58 (c)	2,200		2,097,578
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB) 5.00%, 01/01/55 (c)	2,250		1,989,519
Capital Trust Authority Charter School, Mason Classical Academy Project, Series A (RB)
5.00%, 06/01/44 (c)	750		704,033
5.00%, 06/01/54 (c)	1,060		955,468
5.00%, 06/01/64 (c)	1,500		1,315,759
Capital Trust Authority Educational Facilities, Florida Institute of Technology Project, Series A (RB)
5.25%, 07/01/55 (c)	1,200		1,113,263
5.38%, 07/01/65 (c)	2,500		2,314,224
Capital Trust Authority, Academic Chapter Schools, Inc. Project, Series A (RB) 5.25%, 06/01/64 (c)	1,000		907,140
Capital Trust Authority, Educational Facilities, St. Johns Classical Academy, Inc. Project, Series A (RB) 5.25%, 06/15/59 (c)	1,000		931,567
Charlotte County Industrial Development Authority, Utilities Project (RB) 5.00%, 10/01/49 (c)	1,000		946,485
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB) 5.00%, 11/01/50 (c)	2,080		1,995,195
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/27	1,100		1,137,295
5.00%, 11/01/31 (c)	3,000		3,104,986
5.00%, 11/01/38 (c)	500		509,934
	Par (000’s	)	Value
Florida (continued)
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 12/01/35 (c)	$230		$211,473
5.00%, 12/01/40 (c)	1,210		1,209,997
5.00%, 12/01/44 (c)	1,305		1,297,009
City of Venice, Florida Retirement Community, Village on the Isle Project, Series A (RB)
5.50%, 01/01/55 (c)	580		557,529
5.62%, 01/01/60 (c)	1,000		967,064
City of Venice, Florida Retirement Community, Village on the Isle Project, Series B-3 (RB) 4.25%, 01/01/30 (c)	500		495,611
Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
7.00%, 05/15/24 (d) *	440		44
8.12%, 05/15/44 (c) (d) *	343		34
Collier County Industrial Development Authority, NCH Healthcare System Projects, Series A (RB) (AGM) 5.00%, 10/01/54 (c)	2,000		2,026,193
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/29 (c)	1,135		1,136,291
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/49 (c)	1,645		1,655,193
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW)
4.00%, 08/15/45 (c)	2,000		1,754,701
5.00%, 08/15/31 (c)	2,000		2,093,518
County of Miami-Dade, Florida Aviation, Series A (RB) 5.50%, 10/01/55 (c)	1,000		1,043,464
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB) 5.50%, 07/01/53 (c)	3,000		3,001,951
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB) (AGM)
5.00%, 07/01/44 (c)	10,000		9,999,762
5.25%, 07/01/47 (c)	3,700		3,729,988
5.25%, 07/01/53 (c)	10,000		10,048,153
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series A (RB) 8.25%, 07/01/57 (c) (p)	1,500		1,546,410

See Notes to Financial Statements

17

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Florida (continued)
10.00%, 07/15/59 (c) (p)	$2,000		$2,065,987
Florida Development Finance Corp., Central Charter School Project (RB) 5.88%, 08/15/52 (c)	1,000		928,873
Florida Development Finance Corp., Educational Facilities, Mater Academy Project, Series A (RB) 5.00%, 06/15/47 (c)	2,225		2,166,133
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB) 5.00%, 06/01/35 (c)	425		424,671
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/55 (c)	2,000		1,395,602
5.25%, 06/01/50 (c)	1,000		933,581
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/29 (c)	900		900,436
6.00%, 06/15/35 (c)	500		500,312
6.12%, 06/15/46 (c)	685		685,089
6.62%, 06/15/43 (c)	1,000		1,062,690
6.75%, 06/15/53 (c)	1,000		1,053,566
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series B (RB) 5.25%, 06/15/41 (c)	1,000		951,504
Florida Development Finance Corp., UF Health Jacksonville Project, Series A (RB) 5.00%, 02/01/52 (c)	2,000		1,869,236
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 6.12%, 07/01/32 (c) (p)	4,000		4,053,992
Hillsborough County, Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 4.00%, 08/01/45 (c)	6,500		5,764,602
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series A (RB) 5.75%, 08/15/50 (c)	2,000		1,892,779
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/42 (c)	500		497,062
	Par (000’s	)	Value
Florida (continued)
Lee County Industrial Development Authority, Cypress Cove at HealthPark Florida, Inc. Project, Series A (RB) 5.25%, 10/01/57 (c)	$1,000		$869,485
Lee County Industrial Development Authority, Healthcare Facilities, Series C (RB) 5.00%, 11/15/44 (c)	500		497,241
Lee County Industrial Development Authority, Healthcare Facilities, Shell Poin Project. Series C (RB) 5.00%, 11/15/54 (c)	7,000		6,645,619
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point (RB) 5.00%, 11/15/49 (c)	1,630		1,576,397
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point, Series A (RB) 5.25%, 11/15/54 (c)	1,500		1,490,492
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
5.00%, 11/15/39 (c)	1,880		1,880,351
5.00%, 11/15/44 (c)	2,000		1,999,895
Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Series B (RB) (AGM) 4.00%, 11/15/46 (c)	1,500		1,315,079
Miami World Center Community Development District (SA)
5.12%, 11/01/39 (c)	750		758,081
5.25%, 11/01/49 (c)	250		251,810
Miami-Dade County Industrial Development Authority, Series A (RB) 5.50%, 07/01/61 (c)	1,000		936,554
Miami-Date County, Florida Subordinate Special (RB) 5.00%, 10/01/28 (c)	1,360		1,392,331
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB) 5.00%, 10/01/35 (c)	500		500,511
Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 5.00%, 05/01/37 (c)	85		84,948
North Broward Hospital District, Broward Health, Series B (RB) 5.00%, 01/01/32 (c)	155		157,541

See Notes to Financial Statements

18

	Par (000’s	)	Value
Florida (continued)
5.00%, 01/01/48 (c)	$2,000		$1,990,550
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/37 (c)	200		201,067
5.00%, 08/01/46 (c)	200		196,727
Orange County Health Facilities Authority, Orlando Health (RB) 4.00%, 10/01/52 (c)	2,000		1,722,594
Orange County Health Facilities Authority, Orlando Health, Series A (RB)
4.50%, 10/01/56 (c)	3,000		2,851,287
5.25%, 10/01/56 (c)	1,000		1,025,041
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion (RB) 4.25%, 06/01/56 (c)	400		319,038
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A (RB) 5.00%, 06/01/55 (c)	3,730		3,443,052
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/39 (c)	1,000		933,386
5.00%, 04/01/51 (c)	2,500		2,199,018
Palm Cost Park Community Development District (SA) 5.70%, 05/01/37 (c)	125		126,678
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understaing Inc. Project (RB) 5.00%, 07/01/39 (c)	1,900		1,855,538
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33 (d) *	4,820		2,795,600
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
5.50%, 11/15/49 (c)	500		464,488
5.75%, 11/15/54 (c)	1,500		1,418,206
Tallahassee Florida Health Facilities, Tallahassee Memorial Healthcare, Inc. Project, Series A (RB) 5.00%, 12/01/55 (c)	1,100		1,085,156
	Par (000’s	)	Value
Florida (continued)
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	$100		$99,582
3.62%, 05/01/31 (c)	985		957,703
4.25%, 05/01/43 (c)	890		818,116
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	710		678,798
3.50%, 05/01/51 (c)	1,490		1,121,342
3.55%, 05/01/39 (c)	2,735		2,392,907
Village Community Development District No. 15 (SA)
4.55%, 05/01/44 (c)	500		477,963
4.80%, 05/01/55 (c)	2,750		2,604,891
5.25%, 05/01/54 (c)	1,000		1,001,175
			165,320,696
Georgia: 1.2%
Atlanta Development Authority, Gulch Enterprise Zone Project (RB) 6.50%, 12/15/48 (c)	2,000		1,723,432
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA) 5.50%, 04/01/39 (c)	1,000		1,003,880
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 11/01/45 (c)	8,525		7,593,235
Fayette County Development Authority, Soccer Federation, Inc. Project (RB) 5.25%, 10/01/54 (c)	1,000		1,029,383
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/28 (c)	1,025		1,020,135
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) 4.00%, 04/01/41 (c)	2,500		2,185,034
Gainesville and Hall County Development Authority, Educational Facilities, Riverside Military Academy, Inc. Project (RB) (BAM) 5.00%, 03/01/37 (c)	700		420,000
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.00%, 02/15/45 (c)	3,575		3,568,364

See Notes to Financial Statements

19

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Georgia (continued)
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/54 (c)	$1,750		$1,460,678
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416		423,202
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/47 (c)	2,680		2,668,295
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB) 5.75%, 06/15/37 (c)	250		254,166
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 08/01/52 (c) (p)	8,000		7,936,690
Main Street Natural Gas, Inc., Series E (RB) 5.00%, 05/01/55 (c) (p)	3,835		3,982,569
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/37 (c)	2,000		1,929,642
5.00%, 11/01/47 (c)	1,000		912,633
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/60 (c)	375		372,687
Senoia Development Authority, Chapter School, Series A (RB) 6.50%, 07/01/54 (c)	500		458,143
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/39 (c)	500		436,946
5.25%, 10/01/49 (c)	500		407,423
			39,786,537
Guam: 0.7%
Guam Government (GO) 5.00%, 11/15/31 (c)	945		955,709
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/39 (c)	600		546,159
5.00%, 11/15/33 (c)	5,805		5,828,792
5.00%, 11/15/34 (c)	1,040		1,042,212
5.00%, 11/15/35 (c)	1,100		1,103,469
5.00%, 11/15/39 (c)	1,085		1,087,215
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c)	1,000		956,244
4.00%, 01/01/42 (c)	4,000		3,631,355
	Par (000’s	)	Value
Guam (continued)
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	$500		$489,118
5.00%, 02/01/40 (c)	500		485,635
Guam Government, Series A (RB)
5.00%, 12/01/34 (c)	2,290		2,319,609
5.00%, 12/01/46 (c)	3,120		3,129,837
Guam Power Authority, Series A (RB) 5.00%, 10/01/40 (c)	500		505,295
			22,080,649
Hawaii: 0.0%
Kuakini, Hawaii Health System, Series A (RB) 6.38%, 07/01/32 (c)	1,505		1,355,873
Idaho: 0.2%
Idaho Falls Auditorium District, Annual Appropriation Certificates of Participation (CP) 5.25%, 05/15/51 (c)	2,000		1,892,394
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/33 (c)	450		392,409
5.00%, 09/01/37 (c)	1,135		1,097,972
Idaho Health Facilities Authority, Series A (RB)
5.25%, 03/01/50 (c)	1,000		1,028,068
5.25%, 03/01/53 (c)	1,000		1,023,260
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB) 3.80%, 10/01/31 (c)	100		92,344
			5,526,447
Illinois: 8.6%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,026,190
5.00%, 12/01/30 (c)	1,195		1,212,116
5.00%, 12/01/30 (c)	1,265		1,272,424
5.00%, 12/01/32 (c)	5,575		5,689,186
5.00%, 12/01/33 (c)	5,100		5,186,036
5.00%, 12/01/33 (c)	250		249,944
5.00%, 12/01/34 (c)	395		400,057
5.00%, 12/01/35 (c)	2,400		2,426,427
5.00%, 12/01/36 (c)	6,990		7,045,589
5.00%, 12/01/37 (c)	3,610		3,629,156
5.00%, 12/01/39 (c)	6,000		5,985,617
5.00%, 12/01/40 (c)	6,350		6,315,266
5.00%, 12/01/42 (c)	12,755		11,865,221
5.00%, 12/01/47 (c)	7,000		6,623,368
5.25%, 12/01/35 (c)	3,000		3,099,866

See Notes to Financial Statements

20

	Par (000’s	)	Value
Illinois (continued)
5.88%, 12/01/47 (c)	$2,600		$2,726,484
7.00%, 12/01/26 (c)	5,200		5,273,332
7.00%, 12/01/44 (c)	4,210		4,243,651
7.00%, 12/01/46 (c)	2,250		2,324,200
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/33 (c)	1,250		1,282,202
5.00%, 12/01/34 (c)	1,250		1,278,914
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145		145,804
5.50%, 12/01/26	175		177,173
5.50%, 12/01/31	1,285		1,332,625
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/27 ^	760		683,101
0.00%, 12/01/28 ^	390		335,544
0.00%, 12/01/30 ^	55		43,298
5.50%, 12/01/26	245		247,930
Chicago Board of Education, Series B (GO)
4.00%, 12/01/39 (c)	5,000		4,516,972
4.00%, 12/01/40 (c)	5,000		4,476,600
5.00%, 12/01/27	1,500		1,527,809
5.00%, 12/01/31 (c)	1,600		1,638,178
5.00%, 12/01/33 (c)	200		200,538
5.00%, 12/01/33 (c)	1,105		1,105,089
5.00%, 12/01/34 (c)	1,680		1,680,032
6.50%, 12/01/46 (c)	4,000		4,053,088
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27	2,000		2,036,588
5.00%, 12/01/30 (c)	1,000		1,008,910
5.00%, 12/01/34 (c)	8,805		8,708,636
5.25%, 12/01/35 (c)	11,015		11,012,556
5.25%, 12/01/39 (c)	12,180		11,743,097
6.00%, 12/01/35 (c)	1,160		1,160,998
Chicago Board of Education, Series C (GO) (AGM) 5.00%, 12/01/30 (c)	500		516,338
Chicago Board of Education, Series E (GO) 5.12%, 12/01/32 (c)	3,640		3,640,057
Chicago Board of Education, Series G (GO) 5.00%, 12/01/44 (c)	3,000		2,836,333
Chicago Board of Education, Series H (GO)
5.00%, 12/01/36 (c)	9,730		9,426,166
5.00%, 12/01/46 (c)	12,710		11,824,011
Chicago O’Hare International Airport (RB) (AGM) 5.00%, 01/01/48 (c)	1,000		996,615
Chicago O’Hare International Airport, Series A (RB) (AGM) 5.25%, 01/01/45 (c)	3,000		3,088,845
	Par (000’s	)	Value
Illinois (continued)
Chicago O’Hare International Airport, Series B (RB) 4.50%, 01/01/56 (c)	$1,105		$1,055,893
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.00%, 12/01/25 ^	355		346,498
0.00%, 12/01/29 ^	1,460		1,201,399
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/25 ^	2,210		2,157,073
0.00%, 12/01/26 ^	1,630		1,528,681
0.00%, 12/01/27 ^	1,030		925,782
0.00%, 12/01/28 ^	690		593,656
0.00%, 12/01/29 ^	645		530,755
0.00%, 12/01/31 ^	520		390,322
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	100		101,578
City of Chicago (RB) (AMBAC) 5.75%, 11/01/30	765		811,601
City of Chicago, Board of Education, Series A (GO) 6.00%, 12/01/49 (c)	5,000		5,270,162
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/28 ^	345		314,805
0.00%, 01/01/30 ^	420		348,608
0.00%, 01/01/33 ^	985		712,471
0.00%, 01/01/34 ^	760		522,400
City of Chicago, Series A (GO)
5.00%, 01/01/27	200		203,737
5.00%, 01/01/27	725		738,547
5.00%, 01/01/32 (c)	1,500		1,560,897
5.00%, 01/01/33 (c)	3,000		3,111,094
5.00%, 01/01/34 (c)	3,000		3,099,963
5.00%, 01/01/44 (c)	2,400		2,357,829
5.00%, 01/01/45 (c)	4,000		3,868,276
5.25%, 01/01/45 (c)	2,000		2,001,052
5.50%, 01/01/41 (c)	1,000		1,023,819
5.50%, 01/01/49 (c)	3,000		3,005,704
6.00%, 01/01/38 (c)	5,000		5,095,556
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140		121,233
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775		2,876,840
City of Chicago, Series B (GO)
5.00%, 01/01/33	1,500		1,582,260
5.00%, 01/01/41 (c)	1,000		1,010,575
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195		147,132
5.00%, 01/01/26	380		384,501
5.00%, 01/01/27 (c)	250		251,584

See Notes to Financial Statements

21

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Wastewater Transmission, Series B (RB) (BAM) 5.00%, 01/01/34	$250		$277,169
Illinois Finance Authority (RB) 5.00%, 11/01/30 (c)	100		88,336
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) 4.00%, 10/01/42 (c)	1,000		844,537
Illinois Finance Authority, Admiral Lake Project (RB) 5.12%, 05/15/38 (c)	390		334,780
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 11/15/39 (c)	35		33,458
Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB) 5.00%, 07/01/30 (c)	1,000		958,388
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (d) *	2,675		21,403
5.00%, 02/15/37 (c) (d) *	5,797		46,372
5.12%, 02/15/45 (c) (d) *	5,467		43,733
Illinois Finance Authority, Goodman Theatre Project, Series A (RB)
6.00%, 10/01/45 (c)	1,505		1,500,392
6.12%, 10/01/50 (c)	1,000		999,300
Illinois Finance Authority, Illinois Institute of Technology (RB) 5.00%, 09/01/40 (c)	175		161,216
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/45 (c)	500		500,972
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/29 (c)	500		335,000
5.00%, 11/01/30 (c)	250		167,500
5.00%, 11/01/35 (c)	5		3,350
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 04/01/32 (c)	475		462,642
Illinois Finance Authority, Series B (RB)
5.00%, 10/01/34	250		255,286
5.00%, 10/01/44 (c)	500		475,107
Illinois Finance Authority, Solis Wate Disposal, Series B (RB) 7.38%, 09/01/42 (c) (p)	2,500		2,768,021
	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Student Housing and Academic Facility, Series A (RB) 5.00%, 02/15/47 (c)	$4,125		$3,896,970
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	1,000		1,021,256
5.00%, 06/15/29	1,000		1,028,600
5.00%, 06/15/30 (c)	3,055		3,128,695
Illinois Sports Facilities Authority (RB) (AGM) 5.00%, 06/15/27 (c)	3,000		3,005,430
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690		660,948
Illinois State, Series A (GO)
5.00%, 12/01/31 (c)	500		514,638
5.00%, 05/01/43 (c)	500		502,560
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/52 ^	4,750		1,061,969
4.00%, 06/15/52 (c)	1,500		1,208,630
5.00%, 06/15/50 (c)	7,305		7,252,943
5.00%, 06/15/57 (c)	1,040		1,012,825
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 06/15/30 ^	745		602,458
0.00%, 12/15/30 ^	475		375,975
0.00%, 06/15/31 ^	125		96,807
0.00%, 12/15/33 ^	1,500		1,031,563
0.00%, 06/15/34 ^	190		127,432
0.00%, 12/15/34 ^	590		385,619
0.00%, 06/15/39 ^	115		57,667
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series B (RB)
0.00%, 12/15/50 ^	35,755		9,015,752
5.00%, 12/15/40 (c)	1,000		1,002,006
5.00%, 06/15/53 (c)	1,500		1,471,613
Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/38 (c)	585		474,532
Northern Illinois Municipal Power Agent Power Project, Prairie State Project, Series A (RB) 4.00%, 12/01/31 (c)	2,000		2,006,819
State of Illinois (GO) 5.00%, 02/01/27	500		512,868
State of Illinois (RB) 3.00%, 06/15/31 (c)	100		92,578

See Notes to Financial Statements

22

	Par (000’s	)	Value
Illinois (continued)
State of Illinois, Series A (GO)
5.00%, 10/01/28	$500		$521,921
5.00%, 11/01/28	5		5,223
5.00%, 12/01/34 (c)	100		102,200
5.00%, 05/01/41 (c)	365		369,063
5.00%, 03/01/46 (c)	4,865		4,878,957
State of Illinois, Series B (GO)
5.00%, 03/01/27	2,000		2,053,648
5.25%, 05/01/42 (c)	3,000		3,125,414
5.25%, 05/01/45 (c)	1,470		1,504,742
5.25%, 05/01/49 (c)	5,900		5,986,937
State of Illinois, Series D (GO) 5.00%, 11/01/25	250		251,948
Upper Illinois River Valley Development Authority, Elgin Math and Science Academy Charter School Project, Series A (RB) 6.00%, 03/01/63 (c)	1,000		991,447
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/41 (c)	500		492,530
Village of Bridgeview (GO) 5.00%, 12/01/42 (c)	360		324,469
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90		77,907
0.00%, 01/01/31 ^	245		194,632
0.00%, 01/01/33 ^	540		390,300
			291,667,913
Indiana: 1.0%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/27 (c)	135		118,589
City of Valparaiso, Pratt Paper, LLC Project (RB) 5.00%, 01/01/54 (c)	2,000		1,913,680
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/32 (c)	150		146,054
Indiana Finance Authority Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series C (RB) 3.00%, 11/01/30	1,500		1,437,066
Indiana Finance Authority Student Housing (RB)
5.25%, 07/01/55 (c)	2,000		1,847,396
5.75%, 07/01/60 (c)	1,000		986,946
Indiana Finance Authority Student Housing, Series A (RB) 5.25%, 07/01/64 (c)	1,000		979,230
	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority, Baptist Healthcare System, Series A (RB) 5.00%, 08/15/51 (c)	$2,000		$1,963,511
Indiana Finance Authority, Midwestern Disaster Relief, Series A (RB) 4.25%, 11/01/30	5,000		5,050,380
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	5,000		4,790,220
Indiana Finance Authority, Series C (RB)
5.00%, 02/01/33	1,000		1,113,701
5.00%, 02/01/34	500		559,508
5.00%, 02/01/45 (c)	500		526,875
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	5,500		5,479,116
Indianapolis Local Public Improvement Bond Bank (RB)
5.75%, 03/01/43 (c)	2,340		2,446,376
6.00%, 03/01/53 (c)	1,000		1,045,238
6.12%, 03/01/57 (c)	3,135		3,282,993
			33,686,879
Iowa: 0.7%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/29 (c)	1,025		984,897
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 05/15/43 (c)	655		641,658
5.00%, 05/15/48 (c)	4,000		3,838,439
Iowa Finance Authority, Midwestern Disaster Area, Alcoa Inc. Project (RB) 4.75%, 08/01/42 (c)	12,000		11,449,931
Iowa Finance Authority, Series A (RB)
5.00%, 05/15/49 (c)	3,500		3,318,102
5.12%, 05/15/59 (c)	1,000		947,366
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
4.00%, 10/01/25	600		594,990
5.00%, 10/01/37 (c)	2,115		1,880,239
			23,655,622
Kansas: 0.3%
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/41 (c)	250		207,590
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc., Series A (RB) 5.00%, 05/15/43 (c)	1,000		948,173

See Notes to Financial Statements

23

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Kansas (continued)
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/46 (c)	$3,000		$2,429,112
City of Manhattan, Kansas Sales Tax, Downtown Redevelopment Star Project Area (RB) 4.00%, 06/01/27 (c)	175		174,920
City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/38 (c)	1,355		1,287,990
City of Wichita, Health Care Facilities, Series III (RB)
5.00%, 05/15/34 (c)	250		244,488
5.00%, 05/15/50 (c)	500		417,461
Manhattan Kansas Health Care Facilities, Meadowlark Hills, Series A (RB) 4.00%, 06/01/36 (c)	1,000		903,400
Topeka Kansas Health Care Facilities, Brewster Place, Series A (RB)
6.25%, 12/01/42 (c)	1,000		1,019,275
6.50%, 12/01/52 (c)	1,000		1,013,444
Wyandotte County KS, Unified School District No. 500 (GO) (BAM) 5.00%, 09/01/50 (c)	1,000		1,026,959
Wyandotte County, Unified School District No. 500 (GO) (BAM) 5.25%, 09/01/55 (c)	1,500		1,561,979
			11,234,791
Kentucky: 1.1%
Christian County, Jennie Stuart Medical Center (RB) 5.38%, 02/01/36 (c)	100		100,460
City of Henderson, Kentucky Exempt Facilities, Pratt Paper, LLC Project, Series A (RB)
4.45%, 01/01/42 (c)	2,250		2,084,656
4.70%, 01/01/52 (c)	3,000		2,775,056
Kentucky Economic Development Finance Authority Hospital, Series A (RB)
5.00%, 06/01/31 (c)	1,315		1,332,681
5.00%, 06/01/45 (c)	1,720		1,686,660
Kentucky Economic Development Finance Authority, Louisville Arena Authority, Inc., Series A (RB) (AGM) 5.00%, 12/01/47 (c)	760		760,251
	Par (000’s	)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 5.00%, 12/01/45 (c)	$2,655		$2,661,750
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/31 (c)	2,545		2,403,516
5.00%, 05/15/36 (c)	350		310,597
5.00%, 05/15/46 (c)	250		195,600
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/32 (c)	400		369,556
5.50%, 11/15/45 (c)	180		142,506
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175		176,425
5.00%, 06/01/41 (c)	990		982,352
5.25%, 06/01/41 (c)	750		752,597
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/40 (c)	500		497,344
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 5.25%, 06/01/55 (c) (p)	5,000		5,251,252
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 5.00%, 05/01/55 (c) (p)	2,500		2,597,420
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	1,500		1,571,642
Louisville & Jefferson County, UOFL Health Project, Series A (RB) (AGM)
5.00%, 05/15/47 (c)	2,500		2,514,200
5.00%, 05/15/47 (c)	3,170		3,160,181
5.00%, 05/15/52 (c)	4,000		3,829,704
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/29 (c)	1,045		1,069,137
			37,225,543
Louisiana: 1.8%
Calcasieu Parish Memorial Hospital Service District (RB) 5.00%, 12/01/39 (c)	3,800		3,603,197
City of Shreveport (GO) (AGC) 5.00%, 03/01/49 (c)	1,000		1,015,703

See Notes to Financial Statements

24

	Par (000’s	)	Value
Louisiana (continued)
City of Shreveport, Water and Sewer, Series C (RB) (BAM) 5.00%, 12/01/25	$100		$100,839
Louisiana Local Government Environmental Facilities and Community Development Authority, Christwood Project (RB)
4.25%, 11/15/30	750		737,059
5.00%, 11/15/37 (c)	1,020		1,012,952
5.25%, 11/15/53 (c)	300		280,167
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/46 (c)	2,775		2,410,198
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Gomesa Project (RB) (NATL) 4.00%, 11/01/44 (c)	1,800		1,570,784
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/35 (c)	175		147,000
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	5,745		5,441,640
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project (RB)
5.00%, 09/01/66 (c)	1,000		964,894
5.50%, 09/01/59 (c)	1,000		1,022,835
5.75%, 09/01/64 (c)	7,000		7,267,019
Louisiana Public Facilities Authority, Lake Charles Academy Foundation Project, Series A (RB) 5.00%, 12/15/43 (c)	1,000		947,243
Louisiana Public Facilities Authority, Lake Charles Chapter Academy Project, Series A (RB) 5.00%, 12/15/34 (c)	1,500		1,503,932
Louisiana Public Facilities Authority, Loyola University Project, (RB) 5.25%, 10/01/46 (c)	1,500		1,512,305
	Par (000’s	)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/39 (c) (d) *∞	$1,647		$16
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) *∞	2,259		23
8.38%, 07/01/39 (c) (d) *∞	1,389		14
Parish of St. James, Nustar Logistics, LP Project (RB)
5.85%, 08/01/41 (p)	750		750,557
6.35%, 07/01/40 (c)	11,355		12,055,580
Parish of St. James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 10/01/40 (c)	6,000		6,370,181
Parish of St. John the Baptist, Series A-3 (RB) 2.20%, 06/01/37 (p)	3,500		3,434,810
State of Louisiana, Series B (GO)
5.00%, 06/01/33	1,485		1,654,184
5.00%, 06/01/34	1,000		1,120,888
5.00%, 06/01/36 (c)	2,000		2,229,990
5.00%, 06/01/45 (c)	2,500		2,642,365
			59,796,375
Maine: 0.2%
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/46 (c)	1,695		1,311,111
5.00%, 07/01/41 (c)	1,000		928,569
5.00%, 07/01/46 (c)	3,345		3,036,780
			5,276,460
Maryland: 1.1%
Baltimore Maryland, Special Obligation, Harbor Point Project (RB) 5.00%, 06/01/51 (c)	1,000		942,041
City of Baltimore, Convention Center Hotel (RB)
5.00%, 09/01/30 (c)	1,000		1,008,590
5.00%, 09/01/39 (c)	1,000		979,465
5.00%, 09/01/42 (c)	2,250		2,161,545
5.00%, 09/01/46 (c)	2,000		1,911,538
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/38 (c)	500		496,539
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/43 (c)	250		240,780

See Notes to Financial Statements

25

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Maryland (continued)
Frederick County, Maryland Educational Facilities Project, Mount Saint Mary’s University, Series A (RB)
5.00%, 09/01/32 (c)	$2,000		$1,986,805
5.00%, 09/01/37 (c)	1,000		963,148
5.00%, 09/01/45 (c)	4,000		3,681,688
Frederick County, Maryland Urban Community Development Authority, Series A (ST) 4.00%, 07/01/50 (c)	1,960		1,632,781
Frederick County, Maryland, Jefferson Technology Park Project, Series B (TA) 4.62%, 07/01/43 (c)	1,800		1,654,659
Howard County, Series A (TA) 4.50%, 02/15/47 (c)	2,500		2,206,239
Maryland Economic Development Corp. (RB) 5.25%, 06/30/55 (c)	2,500		2,474,709
Maryland Economic Development Corp., Core Natural Resources, Inc. Project (RB) 5.00%, 07/01/48 (c) (p)	2,000		1,952,849
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
4.38%, 07/01/36 (c)	470		439,596
4.50%, 07/01/44 (c)	530		468,977
Maryland Economic Development Corp., Port Covington Project (TA)
4.00%, 09/01/40 (c)	2,250		1,988,632
4.00%, 09/01/50 (c)	3,250		2,575,591
Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB) 5.25%, 06/30/52 (c)	1,085		1,074,465
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/42 (c)	400		361,661
5.00%, 07/01/38 (c)	250		251,566
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
5.00%, 07/01/33 (c)	625		625,807
5.00%, 07/01/40 (c)	500		499,991
Maryland Health and Higher Educational Facilities Authority, Series A (RB) 5.25%, 07/01/52 (c)	2,250		2,294,704
	Par (000’s	)	Value
Maryland (continued)
Prince George County, Collington Episcopal Life Care Community, Inc. (RB) 5.25%, 04/01/37 (c)	$1,000		$975,880
Prince George’s County, Suitland-Naylor Road Project (TA) 4.75%, 07/01/36 (c)	500		497,273
			36,347,519
Massachusetts: 2.1%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/39 (c)	365		364,594
Commonwealth of Massachusetts (RB) (BAM) 5.50%, 01/01/34	1,420		1,601,754
Commonwealth of Massachusetts, Series A (GO)
5.00%, 04/01/42 (c)	1,000		1,073,946
5.00%, 04/01/45 (c)	1,000		1,057,921
5.00%, 04/01/50 (c)	1,250		1,299,437
5.00%, 04/01/55 (c)	6,100		6,313,036
Commonwealth of Massachusetts, Series E (GO) 5.00%, 08/01/54 (c)	5,000		5,172,992
Massachusetts Development Finance Agency (RB) 5.00%, 09/01/59 (c)	2,000		2,000,080
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB) 5.00%, 07/01/53 (c)	1,500		1,500,445
Massachusetts Development Finance Agency, Boston Medical Center, Series D (RB) 5.00%, 07/01/44 (c)	2,120		2,081,593
Massachusetts Development Finance Agency, Boston Medical Center, Series G (RB) 5.25%, 07/01/52 (c)	1,435		1,435,133
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/48 (c)	1,000		934,058
Massachusetts Development Finance Agency, Brown University Health, Series A (RB)
5.25%, 08/15/45 (c)	1,000		1,026,634
5.50%, 08/15/50 (c)	1,500		1,562,020
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/43 (c)	1,035		953,883
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB) 5.00%, 07/01/29	1,500		1,566,999

See Notes to Financial Statements

26

	Par (000’s	)	Value
Massachusetts (continued)
5.25%, 07/01/50 (c)	$1,000		$1,005,709
5.25%, 07/01/55 (c)	1,000		1,000,144
Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/34 (c)	1,000		922,696
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB) 5.25%, 07/01/34 (c)	350		329,014
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/38 (c)	500		511,153
5.12%, 11/15/46 (c)	500		505,414
Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A (RB)
5.00%, 07/01/54 (c)	1,000		965,903
5.00%, 07/01/60 (c)	1,000		954,279
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 10/01/32 (c)	1,000		979,537
4.12%, 10/01/42 (c)	2,500		2,211,083
5.00%, 10/01/47 (c)	1,400		1,332,590
5.00%, 10/01/57 (c)	14,550		13,378,054
Massachusetts Development Finance Agency, Series N-1 (RB)
4.50%, 07/01/54 (c)	2,000		1,862,640
5.25%, 07/01/50 (c)	4,000		4,018,485
Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/36 (c)	1,500		1,401,899
Massachusetts Development Finance Agency, Springfield College Issue, Series A (RB) (AGM) 4.00%, 06/01/56 (c)	5		3,457
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/34 (c)	1,120		1,124,471
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/41 (c)	1,930		1,893,102
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/48 (c)	1,000		851,193
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB)
5.00%, 07/01/29 (c)	$190		$192,586
5.00%, 07/01/46 (c)	510		495,812
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series N-2 (RB) 5.00%, 07/01/35 (c)	1,000		1,083,937
Massachusetts Development Finance Agency, Wellforce, Inc., Series C (RB) (AGM) 3.00%, 10/01/45 (c)	3,000		2,294,387
Massachusetts State Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/33 (c)	1,250		1,264,642
			70,526,712
Michigan: 1.0%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/41 (c)	290		275,674
City of Detroit, Michigan Unlimited Tax (GO) 5.50%, 04/01/45 (c)	250		257,000
City of Detroit, Michigan Unlimited Tax, Series A (GO)
5.00%, 04/01/46 (c)	135		135,654
5.00%, 04/01/50 (c)	1,475		1,473,242
Detroit Service Learning Academy, Public School Academy (RB) (AGM) 4.00%, 07/01/41 (c)	1,000		843,710
Flint Michigan Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/41 (c)	500		444,445
Flint Michigan Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/28 (c)	315		309,112
Ivywood Classical Academy (RB) 6.25%, 01/01/59 (c)	1,000		979,644
Michigan Finance Authority, Corewell Health, Series A (RB)
5.00%, 08/15/35 (c)	3,000		3,291,292
5.00%, 08/15/46 (c)	2,000		2,051,155
Michigan Finance Authority, Corewell Health, Series B-2 (RB) 5.00%, 08/15/55 (p)	6,000		6,457,741
Michigan Finance Authority, Henry Ford Health Detroit South Campus (RB) 5.50%, 02/28/57 (c)	4,255		4,461,559

See Notes to Financial Statements

27

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Michigan (continued)
Michigan Finance Authority, Presbyterian Villages of Michigan (RB) 5.50%, 11/15/45 (c)	$300		$250,658
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
5.00%, 07/01/39 (c)	215		215,130
5.00%, 07/01/44 (c)	3,575		3,575,972
Michigan Finance Authority, Thomas M. Cooley Law School Project (RB) 5.00%, 07/01/34 (c)	795		795,747
Michigan Finance Authority, Tobacco Settlement Bonds, Series B-2 (RB) 0.00%, 06/01/65 (c) ^	15,500		1,616,475
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 06/30/31 (c)	600		617,742
5.00%, 12/31/32 (c)	700		716,901
5.00%, 06/30/48 (c)	1,470		1,443,255
Michigan Strategic Fund, I-75 Improvement Project (RB) (AGM) 4.50%, 06/30/48 (c)	1,000		913,262
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 06/01/52 (c) ^	260		31,973
Western Michigan University, Series A (RB) (AGC)
5.25%, 11/15/49 (c)	1,000		1,049,429
5.25%, 11/15/54 (c)	1,500		1,563,170
			33,769,942
Minnesota: 0.6%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/37 (c)	135		125,193
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/27 (c)	310		302,433
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
5.50%, 07/01/35 (c)	1,070		989,080
5.50%, 07/01/40 (c)	245		215,955
City of Brooklyn Park, Minnesota Chapter School (RB) 5.12%, 06/15/54 (c)	1,000		912,327
City of Crookston, Health Care Facilities, Riverview Health Project (RB) 5.00%, 05/01/34 (c)	3,000		2,150,301
	Par (000’s	)	Value
Minnesota (continued)
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/40 (c)	$500		$500,176
5.50%, 07/01/50 (c)	2,860		2,860,168
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/50 (c)	500		490,867
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/33 (c)	115		104,120
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/34 (c)	1,830		1,871,483
City of St. Cloud, Centracare Health System (RB) 5.00%, 05/01/54 (c)	1,000		1,006,708
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/53 (d) (p) *∞	1,927		192,740
City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 5.75%, 09/01/46 (c)	325		326,377
City of St. Paul, Minnesota Housing and Redevelopment Authority (RB) 4.00%, 11/15/43 (c)	2,000		1,707,673
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/41 (c)	2,255		1,822,901
Minneapolis Minnesota Heath Care System, Fairview Health Services, Series A (RB) 5.00%, 11/15/49 (c)	2,000		1,989,606
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/46 (c)	1,000		685,088
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 05/01/40 (c)	900		609,360
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/36 (c)	250		227,838
Woodbury, Minnesota Charter School Lease, Woodbury Leadership Academy Project, Series A (RB) 4.00%, 07/01/56 (c)	1,150		791,154
			19,881,548

See Notes to Financial Statements

28

	Par (000’s	)	Value
Mississippi: 0.2%
Mississippi Development Bank, Magnolia Regional Health Center Project (RB)
4.00%, 10/01/41 (c)	$3,500		$2,753,363
5.00%, 10/01/32 (c)	1,530		1,539,043
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/41 (c)	3,000		2,983,101
			7,275,507
Missouri: 0.8%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/34 (c)	410		288,083
4.00%, 08/01/38 (c)	565		404,017
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/35 (c)	500		460,068
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 10/01/26 (c)	25		24,874
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 4.38%, 11/15/35 (c)	250		225,434
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series A (RB)
5.25%, 02/01/48 (c)	1,000		1,005,551
5.25%, 02/01/54 (c)	250		246,525
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series B (RB) 5.00%, 02/01/46 (c)	1,460		1,379,669
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/42 (c)	475		416,185
I-470 Western Gateway Transportation Development District, Series A (RB) 5.25%, 12/01/48 (c)	1,100		1,047,432
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB) 5.00%, 11/15/46	5,352		3,568,309
Kansas City Missouri Industrial Development Authority, Historic Northeast Redevelopment Plan, Series A-1 (RB) 5.00%, 06/01/46 (c)	500		469,534
	Par (000’s	)	Value
Missouri (continued)
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/37 (c)	$1,500		$1,432,786
5.25%, 05/15/50 (c)	2,000		1,690,346
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/32 (c)	2,430		2,432,433
5.00%, 08/15/36 (c)	1,550		1,528,153
5.00%, 08/15/42 (c)	2,000		1,839,570
Lee’s Summit, Industrial Development Authority, Senior Living Facilities, John Knox Village, Series A (RB)
5.00%, 08/15/39 (c)	1,000		1,018,573
5.62%, 08/15/54 (c)	500		500,493
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/42 (c)	3,000		3,002,946
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB) 5.00%, 01/01/50 (c)	1,000		726,724
St. Louis County, Industrial Development Authority, Friendship Village St. Louis (RB) 5.00%, 09/01/48 (c)	2,500		2,364,188
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/38 (c)	500		503,146
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/35 (c)	150		144,476
University City of Missouri, Industrial Development Authority, Series A (RB) 4.88%, 06/15/36 (c)	900		882,264
			27,601,779
Montana: 0.0%
Montana Facility Finance Authority, Health Care Facilities, Children’s Home & Hospital Project, Series A (RB) 4.00%, 07/01/50 (c)	1,970		1,275,017
Nebraska: 0.1%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB) 5.00%, 09/01/30	2,000		2,096,611

See Notes to Financial Statements

29

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Nebraska (continued)
5.00%, 09/01/34	$1,000		$1,059,245
5.00%, 09/01/36	500		527,597
Central Plains Energy Project, Series G (RB) 5.00%, 05/01/53 (c) (p)	235		243,097
			3,926,550
Nevada: 0.5%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/44 (c)	230		191,612
4.00%, 06/01/49 (c)	520		414,259
City of Las Vegas, Special Improvement District No. 818 (SA) 5.00%, 12/01/49 (c)	500		470,961
City of Reno, Special Assessment District No. 1, Local Improvement (SA) 5.25%, 06/01/54 (c)	750		696,509
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/27 (c)	745		741,831
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/35 (c)	155		155,214
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/35 (c)	590		524,522
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 06/01/49 (c)	220		192,897
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 06/01/43 (c)	465		421,322
State of Nevada, Department of Business and Industry, Brightline West Passenger Rail Project, Series A (RB) 9.50%, 01/01/65 (c) (p)	10,500		10,114,241
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/35 (c)	2,000		2,001,385
5.00%, 12/15/38 (c)	400		395,496
5.00%, 12/15/48 (c)	500		463,479
5.12%, 12/15/45 (c)	1,000		962,550
			17,746,278
New Hampshire: 0.6%
National Finance Authority, Bridgeland Water and Utility Districts (RB) 5.38%, 12/15/35 (c)	2,114		2,089,725
	Par (000’s	)	Value
New Hampshire (continued)
National Finance Authority, Covanta Project, Series B (RB) 4.62%, 11/01/42 (c)	$4,225		$3,772,186
National Finance Authority, Emberly and Cantera Creek Projects (RB) 5.38%, 12/01/31 (c)	750		731,459
National Finance Authority, Highlands Project (RB) 5.12%, 12/15/30 (c)	750		730,161
National Finance Authority, New Hampshire Business, Series A-2 (RB) 4.17%, 01/20/41	3,997		3,667,387
National Finance Authority, New Hampshire Resource Recovery, Covanta Project, Series C (RB) 4.88%, 11/01/42 (c)	3,375		3,106,687
National Finance Authority, New Hampshire, Presbyterian Senior Living Project, Series A (RB) 5.25%, 07/01/48 (c)	1,000		1,008,332
National Finance Authority, Silverado Project (RB) 5.00%, 12/01/28 (c)	1,000		987,700
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/41 (c)	1,000		860,750
National Finance Authority, Valencia Project (RB) 5.30%, 12/01/32 (c)	750		739,769
National Finance Authority, Vista Project, Series A (RB) 5.62%, 07/01/46 (c)	2,600		2,467,687
New Hampshire Business Finance Authority, Series A (RB) (BAM) 4.12%, 01/20/34	1,297		1,286,330
			21,448,173
New Jersey: 1.7%
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/36 (c)	470		470,153
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c)	1,410		1,410,068
5.50%, 06/01/33 (c)	60		60,012
5.62%, 11/15/30 (c)	2,035		2,035,277
5.62%, 11/15/30 (c)	285		285,039
5.75%, 09/15/27 (c)	655		655,082

See Notes to Financial Statements

30

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	$55		$53,715
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/29 (c)	535		527,750
5.00%, 01/01/34 (c)	500		491,029
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c)	1,640		1,600,562
4.00%, 07/01/34 (c)	2,000		1,954,321
5.00%, 07/01/33 (c)	4,640		4,677,962
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 5.00%, 07/01/28 (c)	2,500		2,571,708
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515		492,813
New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB) 5.00%, 10/01/47 (c)	3,300		3,203,878
New Jersey Economic Development Authority, School Facilities Construction, Series EEE (RB) 5.00%, 06/15/48 (c)	2,880		2,896,024
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 06/15/38 (c)	600		620,432
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.00%, 06/15/35 (c)	680		681,269
5.25%, 06/15/28 (c)	435		435,670
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/26 (c)	105		105,196
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/34 (c)	350		350,070
5.50%, 01/01/27 (c)	500		500,553
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/30 (c)	$150		$142,210
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/47 (c)	490		352,351
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/28 (c)	500		521,768
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/33 ^	5		3,557
5.00%, 12/15/26	5		5,147
5.00%, 12/15/28	200		211,208
5.00%, 06/15/37 (c)	1,000		1,080,144
5.00%, 06/15/38 (c)	1,500		1,608,725
5.00%, 12/15/39 (c)	385		395,365
5.25%, 06/15/39 (c)	3,000		3,262,213
New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.00%, 06/15/50 (c)	3,000		2,153,845
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC) 0.00%, 12/15/28 ^	100		87,774
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.00%, 12/15/31 ^	365		284,328
New Jersey Transportation Trust Fund Authority, Series CC (RB) 5.25%, 06/15/50 (c)	1,000		1,039,772
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100		102,355
Passaic County Improvement Authority, Series A (RB)
5.00%, 01/01/55 (c)	750		705,424
5.00%, 01/01/60 (c)	500		460,918
South Jersey Port Corp., Marine Terminal, Series B (RB) 5.00%, 01/01/34 (c)	360		368,422
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/46 (c)	10,290		10,157,564
5.25%, 06/01/46 (c)	2,675		2,686,192

See Notes to Financial Statements

31

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/46 (c)	$7,400		$7,183,818
			58,891,683
New Mexico: 0.2%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group -LA Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/49 (c)	3,480		3,074,667
New Mexico Mortgage Finance Authority, Single Family Program, Series C (RB) 5.10%, 09/01/55 (c)	1,000		1,008,153
New Mexico Mortgage Finance Authority, Single Family Program, Series I (RB) 5.05%, 09/01/50 (c)	1,000		1,008,511
New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) 5.00%, 06/01/54 (c) (p)	1,000		1,048,084
			6,139,415
New York: 10.8%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/32 ^	395		293,038
0.00%, 07/15/33 ^	370		261,769
0.00%, 07/15/47 ^	180		56,498
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/26	345		349,646
5.00%, 07/15/42 (c)	9,515		9,537,358
Build NYC Resource Corp., Albert Einstein School of Medicine, Inc., Project (RB) 5.50%, 09/01/45 (c)	4,725		4,730,106
Build NYC Resource Corp., Bayridge Preparatory School Project (RB)
5.00%, 09/01/49 (c)	1,255		1,165,776
5.00%, 09/01/59 (c)	3,800		3,444,510
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	4,505		4,480,250
Build NYC Resource Corp., East Harlem Scholars Academy Charter School Project (RB) 5.75%, 06/01/42 (c)	1,000		1,010,873
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project (RB) 5.25%, 07/01/52 (c)	1,000		1,007,200
	Par (000’s	)	Value
New York (continued)
5.25%, 07/01/57 (c)	$1,000		$1,006,619
Build NYC Resource Corp., Manhattan College Project (RB) 4.00%, 08/01/42 (c)	1,310		1,106,542
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/50 (c)	1,200		1,075,316
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/51 (c)	6,500		5,887,110
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn Project, Series A (RB) 5.50%, 06/15/63 (c)	1,000		986,235
City of New York, Series G (GO)
5.00%, 02/01/37 (c)	1,000		1,107,828
5.25%, 02/01/53 (c)	6,000		6,331,774
City of Troy Capital Resource Corp., Series A (RB) 4.00%, 09/01/40 (c)	1,250		1,148,619
County of Sullivan, Adelaar Infrastructure Project, Series A-2 (SA) 5.35%, 11/01/49 (c)	2,000		1,906,019
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/40 (c)	1,500		1,528,578
5.00%, 07/01/45 (c)	1,000		1,003,284
5.00%, 07/01/51 (c)	3,370		3,318,388
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 06/01/38 (c)	5		4,576
5.00%, 06/01/45 (c)	2,000		1,766,120
Metropolitan Transportation Authority, Series A (RB)
5.00%, 11/15/41 (c)	1,000		1,054,028
5.25%, 11/15/49 (c)	1,625		1,676,040
5.25%, 11/15/55 (c)	2,000		2,076,288
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project, Series A (RB)
5.00%, 07/01/44 (c)	1,000		917,066
5.00%, 07/01/59 (c)	1,000		860,864
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB) 3.00%, 12/01/40 (c)	5		3,854

See Notes to Financial Statements

32

	Par (000’s	)	Value
New York (continued)
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/35 (c)	$2,100		$2,035,297
5.00%, 12/01/31 (c)	500		529,008
Nassau County Tobacco Settlement Corp., Series A-3 (RB) 5.12%, 06/01/46 (c)	2,905		2,465,765
New York & New Jersey Port Authority (RB)
5.00%, 01/15/50 (c)	3,000		3,114,147
5.00%, 01/15/55 (c)	2,500		2,583,772
New York City Housing Development Corp., Multi-Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	1,500		1,509,382
New York City Housing Development Corp., Multi-Family Housing, Series F-1 (RB) 4.55%, 11/01/54 (c)	2,000		1,959,563
New York City Housing Development Corp., Multi-Family Mortgage, Series D (RB) 4.00%, 12/15/31 (c)	250		252,669
New York City Housing Development Corp., Multi-Family Mortgage, Series E (RB) 4.38%, 12/15/31 (c)	1,000		1,009,644
New York City Housing Development Corp., Multi-Family Mortgage, Series F (RB) 5.25%, 12/15/31 (c)	500		506,074
New York City Industrial Development Agency, Airport Facilities, Series A (RB) 5.00%, 07/01/28 (c)	1,400		1,407,608
New York Convention Center Development Corp. (RB) 5.00%, 11/15/40 (c)	3,325		3,330,173
New York Counties Tobacco Trust IV, Series A (RB)
3.75%, 06/01/45 (c)	500		374,936
5.00%, 06/01/42 (c)	7,335		6,539,011
5.00%, 06/01/45 (c)	785		679,218
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 06/01/55 (c) ^	5		417
New York Counties Tobacco Trust VI, Series A-2B (RB)
5.00%, 06/01/45 (c)	1,270		1,117,448
5.00%, 06/01/51 (c)	5,000		4,309,922
	Par (000’s	)	Value
New York (continued)
New York Liberty Development Corp., 3 World Trade Center Project (RB) 5.38%, 11/15/40 (c)	$10,000		$10,000,362
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 09/15/69 (c)	7,000		6,394,612
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	3,000		3,351,957
New York State Dormitory Authority, Catholic Health System, Series A (RB) 4.00%, 07/01/45 (c)	2,500		2,083,823
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480		497,499
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150		151,741
New York State Dormitory Authority, Fordham University, Series A (RB) 5.00%, 07/01/41 (c)	1,550		1,558,799
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Series 1 (RB) 5.25%, 07/01/54 (c)	1,000		1,046,709
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	1,000		1,025,925
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 07/01/46 (c)	2,500		2,501,257
New York State Dormitory Authority, New York University, Series A (RB) (AGM) 5.00%, 07/01/43 (c)	2,375		2,407,086
New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/31 (c)	1,370		1,397,618
New York State Dormitory Authority, White Plains Hospital (RB) 5.25%, 10/01/49 (c)	1,100		1,112,416
New York State Dormitory Authority, White Plants Hospital (RB) (AGC) 5.50%, 10/01/54 (c)	4,300		4,540,082

See Notes to Financial Statements

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 07/15/50 (c)	$6,300		$6,210,728
New York State Housing Finance Agency, Series A (RB) 3.95%, 11/01/50 (c) (p)	1,000		986,653
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
5.00%, 08/01/26 (c)	3,420		3,420,367
5.00%, 08/01/31 (c)	9,640		9,641,049
5.25%, 08/01/31 (c)	5,675		5,877,698
5.38%, 08/01/36 (c)	2,000		2,053,474
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 01/01/36 (c)	1,750		1,645,065
4.38%, 10/01/45 (c)	7,500		6,797,162
5.00%, 01/01/30 (c)	4,600		4,671,940
5.00%, 01/01/33 (c)	5,230		5,283,034
5.00%, 10/01/35 (c)	10,650		10,800,806
5.00%, 10/01/40 (c)	7,000		7,016,156
5.62%, 04/01/40 (c)	5,895		6,105,832
6.00%, 04/01/35 (c)	10,000		10,917,532
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project (RB) 5.50%, 12/31/54 (c)	4,900		4,985,272
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A (RB) 5.50%, 12/31/60 (c)	6,000		6,095,198
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A (RB) (AGC) 5.25%, 12/31/54 (c)	4,000		4,064,313
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series B (RB) (AGC) 5.00%, 12/31/54 (c)	1,000		614,041
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project (RB)
3.00%, 08/01/31	5,765		5,337,413
5.00%, 06/30/60 (c)	2,500		2,401,108
	Par (000’s	)	Value
New York (continued)
5.25%, 06/30/49 (c)	$1,850		$1,857,543
5.38%, 06/30/60 (c)	10,000		10,029,271
6.00%, 06/30/54 (c)	3,475		3,644,552
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project (RB) (AGM) 5.00%, 12/01/32	6,080		6,415,735
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/31 (c)	1,000		981,669
5.00%, 07/01/30 (c)	420		420,062
5.00%, 07/01/34 (c)	4,230		4,230,529
5.00%, 07/01/41 (c)	11,445		11,445,913
5.00%, 07/01/46 (c)	10,130		9,924,464
5.25%, 01/01/50 (c)	9,720		9,639,614
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB)
5.00%, 12/01/39 (c)	1,000		1,013,737
5.00%, 12/01/41 (c)	6,000		6,029,662
5.00%, 12/01/42 (c)	1,000		998,342
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB) (AGM)
5.00%, 12/01/30	5,000		5,239,943
5.00%, 12/01/31	2,355		2,479,579
New York Transportation Development Corporation, John F. Kennedy International Airport New Terminal Project (RB)
5.50%, 06/30/54 (c)	6,000		6,091,364
5.50%, 06/30/60 (c)	14,895		15,101,804
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 11/01/42 (c)	2,250		2,039,991
Onondaga Civic Development Corp., Syracuse University Project (RB) 5.50%, 12/01/56 (c)	3,000		3,221,479
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/45 (c)	355		239,616
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.00%, 06/01/66 (c) ^	10,515		984,036

See Notes to Financial Statements

34

	Par (000’s	)	Value
New York (continued)
Triborough Bridge and Tunnel Authority, Series A (RB)
5.25%, 12/01/54 (c)	$2,000		$2,101,053
5.50%, 12/01/59 (c)	1,000		1,061,375
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.00%, 09/01/36 (c)	2,020		2,087,951
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
5.00%, 06/01/45 (c)	4,600		4,186,852
5.00%, 06/01/48 (c)	3,000		2,710,735
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
5.00%, 09/15/37 (c)	400		359,658
5.25%, 09/15/53 (c)	180		141,172
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/46 (c)	4,860		4,436,886
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project, Series A (RB)
5.00%, 07/01/46 (c)	2,000		1,915,746
5.00%, 07/01/56 (c)	4,500		4,105,464
Westchester Tobacco Asset Securitization Corp., Series B (RB)
5.00%, 06/01/41 (c)	200		200,285
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/54 (c)	275		253,486
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AGM) 5.00%, 10/15/39 (c)	315		313,119
			363,723,640
North Carolina: 0.7%
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB) 5.00%, 12/31/37 (c)	1,000		1,000,787
North Carolina Medical Care Commission, Health Care Facilities First Mortgage (RB) 5.00%, 10/01/25	35		34,938
5.00%, 10/01/30 (c)	1,000		996,713
5.00%, 10/01/35 (c)	2,270		2,204,508
North Carolina Medical Care Commission, Retirement Facilities (RB) 5.00%, 10/01/31 (c)	3,530		3,553,360
	Par (000’s	)	Value
North Carolina (continued)
5.00%, 10/01/37 (c)	$1,140		$1,140,853
5.25%, 12/01/54 (c)	1,000		1,017,821
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project, Series B-3 (RB) 4.25%, 09/01/28 (c)	500		494,724
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB)
5.00%, 10/01/30 (c)	165		163,228
5.50%, 09/01/54 (c)	1,485		1,402,409
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AGM) 5.00%, 07/01/49 (c)	385		356,937
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/37 (c)	465		450,896
North Carolina Turnpike Authority (RB) (AGM) 4.00%, 01/01/55 (c)	1,625		1,409,490
North Carolina Turnpike Authority Triangle Expressway System Senior Lien (RB)
5.00%, 01/01/30 (c)	1,000		1,022,851
5.00%, 01/01/40 (c)	5,000		5,101,907
5.00%, 01/01/49 (c)	1,430		1,420,683
North Carolina Turnpike Authority Triangle Expressway System Senior Lien, Series B (RB) (AGM) 5.00%, 01/01/32 (c)	100		105,256
State of North Carolina, Department of State Treasurer (RB)
5.00%, 03/01/36 (c)	1,500		1,669,030
5.00%, 03/01/40 (c)	1,625		1,756,630
			25,303,021
North Dakota: 0.2%
City of Grand Forks, Altru Health System (RB) 5.00%, 12/01/32 (c)	2,000		2,073,256
City of Grand Forks, Altru Health System (RB) (AGM) 4.00%, 12/01/41 (c)	1,000		871,697
City of Grand Forks, Altru Health System, Series A (RB) (AGM) 5.00%, 12/01/53 (c)	1,000		1,006,375
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	423		44,369
7.75%, 09/01/38 (c) (d) *	883		92,705

See Notes to Financial Statements

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
North Dakota (continued)
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 7.00%, 12/15/43 (c) (d) *	$5,500		$55
County of Ward, North Dakota Health Care Facilities, Series C (RB)
5.00%, 06/01/43 (c)	1,000		948,394
5.00%, 06/01/48 (c)	3,000		2,810,782
			7,847,633
Ohio: 2.9%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB)
5.25%, 11/15/41 (c)	500		503,433
5.25%, 11/15/46 (c)	5,000		5,019,053
Brunswick City School District, Classroom Facilities and School Improvement (GO) (BAM) 5.25%, 12/01/53 (c)	2,000		2,074,972
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/55 (c)	16,075		14,048,505
Centerville Ohio Health Care, Graceworks Lutheran Services (RB) 5.25%, 11/01/47 (c)	1,000		909,943
City of Norwood, Rookwood Exchange Project (TA) 5.00%, 12/01/41 (c)	500		484,040
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	600		607,932
Cleveland-Cuyahoga County Port Authority, Series A (RB) 5.88%, 01/01/49 (c)	750		711,020
Columbus Regional Airport Authority, Series A (RB)
5.00%, 01/01/35	1,000		1,055,440
5.50%, 01/01/50 (c)	1,000		1,044,123
5.50%, 01/01/55 (c)	2,000		2,082,433
Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG) 6.50%, 03/01/48 (c)	3,800		2,475,381
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/33	3,000		3,263,320
5.00%, 11/01/34	1,000		1,086,620
County of Butler, Ohio Hospital (RB) 5.00%, 11/15/32 (c)	1,035		1,042,322
	Par (000’s	)	Value
Ohio (continued)
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/47 (c)	$340		$313,408
5.25%, 02/15/47 (c)	10,000		9,944,890
5.50%, 02/15/52 (c)	1,225		1,223,620
5.50%, 02/15/57 (c)	3,000		2,974,259
County of Hamilton, Ohio Hospital Facilities (RB) 5.50%, 08/01/51 (c)	1,000		1,001,752
County of Lukas, Ohio Hospital, Promedica Healthcare, Series A (RB) (AGM) 5.25%, 11/15/48 (c)	8,000		7,836,095
County of Montgomery, Premier Health Partners, Series A (RB)
4.00%, 11/15/42 (c)	3,940		3,481,674
4.00%, 11/15/45 (c)	1,250		1,062,618
Jefferson County Port Authority, JSW Steel USA Inc. Project (RB) 3.50%, 12/01/51 (c)	1,000		735,411
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 02/15/33 (c)	490		491,841
5.00%, 02/15/44 (c)	1,750		1,673,983
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/49 (c)	11,000		9,928,944
Ohio Air Quality Development Authority, Dayton Co. Project, Series B (RB) 4.25%, 11/01/40 (p)	2,000		2,009,822
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Series B (RB) 4.25%, 11/01/39 (p)	1,000		1,005,507
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,750		2,651,368
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
4.25%, 01/15/38 (c)	1,000		948,746
4.50%, 01/15/48 (c)	2,000		1,815,011
Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 09/15/27 (c)	5,000		5,000,629
Ohio Housing Finance Agency, Multifamily Housing, Haven’s Edge Apartments Project, Series A (RB) 5.70%, 08/01/43 (c)	2,000		2,038,911

See Notes to Financial Statements

36

	Par (000’s	)	Value
Ohio (continued)
Ohio University, Series A (RB) 5.00%, 12/01/45 (c)	$1,250		$1,259,701
Southeastern Ohio Port Authority, Hospital Facilities, Memorial Health System Project (RB)
5.00%, 12/01/35 (c)	245		226,606
5.00%, 12/01/43 (c)	1,240		1,065,838
5.50%, 12/01/43 (c)	70		63,971
Washington County, Ohio Hospital Facilities, Memorial Health System (RB) 6.75%, 12/01/52 (c)	2,235		2,393,697
			97,556,839
Oklahoma: 1.3%
Atoka Industrial Development Authority Solid Waste Disposal Facilities, Gladieux Metals Recycling Oklahoma, LLC Project (RB) 8.00%, 08/01/39 (c)	1,000		800,000
Norman Regional Hospital Authority (RB)
3.25%, 09/01/38 (c)	340		249,424
4.00%, 09/01/45 (c)	1,000		740,532
Oklahoma County Finance Authority (RB) 6.50%, 06/15/64 (c)	1,250		1,238,111
Oklahoma Development Finance Authority, Oklahoma City University Project (RB) 5.00%, 08/01/44 (c)	4,305		4,110,377
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/33 (c)	700		715,787
5.25%, 08/15/43 (c)	2,900		2,930,968
5.25%, 08/15/48 (c)	11,000		11,050,256
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AGM)
5.50%, 08/15/52 (c)	1,300		1,305,018
5.50%, 08/15/57 (c)	7,290		7,316,015
Oklahoma Housing Finance Agency, Single Family Mortgage, Series B (RB) 4.88%, 09/01/45 (c)	1,000		1,001,959
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/40 (c)	375		329,518
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/35 (c) (p)	6,455		6,450,289
	Par (000’s	)	Value
Oklahoma (continued)
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB) 5.50%, 06/01/35 (c)	$5,000		$5,000,934
			43,239,188
Oregon: 0.2%
Multnomah County, Oregon Hospital Facilities Authority, Parkview Project, Series A (RB) (AGM) 4.00%, 12/01/36 (c)	1,000		905,869
Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
5.00%, 10/01/35 (c)	2,260		2,262,339
5.00%, 10/01/46 (c)	1,000		988,547
Oregon State, Interstate 5 Bridge Replacement Project, Series E (GO) 5.00%, 05/15/50 (c)	1,000		1,015,883
Oregon State, Series A (GO) 5.25%, 05/01/50 (c)	1,000		1,065,673
			6,238,311
Pennsylvania: 3.5%
Adams County General Authority, Brethren Home Community Project, Series A (RB)
5.00%, 06/01/34 (c)	250		259,169
5.00%, 06/01/59 (c)	1,000		939,823
Allegheny County Airport Authority, Pittsburgh International Airport, Series A (RB) (AGM) 5.50%, 01/01/48 (c)	1,410		1,468,486
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/28	550		554,072
5.00%, 05/01/28	840		853,022
5.00%, 05/01/32 (c)	250		251,609
5.00%, 05/01/33 (c)	250		252,458
5.00%, 05/01/42 (c)	2,245		2,118,701
5.00%, 05/01/42 (c)	2,000		1,941,131
5.00%, 05/01/42 (c)	2,000		1,887,484
5.38%, 05/01/42 (c)	4,000		3,874,813
Berks County Municipal Authority, Tower Health Project, Series A-3 (RB) 5.00%, 06/30/39 (c)	14,064		13,016,897
Berks County Municipal Authority, Tower Health Project, Series B-1 (RB) 6.00%, 06/30/44 (c)	5,279		3,803,247
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB) 6.00%, 10/01/48 (c)	1,000		936,338

See Notes to Financial Statements

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/46 (c)	$430		$349,226
Chester County Industrial Development Authority, Collegium Chapter School Project, Series A (RB) 5.25%, 10/15/47 (c)	1,250		1,162,396
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/38 (c)	1,000		956,441
5.12%, 03/01/48 (c)	1,704		1,539,166
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/46 (c)	440		442,313
6.00%, 06/01/51 (c)	345		345,278
Cumberland County Municipal Authority (RB)
4.00%, 01/01/33 (c)	125		119,210
5.00%, 01/01/45 (c)	3,000		2,678,230
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/46 (c)	395		376,246
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	2,360		2,521,613
Erie Pennsylvania Higher Education Building Authority, Mercyhurst University Project (RB) 5.00%, 09/15/37 (c)	1,000		911,261
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/49 (c)	500		432,646
5.00%, 12/01/54 (c)	215		181,410
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/50 (c)	1,000		1,000,901
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/37 (c)	1,000		972,613
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/40 (c)	425		372,153
5.00%, 03/01/45 (c)	310		256,503
5.00%, 03/01/50 (c)	425		337,416
	Par (000’s	)	Value
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System, Series A (RB) 5.00%, 10/01/40 (c)	$5,150		$4,440,475
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/47 (c)	2,000		1,894,884
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B (RB) 5.00%, 05/01/47 (c)	1,800		1,812,435
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/01/53 (p)	2,500		2,498,794
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/30 (c)	150		149,256
5.25%, 01/01/40 (c)	870		830,325
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/30 (c)	300		260,688
6.00%, 07/01/45 (c)	590		449,482
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project (RB) 5.00%, 11/01/39 (c)	1,000		953,999
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) 6.00%, 06/30/61 (c)	7,000		7,324,038
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB) 5.00%, 12/31/25	1,105		1,112,546
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. project (RB) 5.45%, 01/01/51 (c) (p)	2,500		2,478,330
Pennsylvania Economic Development Financing Authority, Covanta Project, Series A (RB) 3.25%, 08/01/39 (c)	2,750		2,173,265

See Notes to Financial Statements

38

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB)
5.00%, 06/30/32	$1,000		$1,060,306
5.25%, 06/30/53 (c)	2,000		1,983,139
5.50%, 06/30/40 (c)	3,000		3,150,760
5.75%, 06/30/48 (c)	6,030		6,204,505
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) (AGM)
5.00%, 12/31/57 (c)	1,780		1,735,903
5.50%, 06/30/42 (c)	1,805		1,884,656
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/26 (c)	1,485		1,505,275
5.00%, 12/31/28 (c)	575		579,983
5.00%, 12/31/30 (c)	410		412,584
5.00%, 06/30/42 (c)	6,945		6,933,476
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/38 (c) (d) *	3,040		912,000
6.75%, 12/01/53 (c) (d) *	6,470		1,941,000
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 05/01/37 (c)	1,915		1,504,935
5.00%, 05/01/42 (c)	1,000		730,197
Pennsylvania Higher Educational Facilities Authority, University of Sciences (RB) 5.00%, 11/01/42 (c)	1,100		1,099,966
Philadelphia Authority for Industrial Development, Chapter School Project (RB) 5.00%, 06/15/43 (c)	1,000		966,337
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/40 (c)	440		435,119
6.50%, 06/01/45 (c)	440		433,177
6.62%, 06/01/50 (c)	415		410,066
	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 06/15/39 (c)	$355		$334,031
Philadelphia Authority for Industrial Development, KIPP Philadelphia Charter School Project, Series B (RB) (AGM) 5.00%, 04/01/46 (c)	1,000		887,793
Philadelphia Authority for Industrial Development, LA Salle University (RB) 4.00%, 05/01/42 (c)	2,000		1,286,235
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School Project (RB)
5.00%, 06/15/40 (c)	500		484,212
5.00%, 06/15/50 (c)	1,000		924,028
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB) 5.00%, 07/01/32 (c)	735		736,691
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) 5.00%, 07/01/33 (c)	1,000		1,011,243
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) (AGM) 5.00%, 07/01/37 (c)	500		523,203
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Series A (RB)
5.00%, 07/01/31 (c)	1,240		1,258,443
5.00%, 07/01/32 (c)	220		222,905
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority (RB) 5.00%, 06/01/36 (c)	1,500		1,362,251
The School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26	1,000		1,024,297
			117,429,505
Puerto Rico: 6.6%
Children’s Trust Fund, Series A (RB) 0.00%, 05/15/57 (c) ^	200,000		12,173,700
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	80		23,490

See Notes to Financial Statements

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.00%, 07/01/30	$7,500		$7,672,310
5.00%, 07/01/37 (c)	6,290		6,386,180
5.00%, 07/01/47 (c)	5,000		4,733,012
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/29	3,000		3,075,858
5.00%, 07/01/37 (c)	3,365		3,410,243
Puerto Rico Commonwealth, Series A-1 (GO)
0.00%, 07/01/33 (c) ^	12,285		8,247,218
4.00%, 07/01/41 (c)	8,260		7,040,518
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/33 (c)	13,570		12,967,915
4.00%, 07/01/35 (c)	12,538		11,681,985
4.00%, 07/01/37 (c)	9,500		8,718,946
5.38%, 07/01/25	1,817		1,819,602
5.75%, 07/01/31	10,055		10,667,298
Puerto Rico Electric Power Authority (RB) (NATL)
5.25%, 07/01/30	2,705		2,643,242
5.25%, 07/01/32	450		437,836
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 07/01/33 (c)	20		19,776
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.00%, 07/01/46 (c) ^	38,670		12,482,931
4.50%, 07/01/34 (c)	2,800		2,748,187
5.00%, 07/01/58 (c)	35,460		33,925,890
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGC) 4.55%, 07/01/40 (c)	10,414		9,844,351
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/53 (c)	10,777		10,019,584
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/40 (c)	13,145		12,360,034
4.33%, 07/01/40 (c)	12,590		11,838,177
4.55%, 07/01/40 (c)	6,432		6,080,168
4.78%, 07/01/58 (c)	5,000		4,615,416
Puerto Rico Sales Tax Financing Corp., Series B-1 (RB)
4.75%, 07/01/53 (c)	3,000		2,789,157
5.00%, 07/01/58 (c)	3,000		2,870,211
	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Rev Restructed BDS Cofina A-1 (RB) 0.00%, 07/01/51 (c) ^	$54,235		$12,875,845
			224,169,080
Rhode Island: 0.2%
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB)
5.00%, 09/01/26	100		100,310
5.00%, 09/01/31 (c)	500		500,280
5.00%, 09/01/36 (c)	3,750		3,693,555
Rhode Island Health and Educational Building Corp., Lifespan (RB)
5.00%, 05/15/33 (c)	1,000		1,006,131
5.00%, 05/15/39 (c)	2,215		2,216,726
			7,517,002
South Carolina: 0.5%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/49 (c)	800		669,427
Piedmont Municipal Power Agency, South Carolina Electric, Series C (RB) 5.00%, 01/01/34 (c)	1,000		1,014,580
Scago Educational Facilities, School District of Pickens County Project (RB) 5.00%, 12/01/29 (c)	1,425		1,426,243
South California Jobs, Economic Development Authority Hospital Facilities, Bon Second Mercy Health, Inc., Series A (RB) 5.25%, 11/01/44 (c)	500		520,903
South California Jobs, Economic Development Authority Hospital Facilities, Bon Second Mercy Health, Inc., Series B (RB) 5.00%, 11/01/49 (c) (p)	1,000		1,065,540
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project (RB) 5.75%, 11/15/54 (c)	1,000		1,018,567
South Carolina Jobs-Economic Development Authority, Educational Facilities (RB) 6.50%, 06/15/54 (c)	1,000		982,189
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB) 5.00%, 11/01/33 (c)	500		500,340

See Notes to Financial Statements

40

	Par (000’s	)	Value
South Carolina (continued)
5.00%, 11/01/37 (c)	$650		$628,569
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.75%, 06/15/49 (c)	500		441,900
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB) 5.00%, 04/01/47 (c)	3,000		2,817,615
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/43 (c)	320		265,289
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
4.00%, 11/15/27 (c)	165		162,266
5.25%, 11/15/37 (c)	2,000		2,017,192
5.25%, 11/15/52 (c)	2,000		1,874,873
			15,405,493
South Dakota: 0.1%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/42 (c)	750		671,431
5.00%, 11/01/46 (c)	500		432,714
County of Lincoln, South Dakota Economic Development, Augustana College Association Project, Series A (RB)
4.00%, 08/01/51 (c)	1,550		1,227,780
4.00%, 08/01/56 (c)	1,410		1,087,772
4.00%, 08/01/61 (c)	1,300		979,097
			4,398,794
Tennessee: 0.6%
Bristol Industrial Development Board, Pinnacle Project, Series A (RB) 5.00%, 12/01/35 (c)	2,000		1,900,458
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/44 (c)	310		307,667
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/40 (c)	295		251,828
4.00%, 09/01/47 (c)	290		225,014
5.00%, 04/01/36 (c)	1,055		1,057,854
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Lipscomb University Project, Series A (RB) 5.25%, 10/01/58 (c)	2,000		1,997,655
	Par (000’s	)	Value
Tennessee (continued)
Shelby County, Tennessee Health Educational and Housing Facility, Madrone Memphis Student Housing I, LLC - University of Memphis Project, Series A-1 (RB)
5.00%, 06/01/44 (c)	$500		$482,498
5.25%, 06/01/56 (c)	750		721,409
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 10/01/53 (c) (p)	6,375		6,684,178
Tennessee Energy Acquisition Corp., Gas Project, Series B (RB) 5.62%, 09/01/26	5,000		5,090,349
			18,718,910
Texas: 6.1%
Angelina and Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 12/01/45 (c) (d) *	1,500		499,532
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. (RB)
4.50%, 06/15/56 (c) (p)	1,000		995,448
4.88%, 06/15/59 (c)	1,000		907,390
5.00%, 06/15/64 (c)	500		457,928
Arlington Higher Education Finance Corp., Cypress Christian School (RB)
5.75%, 06/01/43 (c)	1,000		1,007,191
6.00%, 06/01/53 (c)	1,000		1,003,557
6.25%, 06/01/63 (c)	1,000		1,008,615
Arlington Higher Education Finance Corp., Legacy Traditional School - Texas Project, Series A (RB)
4.38%, 02/15/51 (c)	1,000		733,928
6.75%, 02/15/62 (c)	5		5,044
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/33 (c)	500		495,062
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280		281,007
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715		713,821
5.00%, 01/01/34 (c)	500		487,297

See Notes to Financial Statements

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Bexar County Health Facilities Development Corp., Army Retirement Residence project (RB)
5.00%, 07/15/37 (c)	$850		$819,160
5.00%, 07/15/41 (c)	2,000		1,846,602
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/40 (c)	610		582,606
5.00%, 12/01/45 (c)	215		201,950
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/39 (c)	3,510		2,808,000
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/39 (c) (d) *	1,785		1,428,000
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/26 (c)	2,200		2,095,099
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/27 (c)	7,000		7,068,479
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series A (RB) 4.00%, 07/01/41 (c)	7,500		6,745,421
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB) 4.00%, 07/15/41 (c)	21,780		19,585,129
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	5,590		5,616,227
5.00%, 07/15/28	2,500		2,514,876
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,000		1,005,950
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B (RB) 5.25%, 07/15/33	3,000		3,041,982
	Par (000’s	)	Value
Texas (continued)
5.25%, 07/15/34	$6,000		$6,059,062
5.50%, 07/15/35 (c)	3,000		3,064,286
5.50%, 07/15/36 (c)	4,000		4,071,336
5.50%, 07/15/37 (c)	4,000		4,053,992
5.50%, 07/15/38 (c)	5,425		5,489,801
5.50%, 07/15/39 (c)	6,000		6,041,250
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/30 (c)	4,335		4,335,349
Clifton Higher Education Finance Corp., Series A (RB)
5.12%, 08/15/30 (c)	730		730,290
5.50%, 08/15/35 (c)	610		610,203
6.00%, 06/15/48 (c)	1,000		965,112
Clifton Higher Education Finance Corp., Series D (RB)
5.25%, 08/15/27 (c)	1,000		999,877
5.75%, 08/15/33 (c)	500		500,180
6.00%, 08/15/38 (c)	500		500,115
Clifton Higher Education Finance Corp., Valor Education, Series A (RB) 6.00%, 06/15/54 (c)	500		471,925
Conroe Local Government Corp., Conroe Convention Center Hotel, Series A (RB) 4.00%, 10/01/50 (c)	2,035		1,538,862
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/32 (c)	850		828,948
Dallas Texas Housing Finance Corp. Residential Development, The Briscoe Apartments, Series A (RB) 6.00%, 12/01/62 (c)	1,000		914,737
Harris County, Cultural Education Facilities Finance Corp., Brazoz Presbyterian Homes, Inc. Project (RB) 5.00%, 01/01/48 (c)	1,000		953,358
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/25 ^	495		485,378
0.00%, 11/15/27 ^	590		540,110
0.00%, 11/15/29 ^	1,405		1,196,235
0.00%, 11/15/30 ^	115		94,333
Harris County, Houston Sports Authority, Second Lien, Series B (RB) (AGC) 5.00%, 11/15/46 (c)	1,000		1,024,523
Matagorda County, Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035		1,043,962

See Notes to Financial Statements

42

	Par (000’s	)	Value
Texas (continued)
Matagorda County, Navigation District No. 1, Series B-1 (RB) 4.00%, 06/01/30 (c)	$5,000		$4,943,071
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/30 (c) (d) *	237		2,369
5.12%, 02/15/42 (c) (d) *	907		9,069
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 10/01/31 (c)	11,500		11,414,759
Montgomery County Toll Road Authority (RB)
5.00%, 09/15/43 (c)	3,310		3,314,709
5.00%, 09/15/48 (c)	5,915		5,917,690
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/52 (c)	235		105,750
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/36 (c)	230		227,409
New Hope Cultural Education Facilities Finance Corp., Jubilee academic Center (RB) 4.00%, 08/15/41 (c)	2,315		1,984,502
New Hope Cultural Education Facilities Finance Corp., Jubilee academic Center, Series A (RB) 5.00%, 08/15/59 (c)	1,500		1,353,436
New Hope Cultural Education Facilities Finance Corp., Jubilee academic Center, Series B (RB) 5.00%, 08/15/54 (c)	1,500		1,373,067
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 08/15/27 (c)	115		112,452
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project, Series a (RB) 5.00%, 01/01/55 (c)	2,000		1,658,730
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB) 5.50%, 11/15/46 (c)	750		595,855
	Par (000’s	)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/35 (c)	$100		$97,596
5.00%, 07/01/47 (c)	440		424,761
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/49 (c)	1,000		895,453
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project, Series A (RB) 5.25%, 10/01/55 (c)	1,500		1,312,001
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB) 5.50%, 01/01/57 (c)	4,000		3,661,130
New Hope Cultural Education Facilities Finance Corp., Superior Living Foundation Project, Series A (RB) 6.50%, 07/01/56 (c)	1,000		928,831
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/50 (c)	250		201,784
5.00%, 01/01/55 (c)	250		195,953
5.50%, 01/01/35 (c)	1,000		981,389
North East Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/41 (c)	400		400,674
Olney Hamilton Hospital District (GO) 6.25%, 09/15/54 (c)	1,000		1,015,711
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/39 (c) (d) *	2,725		2,452,500
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
5.00%, 08/15/36 (c)	1,055		1,012,235
5.00%, 08/15/46 (c)	1,400		1,264,245
Reagan Hospital District, Series A (GO) 5.12%, 02/01/39 (c)	1,000		952,425
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/37 (c)	125		121,138

See Notes to Financial Statements

43

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/48 (c) (d) *	$535		$294,250
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 07/01/48 (c)	2,500		2,501,614
Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5.00%, 12/15/28	925		956,094
5.00%, 12/15/29	1,375		1,427,111
5.00%, 12/15/32	3,425		3,582,309
Texas Municipal Gas Acquisition and Supply Corp. V (RB) 5.00%, 01/01/55 (c) (p)	2,000		2,080,460
Texas Municipal Gas Acquisition and Supply Corp., Series D (RB) 6.25%, 12/15/26	695		714,320
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB)
4.00%, 12/31/38 (c)	4,550		4,314,047
4.00%, 06/30/39 (c)	1,700		1,604,456
4.00%, 12/31/39 (c)	2,550		2,390,792
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant Express Project (RB) 5.50%, 12/31/58 (c)	6,000		6,154,486
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments LLC (RB)
5.00%, 06/30/58 (c)	15,250		14,822,820
5.50%, 06/30/42 (c)	2,250		2,316,822
5.50%, 06/30/43 (c)	1,000		1,025,531
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/35 (c)	910		892,152
6.25%, 09/01/40 (c)	910		883,674
6.38%, 09/01/45 (c)	885		852,892
			206,213,049
Utah: 0.6%
Black Desert Public Infrastructure District (GO) 4.00%, 03/01/51 (c)	3,100		2,416,048
Fields Estates Public Infrastructure District, Series A (GO) 6.12%, 03/01/55 (c)	500		483,976
	Par (000’s	)	Value
Utah (continued)
Fields Estates Public Infrastructure District, Series A-2 (SA) 5.25%, 12/01/53 (c)	$1,000		$924,536
Grapevine Wash Local District, Grapevine Wash Assessment Area No. 1, Series A-2 (SA) 5.25%, 12/01/44 (c)	1,000		924,348
Mida Mountain Village Public Infrastructure District (TA)
5.12%, 06/15/54 (c)	1,000		908,403
6.00%, 06/15/54 (c)	1,000		1,001,854
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA) 5.00%, 08/01/50 (c)	2,000		1,852,184
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
5.25%, 06/15/37 (c)	1,500		1,420,000
5.38%, 06/15/48 (c)	2,195		1,969,595
Wakara Ridge Public Infrastructure District, Special Assessment Area (SA) 5.62%, 12/01/54 (c)	3,150		3,123,836
Washington County, Black Desert Public Infrastructure District (SA) 5.62%, 12/01/53 (c)	3,000		2,921,666
Wolf Creek Infrastructure Financing District No. 1 (SA) 5.75%, 12/01/44 (c)	2,000		1,945,761
			19,892,207
Vermont: 0.0%
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 4.00%, 05/01/37 (c)	500		461,383
Virgin Islands: 0.4%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB)
5.00%, 10/01/28	1,000		1,026,109
5.00%, 10/01/32	5,010		5,153,064
5.00%, 10/01/39 (c)	2,000		1,978,889
Virgin Islands Public Finance Authority, Series A (RB) 6.00%, 04/01/53 (c)	2,000		2,011,297
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 10/01/29 (c)	720		723,735

See Notes to Financial Statements

44

	Par (000’s	)	Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB) 4.50%, 10/01/44 (c)	$550		$442,658
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB) 5.00%, 10/01/30 (c)	1,000		990,191
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 07/01/25 (c)	1,170		1,164,880
5.00%, 07/01/27 (c)	170		163,571
			13,654,394
Virginia: 2.3%
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/44 (c) (d) *	250		138,718
Cherry Hill Community Development Authority, Potomac Shores Project (SA) 5.15%, 03/01/35 (c)	200		200,172
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 07/01/46 (c)	5,000		4,999,764
5.00%, 07/01/51 (c)	1,025		1,015,146
City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/33 (c)	240		240,026
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/35	1,000		1,089,561
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/36 (c)	2,650		2,444,727
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 01/01/50 (c)	1,500		1,363,572
5.00%, 01/01/59 (c)	1,000		883,826
Henrico County Economic Development Authority, Series A (RB) 5.00%, 11/01/48 (c)	2,000		2,008,948
James City County Economic Development Authority, Series A (RB) 6.88%, 12/01/58 (c)	1,000		1,069,919
	Par (000’s	)	Value
Virginia (continued)
Lynchburg Economic Development Authority, Central Health, Inc., Series A (RB) 5.00%, 01/01/47 (c)	$4,950		$4,950,265
Prince William Water and Sewer System (RB) 5.00%, 07/15/55 (c)	2,000		2,089,410
Roanoke County Economic Development Authority, Residential Care Facility (RB) 5.50%, 09/01/58 (c) (p)	2,280		2,228,089
Tobacco Settlement Financing Corp./VA (RB) 5.00%, 06/01/47 (c)	5,000		4,482,298
Virginia Beach Development Authority (RB) 5.00%, 09/01/40 (c)	1,750		1,734,961
Virginia Beach Development Authority, Series A (RB)
7.00%, 09/01/53 (c)	1,000		1,102,129
7.00%, 09/01/59 (c)	6,560		7,192,372
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs, Series A (RB) 3.00%, 02/01/38 (c)	1,000		853,332
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/30 (c)	1,300		1,221,923
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB) 5.00%, 01/01/34 (c)	2,500		2,579,480
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO, LLC Project (RB) 4.00%, 01/01/38 (c)	5,000		4,645,139
Virginia Small Business Financing Authority, I-495 Hot Lanes Project (RB) 5.00%, 12/31/47 (c)	6,305		6,335,560
Virginia Small Business Financing Authority, Residential Care Facilities, Lifespire of Virginia (RB) (AGM) 4.00%, 12/01/36 (c)	1,000		946,993
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
4.00%, 01/01/40 (c)	1,250		1,134,399
4.00%, 01/01/41 (c)	1,000		895,178

See Notes to Financial Statements

45

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Virginia (continued)
4.00%, 01/01/48 (c)	$3,925		$3,281,386
5.00%, 01/01/33 (c)	4,945		5,123,270
Virginia Small Business Financing Authority, Senior Lien I-495 Hot Lanes Project (RB) 5.00%, 12/31/52 (c)	2,000		2,002,710
Virginia Small Business Financing Authority, Senior Lien Transform 66 P3 Project (RB) 5.00%, 12/31/56 (c)	5,520		5,244,718
Virginia Small Business Financing Authority, Senior Lien, 95 Express Lanes LLC Project (RB) 4.00%, 01/01/39 (c)	2,960		2,726,733
Virginia Small Business Financing Authority, Series A (RB) 5.50%, 12/01/54 (c)	1,000		1,016,846
Virginia Small Business Financing Authority, Transform 66 P3 Project (RB) 5.00%, 12/31/49 (c)	1,000		972,718
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 10/01/40 (p)	1,000		985,096
			79,199,384
Washington: 1.0%
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/30 (c)	500		501,845
6.00%, 12/01/35 (c)	500		502,196
6.25%, 12/01/45 (c)	250		242,511
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
5.00%, 08/15/34 (c)	205		206,124
5.00%, 08/15/37 (c)	3,000		3,011,673
Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/58 (c)	2,000		1,568,089
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	4,044		3,726,177
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/36 (c)	1,150		1,145,740
5.00%, 07/01/46 (c)	2,150		1,940,750
	Par (000’s	)	Value
Washington (continued)
Washington State Housing Finance Commission, Eliseo Project, Series A (RB) 4.00%, 01/01/41 (c)	$3,000		$2,411,437
Washington State Housing Finance Commission, Parkshore Juanita Bay Project, Series A (RB) 5.75%, 01/01/53 (c)	1,000		956,729
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
5.00%, 01/01/36 (c)	2,125		2,098,771
5.00%, 01/01/51 (c)	3,495		3,046,430
Washington State Housing Finance Commission, Radford Court and Nordheim Court Portfolio (RB)
5.00%, 07/01/54 (c)	500		485,135
5.50%, 07/01/59 (c)	1,000		1,021,051
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) 5.00%, 01/01/55 (c)	6,000		5,155,085
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/46 (c)	500		406,770
5.00%, 07/01/51 (c)	1,250		975,488
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,700		2,698,006
			32,100,007
West Virginia: 0.2%
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/45 (c)	700		481,658
3.25%, 10/01/50 (c)	820		536,070
3.50%, 10/01/40 (c)	1,000		799,184
West Virginia Economic Development Authority, Solid Waste Facility, Core Natural Resources, Inc. Project (RB) 5.45%, 01/01/55 (c) (p)	4,000		3,965,467
			5,782,379
Wisconsin: 2.6%
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/55 (c)	1,000		878,640

See Notes to Financial Statements

46

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority Educational Facilities, Cincinnati Classical Academy, Series A (RB) 6.00%, 06/15/64 (c)	$500		$478,447
Public Finance Authority Retirement Facilities, Southminster (RB) 5.00%, 10/01/48 (c)	1,000		916,838
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/48 (c)	250		234,198
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB)
5.62%, 06/15/54 (c)	750		708,673
5.62%, 06/15/59 (c)	1,000		933,807
Public Finance Authority, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/51 (c)	5,250		4,304,469
Public Finance Authority, Chapter School (RB)
5.00%, 07/01/55 (c)	2,000		1,802,699
5.00%, 07/01/60 (c)	1,000		889,007
Public Finance Authority, Chapter School, Series A (RB) 5.00%, 06/15/54 (c)	1,375		1,251,917
Public Finance Authority, Chapter school. Series B (RB) 0.00%, 07/01/62	1,000		730,000
Public Finance Authority, Cornerstone Charter Academy, Series A (RB) 5.12%, 02/01/46 (c)	550		542,826
Public Finance Authority, Corvian Community School Project, Series A (RB) 5.00%, 06/15/39 (c)	500		455,437
Public Finance Authority, Crossroads Health Project, Series A (RB)
8.00%, 07/01/53 (c)	1,000		998,815
8.12%, 07/01/58 (c)	1,000		1,000,354
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/54 (c)	1,000		618,156
Public Finance Authority, Foundation Academy Charter School Project (RB) 5.00%, 07/01/35	295		296,894
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB) 5.00%, 02/01/52 (c)	2,000		1,938,280
	Par (000’s	)	Value
Wisconsin (continued)
5.00%, 02/01/62 (c)	$3,005		$2,884,297
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB)
5.00%, 09/01/25	25		24,937
5.00%, 09/01/38 (c)	1,500		1,436,321
Public Finance Authority, Kanala NUI Project (RB)
5.25%, 11/15/50 (c)	1,000		1,024,883
5.25%, 11/15/61 (c)	1,000		1,010,655
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/29 (c)	335		307,990
5.00%, 03/01/37 (c)	1,250		1,193,965
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 07/01/51 (c) (d) *	890		597,917
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/37 (c)	1,350		1,350,710
Public Finance Authority, Mater Academy of Nevada - East Las Vegas Campus Project, Series A (RB)
5.00%, 12/15/44 (c)	690		659,354
5.00%, 12/15/54 (c)	1,500		1,373,853
Public Finance Authority, Math and Science Academy (RB)
5.25%, 06/15/65 (c)	4,000		3,790,891
5.50%, 06/15/55 (c)	2,100		2,073,315
Public Finance Authority, Miami Worldcenter Project, Series A (TA) 5.00%, 06/01/41 (c)	1,000		1,001,115
Public Finance Authority, Million air Three LLC General Aviation Facilities Project, Series A (RB)
5.50%, 09/01/30 (c)	250		255,952
6.25%, 09/01/46 (c)	500		510,414
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/29 (c)	315		306,403
5.00%, 09/01/39 (c)	500		483,847
5.00%, 09/01/49 (c)	500		448,468
Public Finance Authority, Pinecrest Academy, Sloan Canyon Campus Project, Series A (RB) 4.00%, 07/15/34 (c)	580		549,329
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.20%, 12/01/37 (c)	1,405		1,429,929

See Notes to Financial Statements

47

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Revolution Academy, Series A (RB) 6.25%, 10/01/53 (c)	$1,000		$1,021,007
Public Finance Authority, Roseman University of Health Sciences Project (RB) 5.88%, 04/01/45 (c)	4,000		4,001,403
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/41 (c)	500		435,877
4.00%, 09/01/51 (c)	1,500		1,035,760
4.25%, 07/01/54 (c)	4,765		3,841,378
Public Finance Authority, Sloan Canyon Campus Project, Series A (RB)
4.25%, 07/15/44 (c)	750		664,136
4.50%, 07/15/49 (c)	800		704,125
4.50%, 07/15/53 (c)	1,000		861,366
Public Finance Authority, Student Housing, KSU Bixby Real Estate Foundation, LLC Project, Series A (RB) 5.25%, 06/15/55 (c)	1,000		1,007,971
Public Finance Authority, Student Housing, KSU Bixby Real Estate Foundation, LLC Project, Series C (RB) 5.75%, 06/15/55 (c)	1,000		990,427
Public Finance Authority, Texas Infrastructure Program, Mayfair Project, Series A-4 (RB) 5.50%, 11/15/32 (c)	750		731,234
Public Finance Authority, The Foundation of the University of North Carolina, Inc., Series A (RB) 4.00%, 09/01/56 (c)	1,060		707,464
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/50 (c) (d) *	4,265		43
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/34 (c)	2,000		1,996,715
5.00%, 10/01/39 (c)	1,950		1,879,298
Public Finance Authority, University of North Carolina at Charlotte Inc., Series A (RB) 4.00%, 09/01/41 (c)	1,000		795,729
Public Finance Authority, Wingate University, Series A (RB) 5.25%, 10/01/48 (c)	2,255		2,154,123
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Wisconsin Senior Airport Facilities, Series B (RB) 5.00%, 07/01/42 (c)	$9,000		$8,723,155
Public Finance Authority, Wisconsin Texas Infrastructure Program (RB)
0.00%, 12/15/37 (c) ^	2,000		977,966
0.00%, 12/15/38 (c) ^	1,000		441,638
5.00%, 07/15/30 (c)	500		493,267
5.00%, 12/15/36 (c)	1,000		973,800
Public Finance Authority, Wisconsin Texas Infrastructure Program, Bridgewater Project (RB) 5.62%, 12/15/30 (c)	419		410,289
Public Finance Authority, Wisconsin Texas Infrastructure Program, Nolina and Sorella Projects (RB) 5.50%, 12/15/32 (c)	430		412,334
Public Finance Authority, Wonderful Foundation Charter School Portfolio Project, Series A-1 (RB) 5.00%, 01/01/55 (c)	2,545		2,250,367
Wisconsin Health and Educational Facilities Authority, Chiara Housing and Services Inc., Project (RB)
5.00%, 07/01/35 (c)	750		746,516
5.88%, 07/01/55 (c)	1,000		972,099
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 07/01/48 (c)	105		83,011
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB) 4.38%, 07/01/38 (c)	850		738,932
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Series A (RB) (BAM) 4.50%, 02/15/54 (c)	1,000		964,440
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB) 5.00%, 11/01/39 (c)	950		920,159
Wisconsin Public Finance Authority (RB)
5.50%, 07/01/44 (c)	1,800		1,859,099
5.75%, 07/01/54 (c)	2,000		2,086,849

See Notes to Financial Statements

48

	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) (AGM) 5.00%, 02/15/32 (c)	$1,500		$1,584,154
			89,160,133
Total Municipal Bonds: 95.4% (Cost: $3,430,450,662)			3,224,905,348
Other assets less liabilities: 4.6%			155,916,877
NET ASSETS: 100.0%			$3,380,822,225

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(d)	Security in default
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
*	Non-income producing
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

49

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds
Alabama	$—	$71,322,301	$—	$71,322,301
Alaska	—	1,059,290	—	1,059,290
American Samoa	—	4,207,880	—	4,207,880
Arizona	—	86,177,727	—	86,177,727
Arkansas	—	39,807,758	—	39,807,758
California	—	505,770,386	260	505,770,646
Colorado	—	62,812,890	—	62,812,890
Connecticut	—	44,989,205	—	44,989,205
Delaware	—	4,263,065	—	4,263,065
District of Columbia	—	25,040,326	—	25,040,326
Florida	—	165,320,696	—	165,320,696
Georgia	—	39,786,537	—	39,786,537
Guam	—	22,080,649	—	22,080,649
Hawaii	—	1,355,873	—	1,355,873
Idaho	—	5,526,447	—	5,526,447
Illinois	—	291,667,913	—	291,667,913
Indiana	—	33,686,879	—	33,686,879
Iowa	—	23,655,622	—	23,655,622
Kansas	—	11,234,791	—	11,234,791
Kentucky	—	37,225,543	—	37,225,543
Louisiana	—	59,796,322	53	59,796,375
Maine	—	5,276,460	—	5,276,460
Maryland	—	36,347,519	—	36,347,519
Massachusetts	—	70,526,712	—	70,526,712
Michigan	—	33,769,942	—	33,769,942
Minnesota	—	19,688,808	192,740	19,881,548
Mississippi	—	7,275,507	—	7,275,507
Missouri	—	27,601,779	—	27,601,779
Montana	—	1,275,017	—	1,275,017
Nebraska	—	3,926,550	—	3,926,550
Nevada	—	17,746,278	—	17,746,278
New Hampshire	—	21,448,173	—	21,448,173
New Jersey	—	58,891,683	—	58,891,683
New Mexico	—	6,139,415	—	6,139,415
New York	—	363,723,640	—	363,723,640
North Carolina	—	25,303,021	—	25,303,021
North Dakota	—	7,847,633	—	7,847,633
Ohio	—	97,556,839	—	97,556,839
Oklahoma	—	43,239,188	—	43,239,188
Oregon	—	6,238,311	—	6,238,311
Pennsylvania	—	117,429,505	—	117,429,505
Puerto Rico	—	224,169,080	—	224,169,080
Rhode Island	—	7,517,002	—	7,517,002
South Carolina	—	15,405,493	—	15,405,493
South Dakota	—	4,398,794	—	4,398,794
Tennessee	—	18,718,910	—	18,718,910
Texas	—	206,213,049	—	206,213,049
Utah	—	19,892,207	—	19,892,207
Vermont	—	461,383	—	461,383
Virgin Islands	—	13,654,394	—	13,654,394
Virginia	—	79,199,384	—	79,199,384
Washington	—	32,100,007	—	32,100,007
West Virginia	—	5,782,379	—	5,782,379
Wisconsin	—	89,160,133	—	89,160,133
Total	$—	$3,224,712,295	$193,053	$3,224,905,348

See Notes to Financial Statements

50

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
MUNICIPAL BONDS: 95.6%
Arizona: 3.0%
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools - Macombs Facility Project, Series A (RB) 4.00%, 07/01/51 (c)	$400		$334,962
California: 19.1%
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 4.00%, 11/15/42 (c)	300		281,207
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/51 (c)	475		475,327
El Dorado Irrigation District, Series C (RB) 4.00%, 03/01/34 (c)	250		250,041
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/28 (c)	250		250,590
San Francisco City & County, International Airport, Series E (RB) 5.00%, 05/01/34 (c)	370		382,080
State of California, Various Purpose (GO) 5.00%, 04/01/27	250		259,345
University of California, Series BB (RB) 5.00%, 05/15/49 (c)	250		255,426
			2,154,016
Colorado: 2.1%
State of Colorado, Series A (CP) 4.00%, 12/15/40 (c)	250		239,854
Connecticut: 2.2%
State of Connecticut, Series A (GO) 4.00%, 04/15/36 (c)	250		249,517
Hawaii: 4.5%
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/33 (c)	510		511,709
Massachusetts: 2.2%
Commonwealth of Massachusetts, Federal Highway Grant Anticipation Notes, Series A (RB) 5.00%, 06/15/27 (c)	250		250,290
Michigan: 1.9%
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 4.00%, 12/01/49 (c)	250		215,780
	Par (000’s	)	Value
Nevada: 2.1%
Las Vegas Valley Water District, Series A (GO) 4.00%, 06/01/46 (c)	$250		$231,533
New York: 22.6%
City of New York, Series B-1 (GO) 5.00%, 10/01/37 (c)	250		255,249
New York City Municipal Water Finance Authority, Water & Sewer System, Series GG (RB) 5.00%, 06/15/39 (c)	400		400,751
New York State Dormitory Authority, Personal Income Tax, Series D (RB) (BAM) 4.00%, 02/15/37 (c)	280		276,920
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 07/01/27 (c)	250		255,366
New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	550		594,879
New York State Urban Development Corp., Personal Income Tax, Series A (RB) 5.00%, 03/15/42 (c)	250		259,884
Port Authority of New York & New Jersey (RB) 5.00%, 11/15/42 (c)	500		501,158
			2,544,207
North Carolina: 2.5%
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	265		281,635
Ohio: 4.1%
County of Franklin, Hospital Facilities (RB) 4.12%, 05/15/45 (c)	250		234,025
County of Franklin, Hospital Facilities, Series A (RB) (XLCA) 4.00%, 05/15/47 (c)	250		226,047
			460,072
Oregon: 2.2%
Oregon State, Department of Administrative Services, State Lottery, Series D (RB) 5.00%, 04/01/29 (c)	250		250,049
Pennsylvania: 7.2%
Commonwealth of Pennsylvania (GO) (AGM) 4.00%, 08/15/29 (c)	250		250,254
Pennsylvania Turnpike Commission, Series B (RB) 4.00%, 12/01/46 (c)	250		223,405

See Notes to Financial Statements

51

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 12/01/51 (c)	$330		$337,503
			811,162
Texas: 8.8%
Dallas Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/15/54 (c)	500		447,446
Wylie Independent School District (GO) 5.00%, 08/15/39 (c)	500		539,210
			986,656
Washington: 6.5%
City of Seattle, City Light Department, Series A (RB) 4.00%, 07/01/51 (c)	250		223,184
	Par (000’s	)	Value
Washington (continued)
King County, Washington Public Hospital District No. 1 (GO) 5.00%, 12/01/32 (c)	$250		$254,443
King County, Washington School District No. 414 (GO) (SBG) 4.00%, 12/01/30 (c)	250		251,163
			728,790
Wisconsin: 4.6%
State of Wisconsin (RB) 5.00%, 07/01/28 (c)	265		275,568
Wisconsin Health & Educational Facilities Authority, Aspipus, Inc. (RB) 4.00%, 08/15/38 (c)	250		236,889
			512,457
Total Municipal Bonds: 95.6% (Cost: $11,531,428)			10,762,689
Other assets less liabilities: 4.4%			499,616
NET ASSETS: 100.0%			$11,262,305

Definitions:

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SBG	School Board Guaranteed
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$10,762,689	$—	$10,762,689

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

52

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
MUNICIPAL BONDS: 96.5%
Alabama: 1.9%
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/36 (c)	$2,000		$1,996,072
5.00%, 11/01/31 (c)	525		574,798
5.00%, 11/01/34 (c)	2,015		2,170,408
Auburn University, Alabama, Series B (RB)
5.00%, 06/01/35	1,000		1,126,630
5.00%, 06/01/36 (c)	1,000		1,112,671
Black Belt Energy Gas District (RB) 5.00%, 10/01/55 (c) (p)	1,000		1,040,559
Black Belt Energy Gas District, Series A (RB) 4.00%, 06/01/51 (c) (p)	5,065		4,971,059
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/33 (c)	860		792,547
County of Jefferson, Alabama Sewer Warrants (RB)
5.00%, 10/01/37 (c)	1,000		1,058,991
5.00%, 10/01/38 (c)	2,000		2,108,295
5.25%, 10/01/40 (c)	1,000		1,049,832
Energy Southeast A Cooperative District, Energy Supply, Series A (RB) 5.50%, 11/01/53 (c) (p)	1,710		1,832,846
Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/34	2,500		2,603,056
Southeast Alabama Gas Supply District, Project No. 1, Series A (RB) 5.00%, 08/01/54 (c) (p)	1,000		1,045,302
Southeast Alabama Gas Supply District, Series B (RB) 5.00%, 06/01/49 (c) (p)	2,000		2,092,345
Southeast Energy Authority, A Cooperative District Energy Supply, Series C (RB) 5.00%, 10/01/55 (c) (p)	2,000		2,098,462
Southeast Energy Authority, Cooperative District Commodity Supply, Project No.2, Series B (RB) 4.00%, 12/01/51 (c) (p)	3,000		2,951,106
Southeast Energy Authority, Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	2,000		2,060,585
Southeast Energy Authority, Cooperative District Energy Supply, Series B (RB) 5.25%, 03/01/55 (c) (p)	1,000		1,055,598
	Par (000’s	)	Value
Alabama (continued)
Southeast Energy Authority, Series A (RB) 5.00%, 01/01/56 (c) (p)	$1,000		$1,025,677
The Black Belt Energy Gas District, Series D (RB) 5.00%, 03/01/55 (c) (p)	1,000		1,054,348
University of Alabama, Board of Trustee, Series A (RB) 4.00%, 07/01/35 (c)	820		817,377
			36,638,564
Alaska: 0.0%
Alaska Housing Finance Corp., Series B (RB) 2.15%, 06/01/36 (c)	1,040		795,272
Arizona: 1.4%
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	1,591		1,492,351
Arizona Transportation Board, Highway (RB) 5.00%, 07/01/31 (c)	1,050		1,066,650
City of Mesa, Arizona Utility System (RB) 4.00%, 07/01/31 (c)	1,550		1,551,546
City of Mesa, Arizona Utility System (RB) (AGC) 5.00%, 07/01/40 (c)	1,500		1,624,908
City of Phoenix Civic Improvement Corp., Excise Tax, Series A (RB) 5.00%, 07/01/35 (c)	1,785		1,788,033
City of Phoenix Civic Improvement Corp., Junior Lien Water System (RB) 5.00%, 07/01/40 (c)	1,895		2,034,379
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/32 (c)	1,000		1,047,222
5.00%, 07/01/34 (c)	1,275		1,326,700
City of Phoenix Civic Improvement Corp., Senior Lien Airport, Series D (RB) 5.00%, 07/01/33 (c)	550		565,920
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series A (RB) 2.40%, 06/01/35 (c)	1,150		916,264
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series B (RB) 2.40%, 06/01/35 (c)	1,500		1,195,127

See Notes to Financial Statements

53

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Arizona (continued)
Maricopa County, Industrial Development Authority, Banner Health, Series A (RB)
4.00%, 01/01/38 (c)	$1,500		$1,436,756
4.00%, 01/01/41 (c)	2,000		1,828,419
5.00%, 01/01/38 (c)	605		611,593
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/32 (c)	2,380		2,482,786
5.00%, 01/01/32	1,000		1,114,243
5.00%, 12/01/32 (c)	1,000		1,001,268
Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	4,600		4,785,948
			27,870,113
Arkansas: 0.1%
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/34 (c)	1,000		1,034,192
California: 17.1%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution Improvements, Series A (RB) 5.00%, 10/01/35 (c)	1,000		1,035,137
Bay Area Toll Authority, Series S-7 (RB)
3.25%, 04/01/36 (c)	1,270		1,165,749
4.00%, 04/01/33 (c)	2,905		2,930,088
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 5.00%, 01/01/56 (c) (p)	1,000		1,030,385
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p)	10,345		10,849,095
5.25%, 01/01/54 (c) (p)	5,065		5,264,670
California Community Choice Financing Authority, Clean Energy Project, Series D (RB) 5.00%, 02/01/55 (c) (p)	3,000		3,156,310
California Community Choice Financing Authority, Clean Energy Project, Series E (RB) 5.00%, 02/01/55 (c) (p)	3,000		3,162,126
California Community Choice Financing Authority, Clean Energy Project, Series G (RB) 5.00%, 11/01/55 (c) (p)	3,000		3,092,239
California Community Choice Financing Authority, Clean Energy Project, Series H (RB) 5.00%, 01/01/56 (c) (p)	7,500		8,029,132
California Community Choice Financing Authority, Series F (RB) 5.00%, 02/01/55 (c) (p)	4,000		4,233,817
	Par (000’s	)	Value
California (continued)
California Community Choice, Financing Authority Clean Energy Project, Series B-1 (RB) 4.00%, 02/01/52 (c) (p)	$9,500		$9,397,328
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
3.00%, 03/01/39 (c)	1,000		868,096
5.25%, 12/01/40 (c)	1,250		1,306,855
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/31 (c)	310		316,672
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/34 (c)	400		368,562
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/37 (c)	1,060		1,045,449
4.00%, 04/01/38 (c)	500		489,885
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 3.00%, 10/01/41 (c)	680		559,441
California Health Facilities Financing Authority, Series B (RB) 4.00%, 11/15/41 (c)	1,000		941,949
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/31 (c)	750		781,964
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/35 (c)	1,575		1,624,806
California Housing Finance Agency (RB)
3.25%, 08/20/36	1,892		1,726,486
3.50%, 11/20/35	1,171		1,114,971
3.75%, 03/25/35	6,038		5,928,834
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/31 (c)	500		480,364
3.00%, 09/01/32 (c)	360		342,893
California State Public Works Board, May Lee State Office Complex, Series A (RB) 5.00%, 04/01/41 (c)	2,980		3,206,086

See Notes to Financial Statements

54

	Par (000’s	)	Value
California (continued)
California State Public Works Board, New Natural Resources Headquarters, Series C (RB) 5.00%, 11/01/40 (c)	$2,650		$2,819,026
California State Public Works Board, Various Capital Projects, Series A (RB) 5.00%, 08/01/35 (c)	2,000		2,175,846
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 12/01/34 (c)	2,000		2,217,134
5.00%, 12/01/35 (c)	1,845		2,033,520
California State Public Works Board, Various Capital Projects, Series C (RB)
4.00%, 11/01/31 (c)	1,000		1,005,785
5.00%, 08/01/34 (c)	1,000		1,093,034
5.00%, 09/01/35 (c)	2,835		3,187,220
5.00%, 09/01/36 (c)	3,000		3,348,848
California State University, Series A (RB)
5.00%, 11/01/31 (c)	1,510		1,534,022
5.00%, 11/01/31 (c)	2,035		2,045,924
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB) 3.00%, 04/01/37 (c)	1,000		882,386
Central Valley Energy Authority (RB) 5.00%, 12/01/55 (c) (p)	2,000		2,113,717
City and County of San Francisco, Moscone Convention Center Expansion Project, Series B (CP) 4.00%, 04/01/36 (c)	2,000		1,982,795
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/35	2,000		2,263,962
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/36 (c)	1,000		1,014,591
5.00%, 05/15/37 (c)	1,400		1,502,307
City of Los Angeles, Department of Water and Power, Series A (RB)
5.00%, 07/01/37 (c)	1,150		1,203,828
5.00%, 07/01/38 (c)	1,900		1,990,232
County of Los Angeles, Long Beach Unified School District, Series D-1 (GO) 0.00%, 08/01/39 (c) ^	1,250		651,973
	Par (000’s	)	Value
California (continued)
County of Santa Clara, Series C (GO) 5.00%, 08/01/33 (c)	$525		$546,197
Department of Water and Power, City of Los Angeles, Series A (RB) 5.00%, 07/01/38 (c)	445		465,114
East Bay Municipal Utility District, Water System, Series A (RB) 5.00%, 06/01/32 (c)	1,000		1,000,822
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) (BAM-TCRS) 4.00%, 07/01/35 (c)	1,150		1,150,126
Fontana Redevelopment Agency Successor Agency, Series A (TA) 5.00%, 10/01/32 (c)	760		787,769
Fremont Union High School District (GO) 4.00%, 08/01/40 (c)	2,350		2,213,415
Grossmont Healthcare District, San Diego County, Series D (GO) 4.00%, 07/15/40 (c)	1,000		1,001,178
Kern High School District, Series C (GO) (AGM)
2.00%, 08/01/31 (c)	1,600		1,412,111
2.00%, 08/01/32 (c)	3,000		2,572,399
Los Angeles California, Department of Airports of The City of Los Angeles, Series D (RB) 5.00%, 05/15/41 (c)	2,000		2,163,923
Los Angeles California, Department of Water and Power, Series B (RB) 5.00%, 07/01/39 (c)	1,000		1,045,424
Los Angeles Community College District, Series J (GO) 4.00%, 08/01/33 (c)	750		756,064
Los Angeles Community College District, Series L (GO) 5.00%, 08/01/36 (c)	1,000		1,114,309
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Series A (RB)
4.00%, 06/01/35 (c)	1,000		1,008,290
4.00%, 06/01/36 (c)	1,045		1,047,656
4.00%, 06/01/38 (c)	1,460		1,458,492
4.00%, 06/01/39 (c)	1,000		991,133
5.00%, 07/01/31 (c)	795		826,534
5.00%, 06/01/35 (c)	1,000		1,081,439
5.00%, 07/01/36 (c)	900		983,582
5.00%, 07/01/37 (c)	1,060		1,152,786
5.00%, 07/01/38 (c)	2,530		2,737,869

See Notes to Financial Statements

55

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
Los Angeles County Public Works Financing Authority, Lakma Bulding for Permanent Collection Project, Series A (RB) 4.00%, 12/01/38 (c)	$1,500		$1,448,306
Los Angeles County, Public Works Financing Authority, Series H (RB) 5.25%, 12/01/41 (c)	3,000		3,290,867
Los Angeles Department of International Airport, Series B (RB) 4.00%, 05/15/39 (c)	1,900		1,899,977
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/40 (c)	2,000		2,045,603
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/40 (c)	1,380		1,419,202
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/34 (c)	1,125		1,174,284
5.00%, 07/01/36 (c)	1,500		1,550,815
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/38 (c)	2,000		2,029,324
5.00%, 07/01/39 (c)	1,000		1,032,637
Los Angeles Municipal Improvement Corp., Series B (RB) 4.00%, 11/01/35 (c)	2,000		1,973,279
Los Angeles Unified School District, AD Valorem Property Tax, Series C (GO)
4.00%, 07/01/37 (c)	2,000		2,019,173
4.00%, 07/01/38 (c)	1,605		1,610,439
Los Angeles Unified School District, AD Valorem Property Tax, Series RYRR (GO)
4.00%, 07/01/37 (c)	1,500		1,518,074
5.00%, 07/01/35 (c)	1,300		1,426,624
Los Angeles Unified School District, Series A (GO) 4.00%, 07/01/33 (c)	1,580		1,626,586
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/35 (c)	1,880		1,725,034
4.00%, 07/01/36 (c)	2,000		2,029,663
Los Angeles Unified School District, Series QRR (GO) 5.00%, 07/01/41 (c)	2,250		2,443,761
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/37 (c)	1,000		1,009,586
	Par (000’s	)	Value
California (continued)
Mount Diablo Unified School District, Series B (GO) 4.00%, 08/01/35 (c)	$1,000		$1,024,733
Mountain House Public Financing Authority, California Utility System, Series B (RB) (BAM) 4.00%, 12/01/40 (c)	500		493,857
MSR Energy Authority, California Gas, Series B (RB)
6.50%, 11/01/39	2,225		2,644,381
7.00%, 11/01/34	2,220		2,624,746
Oakland Unified School District, Series A (GO) (BAM) 4.00%, 08/01/39 (c)	1,055		1,051,009
Orange County, Local Transportation Authority Sales Tax (RB) 4.00%, 02/15/38 (c)	1,500		1,509,158
Palomar Health, Series B (GO) 4.00%, 08/01/35 (c)	1,000		884,716
Peralta Community College District, Series D (GO) 4.00%, 08/01/39 (c)	2,000		2,004,133
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/39 (c)	1,000		976,866
Regents of the University of California Medical Center Pooled, Series L (RB) 5.00%, 05/15/33 (c)	650		659,392
Riverside County Transportation Commission, Series A (RB) 4.00%, 06/01/41 (c)	1,425		1,334,632
Riverside County Transportation Commission, Series B (RB)
4.00%, 06/01/38 (c)	2,375		2,304,212
5.00%, 06/01/37 (c)	560		580,771
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/34 (c)	535		567,531
San Diego County Regional Airport Authority, Series B (RB) 5.00%, 07/01/34 (c)	2,075		2,237,067
San Diego Unified School District, Series I (GO) 0.00%, 07/01/35 (c) ^	1,000		666,413
San Francisco City & County, Airport Commission, San Francisco International Airport, Series B (RB) 4.00%, 05/01/37 (c)	1,010		1,017,891

See Notes to Financial Statements

56

	Par (000’s	)	Value
California (continued)
San Francisco City & County, Public Utilities Commission Wastewater, Series A (RB) 5.00%, 10/01/36 (c)	$1,000		$1,103,121
San Francisco County Transportation Authority (RB) 3.00%, 02/01/34 (c)	500		468,572
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/34 (c)	2,000		2,024,124
San Jacinto County, Transportation Authority, Limited Tax (RB) 4.00%, 03/01/41 (c)	1,000		946,277
San Joaquin Valley Clean Energy Authority, Series A (RB) 5.50%, 01/01/56 (c) (p)	1,000		1,099,035
San Joquin Hills Transportation Corridor Agency, Series A (RB) 4.00%, 01/15/34 (c)	1,000		1,012,548
San Jose Evergreen Community College District, Series B (GO) 3.00%, 09/01/41 (c)	825		690,075
Santa Clara County Financing Authority, Capital Facilities, Series A (RB) 5.00%, 05/01/34 (c)	1,855		2,054,480
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
3.00%, 05/15/35 (c)	1,000		904,233
4.00%, 05/15/32 (c)	1,510		1,510,130
Santa Clara County, Mountain View, Los Altos Union High School, Series A (GO) 3.35%, 08/01/36 (c)	1,520		1,436,487
Santa Clara Unified School District (GO)
3.00%, 07/01/34 (c)	395		372,742
3.00%, 07/01/34 (c)	2,000		1,878,749
3.00%, 07/01/35 (c)	1,535		1,410,827
Santa Monica-Malibu Unified School District, Series C (GO)
5.00%, 08/01/39 (c)	1,000		1,092,904
5.00%, 08/01/40 (c)	1,000		1,084,647
State of California, Department of Water Resources, Central Valley Project, Series AX (RB) 5.00%, 12/01/31 (c)	915		957,930
State of California, Various Purpose (GO)
3.00%, 10/01/33 (c)	2,000		1,922,037
3.12%, 04/01/35 (c)	1,575		1,500,174
4.00%, 09/01/32 (c)	1,815		1,820,668
4.00%, 08/01/33 (c)	700		700,195
4.00%, 10/01/33 (c)	1,795		1,845,950
4.00%, 09/01/34 (c)	1,500		1,495,937
4.00%, 10/01/34 (c)	2,000		2,046,365
	Par (000’s	)	Value
California (continued)
4.00%, 11/01/34 (c)	$2,895		$2,940,962
4.00%, 11/01/34 (c)	50		52,417
4.00%, 11/01/35 (c)	25		26,209
4.00%, 11/01/35 (c)	1,285		1,292,044
4.00%, 03/01/36 (c)	9,300		9,275,102
4.00%, 03/01/36 (c)	200		208,753
4.00%, 03/01/37 (c)	5,020		4,995,563
4.00%, 09/01/37 (c)	2,000		2,007,423
4.00%, 11/01/38 (c)	2,000		1,973,298
4.00%, 10/01/39 (c)	2,300		2,268,803
5.00%, 10/01/31 (c)	5,050		5,424,612
5.00%, 10/01/31	4,000		4,432,785
5.00%, 11/01/31 (c)	2,645		2,750,099
5.00%, 04/01/32 (c)	2,500		2,662,992
5.00%, 04/01/32	4,270		4,756,196
5.00%, 11/01/34 (c)	1,610		1,743,396
5.00%, 03/01/35 (c)	2,285		2,451,168
5.00%, 03/01/35 (c)	45		48,979
5.00%, 04/01/35 (c)	3,500		3,688,731
5.00%, 08/01/35 (c)	490		497,556
5.00%, 09/01/35 (c)	2,250		2,484,531
5.00%, 03/01/36 (c)	1,000		1,125,594
5.00%, 04/01/36 (c)	3,000		3,148,909
5.00%, 08/01/36 (c)	3,000		3,348,086
5.00%, 08/01/36 (c)	3,245		3,388,173
5.00%, 09/01/36 (c)	2,000		2,211,111
5.00%, 09/01/36 (c)	1,500		1,666,449
5.00%, 10/01/36 (c)	2,000		2,200,888
5.00%, 12/01/36 (c)	2,000		2,145,752
5.00%, 08/01/37 (c)	4,000		4,446,653
5.00%, 08/01/39 (c)	1,250		1,376,267
5.00%, 10/01/39 (c)	2,615		2,843,474
State of California, Various Purpose (GO) (AGM) 5.25%, 08/01/32	5,750		6,432,770
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/34 (c)	1,000		1,013,866
The Regents of the University of California, Series BV (RB)
5.00%, 05/15/38 (c)	2,000		2,198,688
5.00%, 05/15/40 (c)	1,000		1,086,250
The Regents of the University of California, Series BW (RB) 5.00%, 05/15/40 (c)	1,000		1,086,250
University of California, Series BE (RB) 5.00%, 05/15/36 (c)	1,500		1,600,250
University of California, Series BM (RB) 5.00%, 05/15/35 (c)	1,000		1,107,673
University of California, Series BN (RB)
5.00%, 05/15/35 (c)	2,000		2,215,347
5.00%, 05/15/36 (c)	1,000		1,101,369
5.00%, 05/15/37 (c)	1,000		1,094,709
5.00%, 05/15/41 (c)	1,000		1,070,249

See Notes to Financial Statements

57

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
University of California, Series BQ (RB) 5.00%, 05/15/35 (c)	$1,000		$1,107,673
University of California, Series O (RB) 5.00%, 05/15/36 (c)	1,170		1,216,399
University of California, Series Q (RB) 4.00%, 05/15/39 (c)	2,500		2,481,401
			332,960,989
Colorado: 2.1%
Board of Governors of Colorado State University System, Series C (RB) 5.00%, 03/01/36 (c)	1,000		1,100,045
Boulder Valley School District No. Re-2 Boulder (GO) (SAW) 5.00%, 12/01/41 (c)	500		500,207
Cherry Creek School District No. 5, Arapahoe County, Colorado (GO) (SAW) 5.25%, 12/15/41 (c)	1,000		1,099,781
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/36 (c) ^	1,200		721,092
Colorado Health Facilities Authority (RB)
4.00%, 08/01/38 (c)	2,350		2,247,812
5.00%, 11/15/57 (c) (p)	1,465		1,606,277
Colorado Health Facilities Authority, Advenhealth, Series A (RB) 4.00%, 11/15/38 (c)	2,000		1,944,453
Colorado Health Facilities Authority, Commonspirit Health, Series A (RB)
5.00%, 12/01/34	2,000		2,198,712
5.00%, 12/01/39 (c)	3,500		3,663,396
Colorado Health Facilities Authority, Sanford, Series A (RB) 4.00%, 11/01/39 (c)	2,000		1,926,685
Denver City and County School District No. 1 (GO) (SAW)
3.00%, 12/01/36 (c)	1,430		1,279,006
5.00%, 12/01/39 (c)	1,000		1,059,248
Denver City and County School, Board of Water Commissioners, Series A (RB) 3.00%, 12/15/37 (c)	1,000		870,182
Pueblo City, Schools District No. 60 (GO) (SAW)
3.00%, 12/15/37 (c)	500		430,629
5.00%, 12/15/34 (c)	1,010		1,068,842
5.00%, 12/15/38 (c)	1,625		1,695,311
Regional Transportation District, Fastracks Project, Series A (RB) 5.00%, 11/01/36 (c)	1,820		1,829,291
	Par (000’s	)	Value
Colorado (continued)
Regional Transportation District, Fastracks Project, Series B (RB)
2.00%, 11/01/41 (c)	$850		$556,055
5.00%, 11/01/33 (c)	530		545,155
5.00%, 11/01/34 (c)	1,995		2,051,086
School District No. 1, County of Denver, State of Colorado, Series A (GO) (SAW) 5.25%, 12/01/40 (c)	1,000		1,116,349
State of Colorado, Series A (CP)
4.00%, 12/15/36 (c)	1,750		1,739,849
4.00%, 12/15/36 (c)	1,315		1,307,372
4.00%, 12/15/39 (c)	1,540		1,497,919
5.00%, 12/15/34 (c)	1,000		1,082,020
State of Colorado, Series A (CP) (SAW) 4.00%, 12/15/37 (c)	1,000		978,848
The Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/36 (c)	2,000		2,237,877
University of Colorado, Series A-2 (RB)
3.00%, 06/01/33 (c)	330		304,597
3.00%, 06/01/33 (c)	470		460,682
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/36 (c)	2,165		2,277,467
			41,396,245
Connecticut: 2.3%
City of Hartford, Connecticut, State Contract Assistance (RB)
5.00%, 07/15/32	1,500		1,649,647
5.00%, 07/15/33	1,000		1,106,278
City of New Haven, Connecticut (GO) (AGC) 5.00%, 08/01/33	2,000		2,191,797
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A (RB) 4.40%, 11/15/38 (c)	1,530		1,521,792
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/34 (c)	1,290		1,004,231
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series D-1 (RB) 3.20%, 11/15/32 (c)	260		245,862
Connecticut State Health and Educational Facilities Authority, Hartford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 07/01/34 (c)	335		350,655

See Notes to Financial Statements

58

	Par (000’s	)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/32 (c)	$1,700		$1,757,841
State of Connecticut Health and Educational Facilities Authority, Series U (RB) 5.00%, 07/01/33	2,000		2,249,657
State of Connecticut, Series A (GO)
3.00%, 01/15/32 (c)	2,200		2,095,103
3.00%, 01/15/34 (c)	1,000		927,720
3.00%, 01/15/35 (c)	2,500		2,274,022
3.00%, 01/15/36 (c)	1,000		894,302
4.00%, 01/15/37 (c)	2,000		2,000,732
5.00%, 03/15/35	500		564,270
5.00%, 03/15/36 (c)	1,000		1,118,410
5.00%, 01/15/37 (c)	1,000		1,099,608
State of Connecticut, Series B (GO)
5.00%, 12/01/34	1,500		1,695,154
5.00%, 01/15/37 (c)	1,505		1,654,911
State of Connecticut, Series C (GO) 4.00%, 06/01/34 (c)	1,950		1,976,355
State of Connecticut, Series E (GO) 5.00%, 11/15/32	1,000		1,115,438
State of Connecticut, Series F (GO)
5.00%, 11/15/31 (c)	1,550		1,557,669
5.00%, 11/15/32 (c)	1,525		1,531,235
State of Connecticut, Special Tax, Series A (RB)
5.00%, 05/01/31	1,650		1,814,610
5.00%, 07/01/31	350		385,583
5.00%, 09/01/32 (c)	475		482,930
5.00%, 05/01/35 (c)	1,500		1,616,574
State of Connecticut, Special Tax, Series A (ST) 5.00%, 05/01/37 (c)	2,500		2,636,976
State of Connecticut, Special Tax, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 05/01/33 (c)	1,025		1,116,525
State of Connecticut, Transportation Infrastructure, Series A-2 (RB) 5.00%, 07/01/35 (c)	2,000		2,248,263
State of Connecticut, Transportation Infrustructure Purposes, Series D (RB) 4.00%, 11/01/38 (c)	2,000		1,992,773
			44,876,923
	Par (000’s	)	Value
Delaware: 0.2%
Delaware Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/40 (c)	$1,000		$940,684
State of Delaware (GO) 2.00%, 02/01/35 (c)	1,000		789,887
State of Delaware, Series A (GO)
2.00%, 01/01/36 (c)	650		503,760
4.00%, 05/01/41 (c)	1,000		992,914
5.00%, 05/01/36 (c)	1,000		1,113,754
			4,340,999
District of Columbia: 1.5%
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/34 (c)	2,250		2,379,448
District of Columbia, Income Tax, Series A (RB)
4.00%, 03/01/40 (c)	2,000		1,899,948
5.00%, 07/01/36 (c)	2,000		2,162,098
District of Columbia, Series A (GO)
5.00%, 06/01/33 (c)	580		595,062
5.00%, 06/01/34 (c)	1,000		1,024,302
5.00%, 06/01/35 (c)	750		779,285
5.00%, 01/01/37 (c)	1,000		1,083,269
District of Columbia, Series A (RB)
3.00%, 03/01/41 (c)	2,000		1,643,015
5.00%, 03/01/36 (c)	1,000		1,050,732
District of Columbia, Series C (RB) 5.00%, 05/01/36 (c)	1,000		1,057,155
District of Columbia, Water and Sewer Authority, Series A (RB) 5.00%, 10/01/40 (c)	1,000		1,079,393
Washington Metropolitan Area Transit Authority (RB) 5.00%, 07/01/36 (c)	1,000		1,016,285
Washington Metropolitan Area Transit Authority, Series A (RB)
4.00%, 07/15/34 (c)	4,000		4,065,408
5.00%, 07/15/37 (c)	2,000		2,129,766
5.00%, 07/15/37 (c)	1,400		1,471,903
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/33 (c)	550		564,648
5.00%, 07/01/34 (c)	810		828,965
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/31 (c)	650		670,425
5.00%, 07/01/34 (c)	1,880		1,924,018
5.00%, 07/01/37 (c)	1,140		1,156,399
			28,581,524

See Notes to Financial Statements

59

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Florida: 2.5%
Broward County, Florida Tourist Development, Convention Center Expansion Project (RB) 4.00%, 09/01/36 (c)	$2,000		$2,009,214
Central Florida Expressway Authority (RB) (BAM)
3.00%, 07/01/34 (c)	520		477,841
4.00%, 07/01/41 (c)	845		779,833
Central Florida Expressway Authority, Series A (RB) 4.00%, 07/01/31 (c)	1,250		1,254,766
Central Florida Expressway Authority, Series A (RB) (BAM) 5.00%, 07/01/38 (c)	2,000		2,039,438
Central Florida Expressway Authority, Series B (RB) 4.00%, 07/01/39 (c)	2,000		1,917,001
City of Gainesville, Utilities System, Series A (RB) 5.00%, 10/01/34 (c)	1,045		1,077,526
City of Jacksonville, Series A (RB) 5.00%, 10/01/32 (c)	1,095		1,159,768
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/31 (c)	2,000		2,069,990
5.00%, 11/01/37 (c)	560		572,122
City of Tampa Florida, H. Lee Moffitt Cancer Center Project, Series B (RB) 4.00%, 07/01/38 (c)	1,000		960,360
County of Miami-Dade (RB)
0.00%, 10/01/31 (c) ^	565		430,953
0.00%, 10/01/32 (c) ^	400		290,474
5.00%, 10/01/34 (c)	2,005		2,044,845
County of Miami-Dade, Building Better Communities Program, Series A (GO) 5.00%, 07/01/34 (c)	555		563,292
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/36 (c)	1,600		1,610,238
County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/39 (c)	2,000		2,001,338
County of Miami-Dade, Florida Aviation, Series A (RB) 4.00%, 10/01/39 (c)	1,500		1,452,683
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/34 (c)	865		865,918
County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/32 (c)	3,500		3,796,777
	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Water and Sewer System, Series B (RB) 3.00%, 10/01/34 (c)	$370		$342,567
Florida Development Finance Corp., Lakeland Regional Health Systems (RB) 4.00%, 11/15/35 (c)	2,000		1,959,737
Florida Housing Finance Corp., Homeowner Mortgage (RB) 2.10%, 07/01/35 (c)	950		747,248
JEA Electric System, Series A (RB) (AGC) 5.00%, 10/01/33	1,000		1,121,298
JEA Electric System, Series B (RB) 5.00%, 10/01/32 (c)	885		913,924
JEA Water & Sewer System Revenue (RB) 5.00%, 10/01/39 (c)	750		824,054
Lee County, Industrial Development Authority, Health System, Inc., Series A (RB) 5.00%, 04/01/34 (c)	605		625,848
Leon County, City of Tallahassee, Blueprint Intergovernmental Agency (RB) 5.00%, 10/01/38 (c)	1,000		1,073,565
Miami-Dade County, Building Better Communities Program, Series D (GO) 5.00%, 07/01/41 (c)	2,000		2,020,064
Miami-Dade County, Florida Water and Sewer System, Series B (RB) 5.00%, 10/01/40 (c)	500		537,161
Orange County Health Facilities Authority, Orlando Health Obligated Group, Series A (RB) 5.00%, 10/01/40 (c)	1,000		1,058,288
Orange County, Health Facilities Authority, Series A (RB)
5.00%, 10/01/36 (c)	1,325		1,333,330
5.00%, 10/01/39 (c)	1,000		1,001,372
Orlando Utilities Commission, Series B (RB) 5.00%, 10/01/39 (c)	750		824,060
Reedy Creek Improvement District, Series A (GO)
4.00%, 06/01/31 (c)	1,000		1,008,557
5.00%, 06/01/35 (c)	1,000		1,015,756
South Miami Health Facilities Authority, Baptist Health (RB) 5.00%, 08/15/32 (c)	800		821,496

See Notes to Financial Statements

60

	Par (000’s	)	Value
Florida (continued)
State of Florida Board of Governors, Florida State University Athletics Association, Series A (RB) (BAM) 5.00%, 10/01/40 (c)	$2,000		$2,137,710
State of Florida, Department of Transportation Financing Corp. (RB)
3.00%, 07/01/31 (c)	1,000		947,879
3.00%, 07/01/35 (c)	1,000		897,820
			48,586,111
Georgia: 2.5%
City of Atlanta, Airport Passenger Facility Charge, Series C (RB)
5.00%, 07/01/35 (c)	800		842,734
5.00%, 07/01/38 (c)	2,275		2,358,217
City of Atlanta, Water and Wastewater (RB) 5.00%, 11/01/32 (c)	1,000		1,001,622
City of Atlanta, Water and Wastewater (RB) (BAM) 5.00%, 11/01/34	1,000		1,124,775
County of Fulton (GO) 4.00%, 07/01/40 (c)	1,500		1,493,122
Dekalb County, Water and Sewerage, Series B (RB) (AGM) 5.00%, 10/01/35 (c)	1,530		1,545,343
Fulton County, Georgia Water and Sewerage, Series A (RB) 3.00%, 01/01/37 (c)	3,000		2,648,258
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 4.00%, 02/15/42 (c)	1,000		915,470
Georgia Housing and Finance Authority, Series A (RB) 4.10%, 12/01/39 (c)	1,000		980,460
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
2.90%, 12/01/31 (c)	925		856,392
3.35%, 12/01/41 (c)	215		176,435
Georgia State Housing and Finance Authority, Series A (RB) 4.15%, 12/01/40 (c)	1,000		979,374
Main Street Natural Gas Inc, Series C (RB) 5.00%, 12/01/54 (c) (p)	1,000		1,035,270
Main Street Natural Gas, Inc., Gas Supply, Series A (RB)
5.00%, 05/15/35	2,000		2,087,527
5.00%, 05/15/37	2,000		2,071,268
5.00%, 05/15/38	1,000		1,030,275
5.00%, 05/01/54 (c) (p)	2,000		2,104,237
	Par (000’s	)	Value
Georgia (continued)
Main Street Natural Gas, Inc., Gas Supply, Series D (RB) 5.00%, 04/01/54 (c) (p)	$2,000		$2,101,488
Main Street Natural Gas, Inc., Gas Supply, Series E (RB) 5.00%, 12/01/53 (c) (p)	2,000		2,098,231
Main Street Natural Gas, Inc., Series A (RB) 5.00%, 06/01/55 (c) (p)	1,500		1,584,368
Main Street Natural Gas, Inc., Series E (RB) 5.00%, 05/01/55 (c) (p)	1,500		1,557,719
Private Colleges and Universities Authority, Emory University, Series B (RB)
4.00%, 09/01/36 (c)	2,175		2,180,465
4.00%, 10/01/38 (c)	2,000		1,968,182
4.00%, 09/01/40 (c)	2,000		1,946,798
State of Georgia, Private Colleges and Universities Authority, Emory University, Series B (RB) 5.00%, 09/01/33	1,000		1,123,020
State of Georgia, Road and Tollway Authority (RB)
5.00%, 06/01/31 (c)	2,550		2,775,389
5.00%, 06/01/32 (c)	2,000		2,168,042
State of Georgia, Road and Tollway Authority, Series A (RB) 4.00%, 07/15/35 (c)	3,255		3,272,583
State of Georgia, Series A (GO)
5.00%, 02/01/32 (c)	2,000		2,055,716
5.00%, 02/01/33 (c)	1,200		1,231,959
			49,314,739
Hawaii: 0.5%
City & County of Honolulu HI (GO) 5.00%, 09/01/32 (c)	1,015		1,047,941
City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/31 (c)	1,930		2,081,580
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/33 (c)	970		973,250
City and County of Honolulu, Wastewater System, Series B (RB) 5.00%, 07/01/36 (c)	875		918,749
State of Hawaii (RB) 5.00%, 01/01/36 (c)	1,000		1,073,919
State of Hawaii, Department of Transportation Airports Division, Series D (RB) (BAM) 5.00%, 07/01/34 (c)	2,000		2,144,432
State of Hawaii, Series FK (GO) 3.25%, 05/01/33 (c)	1,000		958,272

See Notes to Financial Statements

61

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Hawaii (continued)
5.00%, 05/01/34 (c)	$690		$707,695
			9,905,838
Idaho: 0.1%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series C (RB) 5.00%, 03/01/60 (c) (p)	1,000		1,087,393
Illinois: 4.4%
Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/35 (c)	1,000		1,059,489
Chicago O’Hare International Airport, Series A (RB) (AGM) 4.00%, 01/01/37 (c)	500		495,991
Chicago O’Hare International Airport, Series B (RB) 5.00%, 01/01/34 (c)	365		372,389
City of Chicago, Chicago O’Hare International Airport, Customer Facility Charge (RB) (BAM) 5.25%, 01/01/41 (c)	1,205		1,300,205
City of Chicago, Chicago O’Hare International Airport, Series B (RB)
5.00%, 01/01/39 (c)	2,000		2,015,377
5.00%, 01/01/41 (c)	2,120		2,124,675
City of Chicago, Second Lien Wastewater Transmission, Series B (RB) (BAM) 5.00%, 01/01/33	1,000		1,086,752
City of Chicago, Second Lien Water (RB) (AGM)
5.00%, 11/01/34 (c)	1,420		1,458,279
5.00%, 11/01/36 (c)	1,500		1,534,400
City of Chicago, Series A (GO)
5.00%, 01/01/32 (c)	1,000		1,040,598
5.00%, 01/01/33 (c)	2,455		2,545,913
5.25%, 01/01/38 (c)	2,000		2,076,304
City of Chicago, Series B (GO) 4.00%, 01/01/40 (c)	1,064		938,778
City of Chicago, Series C (GO) 5.00%, 01/01/38 (c)	1,150		1,140,522
City of Chicago, Wastewater Transmission, Series A (RB) (BAM)
5.00%, 01/01/40 (c)	1,000		1,058,370
5.00%, 01/01/41 (c)	1,000		1,053,298
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/36 (c)	750		761,318
City of Chicago, Wastewater Transmission, Series B (RB) (AGM) 5.00%, 01/01/37 (c)	1,000		1,063,651
Illinois Finance Authority, Carle Foundation, Series A (RB) 4.00%, 08/15/37 (c)	1,500		1,416,815
	Par (000’s	)	Value
Illinois (continued)
4.00%, 08/15/38 (c)	$1,500		$1,408,049
5.00%, 08/15/35 (c)	1,000		1,060,461
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 07/01/35 (c)	1,600		1,606,667
4.00%, 07/01/37 (c)	1,000		987,174
5.00%, 07/01/36 (c)	2,560		2,700,143
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/34 (c)	1,400		1,485,592
Illinois Finance Authority, Memorial Health System (RB) 5.00%, 04/01/34 (c)	1,435		1,491,301
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
4.00%, 08/15/40 (c)	1,625		1,516,359
5.00%, 08/15/32 (c)	1,365		1,456,809
5.00%, 08/15/33 (c)	1,000		1,063,564
5.00%, 08/15/34 (c)	1,295		1,373,789
Illinois Finance Authority, Silver Cross Hospital and Medical Centers, Series C (RB) 4.12%, 08/15/37 (c)	2,145		2,011,457
Illinois Finance Authority, The University of Chicago, Series B (RB) 5.00%, 04/01/36 (c)	3,500		3,810,000
Illinois Housing Development Authority, Series B (RB) 3.45%, 10/01/33 (c)	420		397,924
Illinois Municipal Electric Agency Power Supply System, Series A (RB) 4.00%, 02/01/34 (c)	1,500		1,462,902
Illinois State Finance Authority, Ann & Robert H. Lurie Children’s Hospital (RB) 4.00%, 08/15/37 (c)	1,000		952,040
Illinois State Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/33	1,000		1,108,138
Illinois State Municipal Electric Agency, Power Supply, Series A (RB) 4.00%, 02/01/35 (c)	2,000		1,933,331
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/37 (c)	2,000		2,189,621
5.00%, 01/01/40 (c)	2,000		1,984,328
Illinois State Toll Highway Authority, Series B (RB)
5.00%, 01/01/37 (c)	1,500		1,506,119
5.00%, 01/01/40 (c)	1,000		1,002,235
Illinois State, Series C (GO) 4.00%, 10/01/40 (c)	1,000		907,237

See Notes to Financial Statements

62

	Par (000’s	)	Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) 0.00%, 06/15/37 (c) ^	$1,500		$848,171
Metropolitan Water Reclamation District of Greater Chicago, Series B (GO) (NATL-IBC FGIC) 5.25%, 12/01/35	500		581,323
Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/36 (c)	1,500		1,425,432
State of Illinois (GO)
5.00%, 02/01/39 (c)	2,385		2,498,464
5.50%, 05/01/39 (c)	2,000		2,098,370
State of Illinois, Sales Tax, Series A (RB) (BAM) 3.00%, 06/15/32 (c)	3,000		2,723,832
State of Illinois, Series A (GO)
4.00%, 03/01/40 (c)	2,460		2,248,439
5.00%, 10/01/33 (c)	2,500		2,575,242
5.00%, 03/01/34 (c)	1,000		1,052,637
5.00%, 05/01/35 (c)	2,250		2,304,804
5.00%, 12/01/35 (c)	1,000		1,019,781
5.00%, 05/01/41 (c)	630		637,014
State of Illinois, Series B (GO)
4.00%, 10/01/34 (c)	2,000		1,943,633
5.00%, 05/01/36 (c)	1,000		1,049,852
State of Illinois, Series D (GO) 5.00%, 07/01/36 (c)	1,000		1,049,909
State of Illinois, Series D (RB) 3.00%, 06/15/32 (c)	680		617,402
State of Illinois, Seris B (GO) 5.00%, 05/01/38 (c)	1,145		1,202,095
			85,834,764
Indiana: 0.8%
Avon Indiana Community School Building Corp., Ad Valorem Property Tax First Mortgage (RB) 5.25%, 07/15/39 (c)	1,000		1,089,879
City of Indianapolis, Indiana Water System, Series A (RB) 5.00%, 10/01/36 (c)	1,720		1,780,580
Indiana Finance Authority, First Lien Wastewater Utility (RB) 4.00%, 10/01/35 (c)	2,500		2,511,723
Indiana Finance Authority, Indiana University Health Inc., Series B (RB) 5.00%, 10/01/55 (c) (p)	1,000		1,100,840
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/42 (c)	1,000		1,005,648
Indiana State Finance Authority, Series C (RB)
5.00%, 02/01/35	500		561,732
5.00%, 02/01/36 (c)	1,000		1,111,896
	Par (000’s	)	Value
Indiana (continued)
5.00%, 02/01/37 (c)	$1,500		$1,653,388
5.00%, 02/01/40 (c)	500		541,122
Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel, Series E (RB) 5.50%, 03/01/38 (c)	1,000		1,057,479
Indianapolis Local Public Improvement Bond Bank, Series A (RB) (AGM) 4.00%, 06/01/39 (c)	1,000		976,553
IPS Multi-School Building Corp. (RB) 5.00%, 07/15/41 (c)	1,000		1,044,359
Westfield Washington Multi- School Building Corporation, Hamilton County, Indiana, Series A (RB) (BAM)
5.00%, 07/15/35 (c)	750		829,739
5.25%, 07/15/41 (c)	750		803,619
			16,068,557
Iowa: 0.2%
Iowa Finance Authority (RB) 5.00%, 08/01/31 (c)	1,000		1,035,733
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/36 (c)	1,000		1,105,207
5.00%, 08/01/37 (c)	1,000		1,077,611
5.00%, 08/01/37 (c)	1,000		1,098,274
			4,316,825
Kansas: 0.3%
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/34 (c)	750		752,269
Kansas Development Finance Authority, Adventhealth Hospital, Series B (RB) 5.00%, 11/15/54 (p)	2,450		2,665,674
State of Kansas, Department of Transportation, Series A (RB) 5.00%, 09/01/32 (c)	1,165		1,204,184
University of Kansas Hospital Authority (RB) 4.00%, 09/01/40 (c)	2,000		1,877,892
			6,500,019
Kentucky: 0.9%
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 4.00%, 12/01/41 (c)	750		692,476
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 5.25%, 04/01/54 (c) (p)	3,000		3,189,202
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	3,000		3,143,284

See Notes to Financial Statements

63

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Kentucky (continued)
Kentucky State Property and Building Commission, Project No. 119 (RB) (BAM) 5.00%, 05/01/34 (c)	$3,285		$3,416,901
Kentucky State Property and Building Commission, Project No. 131, Series A (RB)
5.00%, 10/01/40 (c)	1,000		1,070,468
5.00%, 10/01/41 (c)	1,000		1,060,825
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
4.00%, 10/01/36 (c)	1,000		952,569
5.00%, 10/01/31 (c)	290		294,256
Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB) 5.00%, 05/15/38 (c)	2,000		2,187,679
University of Kentucky, Series A (RB) 3.00%, 10/01/35 (c)	770		688,852
			16,696,512
Louisiana: 1.0%
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AGM)
4.00%, 12/01/37 (c)	1,300		1,285,059
5.00%, 12/01/33 (c)	615		648,489
Jefferson Sales Tax District, Series B (RB) (AGM) 4.00%, 12/01/35 (c)	500		500,356
Louisiana Local Government Environmental Facilities and Community Development Authority, Series B (RB) 2.50%, 04/01/36 (c)	1,455		1,174,546
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	5,040		4,773,867
Louisville Public Facilities Authority, Tulane University, Series A (RB) 5.00%, 10/15/36 (c)	1,000		1,069,739
State of Louisiana, Gasoline & Fuels Tax (RB) 5.00%, 05/01/33	1,000		1,108,660
State of Louisiana, Series A (GO)
5.00%, 03/01/32 (c)	750		815,064
5.00%, 03/01/33 (c)	930		996,519
5.00%, 04/01/35 (c)	1,000		1,103,384
5.00%, 04/01/36 (c)	1,000		1,096,517
5.00%, 03/01/38 (c)	1,000		1,064,388
State of Louisiana, Series A (GO) (BAM) 5.00%, 03/01/34 (c)	910		970,812
	Par (000’s	)	Value
Louisiana (continued)
State of Louisiana, Series B (GO)
5.00%, 06/01/34	$1,000		$1,120,888
5.00%, 06/01/35	1,000		1,124,431
5.00%, 06/01/36 (c)	1,000		1,114,995
			19,967,714
Maryland: 1.3%
County of Baltimore, Public Improvement (GO) 4.00%, 03/01/34 (c)	890		903,865
County of Baltimore, Public Improvement (GO) (AGC) 4.00%, 03/01/34 (c)	1,925		1,949,192
County of Baltimore, Public Improvement (GO) (CA MTG INS) 4.00%, 03/01/36 (c)	2,420		2,436,994
County of Montgomery, Series A (GO) 3.00%, 08/01/32 (c)	750		715,457
Maryland Community Development Administration, Series A (RB) (AGM) 1.95%, 09/01/41 (c)	310		203,283
Maryland Department of Transportation (RB) 3.00%, 09/01/31 (c)	500		481,508
Maryland Stadium Authority (RB) 5.00%, 06/01/40 (c)	1,000		1,072,326
Prince George’s County, Public Improvement, Series A (GO)
5.00%, 08/01/34 (c)	1,500		1,687,679
5.00%, 08/01/35 (c)	2,500		2,792,312
5.00%, 07/15/36 (c)	2,500		2,596,876
State of Maryland, Department of Transportation (RB) 3.12%, 05/01/31 (c)	855		834,012
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/31 (c)	2,340		2,068,971
State of Maryland, State and Local Facilities Loan (GO)
4.00%, 08/01/32 (c)	530		537,592
5.00%, 03/15/32 (c)	3,000		3,208,424
State of Maryland, State and Local Facilities Loan, Series A (GO)
3.00%, 08/01/31 (c)	1,000		959,998
5.00%, 03/15/31 (c)	1,500		1,632,991
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (GO) 5.00%, 06/01/34 (c)	1,650		1,674,919
			25,756,399
Massachusetts: 3.5%
City of Boston, Series A (GO) 5.00%, 11/01/39 (c)	2,000		2,156,248

See Notes to Financial Statements

64

	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts (GO) 5.00%, 08/01/41 (c)	$1,000		$1,077,390
Commonwealth of Massachusetts (RB) (BAM) 5.50%, 01/01/34	3,000		3,383,987
Commonwealth of Massachusetts, Series A (GO)
5.00%, 10/01/31	3,000		3,331,956
5.00%, 01/01/40 (c)	1,500		1,623,680
Commonwealth of Massachusetts, Series B (GO)
5.00%, 07/01/31 (c)	600		611,407
5.00%, 07/01/34 (c)	1,860		1,890,241
5.00%, 05/01/40 (c)	1,500		1,627,747
Commonwealth of Massachusetts, Series C (GO) (AGM) 5.00%, 05/01/31	2,665		2,946,205
Commonwealth of Massachusetts, Series D (GO)
4.00%, 05/01/35 (c)	1,165		1,173,505
4.00%, 11/01/37 (c)	2,000		1,989,215
5.00%, 07/01/36 (c)	365		389,210
Commonwealth of Massachusetts, Series D (GO) (SBG) 5.00%, 07/01/38 (c)	2,000		2,114,798
Commonwealth of Massachusetts, Series D (RB) (NATL) 5.50%, 01/01/34	1,000		1,101,113
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/33 (c)	1,275		1,209,580
4.00%, 04/01/33 (c)	1,000		1,000,098
4.00%, 04/01/38 (c)	1,000		988,449
4.00%, 09/01/39 (c)	3,000		2,927,013
5.00%, 11/01/32 (c)	1,000		1,086,067
5.00%, 09/01/37 (c)	1,010		1,045,663
Commonwealth of Massachusetts, Transportation Fund, Series A (GO) 5.00%, 12/01/33 (c)	500		511,310
Commonwealth of Massachusetts, Transportation Fund, Series A (RB) 5.00%, 06/01/37 (c)	800		859,097
Massachusetts Bay Transportation Authority Sales Tax, Series A-1 (RB)
4.00%, 07/01/38 (c)	2,000		1,980,528
5.00%, 07/01/40 (c)	1,000		1,076,950
Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/40 (c)	1,000		1,088,038
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/35 (c)	$255		$261,632
Massachusetts Development Finance Agency, Children’s Hospital, Series T (RB) 5.00%, 03/01/34 (c)	1,000		1,116,533
Massachusetts Development Finance Agency, Harvard University, Series A (RB)
4.00%, 07/15/36 (c)	1,035		1,014,336
5.00%, 07/15/40	3,860		4,314,914
Massachusetts Development Finance Agency, Harvard University, Series B (RB) 5.00%, 02/15/33	2,000		2,218,781
Massachusetts Development Finance Agency, Partners Healthcare System, Series S (RB) 4.00%, 07/01/35 (c)	1,500		1,481,652
Massachusetts Development Finance Agency, Series A (RB) 5.00%, 10/01/41 (c)	1,000		1,071,331
Massachusetts Development Finance Agency, Series A-1 (RB) 5.00%, 05/15/55 (p)	5,000		5,492,769
Massachusetts Development Finance Agency, Series B (RB) 4.00%, 02/15/36	1,000		1,016,955
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/35 (c)	500		500,917
Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 08/15/37 (c)	1,150		1,150,042
Massachusetts Water Resources Authority, Series B (RB) (AGM) 5.25%, 08/01/30	1,000		1,112,994
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/31 (c)	2,115		2,200,841
The Commonwealth of Massachusetts, Series A (GO)
5.00%, 03/01/36 (c)	1,000		1,116,286
5.00%, 04/01/40 (c)	1,000		1,092,136
5.00%, 04/01/41 (c)	1,000		1,081,864
University of Massachusetts Building Authority (RB)
5.00%, 05/01/34 (c)	1,220		1,282,797
5.00%, 11/01/34 (c)	750		795,551

See Notes to Financial Statements

65

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Massachusetts (continued)
University of Massachusetts Building Authority (RB) (SD CRED PROG) 5.00%, 11/01/32 (c)	$500		$534,475
			68,046,301
Michigan: 1.6%
Board of Trustees of Oakland University (RB) 5.00%, 03/01/41 (c)	1,100		1,100,824
Detroit City School District, Series A (GO) (AGM) 5.25%, 05/01/32	2,220		2,441,347
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/37 (c)	3,000		3,281,798
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB) 5.00%, 07/01/31 (c)	570		578,708
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB) 5.00%, 07/01/33 (c)	1,025		1,038,596
Kalamazoo Michigan Hospital Facilities, Bronson Healthcare Group (RB) 4.00%, 05/15/36 (c)	2,000		1,928,720
Michigan Finance Authority Hospital, McLaren Health Care, Series A (RB) 5.00%, 05/15/38 (c)	1,500		1,500,624
Michigan Finance Authority, Corewell Health, Series A (RB) 5.00%, 08/15/35 (c)	1,000		1,097,097
Michigan Finance Authority, Corewell Health, Series B-2 (RB) 5.00%, 08/15/55 (p)	2,500		2,690,725
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/33 (c)	355		327,451
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
4.00%, 12/01/40 (c)	1,000		926,661
5.00%, 12/01/34 (c)	2,000		2,049,768
5.00%, 12/01/35 (c)	585		598,247
Michigan State Housing Development Authority, Series A (RB) 4.30%, 10/01/40 (c)	725		711,832
Michigan State Housing Development Authority, Series B (RB) 4.50%, 12/01/38 (c)	1,500		1,494,772
	Par (000’s	)	Value
Michigan (continued)
Michigan State University, Series A (RB) 5.00%, 08/15/40 (c)	$2,000		$2,006,462
State of Michigan, Building Authority, Series I (RB) 5.00%, 10/15/32 (c)	570		581,183
State of Michigan, Environmental Program, Series A (GO) 3.00%, 05/15/36 (c)	750		685,856
State of Michigan, Housing Development Authority, Single-Family Mortgage, Series B (RB) 3.10%, 12/01/31 (c)	1,370		1,288,715
State of Michigan, Karegnondi Water Authority, Counties of Genesee, Lapeer and Sanila (RB) (BAM) 5.00%, 11/01/41 (c)	750		796,759
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/36 (c)	1,000		1,099,045
State of Michigan, Trunk Line Fund, Series A (RB) 5.00%, 11/15/35 (c)	1,900		2,057,536
			30,282,726
Minnesota: 0.8%
County of Hennepin, Minnesota First Lien Sales Tax, Series A (RB) 5.00%, 12/15/31 (c)	1,000		1,028,081
County of Hennepin, Series A (GO) 5.00%, 12/01/36 (c)	2,000		2,242,574
Minnesota Agricultural & Economic Development Board (RB) 5.00%, 01/01/38 (c)	1,000		1,066,923
Minnesota Public Facilities Authority, Series A (RB) 5.00%, 03/01/33 (c)	1,500		1,518,758
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/31 (c)	1,000		1,038,236
State of Minnesota, State Office Building Project (CP) 5.00%, 11/01/41 (c)	1,075		1,149,625
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 08/01/33 (c)	1,000		1,073,604
5.00%, 08/01/36 (c)	1,000		1,061,085
5.00%, 08/01/36 (c)	2,000		2,148,455
5.00%, 08/01/37 (c)	2,000		2,138,062
White Bear Lake, independent School District No. 624, Series A (GO) (SD CRED PROG) 3.00%, 02/01/33 (c)	1,000		952,331
			15,417,734

See Notes to Financial Statements

66

	Par (000’s	)	Value
Mississippi: 0.1%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/41 (c)	$500		$497,183
State of Mississippi, Series A (RB)
5.00%, 10/15/34 (c)	1,000		1,030,494
5.00%, 10/15/36 (c)	550		562,627
			2,090,304
Missouri: 0.3%
County of St. Louis, Hazewood School District, Series A (GO) (BAM) 5.00%, 03/01/38 (c)	1,000		1,063,559
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 12/01/32 (c)	685		686,620
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/35 (c)	2,415		2,441,160
5.00%, 03/01/36 (c)	450		471,687
St. Louis School District, Board of Education (GO) (AGM) 5.00%, 04/01/37 (c)	1,000		1,071,095
The Community College District of St. Louis (CP) 5.00%, 04/01/40 (c)	1,000		1,062,752
			6,796,873
Nebraska: 0.5%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/32	1,280		1,353,546
5.00%, 09/01/34	4,300		4,554,753
5.00%, 09/01/35	2,000		2,115,290
Central Plans Energy Project, Gas Project Crossover No.3, Series B (RB) 5.00%, 09/01/31	1,215		1,280,879
Public Power Generation Agency, Whelan Energy Center, Series A (RB) 5.00%, 01/01/35	750		837,480
			10,141,948
Nevada: 0.9%
Clark County School District (GO)
5.00%, 06/15/35 (c)	1,000		1,099,634
5.00%, 06/15/39 (c)	1,000		1,074,339
Clark County School District (GO) (AGM) 3.00%, 06/15/37 (c)	1,500		1,264,212
Clark County School District, Limited Tax, Series A (GO) 5.00%, 06/15/40 (c)	1,000		1,062,085
	Par (000’s	)	Value
Nevada (continued)
Clark County School District, Series A (GO) 5.00%, 06/15/39 (c)	$1,375		$1,457,856
Clark County, Nevada Limited Tax, Flood Control (GO) 4.00%, 11/01/33 (c)	1,675		1,676,012
Clark County, Nevada Limited Tax, Series A (GO) 4.00%, 06/15/41 (c)	1,000		948,277
Clark County, Nevada McCarran International Airport, Passenger Facility, Series E (RB) 5.00%, 07/01/32 (c)	470		498,555
Clark County, School District, Series A (GO) (AGM)
5.00%, 06/15/32 (c)	1,000		1,074,175
5.00%, 06/15/34 (c)	915		976,292
Clark County, School District, Series B (GO) (BAM) 3.00%, 06/15/38 (c)	1,500		1,245,481
Clark County, School District, Series C (GO) 5.00%, 06/15/32 (c)	1,050		1,082,125
Clark County, Transportation Improvement, Limited Tax, Series B (GO) 4.00%, 12/01/39 (c)	2,245		2,157,974
Las Vegas Valley Water District, Series C (GO) 3.00%, 06/01/32 (c)	1,000		944,944
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM) 4.00%, 12/01/33 (c)	760		764,488
			17,326,449
New Hampshire: 0.3%
National Finance Authority Municipal Certificates, Series 1 (RB) 4.17%, 01/20/41	5,998		5,701,758
New Jersey: 3.4%
County of Camden, Board of Education of Township of Cherry Hill (GO) 4.00%, 08/01/35 (c)	500		506,476
County of Hudson (GO)
2.00%, 11/15/34 (c)	2,000		1,575,476
2.00%, 11/15/35 (c)	685		523,599
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/31 (c)	755		718,194
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/33 (c)	1,000		1,053,405

See Notes to Financial Statements

67

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 06/15/36 (c)	$1,250		$1,303,913
5.00%, 06/15/37 (c)	1,970		2,047,380
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 06/15/36 (c)	1,080		1,057,311
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB) 4.00%, 06/15/36 (c)	1,000		978,991
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB)
2.00%, 03/01/37 (c)	1,975		1,519,185
2.00%, 03/01/41 (c)	500		341,466
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/36 (c)	1,000		790,296
2.00%, 03/01/38 (c)	2,000		1,497,763
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/32 (c)	500		517,485
New Jersey Educational Facilities Authority, Princeton Unviersity, Series A-2 (RB) 5.00%, 03/01/41 (c)	2,500		2,702,918
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 3.38%, 07/01/34 (c)	360		337,650
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/31 (c)	1,000		1,057,859
New Jersey State Turnpike Authority, Series B (RB)
5.00%, 01/01/33 (c)	1,080		1,121,418
5.00%, 01/01/34 (c)	2,900		3,003,506
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/31 (c)	2,830		2,857,944
4.25%, 06/15/40 (c)	3,045		2,974,265
5.00%, 12/15/33 (c)	1,395		1,447,265
5.00%, 12/15/34 (c)	635		656,493
5.00%, 06/15/37 (c)	3,000		3,240,431
5.00%, 06/15/38 (c)	6,000		6,434,900
5.25%, 06/15/39 (c)	2,640		2,870,748
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/31 (c)	$780		$782,756
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/39 (c)	1,000		957,312
4.12%, 06/15/39 (c)	1,000		970,348
5.00%, 06/15/40 (c)	1,000		1,051,541
New Jersey Transportation Trust Fund Authority, Series BB (RB) 4.00%, 06/15/36 (c)	1,045		1,032,171
New Jersey Transportation Trust Fund Authority, Series CC (RB) 5.00%, 06/15/33	1,000		1,096,029
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/36 (c)	2,500		2,577,559
New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/33 (c)	1,630		1,632,663
New Jersey, Economic Development Authority, Series SSS (RB) 5.00%, 06/15/34	1,500		1,638,855
New Jersey, Transportation Trust Fund Authority, Series A (RB) 4.00%, 06/15/40 (c)	1,000		949,492
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/30 (c)	3,000		2,709,893
2.00%, 06/01/34 (c)	3,000		2,438,274
5.00%, 06/01/38 (c)	2,000		2,099,951
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/31 (c)	500		512,747
5.00%, 06/01/32 (c)	2,755		2,818,794
			66,404,722
New Mexico: 0.1%
State of New Mexico (GO) 5.00%, 03/01/33	1,000		1,118,482
New York: 17.9%
Battery Park City Authorization, Series B (RB) 5.00%, 11/01/36 (c)	1,000		1,114,794
City of New York NY (GO) 5.00%, 09/01/37 (c)	2,000		2,152,351
City of New York Trust for Cultural Resources, Lincoln Center for Performing Arts Inc., Series A (RB) 4.00%, 12/01/34 (c)	1,500		1,528,756

See Notes to Financial Statements

68

	Par (000’s	)	Value
New York (continued)
City of New York, Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/32 (c)	$500		$475,497
City of New York, Series A (GO)
4.00%, 08/01/34 (c)	485		482,841
4.00%, 08/01/38 (c)	600		585,963
5.00%, 09/01/34 (c)	2,170		2,382,572
5.00%, 08/01/37 (c)	1,000		1,086,375
City of New York, Series B-1 (GO)
5.00%, 11/01/30	500		545,093
5.00%, 10/01/31 (c)	500		533,266
5.00%, 10/01/32 (c)	1,125		1,195,800
5.25%, 10/01/40 (c)	1,575		1,700,184
City of New York, Series C (GO) 4.00%, 08/01/41 (c)	1,000		942,836
City of New York, Series D (GO) 4.00%, 04/01/41 (c)	1,000		943,505
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/37 (c)	1,565		1,648,423
City of New York, Series E (GO) 5.00%, 04/01/37 (c)	1,000		1,085,672
City of New York, Series E-1 (GO)
5.00%, 03/01/32 (c)	1,015		1,057,643
5.00%, 03/01/39 (c)	2,000		2,052,206
5.25%, 03/01/34 (c)	1,000		1,044,165
City of New York, Series F (GO)
5.00%, 08/01/40 (c)	750		808,738
5.00%, 08/01/41 (c)	750		803,105
City of New York, Series F-1 (GO)
5.00%, 08/01/36 (c)	1,000		1,093,965
5.00%, 08/01/37 (c)	1,000		1,086,376
5.00%, 08/01/38 (c)	1,000		1,081,892
5.00%, 08/01/39 (c)	1,330		1,429,391
City of New York, Series G (GO)
5.00%, 02/01/35	1,215		1,362,309
5.00%, 02/01/36 (c)	3,000		3,351,113
5.00%, 02/01/37 (c)	500		553,914
5.00%, 02/01/40 (c)	5,000		5,407,873
City of New York, Series L (GO) 5.00%, 04/01/32 (c)	655		692,756
City of New York, Series L-5 (GO) 5.00%, 04/01/34 (c)	1,865		2,019,441
County of Broome, Local Development Corp., United Health Services Hospitals, In. Project (RB) (AGM) 4.00%, 04/01/40 (c)	925		854,756
County of Monroe, Industrial Development Corp., Rochester Regional Health Project, Series A (RB) 3.00%, 12/01/37 (c)	865		703,511
	Par (000’s	)	Value
New York (continued)
County of Nassau, Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 11/15/35 (c)	$1,500		$1,647,841
County of Suffolk, New York Water System, Series A (RB) 5.00%, 06/01/36 (c)	1,515		1,586,043
County of Suffolk, Public Improvement, Series C (GO) 5.00%, 09/01/35 (c)	1,500		1,607,597
Dormitory Authority of the State of New York (RB) 5.00%, 03/15/40 (c)	1,500		1,608,894
Dormitory Authority of the State of New York, General Purpose, Series A (RB)
5.00%, 03/15/37 (c)	1,000		1,097,883
5.00%, 03/15/38 (c)	1,000		1,087,127
5.00%, 03/15/41 (c)	2,000		2,138,732
Dormitory Authority of the State of New York, Series B (RB) 5.00%, 03/15/33	1,000		1,112,909
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/32 (c)	1,700		1,739,682
5.00%, 02/15/33 (c)	460		469,918
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/31 (c)	305		314,224
5.00%, 09/01/32 (c)	500		514,251
5.00%, 09/01/33 (c)	750		770,289
Long Island Power Authority, Electric System, Series A (RB)
3.00%, 09/01/36 (c)	450		401,300
5.00%, 09/01/36 (c)	1,500		1,593,042
5.00%, 09/01/41 (c)	2,000		2,111,013
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/36 (c)	1,000		1,013,383
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/40 (c)	2,000		2,163,818
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/33 (c)	340		339,173
4.00%, 11/15/40 (c)	1,000		933,953
5.00%, 11/15/35 (c)	1,000		1,093,045
5.00%, 11/15/40 (c)	1,000		1,057,298
5.00%, 11/15/40 (c)	2,000		2,124,816
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/34	2,000		2,215,478
5.00%, 11/15/35 (c)	2,000		2,028,265
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 11/15/32 (c)	1,980		1,984,453
5.00%, 11/15/31 (c)	1,445		1,493,767

See Notes to Financial Statements

69

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
5.00%, 11/15/33 (c)	$2,540		$2,613,883
5.00%, 11/15/34 (c)	810		831,501
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035		734,092
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/35 (c)	265		223,500
4.00%, 11/15/32 (c)	400		400,348
5.00%, 11/15/32 (c)	1,570		1,619,456
5.00%, 11/15/33 (c)	535		550,562
Metropolitan Transportation Authority, Series D-1 (RB) (BAM) 5.00%, 11/15/33 (c)	2,000		2,011,864
New York City Housing Development Corp., Multi- Family Housing, Series A (RB) (AGC) 2.90%, 11/01/37 (c)	1,000		829,333
New York City Housing Development Corp., Multi- Family Housing, Series A-1-C (RB) 2.35%, 11/01/35 (c)	1,100		891,098
New York City Housing Development Corp., Multi- Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	2,000		2,012,510
New York City Housing Development Corp., Multi- Family Housing, Series C-1 (RB) 2.25%, 11/01/41 (c)	800		564,576
New York City Housing Development Corp., Multi- Family Housing, Series I-1 (RB) 2.35%, 11/01/40 (c)	525		384,046
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AGM) 4.00%, 03/01/32 (c)	2,500		2,481,498
New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/36 (c)	4,130		3,716,509
New York City Municipal Water Finance Authority, Series AA (RB) 5.00%, 06/15/32 (c)	1,000		1,067,043
New York City Municipal Water Finance Authority, Series CC-1 (RB) 5.00%, 06/15/38 (c)	1,000		1,015,926
	Par (000’s	)	Value
New York (continued)
New York City Municipal Water Finance Authority, Series DD (RB)
5.00%, 06/15/34 (c)	$3,685		$4,118,408
5.00%, 06/15/34	5,360		6,082,905
New York City Municipal Water Finance Authority, Series FF-2 (RB) 5.00%, 06/15/33 (c)	500		528,657
New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB)
5.50%, 06/15/38 (c)	1,000		1,153,750
5.50%, 06/15/39 (c)	1,000		1,144,217
New York City Transitional Finance Authority Building Aid, Series S (RB) (SAW)
4.00%, 07/15/35 (c)	1,015		1,010,055
5.00%, 07/15/40 (c)	1,305		1,305,054
New York City Transitional Finance Authority Future Tax, Series A-1 (RB)
5.00%, 05/01/36 (c)	1,000		1,094,663
5.00%, 11/01/37 (c)	2,000		2,200,706
5.00%, 11/01/39 (c)	1,000		1,083,049
New York City Transitional Finance Authority Future Tax, Series C-1 (RB) 5.00%, 05/01/40 (c)	1,815		1,957,233
New York City Transitional Finance Authority Future Tax, Series D (RB) 5.00%, 05/01/33	1,000		1,113,097
New York City Transitional Finance Authority Future Tax, Series F-1 (RB) 5.00%, 02/01/39 (c)	1,000		1,074,424
New York City Transitional Finance Authority Future Tax, Series H (RB) 5.00%, 11/01/38 (c)	5,000		5,486,580
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 4.00%, 07/15/36 (c)	1,375		1,359,642
New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 5.00%, 07/15/31 (c)	1,010		1,056,092
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/33 (c)	1,605		1,668,431
5.00%, 07/15/35 (c)	1,000		1,035,525
New York City Transitional Finance Authority, Building Aid, Series S-4 (RB) (SAW) 5.00%, 07/15/33 (c)	500		519,760

See Notes to Financial Statements

70

	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/37 (c)	$2,000		$1,740,525
5.00%, 11/01/36 (c)	3,000		3,189,946
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/31 (c)	630		631,952
5.00%, 11/01/32 (c)	1,000		1,096,754
5.00%, 05/01/33 (c)	450		455,078
5.00%, 05/01/34 (c)	880		889,069
5.00%, 05/01/35 (c)	655		661,109
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.00%, 08/01/35 (c)	2,000		1,985,457
5.00%, 05/01/36 (c)	1,000		1,099,724
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
5.00%, 08/01/31 (c)	690		701,105
5.00%, 08/01/31 (c)	1,000		1,083,996
5.00%, 08/01/32 (c)	540		548,161
5.00%, 08/01/32 (c)	1,000		1,023,454
5.00%, 11/01/32 (c)	1,065		1,087,594
5.00%, 08/01/33 (c)	895		907,431
5.00%, 08/01/34 (c)	780		807,833
5.00%, 08/01/34 (c)	1,000		1,083,494
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.00%, 11/01/30 (c)	2,280		2,339,342
5.00%, 11/01/33 (c)	900		917,033
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 05/01/39 (c)	1,690		1,646,439
4.00%, 05/01/41 (c)	500		475,045
5.00%, 05/01/37 (c)	2,500		2,655,685
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/39 (c)	1,710		1,721,811
New York City Transitional Finance Authority, Series C (RB) 5.00%, 05/01/33	1,000		1,113,097
New York City Transitional Finance Authority, Series C, Subseries C-1 (RB) 5.00%, 05/01/39 (c)	2,000		2,173,900
	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Series D (RB)
5.00%, 05/01/37 (c)	$3,000		$3,313,331
5.00%, 11/01/39 (c)	4,300		4,641,432
New York City Transitional Finance Authority, Series E (RB)
5.00%, 11/01/35 (c)	2,000		2,225,587
5.00%, 11/01/38 (c)	2,000		2,186,550
5.00%, 11/01/39 (c)	2,000		2,166,097
5.00%, 11/01/40 (c)	3,000		3,235,095
New York City Transitional Finance Authority, Series F (RB) 5.00%, 11/01/32	2,000		2,219,063
New York City Transitional Finance Authority, Series H (RB)
5.00%, 11/01/35 (c)	2,000		2,235,479
5.00%, 11/01/40 (c)	3,000		3,245,186
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 06/15/40 (c)	915		737,952
New York City Water and Sewer System, Series EE (RB) (AGC) 5.00%, 06/15/40 (c)	2,085		2,158,957
New York Environmental Facilities Corporation, New York City Municipal Water Finance Authory Projects, Series A (RB) 5.00%, 06/15/40 (c)	1,000		1,098,181
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	1,000		1,117,319
New York State Dormitory Authority (RB) 5.00%, 07/01/35	2,000		2,237,173
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Series 2B (RB) 5.00%, 07/01/49 (c) (p)	3,000		3,259,528
New York State Dormitory Authority, Memorial Sloan- Kettering Cancer Center (RB) 4.00%, 07/01/37 (c)	1,000		993,163
New York State Dormitory Authority, New York Northwell Health, Series A (RB) 5.00%, 05/01/34	4,000		4,364,082
New York State Dormitory Authority, New York University, Series A (RB)
4.00%, 07/01/38 (c)	1,000		950,230
5.00%, 07/01/32 (c)	385		404,488

See Notes to Financial Statements

71

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
5.00%, 07/01/33 (c)	$1,140		$1,176,724
New York State Dormitory Authority, New York University, Series A (RB) (AGC) 5.00%, 03/15/38 (c)	1,250		1,282,800
New York State Dormitory Authority, New York White Plants Hospital (RB) (AGC) 5.25%, 10/01/41 (c)	750		807,049
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
3.00%, 03/15/42 (c)	500		390,839
5.00%, 02/15/39 (c)	2,000		2,029,786
New York State Dormitory Authority, Personal Income Tax, Series E (RB) 4.00%, 03/15/38 (c)	1,500		1,467,171
New York State Dormitory Authority, Sales Tax, Series A (RB) 5.00%, 03/15/37 (c)	1,000		1,092,565
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM) 4.00%, 10/01/35 (c)	1,315		1,311,130
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM-ST AID WITHHLDG)
5.00%, 10/01/35 (c)	2,040		2,199,104
5.00%, 10/01/36 (c)	1,000		1,073,045
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW) 5.00%, 10/01/32 (c)	1,200		1,220,214
New York State Dormitory Authority, Series A (RB)
4.00%, 02/15/33 (c)	1,000		1,000,236
4.00%, 02/15/35 (c)	2,475		2,450,913
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
3.00%, 03/15/38 (c)	3,120		2,655,149
4.00%, 02/15/36 (c)	1,235		1,217,227
4.00%, 03/15/37 (c)	1,135		1,121,705
4.00%, 03/15/37 (c)	1,075		1,062,407
4.00%, 03/15/38 (c)	2,795		2,736,212
5.00%, 02/15/32 (c)	595		609,375
5.00%, 03/15/34 (c)	2,370		2,499,575
5.00%, 03/15/35 (c)	1,950		2,052,108
5.00%, 03/15/36 (c)	3,910		4,102,573
5.00%, 03/15/39 (c)	2,000		2,135,966
5.25%, 03/15/38 (c)	1,305		1,357,154
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/37 (c)	$2,270		$2,313,951
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/32 (c)	940		956,612
5.00%, 02/15/33 (c)	2,000		2,137,533
New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 4.00%, 03/15/37 (c)	2,000		1,976,572
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 03/15/33 (c)	1,000		1,025,032
5.00%, 03/15/34 (c)	2,110		2,158,557
New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/35 (c)	1,970		2,043,456
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/32 (c)	415		423,005
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/36 (c)	1,250		1,325,843
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB) 5.00%, 06/15/33 (c)	1,000		1,029,603
New York State Housing Finance Agency, Series A (RB) 3.95%, 11/01/50 (c) (p)	2,500		2,466,632
New York State Housing Finance Agency, Series A-1 (RB) 3.60%, 11/01/44 (c) (p)	500		495,146
New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 11/01/35 (c)	835		655,029
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/40 (c)	525		500,409
New York State Thruway Authority, Series A (RB) 5.00%, 01/01/41 (c)	1,000		1,001,499
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/37 (c)	800		799,470

See Notes to Financial Statements

72

	Par (000’s	)	Value
New York (continued)
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/37 (c)	$1,120		$1,060,525
4.00%, 01/01/36 (c)	2,500		2,508,408
New York State Thruway Authority, Series P (RB) 5.00%, 01/01/38 (c)	1,000		1,089,016
New York State Thruway Authority, State Personal Income, Series A-1 (RB)
5.00%, 03/15/34 (c)	2,000		2,158,192
5.00%, 03/15/35 (c)	800		858,781
New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/37 (c)	1,475		1,565,064
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 03/15/34 (c)	1,000		1,003,140
4.00%, 03/15/37 (c)	1,000		981,838
5.00%, 03/15/32 (c)	4,295		4,422,663
New York State Urban Development Corp., State Sales Tax, Series A (RB)
5.00%, 03/15/35 (c)	1,000		1,058,625
5.00%, 03/15/36 (c)	4,500		4,864,928
New York State, Urban Development Coporation, Series B (RB) 5.00%, 03/15/36 (c)	1,000		1,101,496
New York Transitional Finance Authority, Series E (RB) 5.00%, 11/01/36 (c)	1,760		1,949,079
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
4.00%, 12/01/41 (c)	2,480		2,284,085
5.00%, 12/01/35 (c)	750		785,402
5.00%, 12/01/37 (c)	1,000		1,037,724
Port Authority of New York & New Jersey (RB)
5.00%, 01/15/40 (c)	1,000		1,085,424
5.00%, 01/15/41 (c)	2,000		2,154,121
Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/41 (c)	1,000		1,000,849
Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/36 (c)	500		515,678
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/34 (c)	500		518,839
	Par (000’s	)	Value
New York (continued)
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/36 (c)	$500		$526,580
Port Authority of New York and New Jersey, Series 222 (RB)
4.00%, 07/15/36 (c)	2,600		2,584,798
4.00%, 07/15/37 (c)	3,975		3,931,340
5.00%, 07/15/34 (c)	1,000		1,075,502
5.00%, 07/15/35 (c)	1,000		1,070,261
State of New York, Dormitory Authority, Series A (RB) 5.00%, 03/15/41 (c)	1,000		1,074,203
State of New York, Mortgage Agency, Series 195 (RB) 3.00%, 10/01/31 (c)	615		574,751
State of New York, Mortgage Agency, Series 205 (RB) 3.12%, 10/01/32 (c)	460		433,177
Town of Hempstead, New York Public Improvement (GO) 4.00%, 05/01/41 (c)	1,000		999,923
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A-1 (RB) 5.00%, 05/15/40 (c)	750		807,569
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series A (RB) 5.00%, 11/15/31	1,000		1,113,997
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series B (RB) 5.00%, 05/15/31	1,130		1,251,742
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
5.00%, 11/15/36 (c)	3,000		3,318,009
5.00%, 05/15/37 (c)	1,225		1,320,388
5.00%, 11/15/38 (c)	2,000		2,191,672
Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 12/01/40 (c)	1,000		1,076,341
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/31	1,000		1,112,119
5.00%, 11/15/32 (c)	1,070		1,097,670
5.00%, 11/15/33 (c)	1,255		1,284,999
5.00%, 11/15/37 (c)	1,000		1,018,013
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
5.00%, 09/01/31 (c)	1,795		1,898,239
5.00%, 09/01/37 (c)	500		515,230
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/33 (c)	500		505,792
5.00%, 06/01/35 (c)	845		851,943

See Notes to Financial Statements

73

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
TSASC, Inc., Tobacco Settlement, Series A (RB) 5.00%, 06/01/41 (c)	$1,000		$991,236
Utility Debt Securitization Authority (RB)
5.00%, 12/15/36 (c)	2,830		2,842,608
5.00%, 12/15/38 (c)	2,000		2,050,099
Utility Debt Securitization Authority, Series A (RB)
5.00%, 12/15/32 (c)	610		621,495
5.00%, 12/15/33 (c)	2,000		2,035,473
5.00%, 12/15/35 (c)	500		508,868
Utility Debt Securitization Authority, Series E (RB) 5.00%, 12/15/35 (c)	2,000		2,233,097
			349,099,583
North Carolina: 1.2%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Care, Series D (RB) 5.00%, 01/15/49 (p)	3,000		3,259,688
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/35 (c)	1,925		1,925,400
County of Wake (RB) 3.00%, 03/01/35 (c)	1,500		1,377,691
North Carolina Charlotte Douglas International Airport, Series A (RB)
4.00%, 07/01/38 (c)	1,000		988,258
4.00%, 07/01/39 (c)	1,670		1,634,203
North Carolina Housing Finance Agency Home Ownership (RB) 4.60%, 07/01/37 (c)	1,000		1,004,044
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/32 (c)	1,000		1,068,465
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/32 (c)	500		510,226
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/33 (c)	890		893,769
4.00%, 01/01/34 (c)	360		361,498
4.00%, 01/01/35 (c)	800		802,929
State of North Carolina, Department of State Treasurer (RB)
5.00%, 03/01/36 (c)	1,500		1,669,031
5.00%, 03/01/40 (c)	1,000		1,081,003
	Par (000’s	)	Value
North Carolina (continued)
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/36 (c)	$625		$506,634
State of North Carolina, Series A (GO)
3.00%, 06/01/34 (c)	380		354,303
5.00%, 06/01/31 (c)	1,100		1,201,012
State of North Carolina, Series A (RB)
5.00%, 05/01/31 (c)	1,000		1,068,960
5.00%, 05/01/34 (c)	1,000		1,105,051
State of North Carolina, Series B (RB) 3.00%, 05/01/31 (c)	800		769,919
University of North Carolina at Chapel Hill, Series B (RB) 5.00%, 12/01/37 (c)	1,000		1,086,049
			22,668,133
Ohio: 2.0%
Akron Bath Copley Joint Township Hospital District, Summa Health (RB)
4.00%, 11/15/35 (c)	1,000		963,080
4.00%, 11/15/36 (c)	1,000		950,576
American Municipal Power, Inc., Spairie State Campus Project, Series A (RB) 5.00%, 02/15/37 (c)	1,000		1,077,566
American Municipal Power, Inc., Spairie State Campus Project, Series A (RB) (BAM-TCRS) 4.00%, 02/15/34 (c)	1,520		1,532,743
American Municipal Power, Inc., Spairie State Campus Project, Series B (RB) 5.00%, 02/15/35 (c)	1,360		1,430,816
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/32 (c)	500		519,048
5.00%, 06/01/33 (c)	500		517,196
5.00%, 06/01/34 (c)	3,000		3,087,965
City of Columbus, Various Purpose, Series A (GO) 5.00%, 08/15/40 (c)	1,000		1,089,828
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/31 (c)	1,245		1,328,206
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/33	1,000		1,087,773
5.00%, 11/01/34	1,000		1,086,620
County of Butler, Ohio Hospital Facilities, UC Health (RB) 4.00%, 11/15/37 (c)	500		460,878

See Notes to Financial Statements

74

	Par (000’s	)	Value
Ohio (continued)
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB) 5.00%, 02/15/42 (c)	$1,000		$974,000
County of Hamilton, Series A (RB) 4.00%, 12/01/31 (c)	1,000		1,003,957
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/32 (c)	500		519,136
5.00%, 02/15/39 (c)	2,000		2,175,389
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D (RB)
5.00%, 12/01/34	2,500		2,834,478
5.00%, 12/01/40 (c)	1,000		1,090,539
Ohio Water Development Authority, Drinking Water Assistance, Series A (RB)
5.00%, 12/01/36 (c)	1,335		1,440,866
5.00%, 12/01/40 (c)	1,000		1,086,589
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/37 (c)	1,760		1,850,646
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 06/01/33 (c)	1,000		1,082,736
5.00%, 12/01/37 (c)	1,970		2,093,702
State of Ohio Common Schools, Series A (GO) 5.00%, 06/15/40 (c)	1,000		1,092,072
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 4.00%, 01/01/34 (c)	760		759,812
State of Ohio, Cleveland Clinic System, Series B (RB) (BAM) 4.00%, 01/01/41 (c)	835		792,536
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/33 (c)	1,000		1,028,760
State of Ohio, Major New Infrastructure Project (RB) 5.00%, 12/15/31	1,225		1,360,433
State of Ohio, Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 12/01/40 (c)	1,000		1,086,589
State of Ohio, Series A (GO)
5.00%, 06/15/35	1,000		1,137,634
5.00%, 09/01/36 (c)	840		926,115
			39,468,284
Oklahoma: 0.3%
Grand River Dam Authority (RB) 5.00%, 06/01/38 (c)	2,000		2,138,341
	Par (000’s	)	Value
Oklahoma (continued)
Grand River Dam Authority, Series A (RB)
4.00%, 06/01/33 (c)	$2,000		$2,004,125
5.00%, 06/01/31 (c)	515		526,846
Oklahoma Turnpike Authority, Series A (RB)
5.00%, 01/01/40 (c)	500		540,553
5.00%, 01/01/41 (c)	500		536,397
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/35 (c)	565		577,082
			6,323,344
Oregon: 1.3%
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) 5.00%, 08/15/33 (c)	720		760,946
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM) 5.00%, 08/15/34 (c)	700		736,206
City of Portland Oregon, Sewer System, Series A (RB) 3.00%, 03/01/37 (c)	2,350		2,094,754
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/35 (c)	1,285		1,326,788
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/31 (c)	1,000		1,028,003
5.00%, 06/15/35 (c)	590		602,644
Marion and Polk County, Salem-Keizer School District No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35 (c)	740		742,913
5.00%, 06/15/32 (c)	545		566,362
Marion and Polk County, Salem-Keizer School District No. 24J, Series C (GO) (SBG) 4.00%, 06/15/38 (c)	2,000		2,002,647
Multnomah and Clackamas Counties, School District No. 10JT, Series B (GO) (SBG)
0.00%, 06/15/32 (c) ^	1,215		900,607
0.00%, 06/15/33 (c) ^	1,010		713,545
Multnomah County School District No. 1J, Series B (GO) (SBG) 3.00%, 06/15/33 (c)	1,280		1,204,031
Multnomah County, School District No. 1J (GO) (SBG) 5.00%, 06/15/35 (c)	1,000		1,101,411
Portland Community College District (GO) 5.00%, 06/15/36 (c)	1,000		1,098,816

See Notes to Financial Statements

75

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Oregon (continued)
State of Oregon Department of Administrative Services, Oregon State Lottery, Series A (RB)
5.00%, 04/01/35	$1,000		$1,130,537
5.00%, 04/01/36 (c)	500		561,039
5.00%, 04/01/41 (c)	1,000		1,077,640
State of Oregon, Department of Transportation, Highway User Tax, Series A (RB)
4.00%, 11/15/38 (c)	3,000		2,988,290
5.00%, 11/15/36 (c)	1,000		1,068,176
5.00%, 11/15/36 (c)	1,650		1,736,679
State of Oregon, Series A (GO)
5.00%, 05/01/36 (c)	1,000		1,104,897
5.25%, 05/01/42 (c)	500		549,198
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.25%, 10/01/34 (c)	570		534,398
			25,630,527
Pennsylvania: 3.6%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/33 (c)	1,120		1,151,194
5.00%, 07/15/33 (c)	810		844,716
Allegheny County Sanitary Authority Sewer (RB) 5.00%, 12/01/35 (c)	1,000		1,006,142
City of Philadelphia, Gas Works (RB)
5.00%, 10/01/31 (c)	735		748,994
5.00%, 10/01/32 (c)	970		988,065
5.00%, 10/01/33 (c)	680		692,098
City of Philadelphia, Series A (RB) (AGC) 4.00%, 07/01/36 (c)	1,000		1,000,823
City of Philadelphia, Series B (GO) 5.00%, 02/01/37 (c)	1,500		1,561,767
City of Philadelphia, Series C (RB) (AGC) 5.00%, 09/01/37 (c)	2,000		2,182,754
Commonwealth Financing Authority, Series A (RB) 5.00%, 06/01/33 (c)	1,595		1,596,920
Commonwealth of Pennsylvania (GO)
3.00%, 09/15/35 (c)	1,055		931,585
4.00%, 02/01/32 (c)	1,500		1,503,508
4.00%, 08/15/34 (c)	1,500		1,501,049
5.00%, 09/01/32	2,000		2,232,949
5.00%, 09/01/37 (c)	1,000		1,083,798
5.00%, 08/15/39 (c)	2,000		2,172,613
Geisinger Authority Health System, Series A (RB)
4.00%, 04/01/39 (c)	1,000		959,507
5.00%, 02/15/39 (c)	3,100		3,121,203
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB) 3.38%, 11/15/33 (c)	$1,000		$955,731
Pennsylvania Higher Educational Facilities Authority (RB)
4.00%, 06/15/34 (c)	120		123,573
4.00%, 06/15/34 (c)	645		635,843
Pennsylvania Higher Educational Facilities Authority, The University of Pennsylvania, Series A (RB) 5.00%, 02/15/35	500		566,416
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B (RB) 5.25%, 11/01/41 (c)	1,500		1,591,259
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series A (RB) 4.00%, 08/15/31 (c)	1,000		999,952
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series B (RB) 5.00%, 10/01/34 (c)	2,675		2,692,775
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB)
2.28%, 10/01/41 (c)	500		352,087
2.80%, 10/01/31 (c)	700		651,933
3.15%, 10/01/39 (c)	1,000		845,051
3.20%, 10/01/31 (c)	425		405,063
3.65%, 10/01/32 (c)	315		312,097
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) 4.30%, 10/01/41 (c)	1,000		985,919
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB) 3.20%, 10/01/32 (c)	300		283,214
Pennsylvania Turnpike Commission (RB)
5.00%, 06/01/33	2,000		2,225,800
5.00%, 12/01/36 (c)	2,000		2,203,890
5.00%, 12/01/40 (c)	1,000		1,082,248
Pennsylvania Turnpike Commission, Motor License (RB) 4.00%, 12/01/37 (c)	2,000		2,005,536
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/32 (c)	750		764,198
5.00%, 12/01/33 (c)	1,000		1,106,947

See Notes to Financial Statements

76

	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 12/01/37 (c)	$1,250		$1,295,978
5.00%, 12/01/37 (c)	1,000		1,048,750
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/37 (c)	1,025		1,045,108
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/36 (c)	1,000		1,001,076
4.00%, 12/01/37 (c)	1,025		1,016,853
5.00%, 12/01/34 (c)	1,010		1,016,993
5.00%, 12/01/34 (c)	700		757,313
Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
5.00%, 09/01/31	1,460		1,611,214
5.00%, 09/01/32	2,000		2,226,037
5.00%, 09/01/33	2,000		2,241,397
School District of Philadelphia, Series F (GO) (SAW)
5.00%, 09/01/32 (c)	485		494,996
5.00%, 09/01/37 (c)	1,000		1,015,118
5.00%, 09/01/38 (c)	1,570		1,591,895
State of Pennsylvania (GO) 5.00%, 09/01/31	2,000		2,205,936
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AGM)
5.00%, 06/01/32 (c)	1,750		1,767,104
5.00%, 06/01/33 (c)	1,225		1,234,547
The Pennsylvania State University, Series A (RB) 5.00%, 09/01/40 (c)	1,790		1,795,758
			69,435,290
Rhode Island: 0.3%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB) 5.00%, 05/15/38 (c)	1,000		1,090,514
Rhode Island Health and Educational Building Corporation, Hospital Financing (RB) 5.00%, 05/15/34	1,000		1,072,078
Rhode Island Housing and Mortgage Finance Corp., Series A (RB) (AGM) 2.10%, 10/01/35 (c)	1,000		777,185
State of Rhode Island, Series A (GO) 5.00%, 08/01/39 (c)	2,000		2,145,521
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/40 (c)	1,000		1,000,215
			6,085,513
South Carolina: 1.1%
City of Columbia, South Carolina, Series B (RB) 4.00%, 02/01/41 (c)	2,000		1,913,977
	Par (000’s	)	Value
South Carolina (continued)
Lancaster County, School District (GO)
3.25%, 03/01/32 (c)	$325		$313,479
4.00%, 03/01/35 (c)	1,000		1,000,018
Patriots Energy Group Financing Agency, Gas Supply, Series A (RB) 5.25%, 10/01/54 (c) (p)	5,000		5,233,453
Piedmont Municipal Power Agency, Series B (RB) 5.00%, 01/01/32 (c)	1,000		1,063,759
South California Jobs, Economic Development Authority Hospital Facilities, Bon Second Mercy Health, Inc., Series B (RB) 5.00%, 11/01/49 (c) (p)	1,000		1,065,540
South Carolina Jobs-Economic Development Authority, Novant Health, Inc., Series A (RB)
5.00%, 11/01/34 (c)	5,000		5,506,368
5.25%, 11/01/40 (c)	1,000		1,080,304
South Carolina Transportation Infrastructure Bank, Series A (RB) 5.00%, 10/01/37 (c)	1,000		1,021,227
South Carolina, Public Service Authority, Series A (RB) 5.00%, 12/01/37 (c)	1,500		1,500,193
Town of Mount Pleasant, South Carolina Water and Sewer System, Series A (RB) 4.00%, 06/01/39 (c)	1,000		987,876
			20,686,194
Tennessee: 1.1%
County of Shelby, Public Improvement, Series B (GO) 4.00%, 04/01/40 (c)	1,000		974,683
Metropolitan Government of Nashville and Davidson County (GO) 4.00%, 01/01/32 (c)	580		581,025
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB)
5.00%, 07/01/31 (c)	1,000		1,071,430
5.00%, 07/01/33	1,240		1,348,385
5.00%, 07/01/34	2,000		2,177,653
New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee (RB) 0.00%, 04/01/33 (c) ^	2,550		1,733,011
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/33 (c)	3,000		3,029,455
4.00%, 04/01/34 (c)	1,000		1,007,501

See Notes to Financial Statements

77

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Tennessee (continued)
4.00%, 04/01/35 (c)	$1,000		$1,005,589
State of Tennessee, Series A (GO) 5.00%, 05/01/35 (c)	1,000		1,115,661
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 10/01/53 (c) (p)	2,000		2,096,997
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 05/01/52 (c) (p)	4,000		4,171,730
The Health and Educational Facilities Board of the Town of Greenville Tennessee, Ballad Health, Series A (RB) 4.00%, 07/01/40 (c)	1,155		1,082,600
			21,395,720
Texas: 9.0%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/33 (c)	910		912,430
4.00%, 02/15/34 (c)	675		675,710
Arlington Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/15/34 (c)	1,000		1,010,620
Austin Independent School District (GO)
5.00%, 08/01/36 (c)	1,500		1,637,781
5.00%, 08/01/37 (c)	1,000		1,097,613
Bexar County Hospital District, Limited Tax (GO) 4.00%, 02/15/35 (c)	1,000		998,250
Board of Regents of the University of Texas System (RB) 5.00%, 08/15/41 (c)	2,000		2,158,546
Board of Regents of the University of Texas System, Series A (RB) 3.00%, 08/15/41 (c)	525		423,690
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/31 (c)	850		909,476
Board of Regents of the University of Texas System, Series B (RB) 5.00%, 07/01/36	2,250		2,554,892
Cedar Hill Independent School District (GO) 5.00%, 02/15/41 (c)	1,000		1,064,265
City of Austin, Electric Utility System (RB) 5.00%, 11/15/35 (c)	2,000		2,200,789
City of Dallas, Series A (GO) 3.00%, 02/15/36 (c)	600		528,386
	Par (000’s	)	Value
Texas (continued)
City of Dallas, Waterworks and Sewer System, Series A (RB) 5.00%, 10/01/31 (c)	$600		$612,974
City of Dallas, Waterworks and Sewer System, Series C (RB) 5.00%, 10/01/33 (c)	1,500		1,621,061
City of Denton, Utility System (RB) 5.00%, 12/01/31 (c)	965		984,112
City of Houston, Airport System, Series D (RB) 5.00%, 07/01/36 (c)	1,000		1,014,800
City of Houston, Combined Utility System, First Lien, Series A (RB)
5.00%, 11/15/33 (c)	4,500		4,861,912
5.00%, 11/15/36 (c)	1,000		1,098,664
City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/36 (c)	1,500		1,503,287
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/33 (c)	1,000		1,045,987
City of Houston, Public Improvement, Series A (GO) 5.00%, 03/01/32 (c)	1,000		1,060,285
City of Houston, Series A (GO)
5.00%, 03/01/32 (c)	520		533,606
5.00%, 03/01/40 (c)	1,000		1,068,000
City of Houston, Texas Public Improvement, Series A (GO) 5.00%, 03/01/34 (c)	1,000		1,102,571
City of San Antonio TX Electric & Gas Systems Revenue (RB) 5.00%, 02/01/40 (c)	1,000		1,067,029
City of San Antonio, Bexar County, Series B (RB) 5.00%, 05/15/35 (c)	1,000		1,116,933
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/33 (c)	1,000		1,090,461
City of San Antonio, Electric and Gas Systems, Series B (RB) 5.00%, 02/01/39 (c)	1,000		1,071,215
City of San Antonio, Series A (RB) 5.00%, 05/15/37 (c)	1,000		1,103,688
Clear Creek Independent School District, Unlimited Tax (GO) 5.00%, 02/15/38 (c)	2,000		2,178,718
Corpus Christi Independent School District (GO) 4.00%, 08/15/32 (c)	320		323,655

See Notes to Financial Statements

78

	Par (000’s	)	Value
Texas (continued)
County of Bexar, Alamo Community College District (GO) 4.00%, 08/15/32 (c)	$1,000		$1,023,079
County of Collin, Community College District (GO)
3.25%, 08/15/33 (c)	500		477,224
4.00%, 08/15/31 (c)	925		934,356
County of Dallas, Cedar Hill Independent School District (GO) 5.00%, 02/15/40 (c)	1,000		1,070,288
County of Dallas, Garland Independent School District, Series A (GO) 5.00%, 02/15/37 (c)	500		544,733
County of Dallas, Highland Park Independent School District (GO) 3.00%, 02/15/35 (c)	1,540		1,424,912
County of Harris, Cultural Education Facilities Finance Corp., TECO Project (RB) 4.00%, 11/15/32 (c)	950		943,199
County of Harris, Houston Independent School District, Series A (GO) 4.00%, 02/15/39 (c)	1,000		972,711
County of Harris, Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/33 (c)	675		685,393
Cypress-Fairbanks Independent School District (GO) 4.00%, 02/15/38 (c)	1,275		1,269,117
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/34 (c)	500		464,327
3.00%, 02/15/35 (c)	2,335		2,135,681
4.00%, 02/15/37 (c)	1,500		1,503,914
5.00%, 02/15/31 (c)	1,805		1,922,904
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/33 (c)	1,835		1,956,437
Dallas Independent School District, Unlimited Tax School Building (GO)
5.00%, 02/15/35 (c)	1,000		1,092,341
5.00%, 02/15/36 (c)	1,000		1,086,341
5.00%, 02/15/40 (c)	1,500		1,594,641
Eagle Mountain and Saginaw Independent School District (GO) 4.00%, 08/15/32 (c)	335		335,855
EP Tuscany Zaragosa PFC Residential Development, Tuscany at Mega Hills and Villas (RB) 4.00%, 12/01/33 (c)	1,000		978,032
	Par (000’s	)	Value
Texas (continued)
Frisco Independent School District (GO)
4.00%, 02/15/32 (c)	$1,350		$1,384,039
4.00%, 02/15/36 (c)	1,345		1,345,931
5.00%, 08/15/36 (c)	1,000		1,048,924
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series B (RB) 5.00%, 07/01/36 (c)	3,000		3,275,999
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/40 (c)	1,145		931,773
Harris County, Flood Control District Improvement, Series A (GO) 4.00%, 10/01/35 (c)	1,000		1,011,131
Harris County, Hospital District (RB) 4.00%, 02/15/42 (c)	560		498,072
Harris County, Houston Sports Authority (RB) (AGC) 5.00%, 11/15/37 (c)	1,000		1,090,279
Harris County, Texas Permanent Improvement (GO) 5.00%, 09/15/41 (c)	1,000		1,062,169
Hays Consolidated Independent School District (GO) 5.00%, 02/15/40 (c)	1,000		1,063,707
Katy Independent School District, Fort Bend, Harris and Waller Counties (GO) 5.00%, 02/15/38 (c)	2,510		2,556,852
Lamar Consolidated Independent School District, Fort Bend County, Texas, Series A (GO) 5.00%, 02/15/41 (c)	2,000		2,121,581
Lewisville Independent School District, Denton and Tarrant Counties (GO) 5.00%, 08/15/37 (c)	1,910		2,072,258
Lone Star College System (GO)
4.00%, 02/15/32 (c)	1,500		1,501,002
5.00%, 02/15/33 (c)	400		405,205
Lower Colorado River Authority (RB) (AGM) 5.00%, 05/15/32 (c)	1,000		1,089,937
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AGM) 5.00%, 05/15/36 (c)	1,000		1,091,862

See Notes to Financial Statements

79

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Midland County Texas, Midland Independent School District (GO) 4.00%, 02/15/39 (c)	$2,555		$2,533,144
New Hope Cultural Education Facilities Finance Corp. Hospital, Children’s Healthcare, Series A (RB)
4.00%, 08/15/36 (c)	1,005		962,353
4.00%, 08/15/40 (c)	555		507,608
North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/35 (c)	715		725,841
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/33 (c)	1,975		1,977,909
4.00%, 01/01/36 (c)	2,000		1,941,785
4.00%, 01/01/38 (c)	2,250		2,114,900
5.00%, 01/01/34	3,000		3,328,389
5.00%, 01/01/39 (c)	1,000		1,007,582
North Texas Tollway Authority, First Tier, Series A (RB)
4.12%, 01/01/40 (c)	2,000		1,954,514
5.00%, 01/01/33 (c)	500		503,548
5.00%, 01/01/41 (c)	1,500		1,584,057
North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/35 (c)	450		443,973
Northside Independent School District, Unlimited Tax (GO) 5.00%, 08/15/32 (c)	880		912,851
Permanent University Fund, University of Texas System, Series A (RB) 5.00%, 07/01/33 (c)	1,180		1,306,886
Pflugerville Independent School District, Unlimited Tax, Series A (GO)
5.00%, 02/15/34 (c)	1,875		2,037,900
5.00%, 02/15/37 (c)	1,000		1,065,598
Plano Independent School District, Unlimited Tax (GO)
5.00%, 02/15/35 (c)	1,000		1,094,287
5.00%, 02/15/36 (c)	1,000		1,087,906
Port of Houston Authority of Harris County, Series A-2 (GO) 5.00%, 10/01/34 (c)	1,000		1,078,225
State of Texas, Conroe Independent School Disrict (GO) 5.00%, 02/15/38 (c)	1,000		1,092,486
State of Texas, Tarrant County College District (GO) 5.00%, 08/15/40 (c)	2,020		2,132,165
	Par (000’s	)	Value
Texas (continued)
State of Texas, Tarrant County, Hurst-Euless-Bedford Independent School District (GO) 4.00%, 08/15/40 (c)	$1,000		$979,019
Texas Department of Housing & Community Affairs, Series A (RB) (GNMA/FNMA) 3.80%, 07/01/39 (c)	1,670		1,558,706
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/31	1,475		1,541,018
Texas Municipal Gas Acquisition & Supply Corp. IV, Series B (RB) 5.50%, 01/01/54 (c) (p)	3,000		3,222,680
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/32	1,000		1,045,930
Texas Municipal Gas Acquisition and Supply Corp. V (RB) 5.00%, 01/01/55 (c) (p)	2,000		2,080,460
Texas Municipal Power Agency (RB) (AGM) 3.00%, 09/01/38 (c)	1,000		837,264
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB) 4.00%, 06/30/36 (c)	1,390		1,349,512
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/37 (c)	1,000		961,273
Texas Private Activity Bond Surface Transportation Corporation, Series A (RB) 4.00%, 12/31/39 (c)	2,000		1,869,037
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/41 (c)	2,255		2,372,849
Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/38 (c)	1,000		1,007,274
Texas Transportation Commission, State of Texas Highway Improvement (GO) 5.00%, 04/01/40 (c)	2,500		2,672,898
Texas Water Development Board (RB) 3.00%, 10/15/34 (c)	500		461,437

See Notes to Financial Statements

80

	Par (000’s	)	Value
Texas (continued)
3.00%, 10/15/35 (c)	$750		$680,849
3.00%, 10/15/36 (c)	950		847,054
4.00%, 10/15/31 (c)	2,000		2,057,175
4.00%, 10/15/35 (c)	2,000		2,000,001
5.00%, 10/15/36 (c)	1,000		1,115,793
5.00%, 10/15/39 (c)	1,000		1,087,157
Texas Water Development Board, Series A (RB)
3.00%, 10/15/35 (c)	2,650		2,366,386
4.00%, 10/15/33 (c)	600		603,958
4.00%, 10/15/33 (c)	400		402,212
4.00%, 10/15/34 (c)	1,000		1,000,219
4.00%, 10/15/34 (c)	1,000		1,002,907
4.60%, 10/15/39 (c)	1,000		1,038,354
4.65%, 10/15/40 (c)	2,000		2,016,417
Texas Water Development Board, Series B (RB)
4.00%, 10/15/34 (c)	1,000		1,004,342
4.00%, 10/15/37 (c)	3,000		2,948,890
5.00%, 10/15/32 (c)	1,500		1,582,920
Texas Water Development Board, Series D (RB) 3.00%, 10/15/37 (c)	500		437,766
Tomball Independent School District, Unlimited Tax (GO)
5.00%, 02/15/37 (c)	1,100		1,195,306
5.00%, 02/15/38 (c)	1,000		1,081,311
5.00%, 02/15/42 (c)	1,000		1,060,459
Travis County, Texas Permanent Improvement (GO)
4.00%, 03/01/41 (c)	1,000		960,679
5.00%, 03/01/40 (c)	1,000		1,076,457
University of Houston, Board of Regents, Series A (RB) 5.00%, 02/15/35 (c)	1,500		1,622,844
University of Texas, Board of Regents, Series A (RB)
5.00%, 08/15/34 (c)	2,000		2,203,074
5.00%, 07/01/40 (c)	1,000		1,072,107
University of Texas, Board of Regents, Series B (RB) 5.00%, 07/01/37 (c)	1,990		2,202,015
			174,617,528
Utah: 0.6%
Central Utah Water Conservancy District, Series B (RB) 4.00%, 10/01/34 (c)	395		395,080
Intermountain Power Agency, Utah Power Supply, Series A (RB) 4.00%, 07/01/36 (c)	2,000		1,944,286
University of Utah, Series A (RB) 5.00%, 08/01/31 (c)	365		377,501
University of Utah, Series B (RB) 5.00%, 08/01/38 (c)	2,220		2,375,772
	Par (000’s	)	Value
Utah (continued)
Utah Telecommunication Open Infrastructure Agency (RB) 5.25%, 06/01/37 (c)	$2,770		$3,014,767
Utah Transit Authority (RB)
5.00%, 06/15/40 (c)	2,000		2,160,994
5.00%, 06/15/41 (c)	1,000		1,068,627
			11,337,027
Vermont: 0.1%
University of Vermont & State Agricultural College (RB) 4.00%, 10/01/40 (c)	2,000		1,905,908
Vermont Educational & Health Buildings Financing Agency, Series A (RB) 5.00%, 12/01/31 (c)	1,000		1,010,798
			2,916,706
Virginia: 1.3%
Arlington County, Public Improvement (GO) 5.00%, 06/15/34 (c)	2,000		2,221,087
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 10/01/34 (c)	375		305,362
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/36 (c)	1,000		1,005,747
5.00%, 10/01/31 (c)	750		788,025
5.00%, 10/01/32 (c)	1,755		1,873,656
County of Loudoun, Economic Development Authority, Public Facility, Series A (RB) 3.00%, 12/01/36 (c)	1,500		1,314,636
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/35	2,000		2,179,121
Hampton Roads Transportation Accountability Commission, Series A (RB) 4.00%, 07/01/40 (c)	665		652,070
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/36 (c)	2,750		2,470,241
4.00%, 02/01/36 (c)	1,500		1,501,227
4.00%, 02/01/38 (c)	2,095		2,090,295
5.00%, 02/01/35 (c)	1,950		2,070,783
Virginia College Building Authority, Bidding Group 2, Series A (RB) 4.00%, 02/01/41 (c)	1,000		968,034
Virginia Commonwealth Transportation Board, Series A (RB) 4.00%, 05/15/36 (c)	1,000		996,467

See Notes to Financial Statements

81

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Virginia (continued)
5.00%, 05/15/32 (c)	$800		$830,827
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/32 (c)	695		652,708
3.12%, 08/01/34 (c)	1,050		975,471
5.00%, 08/01/33 (c)	1,000		1,083,391
Virginia Public Building Authority, Series A-2 (RB)
4.00%, 08/01/35 (c)	1,000		1,013,106
4.00%, 08/01/37 (c)	1,000		1,001,535
			25,993,789
Washington: 3.3%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S (RB) 5.00%, 11/01/41 (c)	1,000		1,007,409
City of Seattle, Municipal Light and Power Improvement, Series A (RB)
4.00%, 07/01/36 (c)	1,000		1,006,959
4.00%, 07/01/37 (c)	1,000		1,001,961
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/32 (c)	695		722,113
5.00%, 07/01/33 (c)	400		411,069
5.00%, 07/01/33 (c)	1,930		2,080,134
5.00%, 07/01/35 (c)	2,000		2,207,707
5.00%, 07/01/36 (c)	1,000		1,096,798
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AGM)
5.00%, 07/01/36 (c)	2,605		2,775,045
5.00%, 07/01/36 (c)	1,000		1,049,999
5.00%, 07/01/38 (c)	500		521,178
Energy Northwest, Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/34 (c)	1,000		1,035,115
Everett Housing Authority, Hunting Park Apartments Project (RB) 4.00%, 07/01/37 (c)	3,845		3,702,365
Franklin County, Pasco School District No. 1 (GO) (SBG) 5.00%, 12/01/38 (c)	1,000		1,078,049
King County, School District No. 210 Federal Way (GO) (SBG) 4.00%, 12/01/33 (c)	880		888,061
King County, School District No. 401 Highline (GO) (SBG) 3.12%, 12/01/32 (c)	690		659,286
King County, School District No. 411 Issaquah (GO) (SBG) 4.00%, 12/01/31 (c)	635		636,624
	Par (000’s	)	Value
Washington (continued)
King County, School District No. 414 Lake Washington (GO) (SBG) 5.00%, 12/01/31 (c)	$980		$1,006,236
Kitsap County, School District No. 401 Central Kitsap (GO) (SBG)
4.00%, 12/01/32 (c)	1,425		1,427,856
4.00%, 12/01/33 (c)	1,250		1,251,486
4.00%, 12/01/34 (c)	1,000		999,402
Pierce County, School District No. 403 Bethel (GO) (SBG) 5.00%, 12/01/32 (c)	500		531,552
Pierce County, Washington School District No. 320, Pierce County (GO) (SBG) 5.00%, 12/01/36 (c)	1,000		1,109,235
Renton School District No. 43, Kings County, Washington (GO) (SBG) 5.00%, 12/01/37 (c)	1,615		1,751,172
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/31 (c)	825		841,117
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/31 (c)	1,000		1,086,427
State of Washington, Series A (GO) 5.00%, 08/01/33 (c)	755		767,985
State of Washington, Series C (GO) 5.00%, 08/01/32 (c)	880		906,553
State of Washington, Series D (GO) 5.00%, 08/01/31 (c)	880		909,636
State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/34 (c)	500		513,560
State of Washington, Various Purpose, Series C (GO)
5.00%, 02/01/35 (c)	2,175		2,353,247
5.00%, 02/01/40 (c)	2,165		2,211,434
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/40 (c)	735		744,265
State of Washington, Various Purpose, Series R-C (GO) 5.00%, 08/01/34 (c)	880		903,866
University of Washington, Series A (RB) 5.00%, 04/01/37 (c)	1,000		1,108,002
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB)
5.00%, 08/15/36 (c)	1,815		1,838,296
5.00%, 08/15/37 (c)	2,000		2,022,249

See Notes to Financial Statements

82

	Par (000’s	)	Value
Washington (continued)
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 10/01/34 (c)	$1,820		$1,783,566
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series D (RB) 5.00%, 10/01/38 (c)	2,270		2,270,731
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	1,627		1,499,136
Washington State, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/36 (c)	1,050		1,121,493
Washington State, Motor Vehicle Fuel Tax, Series F (GO) 5.00%, 06/01/39 (c)	2,000		2,128,751
Washington State, Shoreline School District No. 412 (GO) (SBG) 4.00%, 12/01/36 (c)	1,000		1,001,991
Washington State, Various Purpose, Series A (GO)
5.00%, 08/01/37 (c)	1,250		1,341,226
5.00%, 08/01/38 (c)	2,000		2,177,066
5.00%, 08/01/38 (c)	1,000		1,059,280
Washington State, Various Purpose, Series C (GO)
5.00%, 02/01/35 (c)	1,000		1,034,857
5.00%, 02/01/36 (c)	1,000		1,065,415
5.00%, 02/01/38 (c)	1,145		1,177,355
5.00%, 02/01/39 (c)	1,080		1,120,033
			64,944,348
West Virginia: 0.2%
State of West Virginia, Series A (GO)
5.00%, 12/01/31 (c)	1,000		1,062,875
5.00%, 06/01/36 (c)	500		522,585
West Virginia, Parkways Authority, Senior Lien Turnpike Toll (RB) 5.00%, 06/01/36 (c)	1,320		1,414,687
			3,000,147
	Par (000’s	)	Value
Wisconsin: 0.5%
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/36 (c)	$350		$331,079
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 4.25%, 06/01/41 (c)	500		457,399
State of Wisconsin, Series 1 (RB) 5.00%, 07/01/39 (c)	750		833,843
State of Wisconsin, Series A (GO)
5.00%, 05/01/35 (c)	1,000		1,101,514
5.00%, 05/01/36 (c)	1,000		1,095,265
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 11/15/35 (c)	1,500		1,455,684
4.00%, 11/15/39 (c)	1,875		1,757,334
5.00%, 11/15/36 (c)	1,000		1,007,316
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/31 (c)	500		498,956
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB) 4.12%, 09/01/35 (c)	1,000		1,005,996
Wisconsin Housing and Economic Development Authority, Series C (RB) 4.12%, 09/01/39 (c)	1,000		977,089
			10,521,475
Wyoming: 0.1%
County of Campbell, Wyoming Solid Waste Facilities, Series A (RB) (SBG) 3.62%, 07/15/39 (c)	3,000		2,622,404
Total Municipal Bonds: 96.5% (Cost: $1,968,948,025)			1,882,603,001
Other assets less liabilities: 3.5%			67,720,318
NET ASSETS: 100.0%			$1,950,323,319

See Notes to Financial Statements

83

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$1,882,603,001	$—	$1,882,603,001

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

84

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.5%
Alabama: 0.9%
Alabama Corrections Institution Finance Authority, Series A (RB) 5.25%, 07/01/47 (c)	$1,000		$1,030,478
City of Huntsville, Alabama Scholl, Series D (GO) 5.00%, 03/01/53 (c)	1,000		1,030,809
Jefferson County, Sewer Revenue Warrants (RB)
5.25%, 10/01/49 (c)	1,000		1,008,984
5.50%, 10/01/53 (c)	1,500		1,536,301
			4,606,572
Arizona: 1.1%
Arizona Industrial Development Authority Student Housing, North Carolina Central University Project, Series A (RB) (BAM) 4.00%, 06/01/44 (c)	500		458,983
City of Phoenix Civic Improvement Corp., Series A (RB)
4.00%, 07/01/44 (c)	1,000		916,982
5.00%, 07/01/49 (c)	1,000		1,006,770
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/44 (c)	750		777,726
Pima County, Industrial Development Authority, Tucson Medical Center, Series A (RB) 4.00%, 04/01/46 (c)	750		660,054
Salt River Project Agricultural Improvement & Power District, Electric Project, Series A (RB)
5.00%, 01/01/47 (c)	1,000		1,044,076
5.00%, 01/01/50 (c)	1,000		1,036,495
			5,901,086
Arkansas: 0.2%
City of Springdale, Arkansas Sales and Use Tax, Series B (RB) (BAM) 4.25%, 08/01/53 (c)	1,000		921,549
California: 15.6%
Airport Commission of the City and County of San Francisco, International Airport, Series E (RB) 5.00%, 05/01/48 (c)	995		1,007,851
Airport Commission of the City and County of San Francisco, International Airport, Series F (RB) 5.00%, 05/01/50 (c)	1,000		1,017,387
	Par (000’s	)	Value
California (continued)
Alameda County, Pleasanton United School District (GO) 4.00%, 08/01/52 (c)	$1,500		$1,382,170
Anaheim Housing & Public Improvements Authority, Electric Utility Distribution System improvements, Series C (RB) (NATL) 5.00%, 10/01/45 (c)	500		501,574
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/49 (c)	850		734,934
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
5.25%, 12/01/43 (c)	825		843,988
5.25%, 12/01/44 (c)	500		508,676
California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A (RB) 3.00%, 08/15/51 (c)	1,000		719,688
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/49 (c)	750		740,729
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/45 (c)	1,000		925,709
4.00%, 04/01/49 (c)	70		73,265
4.00%, 04/01/49 (c)	1,930		1,740,928
5.00%, 12/01/45 (c)	1,000		1,027,102
California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB)
4.00%, 11/01/44 (c)	1,000		920,564
4.00%, 11/01/51 (c)	1,000		877,782
California Health Facilities Financing Authority, Pin Health, Series A (RB) 4.00%, 06/01/50 (c)	750		625,366
California Health Facilities Financing Authority, Series A (RB) 4.00%, 03/01/43 (c)	1,000		903,476
California Infrastructure & Economic Development Bank (RB) 5.00%, 05/15/47 (c)	500		509,402
California Municipal Finance Authority, Series A (RB) 5.00%, 04/01/49 (c)	750		753,745
California State Public Works Board, May Lee Satet Office Complex, Series A (RB) 5.00%, 04/01/44 (c)	1,045		1,105,073

See Notes to Financial Statements

85

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
5.00%, 04/01/49 (c)	$1,500		$1,566,074
California Statewide Communities Development Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/48 (c)	1,000		975,858
California Statewide Communities Development Authority, Front Porch Communutios and Services, Series A (RB) 3.00%, 04/01/51 (c)	1,000		698,028
California Statewide Communities Development Authority, Montage Health, Series A (RB) 4.00%, 06/01/46 (c)	1,055		1,010,066
Chabot-Las Positas Community College District, Series C (GO) 5.25%, 08/01/48 (c)	1,000		1,076,503
Chaffey Joint Union High School District, Series C (GO) 5.25%, 08/01/47 (c)	500		510,496
Chaffey Joint Union High School District, Series G (GO) 5.25%, 08/01/52 (c)	1,000		1,060,649
Chino Valley Unified School District, Series B (GO) (SBG) 5.00%, 08/01/55 (c)	620		636,433
City and County of San Francisco, Multiple Capital Improvement Project, Series R-1 (CP) 4.00%, 04/01/45 (c)	1,000		936,104
City and County of San Francisco, Public Utilities Commission Water, Series D (RB) 3.00%, 11/01/50 (c)	500		360,699
City of Los Angeles Department of Airports, Series D (RB) 5.25%, 05/15/51 (c)	1,000		1,063,665
City of Los Angeles Department of Airports, Series E (RB) 5.25%, 05/15/55 (c)	1,000		1,061,091
City of Los Angeles, Department of Airports, Series D (RB) 4.00%, 05/15/48 (c)	750		694,042
County of Bernardino, Raito Unified School District (GO) (BAM) 5.00%, 08/01/52 (c)	1,000		1,047,172
East Bay Municipal Utility District, Water System, Series A (RB) 4.00%, 06/01/45 (c)	1,210		1,179,054
	Par (000’s	)	Value
California (continued)
El Dorado Irrigation District, Series A (CP) (AGM) 4.00%, 03/01/45 (c)	$630		$589,661
Fayette County Development Authority, Soccer Federation, Inc. Project (RB) 5.50%, 12/01/49 (c)	1,000		1,081,401
Foothill-Eastern Transportation Corridor Agency, Junior Lien Toll Road., Series C (RB) 4.00%, 01/15/43 (c)	1,600		1,536,630
Fremont Union High School District, Series A (GO) 4.00%, 08/01/46 (c)	500		484,353
Glendale Community College District, Series B (GO) 3.00%, 08/01/47 (c)	325		240,405
Hayward Unified School District (GO) (BAM) 4.00%, 08/01/43 (c)	1,000		941,240
Irvin Facilities Financing Authority, Irvine Great Park Infrastructure Project, Series A (ST) 5.00%, 09/01/43 (c)	500		531,759
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/49 (c)	800		801,702
Los Angeles Department of Water and Power, Series B (RB) 5.25%, 07/01/53 (c)	500		506,970
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/47 (c)	500		502,290
5.00%, 07/01/52 (c)	750		746,917
Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/53 (c)	1,000		994,321
Los Angeles Unified School District, Unlimited and Valorem Property Tax (GO)
4.00%, 07/01/49 (c)	750		692,649
5.25%, 07/01/47 (c)	1,000		1,058,597
Metropolitan Water District of Southern California, Series A (RB)
5.00%, 04/01/48 (c)	1,500		1,588,902
5.00%, 04/01/53 (c)	1,000		1,052,169
Miracosta Community College District, Series A (GO) 4.00%, 08/01/42 (c)	530		521,297
Oakland Unified School District, Alameda County Election, Series A (GO) (BAM) 4.00%, 08/01/46 (c)	1,000		963,608

See Notes to Financial Statements

86

	Par (000’s	)	Value
California (continued)
Palo Alto Unified School District (GO) 3.25%, 08/01/42 (c)	$1,000		$866,487
Perris Union High School District, Riverside County, Series A (GO) (AGM) 4.00%, 09/01/43 (c)	570		539,231
Regents of University of California, Medical Center Pooled, Series L (RB) 4.00%, 05/15/44 (c)	1,015		959,139
Regents of University of California, Medical Center Pooled, Series P (RB) 4.00%, 05/15/53 (c)	500		465,099
Riverside Community College District, Riverside County, Series A (GO) 4.00%, 08/01/54 (c)	1,000		928,755
Sacramento Area Flood Control Agency, Series A (SA) 5.00%, 10/01/47 (c)	1,500		1,505,980
Sacramento City Unified School District, Series G (GO) (AGM) 4.00%, 08/01/49 (c)	500		453,502
San Diego Association of Governments South Bay Expressway Toll, Series A (RB) 5.00%, 07/01/42 (c)	610		619,333
San Diego Community College District, Series A-1 (GO) 5.00%, 08/01/55 (c)	1,000		1,052,620
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/44 (c)	750		767,512
San Diego Public Facilities Financing Authority, Series A (RB) 5.25%, 08/01/48 (c)	1,000		1,064,279
San Diego Unified School District, Series I (GO) 4.00%, 07/01/47 (c)	595		558,515
San Francisco Bay Area Rapid Transit District, Series B-1 (GO) 3.00%, 08/01/49 (c)	600		444,020
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/45 (c)	610		577,449
San Francisco City and County, International Airport, Series B (RB)
4.00%, 05/01/52 (c)	1,000		898,146
5.00%, 05/01/47 (c)	700		706,460
5.00%, 05/01/49 (c)	500		520,702
5.00%, 05/01/52 (c)	1,000		1,029,290
	Par (000’s	)	Value
California (continued)
San Francisco City and County, Public Utilities Commission Wastewater, Series A (RB) 4.00%, 10/01/48 (c)	$885		$807,668
San Mateo County Community College District, Series B (GO) 5.00%, 09/01/45 (c)	820		843,761
San Mateo Foster City Public Financing Authority, Clean Water Program (RB) (SAW) 4.00%, 08/01/44 (c)	500		471,808
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/44 (c)	1,000		691,667
Southern California Public Power Authority, Southern Transmission System (RB) 5.25%, 07/01/53 (c)	500		509,017
Southwestern Community College District, Series A (GO) 4.00%, 08/01/47 (c)	750		702,074
State of California, Various Purpose (GO)
3.00%, 12/01/43 (c)	400		321,850
3.00%, 11/01/50 (c)	710		540,788
3.62%, 10/01/47 (c)	645		559,909
4.00%, 10/01/44 (c)	500		481,058
4.12%, 03/01/49 (c)	1,000		950,105
5.00%, 10/01/42 (c)	1,500		1,600,466
5.00%, 12/01/46 (c)	610		634,409
5.00%, 12/01/46 (c)	15		16,498
5.00%, 11/01/47 (c)	515		522,944
5.00%, 09/01/48 (c)	2,000		2,110,200
5.00%, 10/01/48 (c)	935		955,120
5.00%, 04/01/49 (c)	1,000		1,023,249
5.50%, 08/01/54 (c)	600		654,579
The Regents of the University of California, Series CC (RB) 5.00%, 05/15/53 (c)	750		785,103
University of California, Series BK (RB) 5.00%, 05/15/52 (c)	2,000		2,071,015
University of California, Series BN (RB) 5.00%, 05/15/42 (c)	1,000		1,063,631
University of California, Series EE (RB) 5.00%, 05/15/43 (c)	500		519,092
University of California, Series M (RB) 5.00%, 05/15/42 (c)	1,950		1,979,994
University of California, Series O (RB) 5.00%, 05/15/58 (c)	1,000		1,015,249
University of California, Series Q (RB) 5.00%, 05/15/46 (c)	500		516,603

See Notes to Financial Statements

87

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
Ventura Unified School District, Series A (GO) 4.00%, 08/01/52 (c)	$500		$459,264
West Contra Costa Unified School District, Series B (GO) (BAM) 5.00%, 08/01/49 (c)	1,000		1,052,677
			83,446,531
Colorado: 1.8%
Arapahoe County, Cherry Creek Colorado School District No 5. (GO) (SAW) 5.25%, 12/15/43 (c)	1,000		1,081,376
Board of Governors of Colorado State University System, Series C (RB) 4.00%, 03/01/47 (c)	1,050		924,213
Canyons Metropolitan District No. 5, Limited Tax, Series A (GO) (BAM) 5.00%, 12/01/49 (c)	1,000		1,002,188
City of Colorado Springs, Utilities System, Series C (RB) 5.00%, 11/15/50 (c)	600		615,447
City of Westminster, Colorado Water & Wastewater Utility (RB) 5.00%, 12/01/54 (c)	1,000		1,034,844
Colorado Bridge and Tunnel, Enterprise Infrastructure, Series A (RB) (AGM) 5.25%, 12/01/49 (c)	500		526,644
Colorado Health Facilities Authority Hospital, Series A (RB) (SBG) 4.00%, 11/15/43 (c)	685		627,425
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB) 5.50%, 11/01/47 (c)	1,000		1,041,196
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/49 (c)	500		380,121
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/44 (c)	500		496,761
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/51 (c)	250		244,002
Weld County School District No. 5J (GO) (SAW) 4.00%, 12/01/45 (c)	1,000		932,045
Weld County School District No. 6 (GO) (SAW) 4.00%, 12/01/45 (c)	800		753,074
			9,659,336
	Par (000’s	)	Value
Connecticut: 0.6%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series A (RB)
4.60%, 11/15/49 (c)	$1,000		$981,295
4.70%, 11/15/43 (c)	500		500,460
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 12/01/45 (c)	750		748,003
State of Connecticut Special Tax, Series A-2 (RB) 5.00%, 07/01/42 (c)	1,000		1,069,207
			3,298,965
Delaware: 0.1%
State of Delaware, Series A (GO) 4.00%, 05/01/42 (c)	500		490,671
District of Columbia: 1.2%
District of Columbia, Children’s Hospital (RB) 5.00%, 07/15/44 (c)	500		500,062
District of Columbia, Income Tax, Series C (RB) 4.00%, 05/01/45 (c)	805		747,408
District of Columbia, Series A (RB)
2.62%, 03/01/45 (c)	575		399,870
5.00%, 07/01/48 (c)	500		494,912
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series A (RB) (AGM) 4.00%, 10/01/52 (c)	1,000		876,856
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series B (RB) 4.00%, 10/01/49 (c)	1,250		1,080,053
Washington Metropolitan Area Transit Authority, Series A (RB)
3.00%, 07/15/43 (c)	750		578,509
4.00%, 07/15/46 (c)	1,000		899,495
5.00%, 07/15/48 (c)	1,000		1,031,521
			6,608,686
Florida: 4.6%
Brevard County, Florida Health Facilities Authority, Series A (RB) 5.00%, 04/01/52 (c)	1,055		1,052,393
City of Cape Coral, Florida Water and Sewer (RB) (BAM) 5.25%, 10/01/53 (c)	1,000		1,056,529

See Notes to Financial Statements

88

	Par (000’s	)	Value
Florida (continued)
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB)
4.00%, 11/01/45 (c)	$1,000		$882,985
5.00%, 11/01/50 (c)	2,000		1,918,457
City of Tampa, Florida Water & Wastewater System, Series A (RB) (BAM-TCRS) 5.00%, 10/01/47 (c)	500		522,600
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/49 (c)	500		503,098
County of Broward, Florida Tourist Development, Convention Center Expansion Project (RB)
4.00%, 09/01/47 (c)	1,000		883,986
4.00%, 09/01/51 (c)	1,010		879,435
County of Miami-Dade, Florida Seaport, Series A (RB) (AGM) 4.00%, 10/01/49 (c)	2,000		1,811,881
County of Miami-Dade, Florida Water and Sewer System (RB) 4.00%, 10/01/48 (c)	1,000		900,434
County of Miami-Dade, Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/51 (c)	500		439,507
County of Palm Beach, Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 05/15/53 (c)	330		267,397
County of Saint Luce, School Board, Series A (CP) (AGM) 5.00%, 07/01/48 (c)	1,000		1,027,706
County of Sarasota, Florida Utility System, Series A (RB) 5.00%, 10/01/50 (c)	500		513,448
Florida Atlantic University Finance Corp. (RB) 5.00%, 07/01/49 (c)	500		512,876
Florida Higher Educational Facilities Financial Authority, Rollins College Project, Series A (RB) 4.00%, 12/01/50 (c)	750		645,890
Florida Housing Finance Corp., Homeowner Mortgage (RB) 6.25%, 01/01/55 (c)	1,000		1,088,714
Fort Pierce Utilities Authority, Series A (RB) (AGM) 4.00%, 10/01/52 (c)	1,000		900,262
Halifax Hospital Medical Center (RB) 4.00%, 06/01/46 (c)	525		463,347
	Par (000’s	)	Value
Florida (continued)
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 08/01/51 (c)	$500		$283,866
Hillsborough County, Industrial Development Authority Health System, Series C (RB) 5.50%, 11/15/54 (c)	1,000		1,070,683
Jea Water and Sewer System, Series A (RB) 5.25%, 10/01/49 (c)	1,000		1,053,702
Lee County Industrial Development Authority, Healthcare Facilities, Series C (RB) 5.00%, 11/15/44 (c)	1,000		994,481
North Broward Hospital District, Broward Health, Series B (RB) 5.00%, 01/01/48 (c)	1,000		995,275
Orange County Health Facilities Authority, Orlando Health, Series A (RB)
4.50%, 10/01/56 (c)	750		712,822
5.25%, 10/01/56 (c)	1,000		1,025,041
Orange County Health Facilities Authority, Series A (RB) 5.00%, 10/01/47 (c)	1,000		999,708
Palm Beach County, Health Facilities Authority, Baptist Health (RB) (SBG) 3.00%, 08/15/44 (c)	1,000		767,151
South Broward Hospital District, Series A (RB) 3.00%, 05/01/46 (c)	750		590,528
			24,764,202
Georgia: 2.0%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Inc., Series A (RB) 4.00%, 07/01/44 (c)	660		597,844
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 11/01/45 (c)	1,000		890,702
County of Burke, Development Authority, Series D (RB) 4.12%, 11/01/45 (c)	260		231,583
County of Fulton, Georgia Water and Sewerage, Series A (RB) 2.25%, 01/01/43 (c)	500		334,224
Fayette County Development Authority, Soccer Federation, Inc. Project (RB) 5.25%, 10/01/54 (c)	1,250		1,286,728

See Notes to Financial Statements

89

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Georgia (continued)
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 4.00%, 02/15/45 (c)	$1,295		$1,154,929
Georgia State Housing & Finance Authority, Series A (RB) 4.70%, 12/01/55 (c)	1,000		990,795
Georgia State Road and Tollway Authority, Managed Lane System, Series A (RB) 3.00%, 07/15/51 (c)	500		361,431
Macon Water Authority (RB) 5.00%, 10/01/54 (c)	500		517,178
Main Street Natural Gas, Inc., Series C (RB) 5.00%, 05/15/49	990		1,002,138
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/47 (c)	1,000		747,712
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Series A (RB)
4.50%, 07/01/63 (c)	500		468,268
5.00%, 01/01/49 (c)	1,000		992,119
Municipal Electric Authority of Georgia, Series A (RB)
5.00%, 01/01/63 (c)	500		496,841
5.25%, 01/01/49 (c)	500		526,013
			10,598,505
Hawaii: 0.3%
City and County of Honolulu, Series C (GO) 4.00%, 08/01/43 (c)	750		705,930
City and County of Honolulu, Wastewater System, Seies A (RB) 5.25%, 07/01/54 (c)	1,000		1,052,163
			1,758,093
Idaho: 0.1%
Idaho Housing and Finance Association, Single Family Mortgage, Series A (RB) 4.60%, 01/01/49 (c)	720		706,089
Illinois: 3.9%
City of Chicago, Second Lien Water Project, Series A (RB) (AGM) 5.25%, 11/01/53 (c)	500		516,573
City of Chicago, Series A (GO)
5.00%, 01/01/44 (c)	1,000		945,714
5.00%, 01/01/44 (c)	750		736,822
5.00%, 01/01/45 (c)	750		725,302
5.50%, 01/01/43 (c)	750		762,381
	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Wastewater Transmission Project, Series A (RB) (AGM)
5.25%, 01/01/53 (c)	$500		$521,627
5.50%, 01/01/62 (c)	1,550		1,616,400
Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB) 5.00%, 08/15/44 (c)	1,000		972,686
Illinois Housing Development Authority (RB) 6.00%, 10/01/55 (c)	785		860,837
Illinois Housing Development Authority, Series A (RB) 4.75%, 10/01/49 (c)	490		488,113
Illinois Housing Development Authority, Series G (RB) 5.00%, 10/01/46 (c)	795		801,326
Illinois Housing Development Authority, Series K (RB) (FNMA/GNMA/FHLMC COLL) 5.35%, 04/01/47 (c)	755		766,989
Illinois State Toll Highway Authority, Series A (RB)
4.00%, 01/01/44 (c)	1,005		940,696
4.00%, 01/01/46 (c)	1,000		924,575
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
4.00%, 12/15/47 (c)	1,500		1,252,975
5.00%, 06/15/53 (c)	735		716,808
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO) 4.00%, 12/01/46 (c)	1,500		1,373,078
Sales Tax Securitization Corp., Series A (RB) 4.00%, 01/01/48 (c)	1,000		874,599
Sales Tax Securitization Corp., Series A (RB) (BAM-TCRS) 4.00%, 01/01/48 (c)	1,000		885,767
St Clair County Community Unit School District No. 187, Series A (RB) (AGM) 5.00%, 01/01/54 (c)	1,000		1,021,312
State of Illinois (GO) (AGC) 5.75%, 05/01/45 (c)	750		782,972
State of Illinois, Series A (GO) 5.00%, 03/01/46 (c)	1,250		1,253,586
State of Illinois, Series B (GO) 5.25%, 05/01/49 (c)	500		507,367
State of Illinois, Series C (GO) 4.00%, 11/01/44 (c)	900		773,149
			21,021,654

See Notes to Financial Statements

90

	Par (000’s	)	Value
Indiana: 1.1%
Fishers Town Hall Building Corp., Series A (RB) 5.62%, 07/15/48 (c)	$1,000		$1,099,521
Indiana Finance Authority, Health Facility (RB) 5.25%, 03/01/54 (c)	1,500		1,508,630
Indiana Housing and Community Development Authority, Single Family Mortgage, Series B-1 (RB) 4.75%, 07/01/49 (c)	500		499,193
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A (RB)
5.00%, 02/01/49 (c)	500		504,699
5.00%, 02/01/54 (c)	1,000		1,003,413
Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel (RB) (BAM) 5.00%, 03/01/53 (c)	1,000		1,022,202
			5,637,658
Iowa: 0.4%
Iowa Finance Authority, Series A (RB) 5.00%, 08/01/49 (c)	530		545,158
Iowa Finance Authority, Single Family Mortgage, Series C (RB)
4.65%, 07/01/49 (c)	1,000		987,189
4.85%, 07/01/43 (c)	500		499,766
			2,032,113
Kansas: 0.2%
Wyandotte County, Unified School District No. 500 (GO) (BAM) 5.25%, 09/01/55 (c)	1,000		1,041,319
Kentucky: 0.3%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/48 (c)	1,225		1,074,278
Kentucky State Property & Building Commission (RB) 5.00%, 10/01/44 (c)	500		519,807
			1,594,085
Louisiana: 0.7%
City of Shreveport, Louisiana Water and Sewer, Series B (RB) (AGM) 4.00%, 12/01/49 (c)	700		604,762
Louisiana Stadium and Exposition District, Series A (RB) 5.25%, 07/01/53 (c)	1,500		1,538,192
	Par (000’s	)	Value
Louisiana (continued)
State of Louisiana, Series A (GO) 4.00%, 04/01/43 (c)	$1,500		$1,402,092
			3,545,046
Maine: 0.3%
Maine Health & Higher Educational Facilities Authority (RB) 5.25%, 10/01/54 (c)	1,000		1,039,336
Maine Turnpike Authority (RB) 4.00%, 07/01/50 (c)	750		667,372
			1,706,708
Maryland: 1.4%
County of Baltimore, Metropolitan District (GO) 5.00%, 03/01/49 (c)	1,000		1,043,579
Maryland Community Development Administration, Villages at Marley Station, Series D-1 (RB) 4.35%, 02/01/44	1,000		973,613
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Series B (RB) 4.00%, 01/01/51 (c)	500		415,098
Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center, Series A (RB) 3.00%, 07/01/46 (c)	500		387,317
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health (RB) 5.00%, 07/01/47 (c)	1,000		987,258
Maryland Health and Higher Educational Facilities Authority, Series A (RB) 5.25%, 07/01/52 (c)	750		764,901
Maryland Stadium Authority, Built to Learn, Series A (RB) 4.00%, 06/01/52 (c)	1,000		916,662
Maryland Stadium Authority, Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/42 (c)	1,000		1,022,785
Montgomery County, Trinity Health Credit Group, Series MD (RB) 5.00%, 12/01/44 (c)	1,000		996,169
			7,507,382
Massachusetts: 4.3%
Commonwealth of Massachusetts Transportation, Series A (RB) 3.00%, 06/01/50 (c)	800		583,668

See Notes to Financial Statements

91

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts Transportation, Series B (RB)
5.00%, 06/01/52 (c)	$2,000		$2,045,701
5.00%, 06/01/54 (c)	750		778,421
Commonwealth of Massachusetts, Series A (GO)
5.00%, 04/01/42 (c)	275		276,865
5.00%, 01/01/45 (c)	1,000		1,011,226
5.00%, 01/01/49 (c)	1,000		1,010,705
5.00%, 01/01/49 (c)	500		518,221
5.00%, 04/01/50 (c)	750		779,662
5.00%, 05/01/53 (c)	1,000		1,031,418
Commonwealth of Massachusetts, Series B (GO)
2.12%, 04/01/51 (c)	1,300		730,201
5.00%, 11/01/52 (c)	1,190		1,220,100
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/48 (c)	360		266,067
Commonwealth of Massachusetts, Series D (GO)
5.00%, 07/01/45 (c)	750		770,699
5.00%, 10/01/53 (c)	1,000		1,032,727
Commonwealth of Massachusetts, Series E (GO)
5.00%, 11/01/45 (c)	605		622,689
5.00%, 11/01/50 (c)	1,000		1,018,759
Massachusetts Bay Transportation Authority, Sales Tax, Series A (RB)
4.00%, 07/01/51 (c)	800		735,782
4.00%, 07/01/53 (c)	1,000		909,051
Massachusetts Clean Water Trust, Series B (RB) 5.00%, 02/01/43 (c)	750		804,879
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB) 5.00%, 07/01/53 (c)	1,500		1,500,445
Massachusetts Development Finance Agency, Boston Medical Center, Series D (RB) 5.00%, 07/01/44 (c)	500		490,942
Massachusetts Development Finance Agency, Boston Medical Center, Series G (RB) 5.25%, 07/01/52 (c)	1,000		1,000,093
Massachusetts Development Finance Agency, Boston University, Series FF (RB) 5.00%, 10/01/48 (c)	1,105		1,148,493
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB) 5.25%, 07/01/55 (c)	895		895,129
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Port Authority, Series B (RB) (SBG) 5.00%, 07/01/44 (c)	$305		$311,423
Massachusetts School Building Authority, Sales Tax, Series A (RB)
5.00%, 02/15/44 (c)	555		567,845
5.00%, 08/15/50 (c)	750		764,597
			22,825,808
Michigan: 2.0%
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/46 (c)	390		383,775
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/46 (c)	570		571,729
Karegnondi Water Authority, Counties of Genesee, Lapeer, and Sanilac (RB) (BAM) 5.00%, 11/01/43 (c)	750		790,844
Lansing Board of Water and Light, Michigan Utility System, Series A (RB) 5.00%, 07/01/49 (c)	1,000		1,032,833
Michigan Finance Authority, Beaumont Health, Series A (RB) 5.00%, 11/01/44 (c)	1,000		999,062
Michigan Finance Authority, McLaren Health Care, System A (RB) 4.00%, 02/15/47 (c)	1,000		899,406
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 5.00%, 12/01/42 (c)	500		504,127
Michigan Finance Authority, Wayne Criminal (RB) (BAM-TCRS) 4.00%, 11/01/48 (c)	1,000		893,728
Michigan State Building Authority, Facilities Program, Series I (RB) 5.00%, 10/15/50 (c)	500		500,775
Michigan State Housing Development Authority, Rental Housing, Series A (RB)
3.35%, 10/01/49 (c)	500		385,774
3.60%, 10/01/60 (c)	1,000		790,252
4.88%, 10/01/43 (c)	1,000		982,148
Michigan State University, Board of Trustee, Series B (RB) 5.00%, 02/15/48 (c)	765		774,148

See Notes to Financial Statements

92

	Par (000’s	)	Value
Michigan (continued)
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/46 (c)	$1,000		$1,053,065
			10,561,666
Minnesota: 0.8%
Duluth Economic Development Authority, Minnesota Health Facilities, Series A (RB) 5.25%, 02/15/58 (c)	1,000		1,004,878
Minneapolis St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/52 (c)	1,000		1,019,846
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/51 (c)	530		322,177
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 07/01/45 (c)	890		571,221
3.00%, 01/01/51 (c)	310		303,710
Minnesota Housing Finance Agency Residential Housing, Series M (RB) 5.15%, 07/01/45 (c)	485		501,928
St. Louis Park Independent School District No. 283, Series A (GO) (SD CRED PROG) 4.25%, 02/01/43 (c)	500		500,032
			4,223,792
Mississippi: 0.2%
Mississippi Home Corp., Single Family Mortgage, Series C (RB) 4.85%, 12/01/54 (c)	1,000		1,001,754
Missouri: 0.8%
County of Jackson, Series A (RB)
4.25%, 12/01/53 (c)	1,000		933,000
4.38%, 12/01/58 (c)	1,000		944,187
Missouri Housing Development Commission, Single Family Mortgage, Series G (RB) 4.35%, 11/01/44 (c)	500		497,554
Missouri State, Health & Educational Facilities Authority, Mercy Health, Series F (RB)
4.25%, 04/01/55 (c)	1,000		917,981
5.00%, 11/15/45 (c)	1,000		986,127
			4,278,849
Nebraska: 0.9%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB) 5.00%, 09/01/42	500		519,794
	Par (000’s	)	Value
Nebraska (continued)
City of Omaha and County of Douglas, Public Building, Series B (GO) 4.00%, 05/01/50 (c)	$550		$491,755
Nebraska Investment Finance Authority, Single Family Housing, Series A (RB) 4.65%, 09/01/55 (c)	2,000		1,956,211
Nebraska Investment Finance Authority, Single Family Housing, Series E (RB) 4.80%, 09/01/53 (c)	500		503,425
University of Nebraska Facilities Corp., Series A (RB)
4.00%, 07/15/59 (c)	750		665,715
4.00%, 07/15/62 (c)	500		440,777
			4,577,677
Nevada: 0.4%
City of Carson, Nevada Hospital, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/42 (c)	390		382,435
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/50 (c)	675		602,071
County of Clarke, School District, Limited Tax, Series A (GO) 4.00%, 06/15/42 (c)	500		470,784
Las Vegas Convention and Visitors Authority, Series B (RB) 4.00%, 07/01/49 (c)	1,000		862,022
			2,317,312
New Hampshire: 0.3%
National Finance Authority Hospital, St. Lukes University Health Network Project, Series B (RB) (AGM) 3.00%, 08/15/46 (c)	1,975		1,553,847
New Jersey: 2.7%
New Jersey Economic Development Authority School Facilities, Series FFF (RB) 4.62%, 06/15/48 (c)	1,000		966,306
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series B (RB) 5.25%, 03/01/54 (c)	1,000		1,062,698
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System (RB) 2.50%, 07/01/51 (c)	490		289,548

See Notes to Financial Statements

93

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Housing and Mortgage Finance Agency, Single Family Housing (RB) 4.80%, 10/01/53 (c)	$500		$503,572
New Jersey Housing and Mortgage Finance Agency, Single Family Housing, Series K (RB) 4.55%, 10/01/44 (c)	1,000		991,744
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/45 (c)	1,500		1,353,409
4.50%, 06/15/49 (c)	590		561,236
4.50%, 06/15/49 (c)	320		336,672
New Jersey Transportation Trust Fund Authority, Series BB (RB)
3.50%, 06/15/46 (c)	365		294,905
4.00%, 06/15/44 (c)	1,000		912,630
5.00%, 06/15/46 (c)	1,000		1,020,438
5.25%, 06/15/50 (c)	1,000		1,036,432
New Jersey Transportation Trust Fund Authority, Series CC (RB) 5.25%, 06/15/55 (c)	1,000		1,038,423
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/48 (c)	1,000		902,504
4.00%, 01/01/51 (c)	1,000		907,277
New Jersey Turnpike Authority, Series B (RB) 5.25%, 01/01/49 (c)	1,500		1,588,783
South Jersey Transportation Authority, Transportation System, Series A (RB) 5.00%, 11/01/45 (c)	500		505,771
			14,272,348
New Mexico: 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series C (RB) 4.95%, 09/01/45 (c)	750		756,351
New Mexico Mortgage Finance Authority, Single Family Mortgage, Series F (RB) 3.05%, 07/01/44 (c)	290		230,791
			987,142
New York: 21.1%
City of New York, Series A (GO) 4.00%, 08/01/50 (c)	1,000		884,596
City of New York, Series C (GO) 5.25%, 09/01/50 (c)	1,000		1,055,025
City of New York, Series D (GO) (BAM)
4.00%, 03/01/50 (c)	1,000		885,341
5.00%, 03/01/43 (c)	750		773,575
	Par (000’s	)	Value
New York (continued)
City of New York, Series F (GO) 5.00%, 03/01/50 (c)	$1,000		$1,020,714
City of New York, Series G (GO) 5.25%, 02/01/53 (c)	4,000		4,221,182
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/50 (c)	900		808,025
Dutchess County Local Development Corp., Bard College Project, Series A (RB) 5.00%, 07/01/51 (c)	1,000		984,685
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/42 (c)	645		649,405
Hudson Yards Infrastructure Corp., Series A (RB) (AGM) 4.00%, 02/15/47 (c)	1,000		911,839
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/42 (c)	1,000		1,009,496
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/45 (c)	1,000		999,966
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/51 (c)	1,000		906,250
5.25%, 11/15/49 (c)	1,500		1,547,114
5.25%, 11/15/55 (c)	1,000		1,038,144
Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/44 (c)	715		729,626
Metropolitan Transportation Authority, Series A-1 (RB)
4.00%, 11/15/43 (c)	400		352,258
4.00%, 11/15/49 (c)	1,000		865,981
5.00%, 11/15/45 (c)	590		590,350
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/51 (c)	500		498,077
Metropolitan Transportation Authority, Series C-1 (RB)
4.75%, 11/15/45 (c)	1,000		986,332
5.25%, 11/15/56 (c)	1,050		1,052,937
Metropolitan Transportation Authority, Series D (RB)
4.00%, 11/15/42 (c)	1,245		1,117,238
4.00%, 11/15/46 (c)	250		215,137
Monroe County Industrial Development Corp. Rochester Regional Health Project, Series A (RB) 4.00%, 12/01/46 (c)	650		564,901
MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/56 (c)	1,000		994,133

See Notes to Financial Statements

94

	Par (000’s	)	Value
New York (continued)
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/49 (c)	$500		$456,228
New York City Housing Development Corp., Housing Impact, Series A (RB) 4.80%, 02/01/53 (c)	500		500,299
New York City Housing Development Corp., Multi-Family Housing, Series A-1 (RB)
4.75%, 11/01/54 (c)	1,000		998,862
4.85%, 11/01/53 (c)	1,500		1,504,862
New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 4.85%, 11/01/53 (c)	750		754,686
New York City Housing Development Corp., Multi-Family Housing, Series F-1 (RB) 4.55%, 11/01/54 (c)	1,000		979,782
New York City Housing Development Corp., Multi-Family Housing, Series J (RB) 3.05%, 11/01/49 (c)	555		403,141
New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB) 4.00%, 06/15/44 (c)	1,500		1,394,453
New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB)
4.00%, 06/15/50 (c)	1,000		914,982
5.00%, 06/15/48 (c)	850		874,885
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB)
4.00%, 06/15/45 (c)	2,000		1,846,553
5.00%, 06/15/44 (c)	955		992,835
5.00%, 06/15/49 (c)	1,000		1,017,270
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB)
3.75%, 06/15/47 (c)	710		581,892
4.00%, 06/15/45 (c)	1,500		1,378,446
5.00%, 06/15/52 (c)	1,000		1,027,303
5.25%, 06/15/54 (c)	1,500		1,579,099
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) (FHA 542(C)) 5.00%, 06/15/51 (c)	500		513,051
New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 4.12%, 06/15/47 (c)	1,000		944,735
	Par (000’s	)	Value
New York (continued)
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/45 (c)	$1,000		$1,039,786
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 3.00%, 07/15/49 (c)	350		244,428
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.38%, 05/01/53 (c)	500		472,054
5.25%, 05/01/50 (c)	1,000		1,051,765
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
3.00%, 11/01/47 (c)	1,930		1,375,496
4.00%, 08/01/42 (c)	1,500		1,419,618
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.25%, 05/01/48 (c)	1,000		1,055,040
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/42 (c)	1,120		1,056,170
4.00%, 05/01/44 (c)	1,000		929,702
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
5.00%, 05/01/49 (c)	1,085		1,123,425
5.00%, 05/01/50 (c)	1,200		1,240,344
5.25%, 05/01/48 (c)	1,750		1,855,463
5.50%, 05/01/52 (c)	2,000		2,142,456
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 4.00%, 11/01/47 (c)	500		453,799
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
2.25%, 02/01/51 (c)	650		366,366
4.00%, 02/01/44 (c)	1,000		907,200
5.00%, 02/01/43 (c)	1,000		1,004,992
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
4.00%, 02/01/51 (c)	1,000		892,872
5.25%, 02/01/47 (c)	1,000		1,052,299

See Notes to Financial Statements

95

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
New York City Water and Sewer System, Series BB (RB) 4.00%, 06/15/50 (c)	$640		$585,588
New York City, Series D (GO) 4.00%, 04/01/50 (c)	1,000		889,938
New York City, Series D-1 (GO) 5.00%, 12/01/43 (c)	1,000		1,021,916
New York Liberty Development Corp., 1 World Trade Center Project (RB) 4.00%, 02/15/43 (c)	620		569,292
New York Liberty Development Corp., 4 World Trade Center Project, Series A (RB) (BAM-TCRS) 3.00%, 11/15/51 (c)	2,125		1,480,186
New York Liberty Development Corp., 7 World Trade Center Project, Series A (RB) 3.00%, 09/15/43 (c)	1,495		1,145,321
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Series 1 (RB) 5.25%, 07/01/54 (c)	1,000		1,046,709
New York State Dormitory Authority, New School, Series A (RB)
4.00%, 07/01/43 (c)	475		434,474
5.00%, 07/01/46 (c)	420		420,211
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/49 (c)	1,000		1,017,570
New York State Dormitory Authority, Northwell Health, Series A (RB)
5.00%, 05/01/52 (c)	1,300		1,315,501
5.25%, 05/01/54 (c)	1,000		1,032,804
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
5.00%, 03/15/49 (c)	500		510,829
5.25%, 03/15/52 (c)	800		841,817
New York State Dormitory Authority, Personal Income Tax, Series B (RB) 5.00%, 02/15/42 (c)	1,500		1,512,717
New York State Dormitory Authority, Sales Tax, Series E (RB) 5.00%, 03/15/48 (c)	500		504,726
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/48 (c)	550		471,950
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/47 (c)	$800		$715,276
4.00%, 03/15/49 (c)	1,000		930,653
5.00%, 03/15/45 (c)	1,000		1,011,782
5.00%, 03/15/49 (c)	1,000		1,037,299
New York State Dormitory Authority, White Plants Hospital (RB) (AGC) 5.50%, 10/01/54 (c)	2,250		2,375,624
New York State Mortgage Agency, Homeowner Mortgage (RB) 4.90%, 10/01/53 (c)	1,340		1,357,414
New York State Mortgage Agency, Homeowner Mortgage (RB) (SBG) 2.55%, 04/01/50 (c)	330		207,601
New York State Power Authority, Series A (RB) 4.00%, 11/15/50 (c)	500		449,697
New York State Thruway Authority, Junior Indebtedness, Series B (RB) 4.00%, 01/01/45 (c)	1,440		1,306,257
New York State Thruway Authority, Personal Income Tax, Series A (RB) 4.00%, 03/15/55 (c)	500		442,140
New York State Thruway Authority, Series P (RB) 5.25%, 01/01/54 (c)	1,000		1,049,821
New York State Urban Development Corp., Personal Income Tax (RB) 5.00%, 03/15/63 (c)	2,000		2,048,372
New York State Urban Development Corp., Personal Income Tax, Series A (RB)
4.00%, 03/15/53 (c)	1,000		890,641
5.00%, 03/15/43 (c)	500		508,951
New York State Urban Development Corp., Personal Income Tax, Series C (RB)
3.00%, 03/15/48 (c)	550		395,570
5.00%, 03/15/47 (c)	2,000		2,051,292
New York State Urban Development Corp., Personal Income Tax, Series E (RB) 3.00%, 03/15/49 (c)	1,735		1,230,677
New York State Urban Development Corp., State Sales Tax, Series A (RB) 3.00%, 03/15/50 (c)	1,000		715,507
New York State, Dormitory Authority, Personal Income Tax, Series D (RB) 5.00%, 02/15/48 (c)	820		836,366

See Notes to Financial Statements

96

	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/42 (c)	$925		$838,378
Port Authority of New York & New Jersey (RB) 5.00%, 09/01/49 (c)	1,000		1,038,710
Triborough Bridge and Tunnel Authority Sales Tax, Series A (RB) 4.25%, 05/15/58 (c)	1,000		917,477
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A (RB) 5.25%, 12/01/47 (c)	1,000		1,061,924
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series B (RB)
5.00%, 05/15/56 (c)	500		502,264
5.25%, 11/15/53 (c)	750		782,090
5.25%, 05/15/54 (c)	2,000		2,107,784
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
4.00%, 05/15/51 (c)	750		683,808
5.00%, 05/15/51 (c)	1,000		1,024,828
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series D (RB) 4.50%, 05/15/47 (c)	500		501,184
Triborough Bridge and Tunnel Authority, Series A (RB)
5.00%, 11/15/49 (c)	1,000		1,016,435
5.00%, 11/15/51 (c)	1,000		1,018,388
5.00%, 11/15/54 (c)	750		759,129
5.25%, 12/01/54 (c)	1,000		1,050,526
5.50%, 12/01/59 (c)	1,500		1,592,062
			113,266,442
North Carolina: 1.1%
North Carolina Housing Finance Agency, Home Ownership (RB) 4.88%, 07/01/42 (c)	495		504,946
North Carolina Housing Finance Agency, Home Ownership, Series A (RB) 4.38%, 07/01/44 (c)	1,000		997,319
North Carolina Turnpike Authority Triangle Expressway System Senior Lien (RB) 5.00%, 01/01/49 (c)	750		745,113
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/44 (c)	500		503,704
	Par (000’s	)	Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB) (AGM) 5.00%, 01/01/58 (c)	$3,350		$3,373,863
			6,124,945
North Dakota: 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 4.70%, 07/01/47 (c)	1,000		996,613
Ohio: 2.0%
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB) 4.00%, 06/01/48 (c)	1,000		840,132
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/57 (c)	1,000		941,311
5.25%, 02/15/47 (c)	1,000		994,489
5.50%, 02/15/57 (c)	1,000		991,419
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,000		1,042,111
County of Franklin, Ohio Various Purpose Sales Tax (RB) 5.00%, 06/01/48 (c)	1,075		1,087,627
County of Hamilton, Ohio Healthcare Improvement, Life Enriching Communities Project (RB) 5.00%, 01/01/46 (c)	250		243,054
County of Hamilton, Ohio Hospital Facilities, TriHealth, Inc. (RB) 5.00%, 08/15/42 (c)	1,000		1,004,803
Ohio State University, Series A (RB) 4.00%, 12/01/48 (c)	1,000		897,107
Ohio Water Development Authority Water Pollution Control Loan Fund (RB) 5.00%, 12/01/44 (c)	750		795,133
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B (RB) 5.00%, 12/01/53 (c)	500		502,257
University of Cincinnati, Series A (RB) 5.25%, 06/01/49 (c)	1,500		1,575,065
			10,914,508

See Notes to Financial Statements

97

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Oklahoma: 0.6%
Oklahoma Turnpike Authority (RB) 5.50%, 01/01/54 (c)	$750		$808,406
Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/48 (c)	700		645,984
Oklahoma Water Resources Board, Series C (RB) 4.00%, 10/01/49 (c)	750		681,513
University of Oklahoma, Series A (RB) (BAM) 5.00%, 07/01/49 (c)	835		863,434
			2,999,337
Oregon: 1.0%
City of Portland, Oregon Second Lien, Series A (RB) 5.00%, 10/01/54 (c)	750		771,423
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 12/01/42 (c)	500		529,985
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/42 (c)	550		348,353
3.25%, 06/15/42 (c)	295		246,520
Oregon Health and Science University, Series A (RB) 4.00%, 07/01/51 (c)	1,000		911,515
State of Oregon, Series A (GO) 5.25%, 05/01/45 (c)	1,000		1,082,836
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/44 (c)	935		711,100
University of Oregon, Series A (RB) 5.00%, 04/01/50 (c)	1,000		1,023,208
			5,624,940
Pennsylvania: 4.2%
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) 4.00%, 09/01/50 (c)	645		535,697
City of Philadelphia, Pennsylvania Gas Works (RB) 5.00%, 08/01/47 (c)	805		807,860
City of Philadelphia, Pennsylvania Water & Wastewater, Series A (RB)
5.00%, 10/01/47 (c)	500		501,539
5.00%, 10/01/52 (c)	500		500,570
City of Philadelphia, Pennsylvania Water & Wastewater, Series C (RB) (AGC)
5.25%, 09/01/49 (c)	500		524,997
5.25%, 09/01/54 (c)	500		521,435
	Par (000’s	)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania (GO) 4.00%, 08/15/43 (c)	$1,000		$947,789
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 07/01/46 (c)	1,170		1,050,145
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/50 (c)	1,750		1,751,577
Lancaster County, Hospital Authority, Penn State Health (RB) 5.00%, 11/01/51 (c)	1,000		990,311
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project, Series B-2 (RB) 5.25%, 07/01/46 (c)	1,000		1,012,796
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B-1 (RB) (AGC) 4.25%, 11/01/48 (c)	1,000		908,463
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB)
4.75%, 04/01/53 (c)	1,000		991,178
4.80%, 10/01/51 (c)	1,000		1,000,826
4.85%, 10/01/43 (c)	500		499,715
5.00%, 10/01/43 (c)	1,000		1,022,058
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB) 3.65%, 10/01/42 (c)	260		232,973
Pennsylvania State University (RB) 5.25%, 09/01/53 (c)	1,000		1,045,403
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (AGM) 5.00%, 12/01/48 (c)	290		294,185
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (BAM)
3.00%, 12/01/51 (c)	1,000		713,084
4.00%, 12/01/51 (c)	1,000		920,598
Pennsylvania Turnpike Commission, Series A (RB) (AGM) 4.00%, 12/01/49 (c)	1,045		919,511
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/47 (c)	900		907,867
Pennsylvania Turnpike Commission, Series B (RB) 4.00%, 12/01/46 (c)	1,000		893,620

See Notes to Financial Statements

98

	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 12/01/45 (c)	$800		$826,212
Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/49 (c)	750		777,899
Philadelphia Authority for Industrial Development, Children’s Hospital, Series A (RB) 5.50%, 07/01/53 (c)	500		537,672
Upper Merion Area School District, Series A (GO) (SAW) 4.00%, 01/15/46 (c)	1,105		1,024,594
			22,660,574
Rhode Island: 0.3%
Providence Public Building Authority, Capital Improvement Program, Series A (RB) (AGC) 5.25%, 09/15/44 (c)	750		789,257
State of Rhode Island, Series A (GO) 4.12%, 08/01/42 (c)	600		599,703
			1,388,960
South Carolina: 1.5%
South Carolina Jobs-Economic Development Authority, Mercy Health, Series A (RB) 4.00%, 12/01/44 (c)	855		787,505
South Carolina Jobs-Economic Development Authority, Novant Health, Series A (RB)
4.25%, 11/01/47 (c)	750		715,116
4.50%, 11/01/54 (c)	1,000		942,840
South Carolina Jobs-Economic Development Authority, Prisma Health, Series A (RB) 5.00%, 05/01/48 (c)	1,000		989,924
South Carolina Public Service Authority, Santee Cooper, Series A (RB)
4.00%, 12/01/52 (c)	500		431,802
5.00%, 12/01/49 (c)	1,000		1,004,724
5.25%, 12/01/49 (c)	1,000		1,036,771
South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/55 (c)	1,500		1,502,086
University of South Carolina, Campus Village Project, Series A (RB) 5.00%, 05/01/46 (c)	820		845,777
			8,256,545
South Dakota: 0.2%
South Dakota Housing Development Authority, Homeownership Mortage, Series C (RB) 6.25%, 11/01/55 (c)	1,000		1,106,030
	Par (000’s	)	Value
Tennessee: 1.0%
Chattanooga Health Educational & Housing Facility Board (RB) 5.25%, 12/01/49 (c)	$1,000		$1,026,435
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB)
5.00%, 07/01/46 (c)	1,500		1,491,394
5.00%, 10/01/49 (c)	500		519,506
Tennessee Housing Development Agency, Residential Finance Program (RB) 2.95%, 07/01/49 (c)	335		241,418
Tennessee Housing Development Agency, Residential Finance Program, Series A (RB) 5.40%, 07/01/53 (c)	1,000		1,032,439
Tennessee State School Bond Authority, Higher Education Facilities, Series A (RB) 5.00%, 11/01/42 (c)	1,040		1,055,157
			5,366,349
Texas: 11.4%
Arlington Higher Education Finance Corp. (RB) 4.12%, 08/15/49 (c)	1,000		903,645
Arlington Higher Education Finance Corp., Harmony Public Schools, Series A (RB) 3.00%, 02/15/46 (c)	1,000		739,151
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB) 4.00%, 08/15/44 (c)	675		623,305
Arlington Texas, Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB) 4.50%, 08/15/55 (c)	1,000		963,550
Austin Independent School District, Unlimited Tax School Building (GO)
4.00%, 08/01/44 (c)	750		711,183
4.00%, 08/01/48 (c)	1,000		932,420
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/45 (c)	750		760,043
City of Austin, Texas Electricity Utility System, Series A (RB) 5.00%, 11/15/49 (c)	1,375		1,400,118
City of Austin, Waterwaste System (RB) 5.00%, 11/15/43 (c)	1,000		1,046,998

See Notes to Financial Statements

99

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
City of Corpus Christi, Texas Utility System (RB) 5.00%, 07/15/49 (c)	$1,000		$1,034,461
City of El Paso, Texas Combination Tax (GO) 4.00%, 08/15/45 (c)	950		852,427
City of Lubbock, Texas Electric Light & Power System (RB) 4.00%, 04/15/46 (c)	650		570,173
City of Royse, Independent School District (GO) 5.00%, 02/15/48 (c)	950		980,849
City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/44 (c)	500		514,669
City of San Antonio, Texas Electric & Gas Systems, Series B (RB) 5.00%, 02/01/54 (c)	1,000		1,026,990
City of San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.25%, 02/01/54 (c)	2,000		2,103,174
City of Seguin, Texas Combination Tax and Limited Pledge (GO) 5.25%, 09/01/58 (c)	1,000		1,046,821
Clifton Higher Education Finance Corp. (RB) 4.00%, 08/15/44 (c)	1,000		924,622
Conroe Independent School District (GO) 4.25%, 02/15/50 (c)	750		713,788
Conroe Independent School District, Unlimited Tax School (GO) 5.00%, 02/15/49 (c)	1,000		1,032,785
Crowley Independent School District (GO) 5.00%, 02/01/49 (c)	1,000		1,031,279
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/43 (c)	600		402,139
Dallas Fort Worth International Airport, Series B (RB) 4.00%, 11/01/45 (c)	1,000		925,202
Dallas Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/53 (c)	1,000		898,050
4.00%, 02/15/54 (c)	1,000		894,891
5.00%, 02/15/49 (c)	1,000		1,037,640
Denton Independent School District, Unlimited Tax School Building (GO) 5.00%, 08/15/48 (c)	1,000		1,036,224
	Par (000’s	)	Value
Texas (continued)
East Montgomery County, Improvement District Sales Tax (RB) (AGC) 5.25%, 08/15/49 (c)	$750		$788,954
El Paso Independent School District, Unlimited Tax School Building (GO)
4.00%, 08/15/48 (c)	205		212,806
4.00%, 08/15/48 (c)	795		730,601
Ford Bens County, Unlimited Tax Road (GO) 5.25%, 03/01/53 (c)	1,000		1,047,813
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 10/01/49 (c)	770		682,878
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 10/01/48 (c)	640		645,949
Harris County, Cultural Education Facilities Finance Corp., Houston Methodist Hospital (RB) 4.00%, 12/01/45 (c)	590		534,816
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 4.00%, 10/01/47 (c)	1,000		896,245
Harris County, Flood Control District, Series A (GO) 4.00%, 10/01/45 (c)	500		461,846
Harris County, Texas Toll Road, Series A (RB) 4.00%, 08/15/48 (c)	1,000		898,322
Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/43 (c)	1,000		1,064,749
Joshua Independent School District (GO) 4.00%, 08/15/49 (c)	750		682,419
Keller Independent School District (GO) 4.00%, 02/15/47 (c)	1,000		936,604
Lamar Consolidated Independent School District (GO) (AGM) 5.50%, 02/15/58 (c)	2,000		2,116,946
Leander Independent School District, Series A (GO) 0.00%, 08/16/42 (c) ^	900		388,761
Liberty Hill Independent School District (GO) 5.00%, 02/01/54 (c)	1,885		1,936,685

See Notes to Financial Statements

100

	Par (000’s	)	Value
Texas (continued)
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/45 (c)	$1,500		$1,500,795
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project, Series S (RB) 5.00%, 05/15/43 (c)	500		504,546
North Texas Tollway Authority System, Second Tier (RB) 4.25%, 01/01/49 (c)	750		652,880
Northwest Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/15/47 (c)	1,000		936,604
Pflugerville Independent School District, Unlimited Tax School Building, Series A (GO) 5.00%, 02/15/48 (c)	1,000		1,015,080
Rockwall Independent School District (GO) 4.00%, 02/15/53 (c)	1,000		892,324
San Jacinto College District, Series A (GO) 5.00%, 02/15/44 (c)	900		917,544
State of Texas, Department of Housing & Community Affairs, Residential Mortgage, Series A (RB) 5.25%, 01/01/53 (c)	1,000		1,021,828
Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center (RB) 5.25%, 12/01/49 (c)	1,000		1,049,711
Texarkana Independent School District, Unlimited Tax (GO) 4.00%, 02/15/53 (c)	1,000		892,324
Texas City, Independent School District, Unlimited Tax (GO) 4.00%, 08/15/53 (c)	1,015		904,781
Texas City, Independent School District, Unlimited Tax (RB) 5.00%, 10/15/53 (c)	1,000		1,035,219
Texas Department of Housing and Community Affairs, Residential Mortgage, Series B (RB) 5.25%, 07/01/53 (c)	1,000		1,020,253
Texas Water Development Board (RB)
4.00%, 10/15/45 (c)	500		465,016
4.80%, 10/15/52 (c)	1,000		1,016,770
Texas Water Development Board, Series A (RB)
4.00%, 10/15/49 (c)	990		897,638
5.00%, 10/15/43 (c)	840		855,478
	Par (000’s	)	Value
Texas (continued)
Texas Water Development Board, Series B (RB) 4.00%, 10/15/43 (c)	$1,000		$941,455
Tomball Independent School District, Unlimited Tax (GO) 4.00%, 02/15/45 (c)	1,000		936,599
University of Houston, Series A (RB) 5.00%, 02/15/56 (c)	500		512,476
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue (RB) 5.00%, 08/01/49 (c)	1,000		1,043,041
Waller Independent School District, Series A (GO) 4.00%, 02/15/48 (c)	500		458,544
Waxahachie Independent School District (GO) 4.00%, 02/15/49 (c)	750		687,886
Weslaco Independent School District (GO) 4.12%, 02/15/49 (c)	1,470		1,374,726
Ysleta Independent School District (GO) 5.00%, 08/15/56 (c)	500		509,553
			61,176,062
Utah: 0.5%
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/43 (c)	360		364,050
University of Utah, Board of Higher Education, Series A (RB)
4.00%, 08/01/51 (c)	1,000		909,794
5.00%, 08/01/46 (c)	1,160		1,197,641
Utah County, IHC Health Services, Inc., Series B (RB) 3.00%, 05/15/47 (c)	210		163,438
			2,634,923
Virginia: 1.3%
County of Fairfax, Industrial Development Authority, Inova Health System Project (RB) 5.00%, 05/15/51 (c)	1,000		1,037,813
County of Fairfax, Industrial Development Authority, Inova Health System Project, Series A (RB) 4.00%, 05/15/48 (c)	1,000		917,207
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/57 (c)	600		538,238
5.00%, 07/01/50 (c)	625		636,741
5.00%, 07/01/60 (c)	500		507,989

See Notes to Financial Statements

101

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Virginia (continued)
University of Virginia, Series A (RB) 5.00%, 04/01/42 (c)	$1,000		$1,013,527
Virginia Housing Development Authority, Series K (RB) 2.55%, 12/01/46 (c)	1,000		665,635
Virginia Small Business Financing Authority, Series A (RB)
4.00%, 01/01/45 (c)	500		433,546
5.50%, 12/01/54 (c)	500		508,423
Williamsburg Economic Development Authority, Virginia Student Housing, William and Mary Project, Series A (RB) (AGM) 4.38%, 07/01/63 (c)	1,000		924,707
			7,183,826
Washington: 1.4%
City of Seattle, Washington Municipal Light and Power, Series A (RB)
4.00%, 05/01/45 (c)	1,000		907,090
5.00%, 03/01/53 (c)	1,000		1,027,489
Energy Northwest, Columbia Generating Station Electric, Series A (RB) 4.00%, 07/01/42 (c)	1,000		946,330
King County, Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/45 (c)	650		567,258
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/42 (c)	1,000		1,027,598
5.00%, 08/01/43 (c)	1,090		1,136,882
University of Washington, Series C (RB) 3.12%, 07/01/42 (c)	1,925		1,524,797
Washington State Housing Finance Commission, Radford Court and Nordheim Court Portfolio (RB) 5.00%, 07/01/54 (c)	500		485,135
			7,622,579
	Par (000’s	)	Value
West Virginia: 0.3%
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 4.38%, 06/01/53 (c)	$1,000		$926,447
West Virginia Parkways Authority, Turnpike Toll (RB) 5.00%, 06/01/47 (c)	620		626,313
			1,552,760
Wisconsin: 1.0%
Janesville Wisconsin School District, Series B (GO) 4.38%, 03/01/43 (c)	750		731,140
Public Finance Authority, Pooled Charter School (RB) 5.75%, 07/01/62 (c)	952		964,140
University of Wisconsin Hospitals and Clinics Authority, Series B (RB) 5.00%, 04/01/49 (c)	500		508,357
Wisconsin Health and Educational Facilities Authority, Children’s Hospital, Inc. (RB) 4.00%, 08/15/47 (c)	1,000		889,179
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 5.00%, 02/15/46 (c)	250		247,176
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB) 4.85%, 09/01/43 (c)	1,000		998,979
Wisconsin Housing and Economic Development Authority, Home Ownership, Series C (RB) 4.75%, 03/01/51 (c)	1,000		1,004,703
			5,343,674
Total Municipal Bonds: 98.5% (Cost: $560,183,511)			527,665,512
Other assets less liabilities: 1.5%			8,221,931
NET ASSETS: 100.0%			$535,887,443

See Notes to Financial Statements

102

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$527,665,512	$—	$527,665,512

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

103

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.9%
Alabama: 2.1%
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/52 (c) (p)	$2,000		$1,965,639
Black Belt Energy Gas District, Series C-1 (RB) 4.00%, 10/01/52 (c) (p)	500		499,170
City of Birmingham, Special Care Facilities Financing Authority, Methodist Home (RB) 5.50%, 06/01/30 (c)	500		491,066
County of Jefferson, Alabama Sewer (RB) 5.00%, 10/01/35 (c)	500		537,098
Energy Southeast, Cooperative District Energy Supply, Series B (RB) 5.25%, 07/01/54 (c) (p)	500		530,767
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/50 (p)	390		428,900
Southeast Alabama Gas Supply District, Series B (RB) 5.00%, 06/01/49 (c) (p)	1,000		1,046,172
Southeast Energy Authority, Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	1,000		1,030,293
			6,529,105
Arizona: 1.7%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB) 4.75%, 07/01/29 (c)	975		976,159
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB) 4.00%, 07/01/29 (c)	400		389,515
Arizona Industrial Development Authority, Pinecrest Academy of Nevada, Cadence Campus Project, Series A (RB) 4.00%, 07/15/30 (c)	390		381,769
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	398		373,088
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series B (RB) 5.00%, 07/01/30 (c)	1,000		1,044,993
	Par (000’s	)	Value
Arizona (continued)
City of Phoenix, Industrial Development Authority, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	$100		$99,823
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	1,390		1,372,518
Salt Verde Financial Corp. (RB)
5.25%, 12/01/28	10		10,443
5.50%, 12/01/29	370		393,035
Sierra Vista Industrial Development Authority, American Leadership Academy Project (RB) 5.00%, 06/15/34 (c)	250		253,710
			5,295,053
California: 14.0%
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 5.00%, 01/01/56 (c) (p)	1,500		1,545,578
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 5.00%, 12/01/53 (c) (p)	1,000		1,039,451
California Community Choice Financing Authority, Clean Energy Project, Series B (RB) 5.00%, 01/01/55 (c) (p)	1,235		1,274,482
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p)	1,000		1,048,729
5.25%, 01/01/54 (c) (p)	1,500		1,559,132
California Community Choice Financing Authority, Clean Energy Project, Series E (RB) 5.00%, 02/01/55 (c) (p)	1,000		1,054,042
California Community Choice Financing Authority, Clean Energy Project, Series G (RB) 5.00%, 11/01/55 (c) (p)	2,000		2,061,492
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.00%, 12/01/34 (c)	1,000		1,059,434
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	2,600		2,566,976
California Infrastructure & Economic Development Bank, Broghtlime West Passenger Rail Project, Series A (RB) 9.50%, 01/01/65 (c) (p)	8,000		7,726,369

See Notes to Financial Statements

104

	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, CHF-Davis I, LLC-West Village Student Housing Project, Series A (RB) 5.00%, 05/15/30 (c)	$1,340		$1,396,493
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27	50		51,024
5.00%, 02/01/28 (c)	50		50,979
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610		622,715
5.00%, 06/30/28	220		226,415
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM) 5.00%, 06/30/31 (c)	260		265,229
California Municipal Finance Authority, St. Mary’s School, Series B (RB) 4.65%, 05/01/30 (c)	500		501,412
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	6,625		6,415,136
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *∞	1,000		10
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *∞	1,360		14
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB) 3.38%, 07/01/25	400		399,481
California Public Finance Authority, Series A (RB) 5.70%, 06/01/34 (c)	500		494,275
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.50%, 11/01/27	635		619,915
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 07/01/24 (c) (d) *	0		370
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 07/01/22 (c)	$1		$1,058
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/33 (c)	300		302,446
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.25%, 12/01/34 (c)	1,740		1,740,715
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250		252,336
City and County of San Francisco, Airport Commission, International Airport, Series H (RB)
5.00%, 05/01/27	500		514,576
5.00%, 05/01/29	500		523,299
City and County of San Francisco, International Airport Commission, Series A (RB) 5.00%, 05/01/29	500		523,299
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/35	1,000		1,072,219
City of Los Angeles Department of Airports, Series F (RB) 5.00%, 05/15/35	500		536,110
Compton Public Finance Authority (RB) 4.50%, 09/01/32 (c)	1,000		992,069
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/29 (c)	685		667,254
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110		112,224
Los Angeles California, Department of Airports of The City of Los Angeles, Series A (RB) 5.00%, 05/15/30	750		794,185

See Notes to Financial Statements

105

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
California (continued)
MSR Energy Authority, California Gas, Series A (RB) 6.12%, 11/01/29	$215		$225,216
MSR Energy Authority, California Gas, Series B (RB) 7.00%, 11/01/34	1,000		1,182,318
Palomar Health (RB)
5.00%, 11/01/25	250		250,335
5.00%, 11/01/27 (c)	90		88,244
San Francisco California City & County, Airport Commission, International Airport, Series A (RB) 5.00%, 05/01/33	500		532,710
San Francisco California City & County, Airport Commission, International Airport, Series C (RB) 5.00%, 05/01/32	1,000		1,066,870
San Joaquin Valley Clean Energy Authority, Series A (RB) 5.50%, 01/01/56 (c) (p)	1,000		1,099,035
			44,455,671
Colorado: 2.5%
City and County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/29 (c)	295		305,255
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/32 (c)	2,425		2,424,890
City of Louisville, Redtail Ridge Metropolitan District, Capital Appreciation Turbo (GO) 0.00%, 12/01/32 (c) ^	500		287,560
Colorado Health Facilities Authority, Aberdeen Ridge, Series B-1 (RB) 3.50%, 05/15/30 (c)	1,000		940,767
Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/27 (c)	600		601,844
Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/29 (c)	1,000		946,411
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	120		125,175
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/29 (c)	500		515,022
Velocity Metropolitan District No. 3 (GO) 5.12%, 12/01/34 (c)	1,000		952,584
	Par (000’s	)	Value
Colorado (continued)
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 12/01/31 (c)	$1,000		$939,049
			8,038,557
Connecticut: 0.5%
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/30 (c)	120		115,618
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB)
5.00%, 07/01/27	430		431,333
5.00%, 07/01/29	870		870,955
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/30 (c)	335		336,545
			1,754,451
Delaware: 0.3%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/45 (c) (p)	1,000		979,891
District of Columbia: 0.1%
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB) 4.00%, 06/01/30	435		420,771
Florida: 4.4%
Capital Trust Agency, Education Growth Fund, LLC Charter School Portfolio Project, Series A-1 (RB) 3.38%, 07/01/31	1,390		1,307,059
Capital Trust Agency, Elim Senior Housing, Inc., Project (RB) 5.00%, 08/01/27 (c)	275		266,677
Capital Trust Agency, The Marie Selby Botanical Gardens, Inc., Project (RB) 4.00%, 06/15/31 (c)	535		504,628
City of Venice, Florida Retirement Community, Village on the Isle Project, Series B-3 (RB) 4.25%, 01/01/30 (c)	250		247,805
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/29 (c)	290		290,330

See Notes to Financial Statements

106

	Par (000’s	)	Value
Florida (continued)
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 08/15/31 (c)	$1,500		$1,570,139
County of Miami-Dade, Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/30 (c)	315		309,713
County of Miami-Dade, Seaport Department, Series A (RB) 5.00%, 10/01/36 (c)	880		905,320
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	300		299,382
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB)
5.00%, 07/01/34 (c)	1,000		1,009,493
5.00%, 07/01/35 (c)	1,000		1,003,131
Florida Development Finance Corp., Education Facilities, Central School Project (RB) 5.00%, 08/15/32	500		484,408
Florida Development Finance Corp., Education Facilities, Cornerstone Chapter Academy Project (RB) 5.00%, 10/01/32 (c)	500		506,000
Florida Development Finance Corp., Renaissance Chapter School Inc. Project, Series C (RB) 4.00%, 09/15/30 (c)	470		443,900
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB)
5.00%, 05/01/29 (c)	1,140		1,146,345
6.12%, 07/01/32 (c) (p)	485		491,547
JEA Electric System, Series B (RB) 5.00%, 10/01/29 (c)	110		114,201
Lee County Industrial Development Authority, Healthcare Facilities, Series B-3 (RB) 4.12%, 11/15/29 (c)	1,000		993,689
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33 (d) *	1,930		1,119,400
Village Community Development District No 15 (SA) 4.00%, 05/01/34 (c)	500		485,392
	Par (000’s	)	Value
Florida (continued)
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	$370		$368,523
Village Community Development District No. 13 (SA) 3.00%, 05/01/29	235		224,672
			14,091,754
Georgia: 1.6%
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA) 5.00%, 04/01/34 (c)	500		491,582
DeKalb County Housing Authority, Georgia Affordable Multifamily Housing, Series A (RB) 4.00%, 12/01/33 (c)	1,500		1,486,407
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/28 (c)	205		204,027
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380		386,578
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/34 (c)	1,500		1,501,204
Main Street Natural Gas, Inc., Series E (RB) 5.00%, 05/01/55 (c) (p)	500		519,240
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250		250,523
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/29 (c)	170		164,830
			5,004,391
Guam: 1.5%
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/27 (c)	360		362,335
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c)	395		377,716
5.00%, 01/01/30	1,000		1,042,600
5.00%, 01/01/31	1,000		1,050,044
Guam Government, Series A (RB) 5.00%, 12/01/25	1,000		1,006,660

See Notes to Financial Statements

107

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Guam (continued)
Guam Power Authority, Series A (RB) 5.00%, 10/01/33 (c)	$940		$1,011,084
			4,850,439
Hawaii: 0.2%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	500		489,285
Illinois: 10.0%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,026,190
5.00%, 12/01/30 (c)	1,000		1,014,323
5.00%, 12/01/32 (c)	2,000		2,040,964
5.00%, 12/01/33 (c)	1,500		1,525,305
7.00%, 12/01/26 (c)	200		202,820
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/27	250		256,983
5.00%, 12/01/29 (c)	200		206,211
5.00%, 12/01/29 (c)	250		252,335
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/26	230		232,855
5.50%, 12/01/31	1,000		1,037,063
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/26 ^	310		290,731
0.00%, 12/01/28 ^	795		683,994
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29	1,250		1,282,738
5.00%, 12/01/30 (c)	1,250		1,267,903
5.00%, 12/01/30	2,000		2,050,951
5.00%, 12/01/31 (c)	2,000		2,047,722
5.00%, 12/01/33 (c)	1,400		1,403,769
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27	500		509,147
5.00%, 12/01/30 (c)	560		564,990
Chicago Board of Education, Series E (GO) 5.12%, 12/01/32 (c)	1,320		1,320,021
Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/32	500		551,103
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.00%, 12/01/29 ^	575		473,154
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/26 ^	490		459,542
0.00%, 12/01/28 ^	1,515		1,303,461
0.00%, 12/01/29 ^	585		481,383
	Par (000’s	)	Value
Illinois (continued)
0.00%, 12/01/30 ^	$190		$149,575
City of Chicago, Series A (GO) 5.00%, 01/01/30	1,500		1,566,497
City of Chicago, Series B (GO) 5.00%, 01/01/33	500		527,420
County of Cook, Series A (GO) 5.00%, 11/15/28 (c)	500		511,666
Eastern Illinois Economic Development Authority, Business District (RB) 5.00%, 11/01/33 (c)	1,000		988,032
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/33 (c)	460		419,777
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27 (d) *	1,061		8,490
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 04/01/27 (c)	55		54,521
Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 02/01/26 (c)	785		787,232
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395		403,396
5.00%, 06/15/29	545		560,587
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260		249,053
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/28 (c)	500		515,669
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115		101,325
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/29 (c)	330		336,680
State of Illinois (GO)
3.50%, 06/01/30 (c)	350		338,003
4.12%, 11/01/31 (c)	100		99,055
State of Illinois, Sales Tax (RB) 5.00%, 06/15/26	235		238,924
State of Illinois, Series A (GO) 5.00%, 03/01/33 (c)	700		739,745
State of Illinois, Series C (GO) 5.00%, 11/01/29 (c)	315		324,714
State of Illinois, Series D (GO) 5.00%, 11/01/28 (c)	460		474,930
			31,880,949

See Notes to Financial Statements

108

	Par (000’s	)	Value
Indiana: 1.3%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/27 (c)	$180		$158,118
Indiana Finance Authority, Midwestern Disaster Relief, Series A (RB) 4.25%, 11/01/30	2,015		2,035,303
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	2,000		1,992,406
			4,185,827
Iowa: 0.8%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP)
4.00%, 06/01/29 (c)	1,070		1,028,136
4.00%, 06/01/31 (c)	1,000		941,692
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/28 (c)	190		190,856
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	270		267,746
			2,428,430
Kansas: 0.2%
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/34 (c)	600		586,771
Kentucky: 1.1%
City of Henderson, Pratt Paper, LLC Project, Series B (RB) 3.70%, 01/01/32	1,615		1,560,494
City of Williamsburg, Kentucky Bond Development Corp, Series A (RB) 5.00%, 08/15/55 (c) (p)	500		539,166
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	45		44,516
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/30 (c)	175		175,650
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 5.25%, 06/01/55 (c) (p)	500		525,125
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	500		523,881
			3,368,832
	Par (000’s	)	Value
Louisiana: 2.2%
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) 5.00%, 12/01/27	$1,025		$1,032,796
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) (SBG) 5.00%, 12/01/29	150		151,775
Louisiana Local Government Environmental Facilities and Community Development Authority, Christwood Project (RB) 4.25%, 11/15/30	250		245,686
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	1,310		1,240,827
Louisiana Public Facilities Authority, Lake Charles Chapter Academy Project, Series A (RB) 5.00%, 12/15/34 (c)	500		501,311
Louisiana Public Facilities Authority, Solid Waste Disposal , Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *∞	330		3
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *∞	521		5
Parish of St. James, Nustar Logistics, LP Project (RB)
6.10%, 06/01/38 (p)	1,500		1,586,216
6.10%, 12/01/40 (p)	1,000		1,057,481
State of Louisiana, Series B (GO) 5.00%, 06/01/36 (c)	1,000		1,114,995
			6,931,095
Maryland: 0.3%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200		198,497
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	250		249,929
County of Howard, Series A (TA) 4.00%, 02/15/28 (c)	100		99,440

See Notes to Financial Statements

109

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Maryland (continued)
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	$425		$439,382
			987,248
Massachusetts: 0.9%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/29 (c)	490		492,652
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB) 5.00%, 07/01/28 (c)	310		314,262
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB) 5.00%, 07/01/29	500		522,333
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/27 (c)	250		249,152
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB) 5.00%, 07/01/28 (c)	100		101,400
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series N-2 (RB) 5.00%, 07/01/35 (c)	1,000		1,083,937
			2,763,736
Michigan: 0.5%
Detroit Regional Convention Facility Authority, Series C (RB) 5.00%, 10/01/35 (c)	580		620,461
Michigan Finance Authority Higher Education, Thomas M. Cooley Law School Project (RB) 6.25%, 07/01/29 (c)	1,000		973,297
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 06/30/30 (c)	155		159,588
			1,753,346
Minnesota: 0.7%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/27 (c)	60		58,535
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/30 (c)	510		484,807
	Par (000’s	)	Value
Minnesota (continued)
City of Minneapolis, Fairview Health Services, Series A (RB)
5.00%, 11/15/34 (c)	$605		$618,714
5.00%, 11/15/35 (c)	1,000		1,018,386
Saint Paul Minnesota Housing and Redevelopment Authority, HMONG College Prep Academy Project, Series A (RB) 5.00%, 09/01/26	50		50,117
			2,230,559
Missouri: 0.5%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/30 (c)	225		216,654
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 3.88%, 11/15/29 (c)	170		162,649
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/32 (c)	125		125,125
Maryland Heights Industrial Development Authority, Saint Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/30 (c)	285		258,993
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/30 (c)	500		462,384
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/28 (c)	500		511,149
			1,736,954
Nebraska: 0.8%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/27	500		512,280
5.00%, 09/01/28	100		103,361
5.00%, 09/01/30	125		131,038
5.00%, 09/01/34	650		688,509
Central Plans Energy Project, Gas Project Crossover No.3, Series B (RB) 5.00%, 09/01/31	1,000		1,054,221
			2,489,409
Nevada: 0.9%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/27 (c)	190		189,192

See Notes to Financial Statements

110

	Par (000’s	)	Value
Nevada (continued)
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina, Series A (RB) 2.75%, 06/15/28	$490		$472,540
Clark County, Nevada Pollution Control, Southern California Edison Company (RB) 2.10%, 06/01/31	5		4,296
Clark County, School District, Series B (GO) (AGM)
5.00%, 06/15/29	250		268,338
5.00%, 06/15/30 (c)	250		266,623
Clark County, School District, Series B (GO) (BAM) 5.00%, 06/15/30	250		271,351
State of Nevada, Department of Business and Industry, Brightline West Passenger Rail Project, Series A (RB) 9.50%, 01/01/65 (c) (p)	1,500		1,444,892
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27 (d) *	270		27
			2,917,259
New Hampshire: 0.7%
National Finance Authority, Bridgeland Water and Utility Districts (RB) 5.38%, 12/15/35 (c)	705		696,904
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 11/01/27 (c)	250		246,927
National Finance Authority, Emberly and Cantera Creek Projects (RB) 5.38%, 12/01/31 (c)	250		243,820
National Finance Authority, Highlands Project (RB) 5.12%, 12/15/30 (c)	250		243,387
National Finance Authority, Silverado Project (RB) 5.00%, 12/01/28 (c)	500		493,850
National Finance Authority, Valencia Project (RB) 5.30%, 12/01/32 (c)	250		246,590
			2,171,478
New Jersey: 3.2%
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c)	1,715		1,715,083
5.62%, 11/15/30 (c)	1,000		1,000,136
5.75%, 09/15/27 (c)	1,240		1,240,156
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c)	$1,155		$1,127,225
4.00%, 07/01/34 (c)	600		586,296
5.00%, 07/01/33 (c)	1,000		1,008,182
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/26 (c)	440		440,279
4.38%, 06/15/27 (c)	130		130,092
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 06/15/29 (c)	750		760,651
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/30 (c)	175		165,912
New Jersey Health Care Facilities Financing Authority, Barnabas Health, Series A (RB) 5.00%, 07/01/29 (c)	500		507,557
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/26 ^	360		340,162
0.00%, 12/15/32 ^	5		3,728
5.00%, 06/15/30 (c)	395		400,672
5.00%, 06/15/36 (c)	500		544,238
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/29 (c)	150		154,349
			10,124,718
New Mexico: 0.5%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan and Four Corners Projects, Series B (RB) 2.15%, 04/01/33 (c)	700		576,226
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series B (RB) 1.80%, 04/01/29	1,000		892,452
			1,468,678
New York: 12.3%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/26	100		101,347
5.00%, 07/15/27 (c)	100		101,862
5.00%, 07/15/28 (c)	100		101,839

See Notes to Financial Statements

111

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
5.00%, 07/15/30 (c)	$1,800		$1,831,141
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	990		984,561
Build NYC Resource Corp., New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	275		262,874
Build NYC Resource Corp., Richmond Preparatory Chapter School Project, Series A (RB) 4.00%, 06/01/31 (c)	595		540,811
City of New York, Series G (GO)
5.00%, 02/01/35	1,000		1,121,242
5.00%, 02/01/36 (c)	1,000		1,117,038
County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	250		257,776
County of Sullivan, Adelaar Infrastructure Project, Series A-1 (SA) 4.85%, 11/01/31 (c)	870		870,182
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/28 (c)	275		278,253
5.00%, 07/01/30 (c)	270		273,279
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens Project (RB) 4.00%, 07/01/27	365		354,702
Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/35 (c)	2,000		2,186,089
Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/31 (c)	500		510,661
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Chapter School Project, Series A (RB) 5.00%, 07/01/34	500		500,594
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/35 (c)	675		654,203
5.00%, 12/01/31 (c)	500		529,008
5.00%, 12/01/34 (c)	1,060		1,105,234
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/30 (c)	685		654,313
	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi-Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	$1,000		$1,006,255
New York City Housing Development Corp., Multi-Family Mortgage, Series D (RB) 4.00%, 12/15/31 (c)	250		252,669
New York Liberty Development Corp., 3 World Trade Center Project (RB) 5.15%, 11/15/34 (c)	1,000		1,000,206
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/29 (c)	1,000		1,020,490
5.00%, 08/01/30 (c)	945		961,864
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) 2.88%, 12/01/44 (p)	1,000		937,765
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA 542 (C)) 2.75%, 09/01/50 (c) (p)	600		595,271
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	420		412,807
5.00%, 08/01/26 (c)	325		325,035
5.00%, 08/01/31 (c)	4,155		4,155,452
5.25%, 08/01/31 (c)	3,105		3,215,903
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	1,000		982,682
4.00%, 01/01/36 (c)	2,000		1,880,074
5.00%, 10/01/35 (c)	1,000		1,014,160
6.00%, 04/01/35 (c)	1,000		1,091,753
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project (RB) 3.00%, 08/01/31	2,100		1,944,244
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB) (AGM)
5.00%, 12/01/30	1,430		1,498,624
5.00%, 12/01/31	1,885		1,984,716

See Notes to Financial Statements

112

	Par (000’s	)	Value
New York (continued)
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/27 (c)	$120		$119,813
4.12%, 05/15/28 (c)	100		99,918
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27	70		71,820
5.00%, 06/01/28 (c)	70		71,736
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	200		195,982
			39,176,248
North Carolina: 1.1%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage (RB) 5.00%, 10/01/35 (c)	1,000		971,149
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project, Series A (RB) 5.00%, 09/01/34 (c)	525		523,626
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project, Series B-3 (RB) 4.25%, 09/01/28 (c)	500		494,724
North Carolina Turnpike Authority Triangle Expressway System Senior Lien, Series B (RB) (AGM) 5.00%, 01/01/32 (c)	500		526,280
North Carolina Turnpike Authority, Triangle Expressway System, Series B (RB) (AGM) 5.00%, 01/01/36 (c)	1,000		1,040,512
			3,556,291
North Dakota: 0.2%
City of Grand Forks, Altru Health System (RB) 5.00%, 12/01/34 (c)	500		514,218
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 6.62%, 12/15/31 (c) (d) *	3,000		30
			514,248
Ohio: 2.9%
Cleveland and Cuyahoga County, Port Authority, Constellation Schools Project, Series A (RB) 5.25%, 01/01/34 (c)	500		492,469
	Par (000’s	)	Value
Ohio (continued)
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Series A (RB) 5.00%, 01/01/36 (c)	$1,000		$1,048,032
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/34	1,000		1,086,620
County of Cuyahoga, Health Care and Independent Living Facilities, Series A (RB) 5.00%, 05/15/32 (c)	835		819,813
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/26	50		50,398
5.00%, 02/15/27	350		357,321
5.00%, 02/15/28 (c)	110		111,102
County of Muskingum, Ohio Hospital Facilities, Genesis Healthcare System (RB) 5.00%, 02/15/27 (c)	980		984,974
Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.40%, 12/01/38 (c) (p)	500		462,675
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 06/01/41 (c) (p)	1,000		929,500
Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series D (RB) 3.38%, 08/01/29 (p)	1,000		956,670
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,000		1,928,268
			9,227,842
Oklahoma: 0.6%
Oklahoma County Finance Authority, Charter School, Astec Project (RB) 5.25%, 06/15/34 (c)	500		490,496
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000		1,011,230
5.00%, 08/15/27	250		255,482
			1,757,208
Pennsylvania: 2.8%
Adams County General Authority, Brethren Home Community Project, Series A (RB) 5.00%, 06/01/34 (c)	250		259,169

See Notes to Financial Statements

113

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27	$750		$761,558
5.00%, 05/01/28	1,165		1,173,626
5.00%, 05/01/28	735		746,394
Berks County Municipal Authority, Tower Health Project, Series A-2 (RB) 6.00%, 06/30/34 (c)	1,131		1,182,395
City of Philadelphia, Pennsylvania Gas Works (RB)
5.00%, 08/01/25	80		80,266
5.00%, 10/01/26	100		102,439
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	660		705,197
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. project (RB) 5.45%, 01/01/51 (c) (p)	1,000		991,332
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) 5.00%, 06/30/32	1,000		1,060,306
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB) 5.00%, 06/30/26	130		131,782
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/30 (c)	100		101,671
Philadelphia Authority for Industrial Development, University of the Arts (RB)
4.50%, 03/15/29 (c) (d) *	545		425,299
4.50%, 03/15/29 (c)	25		25,990
Philadelphia Authority, Industrial Development, Electrical and Technology Charter School Project, Series A (RB) 4.00%, 06/01/31	505		489,398
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 06/01/29 (c)	200		203,524
The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB) 5.00%, 07/01/26	115		116,134
	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 07/01/29 (c)	$275		$279,770
			8,836,250
Puerto Rico: 8.4%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB) 5.00%, 07/01/30	3,000		3,068,924
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/28	1,000		1,020,524
5.00%, 07/01/33 (c)	2,000		2,045,785
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/33 (c)	4,000		3,822,525
4.00%, 07/01/35 (c)	1,500		1,397,606
5.62%, 07/01/27	1,000		1,019,922
5.62%, 07/01/29	3,000		3,119,948
5.75%, 07/01/31	4,000		4,243,647
Puerto Rico Electric Power Authority (RB) (NATL)
4.75%, 07/01/33 (c)	120		115,365
5.25%, 07/01/26	320		317,381
5.25%, 07/01/30	500		488,585
5.25%, 07/01/32	700		681,078
Puerto Rico Municipal Finance Agency, Series A (RB) (AGM) 5.00%, 08/01/30 (c)	780		785,220
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.00%, 07/01/31 (c) ^	2,000		1,542,863
0.00%, 07/01/33 (c) ^	1,500		1,055,623
4.50%, 07/01/34 (c)	1,000		981,495
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGM) 0.00%, 07/01/29 (c) ^	1,308		1,102,759
			26,809,250
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/31 (c)	1,000		1,000,560
South Carolina: 0.2%
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/27 (c)	195		191,768
South Carolina Public Service Authority, Series A (RB) 5.00%, 12/01/31 (c)	525		527,256
			719,024
Tennessee: 0.7%
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27	105		94,851

See Notes to Financial Statements

114

	Par (000’s	)	Value
Tennessee (continued)
New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee (RB) 0.00%, 04/01/33 (c) ^	$1,000		$679,612
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 05/01/52 (c) (p)	1,000		1,042,933
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.25%, 09/01/26	525		532,848
			2,350,244
Texas: 8.8%
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/33 (c)	1,200		1,188,149
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	775		775,583
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/30 (c)	500		496,905
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/31 (c)	50		53,498
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/26 (c)	1,465		1,395,146
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/27 (c)	1,000		1,009,783
City of Austin, Texas Airport System (RB)
5.00%, 11/15/25	625		629,944
5.00%, 11/15/28 (c)	395		395,063
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180		185,645
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/29 (c)	3,000		2,999,964
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250		251,159
	Par (000’s	)	Value
Texas (continued)
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/30 (c)	$200		$200,542
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	2,000		2,009,384
5.00%, 07/15/28	500		502,975
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,500		1,508,926
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B (RB)
5.25%, 07/15/34	500		504,922
5.50%, 07/15/35 (c)	1,000		1,021,428
5.50%, 07/15/36 (c)	1,000		1,017,834
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/30 (c)	1,000		1,000,081
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-2 (RB) 5.00%, 07/15/27	1,750		1,758,211
Clifton Higher Education Finance Corp., Series A (RB)
4.62%, 08/15/25	20		20,064
5.12%, 08/15/30 (c)	200		200,080
Harris County, Houston Sports Authority, Junior Lien, Series A (RB) (AGC) 5.00%, 11/15/30	500		540,602
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.00%, 11/15/29 ^	315		268,195
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/31 (c)	335		335,177
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/30 (c) (d) *	102		1,015

See Notes to Financial Statements

115

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Texas (continued)
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 10/01/31 (c)	$2,700		$2,679,987
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/28 (c)	815		797,466
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 08/15/27 (c)	110		107,562
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB) 5.00%, 07/01/23	87		86,992
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 01/01/31 (c)	550		496,000
SA Energy Acquisition Public Facility Corp., Gas Supply (RB)
5.50%, 08/01/25	125		125,430
5.50%, 08/01/27	110		112,902
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/31 (c)	250		237,673
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/27 (c)	175		171,968
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/30	1,000		1,041,074
Texas Municipal Gas Acquisition and Supply Corp. I, Series A (RB) 5.25%, 12/15/25	100		100,881
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	350		361,765
Texas Municipal Gas Acquisition and Supply Corp. V (RB) 5.00%, 01/01/55 (c) (p)	1,000		1,040,230
Texas Municipal Gas Acquisition and Supply Corp., Series D (RB) 6.25%, 12/15/26	345		354,590
			27,984,795
	Par (000’s	)	Value
Utah: 0.2%
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB) 4.50%, 06/15/27	$500		$492,530
Virgin Islands: 0.3%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB) 5.00%, 10/01/32	1,000		1,028,556
Virgin Islands Water & Power Authority, Series B (RB) 5.00%, 07/01/25 (c)	55		54,759
			1,083,315
Virginia: 2.5%
Amherst Industrial Development Authority, Educational Facilities, Sweet Briar College (RB) 4.75%, 09/01/30 (c)	140		133,608
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/35	1,000		1,089,561
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/28 (c)	325		323,261
Roanoke County Economic Development Authority, Residential Care Facility (RB) 5.50%, 09/01/58 (c) (p)	1,530		1,495,165
Virginia Beach Development Authority, Residential Care Facility, Series A (RB)
5.75%, 09/01/30 (c)	1,000		1,006,857
5.75%, 09/01/33 (c)	1,000		1,095,715
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/30 (c)	710		667,358
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB) 5.00%, 07/01/35 (c)	500		512,308
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO LLC Project (RB) 4.00%, 01/01/31	635		624,133
Virginia Small Business Financing Authority, Residential Care Facilities, Series A (RB) 5.00%, 12/01/34 (c)	1,000		1,037,004
			7,984,970

See Notes to Financial Statements

116

	Par (000’s	)	Value
Washington: 1.8%
King County, Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	$40		$39,916
Port Seattle Washington Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/30 (c)	1,800		1,800,152
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 08/01/49 (c) (p)	480		480,694
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,250		2,248,339
Washington State, Housing Finance Commission, Parkshore Juanita Bay Project, Series B-2 (RB) 3.95%, 07/01/29 (c)	500		494,329
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
4.00%, 01/01/26 (c)	300		298,227
5.00%, 01/01/31 (c)	365		365,882
			5,727,539
West Virginia: 0.0%
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 5.00%, 06/01/26	150		152,704
Wisconsin: 2.3%
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB) 5.00%, 06/15/34 (c)	500		495,029
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 11/01/30 (c)	1,000		981,103
Public Finance Authority, Foundation Academy Charter School Project (RB) 5.00%, 07/01/35	250		251,605
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/29 (c)	365		335,571
Public Finance Authority, Mater Academy, East Las Vegas Campus Project, Series A (RB) 5.00%, 12/15/34 (c)	645		655,611
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	$225		$222,405
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/29 (c)	380		369,629
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/27 (c)	150		148,094
Public Finance Authority, Pinecrest Academy, Sloan Canyon Campus Project, Series A (RB) 4.00%, 07/15/34 (c)	250		236,780
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	950		961,088
Public Finance Authority, Texas Infrastructure Program, Mayfair Project, Series A-4 (RB) 5.50%, 11/15/32 (c)	250		243,745
Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	1,050		1,038,464
Public Finance Authority, Wisconsin Texas Infrastructure Program, Nolina and Sorella Projects (RB) 5.50%, 12/15/32 (c)	430		412,334
Wisconsin Health and Educational Facilities Authority, Chiara Housing and Services Inc., Project (RB) 5.00%, 07/01/35 (c)	250		248,839
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc. (RB) 3.00%, 08/15/26 (c)	825		817,240
			7,417,537
Total Municipal Bonds: 98.9%
(Cost: $332,225,453)			314,725,212
Other assets less liabilities: 1.1%			3,553,383
NET ASSETS: 100.0%			$318,278,595

See Notes to Financial Statements

117

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(d)	Security in default
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
*	Non-income producing
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

118

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds
Alabama	$—	$6,529,105	$—	$6,529,105
Arizona	—	5,295,053	—	5,295,053
California	—	44,455,647	24	44,455,671
Colorado	—	8,038,557	—	8,038,557
Connecticut	—	1,754,451	—	1,754,451
Delaware	—	979,891	—	979,891
District of Columbia	—	420,771	—	420,771
Florida	—	14,091,754	—	14,091,754
Georgia	—	5,004,391	—	5,004,391
Guam	—	4,850,439	—	4,850,439
Hawaii	—	489,285	—	489,285
Illinois	—	31,880,949	—	31,880,949
Indiana	—	4,185,827	—	4,185,827
Iowa	—	2,428,430	—	2,428,430
Kansas	—	586,771	—	586,771
Kentucky	—	3,368,832	—	3,368,832
Louisiana	—	6,931,087	8	6,931,095
Maryland	—	987,248	—	987,248
Massachusetts	—	2,763,736	—	2,763,736
Michigan	—	1,753,346	—	1,753,346
Minnesota	—	2,230,559	—	2,230,559
Missouri	—	1,736,954	—	1,736,954
Nebraska	—	2,489,409	—	2,489,409
Nevada	—	2,917,259	—	2,917,259
New Hampshire	—	2,171,478	—	2,171,478
New Jersey	—	10,124,718	—	10,124,718
New Mexico	—	1,468,678	—	1,468,678
New York	—	39,176,248	—	39,176,248
North Carolina	—	3,556,291	—	3,556,291
North Dakota	—	514,248	—	514,248
Ohio	—	9,227,842	—	9,227,842
Oklahoma	—	1,757,208	—	1,757,208
Pennsylvania	—	8,836,250	—	8,836,250
Puerto Rico	—	26,809,250	—	26,809,250
Rhode Island	—	1,000,560	—	1,000,560
South Carolina	—	719,024	—	719,024
Tennessee	—	2,350,244	—	2,350,244
Texas	—	27,984,795	—	27,984,795
Utah	—	492,530	—	492,530
Virgin Islands	—	1,083,315	—	1,083,315
Virginia	—	7,984,970	—	7,984,970
Washington	—	5,727,539	—	5,727,539
West Virginia	—	152,704	—	152,704
Wisconsin	—	7,417,537	—	7,417,537
Total	$—	$314,725,180	$32	$314,725,212

See Notes to Financial Statements

119

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.8%
Alabama: 3.3%
Black Belt Energy Gas District, Series A (RB) 4.00%, 12/01/49 (c) (p)	$1,360		$1,361,231
Black Belt Energy Gas District, Series C-1 (RB) 4.00%, 10/01/52 (c) (p)	2,200		2,196,350
Black Belt Energy Gas District, Series D-1 (RB) 5.50%, 06/01/49 (c) (p)	1,000		1,046,166
Black Belt Energy Gas District, Series E (RB) 5.00%, 05/01/53 (p)	1,000		1,029,363
Jefferson county, Alabama (RB) 5.00%, 09/15/28 (c)	525		540,434
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/50 (c) (p)	1,500		1,500,731
Southeast Energy Authority, Cooperative District Commodity Supply, Series A (RB) 5.25%, 01/01/54 (c) (p)	1,000		1,033,703
			8,707,978
Arizona: 1.6%
Arizona Industrial Development Authority, Series A (RB) 5.00%, 11/01/28 (c)	500		520,480
Arizona Transportation Board (RB) 5.00%, 07/01/30 (c)	835		848,624
City of Phoenix Civic Improvement Corp. (RB) 5.00%, 07/01/29 (c)	620		630,342
Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
5.00%, 01/01/26	700		708,291
5.00%, 01/01/53 (c) (p)	500		507,327
Salt River Project Agricultural Improvement & Power District, Series A (RB)
5.00%, 01/01/26	500		506,320
5.00%, 01/01/27	500		516,652
			4,238,036
California: 17.8%
Bay Area Toll Authority, San Francisco Bay Area, Series A (RB) 2.95%, 04/01/47 (c) (p)	1,130		1,124,057
Beverly Hills, California Unified School District (GO) 0.00%, 08/01/30 ^	1,000		842,743
California Community Choice Financing Authority, Clean Energy Project, G-1 (RB) 5.25%, 11/01/54 (c) (p)	1,000		1,051,312
	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 4.00%, 05/01/53 (c) (p)	$500		$499,108
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB) 5.00%, 07/01/53 (c) (p)	1,000		1,037,579
California Community Choice Financing Authority, Clean Energy Project, Series D (RB) 5.50%, 05/01/54 (c) (p)	1,000		1,051,170
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	500		524,032
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/36 (c) (p)	335		331,899
California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) 5.00%, 10/01/39 (p)	585		587,565
California Infrastructure and Economic Development Bank, Series B (RB) 5.00%, 11/01/29 (c)	500		527,662
California Infrastructure And Economic Development Bank, Series B-2 (RB) 3.00%, 10/01/47 (c) (p)	500		494,187
California State Public Works Board, Kern Valley State Prison, Series D (RB) 5.00%, 06/01/25	825		825,885
California State Public Works Board, Natural Resources Headquarters, Series C (RB) 5.00%, 11/01/29	675		729,792
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/26	830		851,987
5.00%, 10/01/28 (c)	785		819,154
California State Public Works Board, Various Correctional Facilities, Series D (RB) 5.00%, 09/01/26	500		512,148
California State University, Series B-3 (RB) 3.12%, 11/01/51 (c) (p)	500		498,341

See Notes to Financial Statements

120

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series A (RB) 1.75%, 09/01/29 (c)	$2,500		$2,217,247
City and County of San Francisco, Moscone Convention Center Expansion Project, Series B (CP) 4.00%, 04/01/30 (c)	1,000		1,000,942
City of San Francisco, Public Utilities Commission Water, Series C (RB) 5.00%, 11/01/28	500		535,938
East County, California Advanced Water Purification Joint Powers Authority, Series A (RB) 3.12%, 09/01/26 (c)	500		499,682
Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/27 ^	500		474,892
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/45 (c)	1,870		1,872,737
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) (AGM) 0.00%, 06/01/26 ^	1,000		966,505
Los Angeles County Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/25	500		501,251
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/30 (c)	1,720		1,853,006
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/30 (c)	500		510,202
Oakland, California Unified School District (GO) 5.00%, 08/01/26	380		388,526
Public Facilities Financing Authory of the City of San Diego, Subordinated Water, Series B (RB) 5.00%, 08/01/27 (c)	500		509,799
San Bernardino Community College District, Series A (GO) 4.00%, 08/01/49 (c)	540		555,512
	Par (000’s	)	Value
California (continued)
San Francisco, California City & County Public Utilities Commission Wastewater, Series A (RB)
1.00%, 10/01/25 (c)	$1,000		$986,622
5.00%, 10/01/26	1,000		1,033,673
San Francisco, California Community College District (GO) 5.00%, 06/15/25	1,500		1,502,184
Southwestern Community College District, Series D (GO) 5.00%, 08/01/44 (c)	500		502,239
State of California, Department of Water Resources, Series BB (RB) 5.00%, 12/01/26	500		518,845
State of California, Various Purpose (GO)
5.00%, 08/01/25	1,000		1,004,200
5.00%, 09/01/26	1,000		1,026,278
5.00%, 11/01/26	915		942,005
5.00%, 04/01/27	750		778,035
5.00%, 08/01/27	1,305		1,362,060
5.00%, 09/01/27	1,000		1,045,250
5.00%, 10/01/27	1,000		1,046,778
5.00%, 10/01/27	500		523,389
5.00%, 10/01/27	530		554,793
5.00%, 09/01/28	1,000		1,062,523
5.00%, 11/01/28	910		969,464
5.00%, 11/01/28 (c)	1,000		1,044,912
5.00%, 10/01/29	1,000		1,079,889
5.00%, 10/01/29 (c)	1,000		1,015,596
5.00%, 04/01/30	2,910		3,164,050
5.00%, 09/01/30 (c)	1,095		1,116,995
5.00%, 10/01/30 (c)	750		806,881
			47,281,521
Colorado: 1.8%
Boulder Larimer & Weld Counties, St. Vrain Valley School District, Series C (GO) (SAW) 5.00%, 12/15/35 (c)	500		514,704
City Of Colorado Springs, Colorado Utilities System, Series A-1 (RB) 5.00%, 11/15/26	500		515,502
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	500		504,043
Jefferson County School District R-1 (GO) 5.00%, 12/15/30 (c)	1,110		1,166,736
Regional Transportation District, Fastracks Project, Series B (RB) 5.00%, 11/01/28	1,000		1,067,059

See Notes to Financial Statements

121

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Colorado (continued)
State of Colorado, Series A (CP) 5.00%, 12/15/26	$500		$515,582
University of Colorado, Series A-2 (RB) 4.00%, 06/01/34 (c)	500		514,537
			4,798,163
Connecticut: 2.3%
Connecticut State Health & Educational Facilities Authority, Series A (RB) 5.00%, 07/01/26	500		510,953
State of Connecticut, Series B (GO) (BAM) 3.00%, 06/01/29	1,000		981,524
State of Connecticut, Series E (GO) 5.00%, 11/15/25	670		676,554
State of Connecticut, Special Tax, Transportation Infrastructure Purpose, Series A (ST) 5.00%, 05/01/28	600		633,262
State of Connecticut, Special Tax, Transportation Infrastructure Purposes, Series A (ST) 5.00%, 05/01/26	1,015		1,035,166
University of Connecticut, Series A (RB)
5.00%, 04/15/26	550		560,343
5.00%, 04/15/29 (c)	1,000		1,048,274
5.00%, 01/15/30 (c)	745		763,935
			6,210,011
Delaware: 0.5%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/45 (c) (p)	500		489,946
Delaware Transportation Authority, Series A (RB) 5.00%, 07/01/26	500		512,227
State of Delaware, Series A (GO) 5.00%, 10/01/25	410		413,176
			1,415,349
District of Columbia: 1.1%
District of Columbia, Series D (GO) 5.00%, 06/01/25	315		315,413
District of Columbia, Series E (GO) 5.00%, 06/01/25	500		500,655
Metropolitan Washington Airports Authority, Series B (RB) 5.00%, 10/01/28	500		530,797
	Par (000’s	)	Value
District of Columbia (continued)
Washington Convention & Sports Authority, Series A (RB) 5.00%, 10/01/30 (c)	$1,000		$1,025,600
Washington Metropolitan Area Transit Authority, Series B (RB) 5.00%, 07/01/30 (c)	555		573,522
			2,945,987
Florida: 2.3%
Central Florida Expressway Authority (RB) (AGM) 5.00%, 07/01/27	500		520,780
County of Miami-Dade, Florida (RB) 5.00%, 10/01/29 (c)	510		521,982
County of Miami-Dade, Florida Water and Sewer System (RB) 5.00%, 10/01/28	1,000		1,063,599
Orange County, Florida Tourist Development Tax (RB) 5.00%, 10/01/30	490		532,094
School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/28 (c)	895		895,000
South Miami, Florida Health Facilities Authority Hospital Baptist Health (RB) 5.00%, 08/15/29 (c)	710		732,470
State of Florida, Board of Education Full Faith and Credit, Series E (GO) 3.00%, 06/01/30 (c)	1,000		959,820
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880		953,087
			6,178,832
Georgia: 3.5%
Georgia State Road and Tollway Authority (RB) 5.00%, 06/01/29	800		860,770
Main Street Natural Gas, Inc., Series A (RB) 4.00%, 07/01/52 (c) (p)	1,250		1,249,464
Main Street Natural Gas, Inc., Series A-1 (RB) 5.50%, 09/15/25	135		135,730
Main Street Natural Gas, Inc., Series B (RB)
5.00%, 12/01/52 (c) (p)	500		516,983
5.00%, 07/01/53 (c) (p)	1,000		1,042,719
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 03/01/50 (c) (p)	1,500		1,500,514
4.00%, 08/01/52 (c) (p)	500		496,043
5.00%, 09/01/53 (c) (p)	1,000		1,045,994

See Notes to Financial Statements

122

	Par (000’s	)	Value
Georgia (continued)
State of Georgia, Series A (GO)
5.00%, 08/01/26	$700		$718,224
5.00%, 02/01/29 (c)	680		689,743
State of Georgia, Series C (GO) 5.00%, 07/01/26	1,000		1,024,339
			9,280,523
Hawaii: 1.1%
City & County of Honolulu, Hawaii Rail Transit Project, Series E (GO)
5.00%, 03/01/26	785		797,308
5.00%, 03/01/27	500		518,352
State of Hawaii, Series EO (GO) 5.00%, 08/01/25 (c)	520		520,588
State of Hawaii, Series ET (GO) 3.00%, 10/01/29 (c)	1,000		966,018
			2,802,266
Illinois: 4.7%
Chicago O’Hare International Airport, Series B (RB) (AGM) 5.00%, 01/01/26	500		505,359
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26	315		318,376
Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/30	500		539,101
Chicago, Illinois Transit Authority, Federal Transit Administration, Urbanized Area Formula (RB) 5.00%, 06/01/25	340		340,273
City of Chicago, Series A (GO)
5.00%, 01/01/27	365		371,820
5.00%, 01/01/30	2,000		2,088,663
City of Chicago, Series B (GO) 4.00%, 01/01/30	358		357,845
Illinois Finance Authority, Clean Water Initiative (RB)
5.00%, 07/01/27	685		712,736
5.00%, 01/01/28	500		524,582
Illinois Finance Authority, Northshore University Health System, Series A (RB) (AGM) 5.00%, 08/15/26	500		511,688
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	415		429,233
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	650		672,293
Illinois State, Series A (GO) 5.00%, 11/01/27	1,000		1,034,704
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/28 (c)	735		761,002
State of Illinois (GO) 3.50%, 06/01/29 (c)	685		667,002
	Par (000’s	)	Value
Illinois (continued)
State of Illinois, Series A (RB) 4.00%, 06/15/28	$580		$588,249
State of Illinois, Series D (GO)
5.00%, 11/01/25	1,345		1,355,483
5.00%, 11/01/26	800		817,734
			12,596,143
Indiana: 1.0%
Indiana Finance Authority, Midwestern Disaster Relief, Series A (RB) 4.25%, 11/01/30	1,545		1,560,568
Indiana Finance Authority, Series E (RB) 5.00%, 06/01/29	935		998,975
			2,559,543
Iowa: 0.6%
PEFA, Inc., Iowa Gas Project (RB) 5.00%, 09/01/49 (c) (p)	1,500		1,520,435
Kansas: 0.2%
County of Butler, Unified School District No. 385 (GO) 4.00%, 09/01/30 (c)	500		505,144
Kentucky: 1.3%
Commonwealth of Kentucky, State Property and Building Commission, Series A (RB) 5.00%, 10/01/30	250		271,606
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 4.00%, 08/01/52 (c) (p)	1,200		1,194,466
Kentucky Public Energy Authority, Gas Supply, Series C-1 (RB) 4.00%, 12/01/49 (c) (p)	1,100		1,100,401
Louisville & Jefferson County, Metro Government, Norton Healtcare, Inc., Series C (RB) 5.00%, 10/01/47 (c) (p)	1,000		1,019,236
			3,585,709
Louisiana: 0.9%
Louisiana Public Facilities Authority, Ochsner Clinic Project, Series B (RB) (SAW) 5.00%, 05/15/50 (c) (p)	500		500,032
St. John Baptist Parish, Louisiana Marathon Oil Co., Series B-2 (RB) 2.38%, 06/01/37 (p)	750		737,513
State of Louisiana, Series A (GO) 5.00%, 02/01/29	1,000		1,065,751
			2,303,296
Maine: 0.2%
State of Maine, Series B (GO) (SBG) 5.00%, 06/01/25	500		500,638

See Notes to Financial Statements

123

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Maryland: 2.7%
Baltimore County, Maryland (GO) 5.00%, 03/01/30	$945		$1,030,331
Community Development Administration, Maryland Multifamily Development, Series D-2 (RB) 3.30%, 01/01/29	500		496,671
County of Montgomery, Consolidated Public Improvement, Series A (GO) 4.00%, 08/01/29	750		778,314
State of Maryland, Department of Transportation (RB)
3.00%, 11/01/30 (c)	520		504,027
4.00%, 11/01/27 (c)	500		500,000
5.00%, 10/01/26	595		612,433
State of Maryland, Department of Transportation, Series B (RB) 4.00%, 05/01/30 (c)	750		765,394
State of Maryland, State and Local Facilities Loan, Series A (GO)
5.00%, 03/15/28 (c)	500		517,602
5.00%, 03/15/28	500		529,015
5.00%, 03/15/29	1,000		1,075,189
State of Maryland, State and Local Facilities Loan, Series B (GO) 5.00%, 08/01/26	385		395,167
			7,204,143
Massachusetts: 3.1%
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/27	680		707,797
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/27	710		733,999
5.00%, 05/01/27	500		520,176
5.00%, 07/01/27	500		521,743
Commonwealth of Massachusetts, Series C (GO)
5.00%, 10/01/26	400		411,551
5.00%, 05/01/30	1,000		1,090,472
Commonwealth of Massachusetts, Series E (GO) 3.00%, 12/01/25	750		748,549
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB) 5.00%, 10/15/26	500		514,757
Massachusetts State College Building Authority, Series A (RB) 5.00%, 05/01/49 (c)	775		775,000
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Water Resources Authority, Series B (RB) (AGM) 5.25%, 08/01/30	$1,000		$1,112,994
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/40 (c)	1,000		1,025,289
			8,162,327
Michigan: 0.9%
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB) 5.00%, 07/01/30 (c)	500		508,369
Michigan State Housing Development Authority, Series A (RB) 3.70%, 04/01/30 (c)	500		488,595
State of Michigan, Environmental Program (GO) 3.00%, 05/01/30 (c)	410		401,049
State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/26	500		508,459
State of Michigan, Trunk Line, Series B (RB) 5.00%, 11/15/27	500		525,124
			2,431,596
Minnesota: 1.8%
Metropolitan Council, Minneapolis & St. Paul Metropolitian Area, Series C (GO) 5.00%, 12/01/26	1,000		1,032,803
Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/29	1,000		1,064,473
Minneapolis & St. Paul, Minnrsota Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/30 (c)	515		529,464
Minnesota Public Facilities Authority, Series A (RB) 5.00%, 03/01/31	1,000		1,103,602
State of Minnesota, Various Purpose, Series D (GO) 3.00%, 10/01/30 (c)	1,000		969,593
			4,699,935
Mississippi: 0.2%
State of Mississippi, Series A (GO) 5.00%, 10/01/29 (c)	430		447,829
Missouri: 0.8%
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400		1,535,880

See Notes to Financial Statements

124

	Par (000’s	)	Value
Missouri (continued)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 01/01/26 (c)	$500		$501,436
			2,037,316
Montana: 0.2%
City of Forsyth, Montana Pollution Control, Northwestern Corp. Colstrip Project (RB) 3.88%, 07/01/28 (c)	500		503,315
Nevada: 0.6%
Clark County, Nevada (GO) 5.00%, 06/01/25	1,090		1,091,290
Clark County, Nevada Airport System, Series A (RB) 5.00%, 07/01/29	500		535,594
			1,626,884
New Jersey: 3.6%
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 4.00%, 11/01/25	660		661,863
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB) 5.00%, 06/15/34 (c)	615		642,275
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.25%, 06/15/29 (c)	1,000		1,002,166
5.25%, 06/15/40 (c)	1,500		1,503,250
New Jersey Educational Facilities Authority, Princeton University, Series B (RB)
5.00%, 07/01/25	1,000		1,002,670
5.00%, 07/01/28 (c)	1,000		1,039,881
New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project (RB) 5.00%, 09/15/26	500		512,496
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Series A (RB) 5.00%, 07/01/29 (c)	660		679,243
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/26	500		514,701
5.00%, 06/15/30 (c)	435		441,246
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series AA (RB) 5.00%, 06/15/25	$500		$500,728
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/25	500		498,928
2.00%, 06/01/26	500		490,117
			9,489,564
New Mexico: 0.9%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 4.12%, 08/01/44 (c)	1,000		1,001,045
State of New Mexico, Series A (RB) 5.00%, 07/01/27	840		875,269
State of New Mexico, Series B (RB) 5.00%, 07/01/26	535		547,773
			2,424,087
New York: 13.9%
City of New York, Series A-1 (GO)
5.00%, 09/01/27	1,000		1,043,640
5.00%, 08/01/29	1,000		1,074,021
City of New York, Series C (GO) 5.00%, 09/01/27	1,000		1,043,640
City of New York, Series C (GO) (SD CRED PROG) 5.00%, 08/01/27	500		521,085
City of New York, Series E (GO) 5.00%, 08/01/30 (c)	540		548,873
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410		424,677
County of Suffolk, New York, Series A (GO) (AGM) 5.00%, 02/01/26	250		253,811
Long Island Power Authority Electric System (RB) (BAM) 5.00%, 09/01/26	510		524,551
Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/26	500		512,993
Metropolitan Transportation Authority, Series C (RB) 5.25%, 11/15/29 (c)	1,000		1,006,807
Metropolitan Transportation Authority, Series D-1 (RB) 5.00%, 11/15/28 (c)	250		251,515
Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/30	1,000		1,075,971

See Notes to Financial Statements

125

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi- Family Housing, Series A-2 (RB) 3.25%, 11/01/64 (c) (p)	$1,000		$979,245
New York City Housing Development Corp., Multi- Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	500		503,127
New York City Housing Development Corp., Multi- Family Housing, Series F-2 (RB) (FHA 542 (C)) 0.60%, 05/01/61 (c) (p)	270		268,170
New York City Transitional Finance Authority, Series A (RB)
5.00%, 11/01/26	500		514,757
5.00%, 11/01/27	440		461,690
New York City Transitional Finance Authority, Series E-1 (RB) 5.00%, 02/01/30 (c)	1,190		1,217,518
New York City Transitional Finance Authority, Series F (RB) 5.00%, 02/01/27	850		879,086
New York City Transitional Finance Authority, Series G-1 (RB) 4.00%, 11/01/30	1,500		1,555,574
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/30 (c)	1,000		1,017,845
New York State Dormitory Authority, New York Cornell University, Series A (RB) 5.00%, 07/01/26	700		717,606
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 5.00%, 03/15/29	1,000		1,077,519
New York State Dormitory Authority, Personal Income Tax, Series B (RB) 5.00%, 02/15/27	510		529,277
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW) 5.00%, 10/01/30 (c)	1,325		1,350,993
New York State Dormitory Authority, Series A (RB)
5.00%, 03/15/26	780		794,754
5.00%, 03/15/26	485		492,917
5.00%, 02/15/27	500		518,899
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Series B (RB) 5.00%, 03/15/30	$500		$540,734
New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/28	640		674,245
New York State Dormitory Authority, State Sales Tax, Series B (RB)
5.00%, 03/15/26 (c)	500		503,349
5.00%, 03/15/29 (c)	595		598,985
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	680		691,925
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	500		501,369
New York State Environmental Facilities Corp., State Clean Water And Drinking Water Revolving Funds, Series B (RB) 5.00%, 06/15/28	605		643,458
New York State Housing Finance Agency, Series A-2 (RB) 2.50%, 11/01/60 (c) (p)	920		895,696
New York State Housing Finance Agency, Series C (RB) 3.80%, 11/01/62 (c) (p)	500		500,099
New York State Housing Finance Agency, Series C-2 (RB) 3.60%, 11/01/63 (c) (p)	500		499,166
New York State Housing Finance Agency, Series L-2 (RB) 0.75%, 11/01/25 (c)	395		395,000
New York State Thruway Authority, Series P (RB) 5.00%, 01/01/27	1,000		1,037,612
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/27	690		717,262
5.00%, 03/15/28 (c)	500		509,029
New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 03/15/27	500		519,755

See Notes to Financial Statements

126

	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 5.00%, 12/01/30	$1,150		$1,228,292
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/29 (c)	665		655,289
Triborough Bridge & Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/45 (p)	875		857,973
Triborough Bridge & Tunnel Authority, Series A (RB)
5.00%, 11/15/26	1,000		1,029,175
5.00%, 11/15/27	500		526,127
5.00%, 11/15/28	1,000		1,070,137
Triborough Bridge & Tunnel Authority, Series B (RB) 5.00%, 11/15/28 (c)	1,000		1,060,979
			36,816,217
North Carolina: 1.9%
County of Mecklenburg, Series A (GO) 4.00%, 04/01/29 (c)	500		503,731
County of Mecklenburg, Series B (GO) 2.00%, 12/01/30 (c)	250		225,621
County of Wake, North Carolina (RB) 5.00%, 09/01/26	375		385,351
North Carolina Medical Care Commission Hospital, Caromont Health, Series B (RB) 5.00%, 02/01/51 (p)	500		505,461
State of North Carolina, Grant Anticipation Vehicle (RB) 5.00%, 03/01/30 (c)	1,500		1,596,096
State of North Carolina, Series A (GO) 5.00%, 06/01/30 (c)	1,140		1,206,014
State of North Carolina, Series B (RB) 5.00%, 05/01/29 (c)	585		607,259
			5,029,533
Ohio: 2.2%
American Municipal Power, Inc., Combined Hydroelectric Projects, Series A (RB) 5.00%, 02/15/28	500		524,526
City of Columbus, Various Purpose (GO) 5.00%, 04/01/29 (c)	750		777,298
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 5.00%, 12/01/29	1,250		1,339,174
	Par (000’s	)	Value
Ohio (continued)
5.00%, 08/01/30 (c)	$1,030		$1,066,694
Ohio Quality Development Authority, American Electric Power Company Project, Series D (RB) 3.20%, 05/01/26	500		495,447
Ohio Turnpike and Infrastructure Commission, Series A (RB) 5.00%, 02/15/31 (c)	500		519,810
Ohio Water Development Authority, Series B (RB) 5.00%, 12/01/27 (c)	1,000		1,023,715
			5,746,664
Oklahoma: 0.1%
Canadian County, Oaklahoma Educational Facilities Authority, Mustang Public Schools Project (RB) 3.00%, 09/01/29 (c)	330		318,761
Oregon: 0.9%
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 12/01/26	500		515,774
Jackson County, Oregon School District No. 549C Medford (GO) (SBG) 5.00%, 12/15/28 (c)	1,250		1,252,214
Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	500		500,852
			2,268,840
Pennsylvania: 3.1%
Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/30 (c)	360		378,970
Allegheny County Sanitary Authority (RB) (BAM) 5.00%, 12/01/27 (c)	500		505,789
City of Philadelphia, Series A (GO) 5.00%, 08/01/25	300		301,003
Commonwealth of Pennsylvania (GO)
3.00%, 01/01/31 (c)	510		484,475
5.00%, 01/01/26	560		567,004
5.00%, 03/15/27 (c)	500		500,764
5.00%, 07/15/27	1,000		1,041,387
5.00%, 09/01/27	1,000		1,043,640
Commonwealth of Pennsylvania (GO) (SBG) 5.00%, 07/15/26	1,000		1,023,333
County of Lehigh, Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600		611,481

See Notes to Financial Statements

127

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/01/53 (p)	$500		$499,759
Montgomery County Industrial Development Authority, Series B (RB) 4.10%, 06/01/29	705		704,142
University of Pittsburgh of the Commonwealth, System of Higher Education (RB) 4.00%, 04/15/26 (c)	500		503,588
			8,165,335
Rhode Island: 0.4%
Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 5.00%, 05/15/26 (c)	500		500,636
Tobacco Settlement Financing Corp., Rhode Island, Series A (RB) 5.00%, 06/01/26 (c)	500		500,431
			1,001,067
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority (RB) 5.00%, 09/01/30 (c)	255		261,139
Tennessee: 1.8%
Johnson City Health & Educational Facilities Board, Series A (RB) 5.00%, 07/01/25	500		500,845
Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 07/01/26	525		537,717
Metropolitan Government of Nashville and Davidson County (GO) 4.00%, 01/01/31 (c)	545		546,006
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health, Series B (RB) 5.00%, 09/01/49 (c) (p)	500		520,015
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/49 (c) (p)	1,775		1,775,723
Tennessee Energy Acquisition Corp., Gas Project, Series A-1 (RB) 5.00%, 05/01/53 (c) (p)	500		512,978
	Par (000’s	)	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp., Gas Project, Series B (RB) 5.62%, 09/01/26	$500		$509,035
			4,902,319
Texas: 8.9%
Austin Independent School District (GO) 5.00%, 08/01/28	505		536,508
Bexar County, Limited Tax (GO) 5.00%, 06/15/27 (c)	500		509,755
Board of Regents of the University of Texas System, Series B (RB) 5.00%, 08/15/29	1,000		1,079,592
City of Dallas, Texas Waterworks and Sewer System, Series A (RB) 5.00%, 10/01/30 (c)	565		577,926
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/27 (c)	630		644,176
Comal, Texas Independent School District (GO) 5.00%, 02/01/26	775		785,829
Conroe, Texas Independent School District, Series A (GO) 5.00%, 02/15/27	2,000		2,070,969
Denton Independent School District (GO) 5.00%, 08/15/29	1,000		1,077,086
Ford Bend, Texas Independent School District, Series B (GO) 5.00%, 02/15/28	910		957,624
Fort Bend, Texas Independent School District (GO) 5.00%, 08/15/30 (c)	2,000		2,074,592
Harris County, Texas Cultural Education Facilities Finance Corp., TECO Project (RB) 5.00%, 11/15/30 (c)	850		876,025
Harris County, Texas Toll Road Senior Lien, Series A (RB) 5.00%, 08/15/27	1,000		1,044,435
Houston Texas Utility System, Series A (RB) 5.00%, 11/15/27	1,000		1,047,747
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AGM) 5.00%, 05/15/27	500		518,529
North Texas Tollway Authority System, Series A (RB) 5.00%, 01/01/27	500		516,818
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/30 (c)	1,195		1,205,030
5.00%, 01/01/31 (c)	1,675		1,688,502

See Notes to Financial Statements

128

	Par (000’s	)	Value
Texas (continued)
State of Texas, Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/30 (c)	$500		$506,518
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	600		610,111
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A (RB) 5.50%, 01/01/54 (c) (p)	1,000		1,055,536
Texas Transportation Commission Highway Improvement (GO) 5.00%, 04/01/30	1,000		1,085,875
Texas Water Development Board (RB) 5.00%, 04/15/26	1,000		1,019,755
Texas Water Development Board, Series A (RB) 5.00%, 04/15/30 (c)	250		260,219
Trinity River Authority, Regional Wastewater System (RB) 5.00%, 08/01/30 (c)	670		693,326
University of Houston, Series A (RB) 5.00%, 02/15/26	1,000		1,015,451
			23,457,934
Utah: 0.2%
Utah Transit Authority (RB) 5.00%, 06/15/30	500		545,171
Virginia: 1.5%
County of Fairfax, Virginia Public Improvement, Series A (GO) (SAW) 4.00%, 10/01/25	990		993,360
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/27	600		621,259
Virginia Commonwealth Transportation Board (RB) 5.00%, 03/15/27 (c)	510		523,753
Virginia Public Building Authority, Public Facilities, Series A (RB) 5.00%, 08/01/29 (c)	720		750,387
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 10/01/40 (p)	1,000		985,096
			3,873,855
	Par (000’s	)	Value
Washington: 3.2%
Central Puget Sound Regional Transit Authority, Motor Vehicle Excise Tax Improvement, Series S-1 (RB) 5.00%, 11/01/26	$520		$535,733
Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/31 (c)	500		504,489
Energy Northwest Project Electric, Series A (RB) 5.00%, 07/01/25	1,000		1,002,451
Energy Northwest Project Electric, Series C (RB)
5.00%, 07/01/25	1,375		1,378,370
5.00%, 07/01/30 (c)	1,250		1,252,524
Energy Northwest, Project 3 Electric, Series A (RB) 5.00%, 07/01/28 (c)	725		751,036
King County,Washington (GO) 4.00%, 07/01/30 (c)	2,110		2,141,931
State of Washington, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/26	1,000		1,022,001
			8,588,535
West Virginia: 0.4%
State of West Virginia, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/26	1,000		1,024,824
Wisconsin: 1.2%
City of Milwaukee, Series N4 (GO) 5.00%, 04/01/26	750		761,153
Public Finance Authority, Wisconsin Providence St. Joseph Health (RB)
4.00%, 10/01/41 (p)	810		812,460
4.00%, 10/01/41 (p)	525		546,078
State of Wisconsin, Series A (GO)
5.00%, 05/01/25	500		500,000
5.00%, 05/01/28 (c)	500		500,000
			3,119,691
Total Municipal Bonds: 98.8% (Cost: $264,412,171)			261,576,455
Other assets less liabilities: 1.2%			3,302,382
NET ASSETS: 100.0%			$264,878,837

See Notes to Financial Statements

129

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$261,576,455	$—	$261,576,455

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

130

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025

	CEF Muni Income ETF	High Yield Muni ETF	HIP Sustainable Muni ETF	Intermediate Muni ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$169,507,345	$3,224,905,348	$10,762,689	$1,882,603,001
Cash	152	189,943,377	347,888	59,782,065
Receivables:
Shares of beneficial interest sold	—	7,534,776	—	24,881,892
Dividends and interest	705,003	47,844,750	153,939	23,674,797
Total assets	170,212,500	3,470,228,251	11,264,516	1,990,941,755
Liabilities:
Payables:
Investment securities purchased	—	88,537,357	—	40,338,252
Line of credit	201,983	—	—	—
Due to Adviser	55,712	865,485	2,211	277,184
Deferred Trustee fees	4,195	3,184	—	3,000
Accrued expenses	1,998	—	—	—
Total liabilities	263,888	89,406,026	2,211	40,618,436
NET ASSETS	$169,948,612	$3,380,822,225	$11,262,305	$1,950,323,319
Shares outstanding	8,075,000	67,296,401	250,000	43,098,916
Net asset value, redemption and offering price per share	$21.05	$50.24	$45.05	$45.25
Net Assets consist of:
Aggregate paid in capital	$233,593,653	$3,819,938,631	$12,627,135	$2,066,098,046
Total distributable loss	(63,645,041)	(439,116,406)	(1,364,830)	(115,774,727)
NET ASSETS	$169,948,612	$3,380,822,225	$11,262,305	$1,950,323,319
(1) Cost of investments - Unaffiliated issuers	$197,149,340	$3,430,450,662	$11,531,428	$1,968,948,025

See Notes to Financial Statements

131

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025

	Long Muni ETF	Short High Yield Muni ETF	Short Muni ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$527,665,512	$314,725,212	$261,576,455
Cash	3,441,753	7,243	2,709
Receivables:
Investment securities sold	—	4,438,944	—
Dividends and interest	7,286,197	4,487,247	3,420,974
Total assets	538,393,462	323,658,646	265,000,138
Liabilities:
Payables:
Investment securities purchased	2,400,066	3,795,090	—
Line of credit	—	1,493,498	104,396
Due to Adviser	104,436	91,228	15,206
Deferred Trustee fees	1,517	—	1,600
Accrued expenses	—	235	99
Total liabilities	2,506,019	5,380,051	121,301
NET ASSETS	$535,887,443	$318,278,595	$264,878,837
Shares outstanding	31,150,000	14,250,000	15,500,000
Net asset value, redemption and offering price per share	$17.20	$22.34	$17.09
Net Assets consist of:
Aggregate paid in capital	$586,206,023	$364,039,012	$272,051,660
Total distributable loss	(50,318,580)	(45,760,417)	(7,172,823)
NET ASSETS	$535,887,443	$318,278,595	$264,878,837
(1) Cost of investments - Unaffiliated issuers	$560,183,511	$332,225,453	$264,412,171

See Notes to Financial Statements

132

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2025

	CEF Muni Income ETF	High Yield Muni ETF	HIP Sustainable Muni ETF	Intermediate Muni ETF
Income:
Dividends	$9,891,252	$—	$—	$—
Interest	3,008	145,652,169	349,910	56,081,570
Total income	9,894,260	145,652,169	349,910	56,081,570
Expenses:
Management fees	852,139	10,108,214	28,602	3,401,344
Interest	29,254	—	—	87
Taxes	58	58	58	58
Total expenses	881,451	10,108,272	28,660	3,401,489
Net investment income	9,012,809	135,543,897	321,250	52,680,081

Net realized gain (loss) on:
Investments	(7,124,779)	(58,628,677)	(495,704)	(2,673,703)
In-kind redemptions	5,340,591	1,347,258	—	(4,219,403)
Net realized loss	(1,784,188)	(57,281,419)	(495,704)	(6,893,106)

Net change in unrealized appreciation (depreciation) on:
Investments	9,389,097	(20,949,688)	361,357	(20,013,998)
Net change in unrealized appreciation (depreciation)	9,389,097	(20,949,688)	361,357	(20,013,998)
Net increase in net assets resulting from operations	$16,617,718	$57,312,790	$186,903	$25,772,977

See Notes to Financial Statements

133

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2025

	Long Muni ETF	Short High Yield Muni ETF	Short Muni ETF
Income:
Interest	$20,069,752	$11,686,841	$6,534,897
Total income	20,069,752	11,686,841	6,534,897
Expenses:
Management fees	1,228,678	1,106,236	185,340
Interest	—	11,576	98
Taxes	58	58	58
Total expenses	1,228,736	1,117,870	185,496
Net investment income	18,841,016	10,568,971	6,349,401

Net realized gain (loss) on:
Investments	(1,305,788)	(3,559,297)	(269,798)
In-kind redemptions	(27,926)	(445,502)	(47,200)
Net realized loss	(1,333,714)	(4,004,799)	(316,998)

Net change in unrealized appreciation (depreciation) on:
Investments	(14,178,375)	4,593,379	2,355,336
Net change in unrealized appreciation (depreciation)	(14,178,375)	4,593,379	2,355,336
Net increase in net assets resulting from operations	$3,328,927	$11,157,551	$8,387,739

See Notes to Financial Statements

134

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Muni Income ETF		High Yield Muni ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$9,012,809	$8,167,835	$135,543,897	$124,259,489
Net realized loss	(1,784,188)	(10,831,811)	(57,281,419)	(87,697,628)
Net change in unrealized appreciation (depreciation)	9,389,097	7,317,408	(20,949,688)	81,437,462
Net increase in net assets resulting from operations	16,617,718	4,653,432	57,312,790	117,999,323
Distributions to shareholders from:
Distributable earnings	(9,012,809)	(8,652,299)	(134,451,070)	(120,571,988)
Return of capital	(2,116,534)	(943,651)	—	—
Total distributions	(11,129,343)	(9,595,950)	(134,451,070)	(120,571,988)

Share transactions*:
Proceeds from sale of shares	50,638,025	54,357,867	972,204,595	905,560,236
Cost of shares redeemed	(107,316,276)	(32,677,141)	(429,565,658)	(788,031,487)
Net increase (decrease) in net assets resulting from share transactions	(56,678,251)	21,680,726	542,638,937	117,528,749
Total increase (decrease) in net assets	(51,189,876)	16,738,208	465,500,657	114,956,084
Net Assets, beginning of year	221,138,488	204,400,280	2,915,321,568	2,800,365,484
Net Assets, end of year	$169,948,612	$221,138,488	$3,380,822,225	$2,915,321,568
*Shares of Common Stock Issued (no par value)
Shares sold	2,325,000	2,725,000	18,900,000	18,050,000
Shares redeemed	(4,900,000)	(1,600,000)	(8,450,000)	(15,650,000)
Net increase (decrease)	(2,575,000)	1,125,000	10,450,000	2,400,000

See Notes to Financial Statements

135

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	HIP Sustainable Muni ETF		Intermediate Muni ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$321,250	$411,823	$52,680,081	$47,379,279
Net realized loss	(495,704)	(34,254)	(6,893,106)	(14,698,985)
Net change in unrealized appreciation (depreciation)	361,357	(1,406)	(20,013,998)	2,540,360
Net increase in net assets resulting from operations	186,903	376,163	25,772,977	35,220,654
Distributions to shareholders from:
Distributable earnings	(325,300)	(412,960)	(52,313,452)	(46,864,503)

Share transactions*:
Proceeds from sale of shares	—	—	331,998,085	298,049,733
Cost of shares redeemed	(6,891,496)	—	(159,799,860)	(303,307,234)
Net increase (decrease) in net assets resulting from share transactions	(6,891,496)	—	172,198,225	(5,257,501)
Total increase (decrease) in net assets	(7,029,893)	(36,797)	145,657,750	(16,901,350)
Net Assets, beginning of year	18,292,198	18,328,995	1,804,665,569	1,821,566,919
Net Assets, end of year	$11,262,305	$18,292,198	$1,950,323,319	$1,804,665,569
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	7,250,000	6,650,000
Shares redeemed	(150,000)	—	(3,500,000)	(6,600,000)
Net increase (decrease)	(150,000)	—	3,750,000	50,000

See Notes to Financial Statements

136

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long Muni ETF		Short High Yield Muni ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$18,841,016	$14,965,086	$10,568,971	$10,996,299
Net realized loss	(1,333,714)	(5,954,798)	(4,004,799)	(12,982,599)
Net change in unrealized appreciation (depreciation)	(14,178,375)	(661,838)	4,593,379	11,200,258
Net increase in net assets resulting from operations	3,328,927	8,348,450	11,157,551	9,213,958
Distributions to shareholders from:
Distributable earnings	(18,304,160)	(14,425,095)	(10,289,255)	(11,222,995)

Share transactions*:
Proceeds from sale of shares	132,878,950	250,100,275	18,138,035	6,528,708
Cost of shares redeemed	(22,517,761)	(116,997,223)	(21,454,447)	(81,403,031)
Net increase (decrease) in net assets resulting from share transactions	110,361,189	133,103,052	(3,316,412)	(74,874,323)
Total increase (decrease) in net assets	95,385,956	127,026,407	(2,448,116)	(76,883,360)
Net Assets, beginning of year	440,501,487	313,475,080	320,726,711	397,610,071
Net Assets, end of year	$535,887,443	$440,501,487	$318,278,595	$320,726,711
*Shares of Common Stock Issued (no par value)
Shares sold	7,450,000	14,150,000	800,000	300,000
Shares redeemed	(1,250,000)	(6,700,000)	(950,000)	(3,700,000)
Net increase (decrease)	6,200,000	7,450,000	(150,000)	(3,400,000)

See Notes to Financial Statements

137

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Short Muni ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$6,349,401	$4,698,031
Net realized loss	(316,998)	(1,880,268)
Net change in unrealized appreciation (depreciation)	2,355,336	2,492,102
Net increase in net assets resulting from operations	8,387,739	5,309,865
Distributions to shareholders from:
Distributable earnings	(6,402,005)	(5,190,580)

Share transactions*:
Proceeds from sale of shares	27,462,893	34,692,781
Cost of shares redeemed	(18,042,693)	(49,921,153)
Net increase (decrease) in net assets resulting from share transactions	9,420,200	(15,228,372)
Total increase (decrease) in net assets	11,405,934	(15,109,087)
Net Assets, beginning of year	253,472,903	268,581,990
Net Assets, end of year	$264,878,837	$253,472,903
*Shares of Common Stock Issued (no par value)
Shares sold	1,600,000	2,050,000
Shares redeemed	(1,050,000)	(2,950,000)
Net increase (decrease)	550,000	(900,000)

See Notes to Financial Statements

138

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	CEF Muni Income ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.76	$21.46	$23.53	$29.07	$24.34
Net investment income (a)	0.93	0.79	0.95	1.14	1.14
Net realized and unrealized gain (loss) on investments	0.52	(0.57)	(2.00)	(5.56)	4.71
Total from investment operations	1.45	0.22	(1.05)	(4.42)	5.85
Distributions from:
Net investment income	(0.94)	(0.83)	(1.02)	(1.12)	(1.12)
Return of capital	(0.22)	(0.09)	—	—	—
Total distributions	(1.16)	(0.92)	(1.02)	(1.12)	(1.12)
Net asset value, end of year	$21.05	$20.76	$21.46	$23.53	$29.07
Total return (b)	6.79%	1.16%	(4.53)%	(15.82)%	24.38%

Ratios to average net assets
Gross Expenses (c)	0.41%	0.41%	0.41%	0.40%	0.40%
Net Expenses (c)	0.41%	0.41%	0.41%	0.40%	0.40%
Net Expenses excluding interest and taxes (c)	0.40%	0.40%	0.40%	N/A	N/A
Net investment income (c)	4.23%	3.80%	4.30%	4.01%	4.17%
Supplemental data
Net assets, end of year (in millions)	$170	$221	$204	$169	$177
Portfolio turnover rate (d)	12%	14%	15%	15%	11%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

139

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	High Yield Muni ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$51.28	$51.43	$55.18	$62.48	$56.13
Net investment income (a)	2.23	2.22	2.01	2.09	2.36
Net realized and unrealized gain (loss) on investments	(1.05)	(0.21)	(3.73)	(7.27)	6.38
Total from investment operations	1.18	2.01	(1.72)	(5.18)	8.74
Distributions from:
Net investment income	(2.22)	(2.16)	(2.03)	(2.12)	(2.39)
Net asset value, end of year	$50.24	$51.28	$51.43	$55.18	$62.48
Total return (b)	2.23%	4.04%	(3.11)%	(8.62)%	15.84%

Ratios to average net assets
Expenses	0.32%	0.32%	0.35%	0.35%	0.35%
Net investment income	4.29%	4.37%	3.84%	3.38%	3.91%
Supplemental data
Net assets, end of year (in millions)	$3,381	$2,915	$2,800	$3,018	$3,461
Portfolio turnover rate (c)	17%	29%	11%	11%	9%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

140

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	HIP Sustainable Muni ETF

	Year Ended April 30,			Period Ended April 30,
	2025	2024	2023	2022 (a)
Net asset value, beginning of period	$45.73	$45.82	$45.66	$50.00
Net investment income (b)	1.24	1.03	0.72	0.10
Net realized and unrealized gain (loss) on investments	(0.67)	(0.09)	0.09	(4.22)
Total from investment operations	0.57	0.94	0.81	(4.12)
Distributions from:
Net investment income	(1.25)	(1.03)	(0.65)	(0.22)
Net asset value, end of period	$45.05	$45.73	$45.82	$45.66
Total return (c)	1.20%	2.08%	1.79%	(8.26)%

Ratios to average net assets
Expenses	0.24%	0.24%	0.24%	0.24	%(d)
Net investment income	2.70%	2.26%	1.59%	0.33	%(d)
Supplemental data
Net assets, end of period (in millions)	$11	$18	$18	$14
Portfolio turnover rate (e)	10%	11%	14%	11%

(a)	For the period September 9, 2021 (commencement of operations) through April 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

141

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Intermediate Muni ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$45.86	$46.35	$45.69	$51.62	$48.97
Net investment income (a)	1.29	1.17	0.97	0.83	0.98
Net realized and unrealized gain (loss) on investments	(0.62)	(0.50)	0.65	(5.92)	2.72
Total from investment operations	0.67	0.67	1.62	(5.09)	3.70
Distributions from:
Net investment income	(1.28)	(1.16)	(0.96)	(0.84)	(0.98)
Net realized capital gains	—	—	—	— (b)	(0.07)
Total distributions	(1.28)	(1.16)	(0.96)	(0.84)	(1.05)
Net asset value, end of year	$45.25	$45.86	$46.35	$45.69	$51.62
Total return (c)	1.43%	1.48%	3.59%	(9.99)%	7.59%

Ratios to average net assets
Expenses	0.18%	0.23%	0.24%	0.24%	0.24%
Net investment income	2.79%	2.56%	2.12%	1.64%	1.90%
Supplemental data
Net assets, end of year (in millions)	$1,950	$1,805	$1,822	$1,695	$1,801
Portfolio turnover rate (d)	11%	16%	17%	4%	6%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

142

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Long Muni ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.66	$17.91	$18.35	$21.68	$20.18
Net investment income (a)	0.66	0.62	0.52	0.46	0.52
Net realized and unrealized gain (loss) on investments	(0.48)	(0.26)	(0.46)	(3.26)	1.54
Total from investment operations	0.18	0.36	0.06	(2.80)	2.06
Distributions from:
Net investment income	(0.64)	(0.61)	(0.50)	(0.46)	(0.52)
Net realized capital gains	—	—	—	(0.07)	(0.04)
Total distributions	(0.64)	(0.61)	(0.50)	(0.53)	(0.56)
Net asset value, end of year	$17.20	$17.66	$17.91	$18.35	$21.68
Total return (b)	0.99%	2.02%	0.40%	(13.26)%	10.31%

Ratios to average net assets
Expenses	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	3.68%	3.54%	2.91%	2.15%	2.45%
Supplemental data
Net assets, end of year (in millions)	$536	$441	$313	$216	$228
Portfolio turnover rate (c)	9%	23%	32%	7%	23%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

143

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Short High Yield Muni ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.27	$22.34	$22.86	$25.06	$23.09
Net investment income (a)	0.75	0.67	0.59	0.58	0.73
Net realized and unrealized gain (loss) on investments	0.05	(0.06)	(0.50)	(2.18)	1.99
Total from investment operations	0.80	0.61	0.09	(1.60)	2.72
Distributions from:
Net investment income	(0.73)	(0.68)	(0.61)	(0.60)	(0.75)
Net asset value, end of year	$22.34	$22.27	$22.34	$22.86	$25.06
Total return (b)	3.59%	2.82%	0.43%	(6.58)%	11.89%

Ratios to average net assets
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.34%	3.04%	2.64%	2.34%	2.98%
Supplemental data
Net assets, end of year (in millions)	$318	$321	$398	$418	$306
Portfolio turnover rate (c)	25%	18%	17%	16%	14%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

144

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Short Muni ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.95	$16.95	$16.89	$18.04	$17.55
Net investment income (a)	0.41	0.31	0.21	0.15	0.23
Net realized and unrealized gain (loss) on investments	0.14	0.04	0.10	(1.09)	0.51
Total from investment operations	0.55	0.35	0.31	(0.94)	0.74
Distributions from:
Net investment income	(0.41)	(0.35)	(0.25)	(0.19)	(0.25)
Net realized capital gains	—	—	—	(0.02)	—
Total distributions	(0.41)	(0.35)	(0.25)	(0.21)	(0.25)
Net asset value, end of year	$17.09	$16.95	$16.95	$16.89	$18.04
Total return (b)	3.26%	2.12%	1.83%	(5.27)%	4.27%

Ratios to average net assets
Expenses	0.07%	0.09%	0.20%	0.20%	0.20%
Net investment income	2.40%	1.86%	1.22%	0.86%	1.26%
Supplemental data
Net assets, end of year (in millions)	$265	$253	$269	$328	$297
Portfolio turnover rate (c)	17%	36%	19%	18%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

145

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2025

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CEF Muni Income ETF (“CEF Muni”)	Diversified
High Yield Muni ETF (“High Yield”)	Diversified
HIP Sustainable Muni ETF (“HIP Sustainable”)	Non-Diversified
Intermediate Muni ETF (“Intermediate”)	Diversified
Long Muni ETF (“Long”)	Diversified
Short High Yield Muni ETF (“Short High Yield”)	Diversified
Short Muni ETF (“Short”)	Diversified

Each Fund’s investment objective (except for HIP Sustainable) is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index.

Fund	Index

CEF Muni	S-Network Municipal Bond Closed-End Fund Index
High Yield	ICE Broad High Yield Crossover Municipal Index
Intermediate	ICE Intermediate AMT-Free Broad National Municipal Index
Long	ICE Long AMT-Free Broad National Municipal Index
Short High Yield	ICE 1-12 Year Broad High Yield Crossover Municipal Index
Short	ICE Short AMT-Free Broad National Municipal Index

The investment objective of HIP Sustainable is to seek current income generally exempt from federal income tax, other than federal alternative minimum tax. The Funds (except CEF Muni and HIP Sustainable) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Muni seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index. The HIP Sustainable is an actively managed exchange-traded fund that seeks to achieve its investment objectives by investing, under normal circumstances, in investment grade municipal debt securities that fund issuers with operations or projects helping to promote progress towards sustainable development, in alignment with the goals and metrics defined by the United Nations Sustainable Development Goals.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives
146

highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B. Federal Income Taxes —It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

147

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

C. Distributions to Shareholders—Dividends to shareholders from net investment income if any, are declared and paid monthly by each Fund. Distributions of net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

D. Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E. Segment Reporting— During the year, the Funds adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Funds’ financial position or results of operations.

The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess each Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

F. Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented in the Statements of Operations.

The character of distributions received from certain investments may be comprised of income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Funds and other industry sources. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment

148

management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

The management fee rates for the year ended April 30, 2025, are as follows:

Fund	Management Fee Rate
CEF Muni	0.40%
High Yield	0.32
HIP Sustainable	0.24
Intermediate	0.18
Long	0.24
Short High Yield	0.35
Short	0.07

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At April 30, 2025, the Adviser owned approximately 20% of the shares outstanding of HIP Sustainable.

Note 4—Capital Share Transactions—As of April 30, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the year ended April 30, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
CEF Muni	$24,704,938	$24,824,844	$50,643,232	$107,283,600
High Yield	1,216,051,569	539,500,322	15,018,421	248,453,351
HIP Sustainable	1,146,183	7,998,937	—	—
Intermediate	495,863,541	196,924,804	21,558,029	163,236,915
Long	177,417,279	43,431,487	—	22,445,895
Short High Yield	92,446,775	77,814,485	—	13,213,820
Short	80,631,787	44,204,192	—	18,585,288
149

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

During the year ended April 30, 2025, certain funds engaged in purchases and sales of investments to funds or other accounts that are managed by the Adviser (or an affiliate of the Adviser). These transactions complied with Rule 17a-7 under the Act. The activity by Fund is summarized in the table as follows:

Fund	Purchases (in millions)	Sales (in millions)
High Yield	$10	$3
Intermediate	30	56
Long	–	30
Short	60	1
Short High Yield	4	13

Note 6—Income Taxes—As of April 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Muni	$197,153,061	$1,192,440	$(28,838,156)	$(27,645,716)
High Yield	3,431,340,402	27,081,214	(233,516,268)	(206,435,054)
HIP Sustainable	11,528,152	13,486	(778,949)	(765,463)
Intermediate	1,969,647,498	5,135,044	(92,179,541)	(87,044,497)
Long	559,968,038	841,927	(33,144,453)	(32,302,526)
Short High Yield	332,006,970	1,621,609	(18,903,367)	(17,281,758)
Short	265,404,782	375,887	(4,204,214)	(3,828,327)

At April 30 2025, the components of distributable earnings (loss) on a tax basis, for each Fund, we as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
CEF Muni	$–	$(35,995,131)	$(4,194)	$(27,645,716)	$(63,645,041)
High Yield	13,207,599	(244,909,091)	(979,860)	(206,435,054)	(439,116,406)
HIP Sustainable	26,877	(626,244)	–	(765,463)	(1,364,830)
Intermediate	4,526,628	(33,253,858)	(3,000)	(87,044,497)	(115,774,727)
Long	1,675,001	(19,689,539)	(1,516)	(32,302,526)	(50,318,580)
Short High Yield	1,217,859	(29,423,873)	(272,645)	(17,281,758)	(45,760,417)
Short	573,418	(3,916,314)	(1,600)	(3,828,327)	(7,172,823)

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

The tax character of dividends paid to shareholders was as follows:

	April 30, 2025			April 30, 2024
Fund	Tax-Exempt Income	Ordinary Income*	Return of Capital	Tax-Exempt Income	Ordinary Income*	Return of Capital
CEF Muni	$8,867,668	$145,141	$2,116,534	$8,563,523	$88,776	$943,651
High Yield	132,687,923	1,763,147	–	118,758,707	1,813,281	–
HIP Sustainable	313,981	11,319	–	396,009	16,951	–
Intermediate	51,620,860	692,592	–	46,387,875	476,628	–
Long	18,044,669	259,491	–	14,222,682	202,413	–
Short High Yield	10,159,788	129,467	–	11,115,147	107,848	–
Short	6,303,846	98,159	–	5,071,706	118,874	–

*	Includes short-term capital gains (if any).

During the year ended April 30, 2025, as a result of permanent book to tax differences primarily due to the

150

tax treatment of gains/ losses from securities redeemed in-kind, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
CEF Muni	$(5,340,591)	$5,340,591
High Yield	386,687	(386,687)
Intermediate	4,219,403	(4,219,403)
Long	27,926	(27,926)
Short High Yield	445,502	(445,502)
Short	47,200	(47,200)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2025, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Investments in municipal securities or in Funds holding municipal securities involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High Yield and Short High Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market. High Yield and Short High Yield may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Muni invests in closed-end funds that may trade at a discount or premium to their net asset value. The Fund is dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

The HIP Sustainable strategy of investing in municipal debt securities of issuers promoting sustainable development may limit the types and number of investments available to the Fund or cause the Fund to invest in securities that underperform the market as a whole. As a result, the Fund may underperform funds that do not have a sustainable investing strategy or funds with sustainable investing strategies that do not employ HIP (Human Impact + Profit) Ratings. In addition, the Fund relies on a data provider for the identification of issuers that promote sustainable development based on their HIP Ratings; however, there can be no guarantee that the data provider’s methodology will align with the Fund’s investment strategy or desirable issuers can be correctly identified.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

151

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee in which the Adviser is responsible for paying all the expenses of a Fund was adopted on September 1, 2010, for Intermediate, Long, Short, and High Yield Funds, and on November 1, 2019, for CEF Muni Fund. For these Funds, the liability for the Plan which is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through these dates. Short High Yield and HIP Sustainable, commenced operations with a unitary management fee, therefore bear no cost or liabilities relative to the Plan.

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CEF Muni	325	$511,823	6.17%
Short High Yield	30	2,150,560	6.61
Short	7	104,396	5.68

Outstanding loan balances as of April 30, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 10— New Accounting Pronouncements and Regulatory Requirements — In December 2023, the FASB issued ASU No. 2023-09, “Improvements to Income Tax Disclosures”, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying this ASU.

Note 11—Subsequent Event— On June 3, 2025, the Board of Trustees approved the liquidation of the HIP Sustainable Muni ETF, which will occur on or about June 25, 2025. In connection with the liquidation, the Fund’s shares will no longer trade on the CBOE BZX Exchange, Inc. and will be subsequently delisted.

152

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the seven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the three years in the period ended April 30, 2025, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025, and each of the financial highlights for each of the three years in the period ended April 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck CEF Muni Income ETF	VanEck Long Muni ETF
VanEck High Yield Muni ETF	VanEck Short High Yield Muni ETF
VanEck HIP Sustainable Muni ETF	VanEck Short Muni ETF
VanEck Intermediate Muni ETF

The financial statements of the Funds as of and for the year or period ended April 30, 2022, and the financial highlights for each of the periods ended on or prior to April 30, 2022 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 23, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
June 24, 2025

153

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

154

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The per share amounts of taxable vs. tax-exempt income paid monthly by the funds during the taxable year ended April 30, 2025, are listed in the table below. The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2025 income tax purposes will be sent to them in early 2026.

Additionally, all of the taxable ordinary income represents Qualified Interest Income (QII) for non-resident alien shareholders.

Please consult your tax advisor for proper treatment of this information.

Fund Name	Ticker Symbol	Tax- Exempt Interest Per Share	Tax-Exempt Interest as a Percentage of the Total Distribution	Taxable Ordinary Income Per Share	Taxable Income as a Percentage of the Total Distribution	Return of Capital Per Share (a)	Return of Capital as a Percentage of the Total Distribution	Total Tax-Exempt + Ordinary Income + Return of Capital Distribution Per Share
CEF Muni	XMPT	$0.9258	80.08%	$0.0147	1.27%	$0.2156	18.65%	$1.1561
High Yield	HYD	2.1954	98.71	0.0287	1.29	-	-	2.2241
HIP Sustainable	SMI	1.2054	96.53	0.0433	3.47	-	-	1.2487
Intermediate	ITM	1.2638	98.69	0.0168	1.31	-	-	1.2806
Long	MLN	0.6333	98.58	0.0091	1.42	-	-	0.6424
Short High Yield	SHYD	0.7237	98.74	0.0092	1.26	-	-	0.7329
Short	SMB	0.4078	98.47	0.0063	1.53	-	-	0.4141

(a) A return of capital is not considered tax-exempt income to shareholders. Shareholders who received these distributions should not consider these amounts in tax-exempt income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should us the more detailed information provided on Form 8937-Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

155

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

156

April 30, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

HYEM	|	Emerging Markets High Yield Bond ETF
ANGL	|	Fallen Angel High Yield Bond ETF
GRNB	|	Green Bond ETF
FLTR	|	IG Floating Rate ETF
MBBB	|	Moody’s Analytics® BBB Corporate Bond ETF
MIG	|	Moody’s Analytics® IG Corporate Bond ETF

800.826.2333	vaneck.com

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
CORPORATE BONDS: 94.7%
Argentina: 4.3%
Banco de Galicia y Buenos Aires SAU 144A 7.75%, 10/10/28	$450		$462,156
Generacion Mediterranea SA / Central Termica Roca SA 144A 11.00%, 11/01/31	475		422,560
IRSA Inversiones y Representaciones SA 144A 8.00%, 03/31/35	400		383,400
MercadoLibre, Inc. 3.12%, 01/14/31	775		688,208
MSU Energy SA 144A 9.75%, 12/05/30	550		517,275
Pampa Energia SA 144A
7.88%, 12/16/34	500		503,000
7.95%, 09/10/31	575		585,403
9.12%, 04/15/29	425		434,020
Pan American Energy LLC 144A
8.50%, 04/30/32	550		585,940
9.12%, 04/30/27	340		354,108
Tecpetrol SA 144A 7.62%, 01/22/33	575		577,012
Telecom Argentina SA 144A 9.50%, 07/18/31	1,125		1,180,687
Transportadora de Gas del Sur SA 144A 8.50%, 07/24/31	675		698,706
Vista Energy Argentina SAU 144A 7.62%, 12/10/35	825		789,319
YPF Energia Electrica SA 144A 7.88%, 10/16/32	600		587,731
YPF SA 144A
6.95%, 07/21/27	775		760,436
7.00%, 09/30/33 (s)	675		646,213
7.00%, 12/15/47	805		685,811
8.25%, 01/17/34	1,600		1,556,124
8.50%, 06/27/29	562		563,335
8.75%, 09/11/31	775		785,250
9.00%, 06/30/29 (s)	1,075		1,104,118
9.50%, 01/17/31	1,175		1,212,899
			16,083,711
Austria: 0.2%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	250		235,744
LD Celulose International GmbH 144A 7.95%, 01/26/32 †	450		462,600
			698,344
Azerbaijan: 0.3%
State Oil Co. of the Azerbaijan Republic Reg S
	Par (000’s	)	Value
Azerbaijan (continued)
6.95%, 03/18/30	$1,075		$1,121,144
Bahrain: 1.0%
Bapco Energies BSCC 144A
7.50%, 10/25/27	1,400		1,436,511
8.38%, 11/07/28	650		690,431
BBK BSC Reg S 6.88%, 06/06/29	700		709,735
Mumtalakat Sukuk Holding Co. Reg S 4.10%, 01/21/27	800		774,052
			3,610,729
Bermuda: 0.2%
Digicel Group Holdings Ltd. 144A 0.00%, 12/31/30 ^∞	332		3,320
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	975		930,944
			934,264
Brazil: 6.4%
Adecoagro SA 144A 6.00%, 09/21/27	575		569,994
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	500		488,730
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31 †	375		340,759
Banco Bradesco SA 144A 6.50%, 01/22/30 †	650		674,908
Banco do Brasil SA 144A 6.00%, 03/18/31 †	500		505,311
Banco Votorantim SA 144A 5.88%, 04/08/28	325		327,844
Braskem America Finance Co. 144A 7.12%, 07/22/41	375		291,539
Braskem Idesa SAPI 144A 7.45%, 11/15/29 †	1,275		985,958
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28	825		742,651
4.50%, 01/31/30	900		746,766
5.88%, 01/31/50 †	500		338,984
7.25%, 02/13/33 †	675		590,958
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	227		226,422
BRF SA 144A
4.88%, 01/24/30	375		355,786
5.75%, 09/21/50	425		344,032
Centrais Eletricas Brasileiras SA 144A
4.62%, 02/04/30	475		448,231
6.50%, 01/11/35	500		491,490
Cosan Luxembourg SA 144A 5.50%, 09/20/29	350		342,913
CSN Inova Ventures 144A

See Notes to Financial Statements

3

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Brazil (continued)
6.75%, 01/28/28 †	$825		$770,380
ERO Copper Corp. 144A 6.50%, 02/15/30 †	250		241,312
Globo Comunicacao e Participacoes SA 144A
4.88%, 01/22/30	225		210,783
5.50%, 01/14/32	225		210,522
Itau Unibanco Holding SA 144A 6.00%, 02/27/30 †	650		665,714
Klabin Austria GmbH 144A
3.20%, 01/12/31	325		283,028
5.75%, 04/03/29	425		428,226
7.00%, 04/03/49	478		470,763
MARB BondCo PLC 144A 3.95%, 01/29/31	775		670,795
MV24 Capital BV 144A 6.75%, 06/01/34	564		538,106
Natura &Co. Luxembourg Holdings Sarl 144A 4.12%, 05/03/28	300		275,571
NBM US Holdings, Inc. 144A 6.62%, 08/06/29	300		298,917
Petrobras Global Finance BV
5.09%, 01/15/30	100		98,599
5.60%, 01/03/31	525		522,582
5.62%, 05/20/43	200		168,895
5.75%, 02/01/29 †	275		278,424
6.00%, 01/27/28 †	600		610,119
6.75%, 01/27/41	350		339,608
6.85%, 06/05/15	825		721,453
6.88%, 01/20/40	455		447,644
6.90%, 03/19/49	300		280,061
7.25%, 03/17/44	450		449,891
7.38%, 01/17/27	375		389,230
8.75%, 05/23/26	178		184,877
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	499		465,085
4.95%, 01/17/28	250		245,806
Rio Oil Finance Trust Series
2018-1 144A
8.20%, 04/06/28	222		226,589
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	300		296,346
Samarco Mineracao SA 144A 9.50%, 06/30/31	2,655		2,500,013
Simpar Europe SA 144A 5.20%, 01/26/31	325		252,281
Tupy Overseas SA 144A 4.50%, 02/16/31	250		214,664
Ultrapar International SA 144A
5.25%, 10/06/26	300		297,542
5.25%, 06/06/29	200		194,976
Usiminas International Sarl 144A 7.50%, 01/27/32	300		300,375
	Par (000’s	)	Value
Brazil (continued)
XP, Inc. 144A
3.25%, 07/01/26	$300		$291,642
6.75%, 07/02/29	300		305,128
			23,959,223
British Virgin Islands: 0.2%
New Metro Global Ltd. Reg S 4.50%, 05/02/26	500		460,003
Studio City Co. Ltd. 144A 7.00%, 02/15/27	500		498,259
			958,262
Canada: 2.2%
Capstone Copper Corp. 144A 6.75%, 03/31/33	800		786,631
First Quantum Minerals Ltd. 144A
8.00%, 03/01/33	1,200		1,188,755
8.62%, 06/01/31 †	1,900		1,928,128
9.38%, 03/01/29	2,200		2,310,442
Frontera Energy Corp. 144A 7.88%, 06/21/28	600		393,741
Gran Tierra Energy, Inc. 144A 9.50%, 10/15/29	1,000		778,628
Ivanhoe Mines Ltd. 144A 7.88%, 01/23/30 †	1,100		1,074,500
			8,460,825
Cayman Islands: 5.7%
Alpha Star Holding IX Ltd. Reg S 7.00%, 08/26/28	200		201,650
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	1,600		1,515,387
Arabian Centres Sukuk III Ltd. Reg S 9.50%, 03/06/29 †	600		599,058
Arada Sukuk 2 Ltd. Reg S 8.00%, 06/24/29	400		407,890
Arada Sukuk Ltd. Reg S 8.12%, 06/08/27 †	1,000		1,021,792
Banco Bradesco SA 144A 4.38%, 03/18/27	300		297,101
Banco BTG Pactual SA 144A
5.75%, 01/22/30	350		349,195
6.25%, 04/08/29	250		256,878
Banco do Brasil SA 144A
3.25%, 09/30/26	450		441,975
4.88%, 01/11/29	300		296,487
6.25%, 04/18/30	525		538,965
Bapco Energies Sukuk Ltd. 144A 5.25%, 04/08/29	1,700		1,665,996
Bapco Energies Sukuk Ltd. Reg S 6.62%, 05/25/33	1,350		1,398,260
Binghatti Sukuk SPC Ltd. Reg S 9.62%, 02/28/27 †	700		716,187

See Notes to Financial Statements

4

	Par (000’s	)	Value
Cayman Islands (continued)
C&W Senior Finance Ltd. 144A 9.00%, 01/15/33	$1,000		$1,004,150
CT Trust 144A 5.12%, 02/03/32	1,025		933,850
Dar Al-Arkan Sukuk Co. Ltd. Reg S 8.00%, 02/25/29 †	800		827,888
EDO Sukuk Ltd. 144A 5.66%, 07/03/31	1,125		1,135,063
GFH Senior Sukuk Ltd. Reg S 7.50%, 11/06/29	600		594,455
Ittihad International Ltd. 144A 9.75%, 11/09/28	600		617,277
Kingston Airport Revenue Finance Ltd. 144A 6.75%, 12/15/36	700		692,608
Kt21 T2 Co. Ltd. Reg S 6.12% (US Treasury Yield Curve Rate T 5 Year+5.33%), 12/16/31	350		343,892
Liberty Costa Rica Senior Secured Finance 144A 10.88%, 01/15/31	600		637,563
MAF Global Securities Ltd. Reg S 7.88% (US Treasury Yield Curve Rate T 5 Year+4.89%), 6/30/2027 (o)	800		824,093
Melco Resorts Finance Ltd. 144A 7.62%, 04/17/32	950		917,953
Oryx Funding Ltd. 144A 5.80%, 02/03/31	800		802,136
Otel Sukuk Ltd. 144A 5.38%, 01/24/31	700		698,094
Poinsettia Finance Ltd. Reg S 6.62%, 06/17/31	386		342,560
Sable International Finance Ltd. 144A 7.12%, 10/15/32	1,400		1,377,733
			21,456,136
Chile: 1.8%
AES Andes SA 144A 8.15% (US Treasury Yield Curve Rate T 5 Year+3.83%), 06/10/55	725		740,224
Agrosuper SA 144A 4.60%, 01/20/32 †	675		615,912
CAP SA 144A 3.90%, 04/27/31	450		361,652
Falabella SA 144A 3.38%, 01/15/32	925		785,672
Latam Airlines Group SA 144A
7.88%, 04/15/30 †	1,950		1,911,000
13.38%, 10/15/29	1,025		1,147,851
	Par (000’s	)	Value
Chile (continued)
Telefonica Moviles Chile SA 144A 3.54%, 11/18/31	$700		$464,062
VTR Comunicaciones SpA 144A 4.38%, 04/15/29	400		351,554
VTR Finance NV 144A 6.38%, 07/15/28	650		611,724
			6,989,651
China: 9.2%
CAS Capital No 1 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+3.64%), 7/12/2026 (o)	1,050		1,005,768
CFAMC III Co. Ltd. Reg S
4.25%, 11/07/27	1,500		1,462,770
4.75%, 04/27/27	1,250		1,240,312
4.95%, 11/07/47	550		481,404
CFAMC IV Co. Ltd. Reg S 4.50%, 05/29/29	750		721,117
Champion Path Holdings Ltd. Reg S 4.85%, 01/27/28 †	675		632,738
China CITIC Bank International Ltd. Reg S
3.25% (US Treasury Yield Curve Rate T 5 Year+2.53%), 7/29/2026 (o)	750		734,896
4.80% (US Treasury Yield Curve Rate T 5 Year+2.10%), 4/22/2027 (o)	900		893,856
China Great Wall International Holdings VI Ltd. Reg S 7.15% (US Treasury Yield Curve Rate T 3 Year+7.68%), 6/2/2027 (o)	400		415,564
China Hongqiao Group Ltd. Reg S 7.05%, 01/10/28	500		506,336
China Oil & Gas Group Ltd. Reg S 4.70%, 06/30/26	500		481,188
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	500		486,327
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26	550		532,491
5.05%, 01/27/27	1,100		1,037,406
8.50%, 05/19/28	350		347,867
Franshion Brilliant Ltd. Reg S 4.25%, 07/23/29	650		567,238
Glory Health Industry Ltd. Reg S 14.25%, 01/25/24 (d) *	200		11,042

See Notes to Financial Statements

5

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
China (continued)
Greentown China Holdings Ltd. Reg S 8.45%, 02/24/28	$400		$406,158
Health & Happiness H&H International Holdings Ltd. Reg S 9.12%, 07/24/28	400		402,049
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 9/24/2026 (o)	8,630		8,407,567
Longfor Group Holdings Ltd. Reg S
3.95%, 09/16/29	600		482,061
4.50%, 01/16/28	800		707,912
Melco Resorts Finance Ltd. 144A
5.38%, 12/04/29	1,700		1,541,687
5.62%, 07/17/27	825		797,023
5.75%, 07/21/28	1,225		1,158,412
MGM China Holdings Ltd. 144A
4.75%, 02/01/27	1,100		1,074,266
7.12%, 06/26/31 †	650		653,365
Nanyang Commercial Bank Ltd. Reg S
6.50% (US Treasury Yield Curve Rate T 5 Year+3.51%), 4/28/2027 (o)	1,050		1,058,831
7.35% (US Treasury Yield Curve Rate T 5 Year+3.16%), 9/7/2028 (o)	400		410,016
RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 5/18/2028 (o)	400		55,080
RKPF Overseas 2020 A Ltd. Reg S
5.12%, 01/26/30	640		253,477
5.20%, 07/12/29	548		222,137
Seaspan Corp. 144A 5.50%, 08/01/29	1,050		959,509
Studio City Finance Ltd. 144A
5.00%, 01/15/29	1,589		1,397,032
6.50%, 01/15/28	675		649,424
Vanke Real Estate Hong Kong Co. Ltd. Reg S
3.50%, 11/12/29	650		443,288
3.98%, 11/09/27	1,100		848,102
West China Cement Ltd. Reg S 4.95%, 07/08/26	800		626,754
	Par (000’s	)	Value
China (continued)
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	$750		$726,754
			34,839,224
Colombia: 5.2%
Aris Mining Corp. 144A 8.00%, 10/31/29	675		680,760
Banco de Bogota SA 144A 6.25%, 05/12/26	1,525		1,529,128
Canacol Energy Ltd. 144A 5.75%, 11/24/28	700		325,549
Ecopetrol SA
4.62%, 11/02/31	1,120		915,720
5.88%, 05/28/45	1,775		1,190,680
5.88%, 11/02/51	675		431,605
6.88%, 04/29/30	1,725		1,680,320
7.38%, 09/18/43 †	758		615,334
7.75%, 02/01/32	1,550		1,478,828
8.38%, 01/19/36	1,625		1,522,158
8.62%, 01/19/29	1,075		1,124,830
8.88%, 01/13/33	2,025		2,028,317
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	1,350		1,222,725
4.38%, 02/15/31	825		714,605
Geopark Ltd. 144A 8.75%, 01/31/30	800		692,459
Grupo Aval Ltd. 144A 4.38%, 02/04/30	1,350		1,189,090
Oleoducto Central SA 144A 4.00%, 07/14/27	550		532,951
Orazul Energy Peru SA 144A 5.62%, 04/28/27	450		441,389
Telecomunicaciones Digitales SA 144A 4.50%, 01/30/30	750		680,040
Termocandelaria Power SA 144A 7.75%, 09/17/31	600		597,627
			19,594,115
Costa Rica: 0.3%
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43	675		597,139
6.75%, 10/07/31	450		454,869
			1,052,008
Cyprus: 0.1%
MHP Lux SA 144A 6.25%, 09/19/29	450		367,390
Czech Republic: 0.3%
Energo-Pro AS 144A
8.50%, 02/04/27	650		653,759
11.00%, 11/02/28	400		419,683
			1,073,442
Dominican Republic: 0.3%
Aeropuertos Dominicanos Siglo XXI SA 144A 7.00%, 06/30/34 †	750		762,420

See Notes to Financial Statements

6

	Par (000’s	)	Value
Dominican Republic (continued)
Empresa Generadora de Electricidad Haina SA 144A 5.62%, 11/08/28	$400		$372,700
			1,135,120
Georgia: 0.4%
Georgia Global Utilities JSC 144A 8.88%, 07/25/29	400		405,451
Georgian Railway JSC 144A 4.00%, 06/17/28	775		688,743
Silknet JSC 144A 8.38%, 01/31/27	375		379,853
			1,474,047
Guatemala: 0.4%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29 †	1,500		1,436,599
Honduras: 0.1%
Inversiones Atlantida SA 144A 7.50%, 05/19/26	375		360,765
Hungary: 0.5%
OTP Bank Nyrt Reg S
7.30% (US Treasury Yield Curve Rate T 5 Year+2.86%), 07/30/35	200		201,896
8.75% (US Treasury Yield Curve Rate T 5 Year+5.06%), 05/15/33	1,750		1,856,207
			2,058,103
India: 4.0%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.70%, 03/12/42	596		513,267
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	418		331,443
Continuum Green Energy India Pvt / Co.-Issuers 144A 7.50%, 06/26/33	880		883,996
Delhi International Airport Ltd. 144A
6.12%, 10/31/26	675		675,099
6.45%, 06/04/29	700		704,067
GMR Hyderabad International Airport Ltd. 144A 4.25%, 10/27/27	450		428,644
HPCL-Mittal Energy Ltd. Reg S 5.25%, 04/28/27	550		537,336
	Par (000’s	)	Value
India (continued)
5.45%, 10/22/26	$400		$395,221
IIFL Finance Ltd. 144A 8.75%, 07/24/28	650		618,313
IRB Infrastructure Developers Ltd. 144A 7.11%, 03/11/32	1,000		978,869
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	785		700,743
JSW Infrastructure Ltd. 144A 4.95%, 01/21/29	600		573,185
JSW Steel Ltd. 144A
3.95%, 04/05/27	750		716,768
5.05%, 04/05/32	725		644,623
Manappuram Finance Ltd. Reg S 7.38%, 05/12/28	400		398,174
Muthoot Finance Ltd. 144A
6.38%, 04/23/29	900		870,793
7.12%, 02/14/28	1,100		1,093,294
Piramal Finance Ltd. Reg S 7.80%, 01/29/28	600		590,073
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	850		788,027
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL 144A 7.80%, 07/31/31	389		369,043
Sammaan Capital Ltd. 144A 9.70%, 07/03/27	500		491,532
Shriram Finance Ltd. 144A
6.15%, 04/03/28 †	750		737,236
6.62%, 04/22/27	1,000		998,773
			15,038,519
Indonesia: 0.7%
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	111		427
Indika Energy Tbk PT 144A 8.75%, 05/07/29	600		559,879
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	550		546,271
Nickel Industries Ltd. 144A 11.25%, 10/21/28	500		504,119
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	600		571,629
Sorik Marapi Geothermal Power PT 144A 7.75%, 08/05/31	494		481,774
			2,664,099
Israel: 2.7%
Energean Israel Finance Ltd. 144A Reg S 8.50%, 09/30/33	1,040		1,045,278
Leviathan Bond Ltd. 144A Reg S
6.50%, 06/30/27	835		823,356
6.75%, 06/30/30	775		752,244

See Notes to Financial Statements

7

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Israel (continued)
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	$883		$864,312
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	3,800		3,674,593
4.10%, 10/01/46	2,248		1,590,384
6.75%, 03/01/28 †	1,410		1,445,301
			10,195,468
Kazakhstan: 0.2%
ForteBank JSC 144A 7.75%, 02/04/30	600		587,282
Luxembourg: 3.4%
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	415		416,942
Aegea Finance Sarl 144A
6.75%, 05/20/29	250		247,831
9.00%, 01/20/31	525		548,153
Ambipar Lux Sarl 144A
9.88%, 02/06/31	400		385,155
10.88%, 02/05/33 †	200		195,630
Cosan Luxembourg SA 144A 7.25%, 06/27/31	150		155,967
CSN Resources SA 144A
4.62%, 06/10/31	450		341,245
5.88%, 04/08/32	350		281,299
8.88%, 12/05/30	450		431,166
Energean Israel Finance Ltd. 144A Reg S
5.38%, 03/30/28	865		817,166
5.88%, 03/30/31	875		793,747
FORESEA Holding SA 144A 7.50%, 06/15/30	200		190,366
FS Luxembourg Sarl 144A 8.88%, 02/12/31 †	400		402,427
Hidrovias International Finance Sarl 144A 4.95%, 02/08/31	250		223,732
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	1,105		854,765
Mexico Remittances Funding Fiduciary Estate Management Sarl 144A 12.50%, 10/15/31	500		492,500
Minerva Luxembourg SA 144A
4.38%, 03/18/31 †	775		682,582
8.88%, 09/13/33	625		667,105
Movida Europe SA 144A 7.85%, 04/11/29 †	350		308,590
NewCo Holding USD 20 Sarl 144A 9.38%, 11/07/29	350		345,975
Oceanica Lux 144A 13.00%, 10/02/29	275		247,129
OHI Group SA 144A
	Par (000’s	)	Value
Luxembourg (continued)
13.00%, 07/22/29	$500		$505,500
Petrorio Luxembourg Holding Sarl 144A 6.12%, 06/09/26	400		400,793
Poinsettia Finance Ltd. 144A 6.62%, 06/17/31	270		239,792
Puma International Financing SA 144A 7.75%, 04/25/29	675		670,764
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32	325		284,822
Saavi Energia Sarl 144A 8.88%, 02/10/35	1,600		1,610,000
			12,741,143
Mauritius: 2.4%
Axian Telecom 144A 7.38%, 02/16/27	625		621,714
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	453		426,708
CA Magnum Holdings 144A 5.38%, 10/31/26	1,425		1,396,757
Diamond II Ltd. 144A 7.95%, 07/28/26	775		773,241
Greenko Power II Ltd. 144A 4.30%, 12/13/28	1,148		1,055,601
Greenko Wind Projects Mauritius Ltd. 144A 7.25%, 09/27/28	1,400		1,355,816
India Clean Energy Holdings 144A 4.50%, 04/18/27	550		515,793
India Green Power Holdings 144A 4.00%, 02/22/27	563		538,996
Liquid Telecommunications Financing PLC 144A 5.50%, 09/04/26 †	875		717,983
Network i2i Ltd. 144A 3.98% (US Treasury Yield Curve Rate T 5 Year+3.39%), 3/3/2026 (o) †	675		663,371
UPL Corp. Ltd. Reg S
4.50%, 03/08/28	400		370,360
4.62%, 06/16/30	600		523,356
			8,959,696
Mexico: 5.2%
Alsea SAB de CV 144A 7.75%, 12/14/26	675		679,460
Banco Nacional de Comercio Exterior SNC 144A 2.72% (US Treasury Yield Curve Rate T 5 Year+2.00%), 08/11/31	675		636,969
Braskem Idesa SAPI 144A 6.99%, 02/20/32 † 1,600 1,153,077 Cemex SAB de CV 144A

See Notes to Financial Statements

8

	Par (000’s	)	Value
Mexico (continued)
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 6/8/2026 (o)	$1,400		$1,379,892
CIBanco SA Institution de Banca Multiple Trust 144A 4.38%, 07/22/31	550		444,159
Grupo Aeromexico SAB de CV 144A
8.25%, 11/15/29 †	650		609,375
8.62%, 11/15/31	900		834,975
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	625		608,469
Metalsa Sapi De Cv 144A 3.75%, 05/04/31 †	450		364,028
Nemak SAB de CV 144A 3.62%, 06/28/31 †	775		624,776
Petroleos Mexicanos
5.35%, 02/12/28	500		462,469
5.50%, 06/27/44	100		61,673
5.62%, 01/23/46	125		78,803
5.95%, 01/28/31	950		786,590
6.35%, 02/12/48 †	425		274,672
6.38%, 01/23/45	300		198,222
6.49%, 01/23/27	400		391,092
6.50%, 03/13/27	1,025		1,002,129
6.50%, 01/23/29	300		277,601
6.50%, 06/02/41	425		292,978
6.62%, 06/15/35	675		521,391
6.62%, 06/15/38	150		107,543
6.70%, 02/16/32	1,650		1,415,347
6.75%, 09/21/47	1,400		941,150
6.84%, 01/23/30	600		534,816
6.88%, 08/04/26 †	600		592,772
6.95%, 01/28/60	1,000		666,820
7.69%, 01/23/50	2,025		1,478,704
8.75%, 06/02/29	450		442,837
10.00%, 02/07/33 †	525		526,156
Total Play Telecomunicaciones SA de CV 144A 11.12%, 12/31/32	1,250		1,130,135
			19,519,080
Mongolia: 0.2%
Golomt Bank 144A 11.00%, 05/20/27	525		526,532
Trade & Development Bank of Mongolia LLC Reg S 8.50%, 12/23/27	450		419,887
			946,419
Morocco: 2.1%
OCP SA 144A
3.75%, 06/23/31 †	1,025		905,777
5.12%, 06/23/51	1,100		809,183
6.10%, 04/30/30	1,100		1,101,823
6.70%, 03/01/36	1,100		1,091,291
6.75%, 05/02/34	1,725		1,745,700
6.88%, 04/25/44	900		846,945
	Par (000’s	)	Value
Morocco (continued)
7.50%, 05/02/54	$1,350		$1,329,750
			7,830,469
Netherlands: 2.0%
Arcos Dorados BV 144A 6.38%, 01/29/32	850		866,592
Braskem Netherlands Finance BV 144A
8.00%, 10/15/34	475		424,175
8.50%, 01/12/31	575		552,139
Petrobras Global Finance BV
5.50%, 06/10/51	371		280,591
6.00%, 01/13/35 †	525		497,808
6.50%, 07/03/33	557		563,350
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	1,125		1,105,057
5.12%, 05/09/29 †	1,130		1,099,294
7.88%, 09/15/29	675		724,351
8.12%, 09/15/31	550		606,230
Yinson Boronia Production BV 144A 8.95%, 07/31/42	669		687,445
			7,407,032
Nigeria: 0.7%
Access Bank PLC 144A 6.12%, 09/21/26	700		675,162
Fidelity Bank PLC 144A 7.62%, 10/28/26	600		595,446
SEPLAT Energy PLC 144A 9.12%, 03/21/30	900		858,353
United Bank for Africa PLC 144A 6.75%, 11/19/26	375		370,781
			2,499,742
Oman: 1.7%
EDO Sukuk Ltd. 144A 5.88%, 09/21/33	1,300		1,322,093
Mazoon Assets Co. SAOC 144A
5.20%, 11/08/27	700		699,524
5.25%, 10/09/31	1,100		1,087,625
5.50%, 02/14/29	575		579,954
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	700		697,097
OQ SAOC 144A 5.12%, 05/06/28	1,050		1,033,121
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28	1,000		1,032,450
			6,451,864
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	650		470,044
Panama: 1.1%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	1,825		1,597,388

See Notes to Financial Statements

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Panama (continued)
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 5/7/2031 (o)	$575		$504,735
Banistmo SA 144A 4.25%, 07/31/27	550		535,610
Empresa de Transmision Electrica SA 144A 5.12%, 05/02/49	700		508,337
Global Bank Corp. 144A 5.25%, 04/16/29	400		376,384
Multibank, Inc.144A 7.75%, 02/03/28	450		459,617
			3,982,071
Paraguay: 0.2%
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	425		316,884
Rutas 2 & 7 Finance Ltd. 144A 0.00%, 09/30/36 ^	652		463,283
			780,167
Peru: 2.2%
Auna SA 144A 10.00%, 12/15/29	400		428,694
Banco BBVA Peru SA 144A 6.20% (US Treasury Yield Curve Rate T 5 Year+2.00%), 06/07/34	450		457,290
Banco Internacional del Peru SAA Interbank 144A 7.62% (US Treasury Yield Curve Rate T 1 Year+3.65%), 01/16/34	425		445,604
Camposol SA 144A 6.00%, 02/03/27	425		400,544
Cia de Minas Buenaventura SAA 144A 6.80%, 02/04/32	850		845,758
InRetail Shopping Malls 144A 5.75%, 04/03/28	525		522,254
Intercorp Financial Services, Inc. 144A 4.12%, 10/19/27	450		436,672
Minsur SA 144A 4.50%, 10/28/31	700		642,246
Peru LNG Srl 144A 5.38%, 03/22/30	1,083		980,848
Petroleos del Peru SA 144A
4.75%, 06/19/32	1,325		977,341
5.62%, 06/19/47	2,850		1,758,051
San Miguel Industrias PET SA / NG PET R&P Latin America SA 144A 3.75%, 08/02/28	525		482,126
			8,377,428
	Par (000’s	)	Value
Poland: 0.3%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	$1,100		$1,008,027
Saudi Arabia: 0.2%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 02/26/27	600		601,350
Serbia: 0.3%
Telecommunications co Telekom Srbija AD Belgrade 144A 7.00%, 10/28/29	1,250		1,243,351
Singapore: 0.8%
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27	625		638,684
GLP Pte Ltd. Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 5/17/2026 (o)	1,300		765,908
4.60% (US Treasury Yield Curve Rate T 5 Year+3.73%), 6/29/2027 (o)	400		225,104
Medco Maple Tree Pte Ltd. 144A 8.96%, 04/27/29	725		745,843
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	633		633,813
			3,009,352
South Africa: 1.5%
Eskom Holdings SOC Ltd. 144A
6.35%, 08/10/28	1,400		1,385,146
8.45%, 08/10/28	625		638,909
Eskom Holdings SOC Ltd. Reg S 4.31%, 07/23/27	750		716,625
MTN Mauritius Investments Ltd. 144A 6.50%, 10/13/26	700		706,335
Sasol Financing USA LLC 6.50%, 09/27/28 †	1,000		929,559
Transnet SOC Ltd. 144A 8.25%, 02/06/28	1,350		1,361,944
			5,738,518
Spain: 0.6%
AES Espana BV 144A 5.70%, 05/04/28	400		379,554
AI Candelaria Spain SA 144A 5.75%, 06/15/33	775		636,322
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	725		639,875

See Notes to Financial Statements

10

	Par (000’s	)	Value
Spain (continued)
International Airport Finance SA 144A 12.00%, 03/15/33	$463		$494,490
			2,150,241
Tanzania: 0.1%
AngloGold Ashanti Holdings PLC 6.50%, 04/15/40	425		430,268
Thailand: 0.8%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	1,700		1,569,031
Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	1,200		1,162,063
Muangthai Capital PCL Reg S 6.88%, 09/30/28	400		393,685
			3,124,779
Togo: 0.2%
Ecobank Transnational, Inc. 144A 10.12%, 10/15/29	600		620,933
Trinidad and Tobago: 0.6%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	675		684,234
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	525		478,435
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	375		372,533
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	850		814,648
			2,349,850
Turkey: 8.4%
Akbank TAS 144A 6.80% (US Treasury Yield Curve Rate T 5 Year+6.01%), 06/22/31	550		542,877
7.50%, 01/20/30	600		601,463
7.88% (US Treasury Yield Curve Rate T 5 Year+3.73%), 09/04/35	550		537,833
Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 06/29/28	600		532,004
Arcelik AS Reg S 8.50%, 09/25/28	500		514,489
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	720		717,777
Eregli Demir ve Celik Fabrikalari TAS 144A
	Par (000’s	)	Value
Turkey (continued)
8.38%, 07/23/29	$1,100		$1,110,562
Ford Otomotiv Sanayi AS 144A 7.12%, 04/25/29	600		595,200
GDZ Elektrik Dagitim AS 144A 9.00%, 10/15/29	550		515,375
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve Kuzey Cevre Otoyolu Yatirim Ve I Reg S 7.54%, 10/31/27	500		496,784
Limak Cimento Sanayi ve Ticaret AS 144A 9.75%, 07/25/29	825		811,294
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	391		380,769
Limak Yenilenebilir Enerji AS 144A 9.62%, 08/12/30	600		584,445
Mersin Uluslararasi Liman Isletmeciligi AS 144A 8.25%, 11/15/28	700		720,498
Pegasus Hava Tasimaciligi AS 144A 8.00%, 09/11/31	600		588,270
QNB Bank AS Reg S 7.25%, 05/21/29	200		205,563
10.75% (US Treasury Yield Curve Rate T 5 Year+6.24%), 11/15/33 †	700		762,475
Ronesans Holding AS 144A 8.50%, 10/10/29	400		374,708
TAV Havalimanlari Holding AS 144A 8.50%, 12/07/28	475		487,611
TC Ziraat Bankasi AS 144A
7.25%, 02/04/30	900		887,463
8.00%, 01/16/29	600		611,435
8.99% (US Treasury Yield Curve Rate T 5 Year+4.33%), 08/02/34	600		611,378
9.50%, 08/01/26	550		573,375
Turk Ekonomi Bankasi AS Reg S 9.38% (US Treasury Yield Curve Rate T 5 Year+5.41%), 01/17/34	500		514,620
Turk Telekomunikasyon AS 144A 7.38%, 05/20/29	600		602,044
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	575		556,715
7.45%, 01/24/30	600		603,233
7.65%, 01/24/32	600		600,889

See Notes to Financial Statements

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Turkey (continued)
Turkiye Garanti Bankasi AS 144A 8.12% (US Treasury Yield Curve Rate T 5 Year+3.84%), 01/03/35	$900		$888,350
8.38% (US Treasury Yield Curve Rate T 5 Year+4.09%), 02/28/34	550		548,907
Turkiye Ihracat Kredi Bankasi AS 144A
5.75%, 07/06/26	750		746,587
7.50%, 02/06/28	650		656,656
9.00%, 01/28/27	625		649,725
Turkiye Is Bankasi AS 144A 7.75%, 06/12/29	600		607,358
Turkiye Sinai Kalkinma Bankasi AS 144A
7.12%, 10/17/29	450		443,509
9.38%, 10/19/28	300		319,172
Turkiye Vakiflar Bankasi TAO 144A
5.50%, 10/01/26	575		570,975
6.88%, 01/07/30	550		535,827
8.99% (US Treasury Yield Curve Rate T 5 Year+4.67%), 10/05/34	750		761,312
9.00%, 10/12/28	900		946,368
Turkiye Varlik Fonu Yonetimi AS Reg S 8.25%, 02/14/29	550		562,049
TVF Varlik Kiralama AS Reg S 6.95%, 01/23/30	1,100		1,092,720
Ulker Biskuvi Sanayi AS 144A 7.88%, 07/08/31	600		600,828
Vestel Elektronik Sanayi ve Ticaret AS 144A 9.75%, 05/15/29	600		484,944
Yapi ve Kredi Bankasi AS 144A
7.12%, 10/10/29	600		592,616
7.25%, 03/03/30	450		444,042
9.25%, 10/16/28	1,000		1,058,000
9.25% (US Treasury Yield Curve Rate T 5 Year+5.28%), 01/17/34	775		793,182
Ziraat Katilim Varlik Kiralama AS Reg S 9.38%, 11/12/26	500		523,750
Zorlu Enerji Elektrik Uretim AS 144A 11.00%, 04/23/30	1,250		1,147,464
			31,615,490
Ukraine: 0.8%
Kernel Holding SA 144A 6.75%, 10/27/27	400		359,781
Metinvest BV 144A
7.65%, 10/01/27	500		422,005
7.75%, 10/17/29	700		560,311
	Par (000’s	)	Value
Ukraine (continued)
NAK Naftogaz Ukraine via Kondor Finance PLC 144A 7.62%, 11/08/28	$846		$670,517
Ukraine Railways Via Rail Capital Markets PLC Reg S 8.25%, 07/09/26	864		755,133
VF Ukraine PAT via VFU Funding PLC 144A 9.62%, 02/11/27	300		292,705
			3,060,452
United Arab Emirates: 0.9%
Alpha Star Holding VIII Ltd. Reg S 8.38%, 04/12/27	1,750		1,806,168
Five Holdings Bvi Ltd. 144A 9.38%, 10/03/28	500		523,001
Shelf Drilling Holdings Ltd. 144A 9.62%, 04/15/29	1,375		974,674
			3,303,843
United Kingdom: 5.6%
Allwyn Entertainment Financing UK PLC 144A 7.88%, 04/30/29	950		985,988
Avianca Midco 2 PLC 144A
9.00%, 12/01/28	1,675		1,509,594
9.62%, 02/14/30	1,250		1,092,975
Azule Energy Finance PLC 144A 8.12%, 01/23/30	1,650		1,590,930
Bidvest Group UK PLC 144A 3.62%, 09/23/26	625		610,563
Biocon Biologics Global PLC 144A 6.67%, 10/09/29	1,100		992,048
Endeavour Mining PLC 144A 5.00%, 10/14/26	750		736,687
IHS Holding Ltd. 144A
6.25%, 11/29/28	650		619,136
7.88%, 05/29/30	800		773,196
8.25%, 11/29/31 †	900		868,905
Panama Infrastructure Receivable Purchaser PLC 144A 0.00%, 04/05/32 ^	2,050		1,446,634
Sisecam UK PLC 144A
8.25%, 05/02/29	750		752,344
8.62%, 05/02/32 †	1,000		991,815
Trident Energy Finance PLC 144A 12.50%, 11/30/29 †	400		379,272
Tullow Oil PLC 144A 10.25%, 05/15/26	1,860		1,472,655
Ukraine Railways Via Rail Capital Markets PLC Reg S 7.88%, 07/15/28	469		378,877
Vedanta Resources Finance II PLC 144A 9.47%, 07/24/30	800		735,609

See Notes to Financial Statements

12

	Par (000’s	)	Value
United Kingdom (continued)
9.85%, 04/24/33	$800		$726,125
10.25%, 06/03/28	350		345,443
10.88%, 09/17/29	1,750		1,702,656
11.25%, 12/03/31	600		591,455
WE Soda Investments Holding PLC 144A
9.38%, 02/14/31	600		609,075
9.50%, 10/06/28	1,150		1,178,140
			21,090,122
United States: 4.1%
3R Lux Sarl 144A 9.75%, 02/05/31	325		319,210
Azul Secured Finance LLP
10.88%, 08/28/30	114		21,705
11.93%, 08/28/28	694		418,761
Energuate Trust 144A 5.88%, 05/03/27	500		492,550
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	975		838,876
Kosmos Energy Ltd. 144A
7.50%, 03/01/28	525		448,639
7.75%, 05/01/27	500		452,258
8.75%, 10/01/31 †	750		606,368
MGM China Holdings Ltd. 144A 5.88%, 05/15/26	1,000		995,758
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	724		696,325
Playtika Holding Corp. 144A 4.25%, 03/15/29	825		725,178
Sasol Financing USA LLC
4.38%, 09/18/26 †	875		838,367
5.50%, 03/18/31	1,250		968,933
Sasol Financing USA LLC 144A 8.75%, 05/03/29 †	1,450		1,375,893
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	858		790,052
Stillwater Mining Co. 144A
4.00%, 11/16/26	900		862,677
4.50%, 11/16/29	750		632,640
Wynn Macau Ltd. 144A
5.12%, 12/15/29 †	1,300		1,201,350
5.50%, 10/01/27 †	1,075		1,048,566
5.62%, 08/26/28	1,950		1,863,009
			15,597,115
Uruguay: 0.1%
Arcos Dorados BV 144A 6.12%, 05/27/29	475		478,295
Uzbekistan: 1.1%
JSCB Agrobank 144A 9.25%, 10/02/29	600		620,256
National Bank of Uzbekistan Reg S
	Par (000’s	)	Value
Uzbekistan (continued)
8.50%, 07/05/29	$500		$511,806
Navoi Mining & Metallurgical Combinat 144A
6.70%, 10/17/28	650		663,530
6.95%, 10/17/31	750		757,327
Uzauto Motors AJ 144A 4.85%, 05/04/26	400		388,390
Uzbek Industrial and Construction Bank ATB 144A 8.95%, 07/24/29 †	500		513,250
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	950		859,988
			4,314,547
Zambia: 0.3%
First Quantum Minerals Ltd. 144A 6.88%, 10/15/27	1,150		1,137,040
Total Corporate Bonds (Cost: $374,983,293)			356,987,198

GOVERNMENT OBLIGATIONS: 2.8%
Argentina: 2.4%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	1,225		1,222,778
Provincia de Buenos Aires 144A 6.62%, 09/01/37 (s)	8,515		5,737,079
Provincia de Cordoba 144A
6.88%, 02/01/29 (s)	632		584,532
6.99%, 06/01/27 (s)	707		680,681
Provincia de Mendoza 144A 5.75%, 03/19/29 (s)	508		472,154
Provincia del Chubut 144A 7.75%, 07/26/30 (s)	485		470,749
			9,167,973
Turkey: 0.4%
Istanbul Metropolitan Municipality 144A
10.50%, 12/06/28	850		906,351
10.75%, 04/12/27	375		394,287
			1,300,638
Total Government Obligations (Cost: $7,972,402)			10,468,611

	Number of Shares
COMMON STOCK: 0.0% (Cost: $31,555)
Brazil: 0.0%
Azul SA (ADR) * †	33,497		25,565

Total Investments Before Collateral for Securities Loaned: 97.5% (Cost: $382,987,250)			367,481,374

See Notes to Financial Statements

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.4%
Money Market Fund: 7.4% (Cost: $27,783,719)
State Street Navigator Securities Lending Government Money Market Portfolio	27,783,719	$27,783,719
Total Investments: 104.9% (Cost: $410,770,969)		395,265,093
Liabilities in excess of other assets: (4.9)%		(18,531,502)
NET ASSETS: 100.0%		$376,733,591

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
(d)	Security in default
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at April 30, 2025. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $29,679,265.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $268,900,853, or 71.4% of net assets.

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$16,083,711	$—	$16,083,711
Austria	—	698,344	—	698,344
Azerbaijan	—	1,121,144	—	1,121,144
Bahrain	—	3,610,729	—	3,610,729
Bermuda	—	930,944	3,320	934,264
Brazil	—	23,959,223	—	23,959,223
British Virgin Islands	—	958,262	—	958,262
Canada	—	8,460,825	—	8,460,825
Cayman Islands	—	21,456,136	—	21,456,136
Chile	—	6,989,651	—	6,989,651
China	—	34,839,224	—	34,839,224
Colombia	—	19,594,115	—	19,594,115
Costa Rica	—	1,052,008	—	1,052,008
Cyprus	—	367,390	—	367,390
Czech Republic	—	1,073,442	—	1,073,442
Dominican Republic	—	1,135,120	—	1,135,120
Georgia	—	1,474,047	—	1,474,047
Guatemala	—	1,436,599	—	1,436,599
Honduras	—	360,765	—	360,765
Hungary	—	2,058,103	—	2,058,103
India	—	15,038,519	—	15,038,519
Indonesia	—	2,664,099	—	2,664,099
Israel	—	10,195,468	—	10,195,468
Kazakhstan	—	587,282	—	587,282
Luxembourg	—	12,741,143	—	12,741,143
Mauritius	—	8,959,696	—	8,959,696
Mexico	—	19,519,080	—	19,519,080
Mongolia	—	946,419	—	946,419
Morocco	—	7,830,469	—	7,830,469
Netherlands	—	7,407,032	—	7,407,032
Nigeria	—	2,499,742	—	2,499,742
Oman	—	6,451,864	—	6,451,864
Pakistan	—	470,044	—	470,044
Panama	—	3,982,071	—	3,982,071
Paraguay	—	780,167	—	780,167
Peru	—	8,377,428	—	8,377,428
Poland	—	1,008,027	—	1,008,027
Saudi Arabia	—	601,350	—	601,350
Serbia	—	1,243,351	—	1,243,351
Singapore	—	3,009,352	—	3,009,352
South Africa	—	5,738,518	—	5,738,518
Spain	—	2,150,241	—	2,150,241
Tanzania	—	430,268	—	430,268
Thailand	—	3,124,779	—	3,124,779
Togo	—	620,933	—	620,933
Trinidad and Tobago	—	2,349,850	—	2,349,850
Turkey	—	31,615,490	—	31,615,490
Ukraine	—	3,060,452	—	3,060,452
United Arab Emirates	—	3,303,843	—	3,303,843
United Kingdom	—	21,090,122	—	21,090,122
United States	—	15,597,115	—	15,597,115
Uruguay	—	478,295	—	478,295
Uzbekistan	—	4,314,547	—	4,314,547
Zambia	—	1,137,040	—	1,137,040
Government Obligations *	—	10,468,611	—	10,468,611

See Notes to Financial Statements

15

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Common Stock *	$25,565	$—	$—	$25,565
Money Market Fund	27,783,719	—	—	27,783,719
Total Investments	$27,809,284	$367,452,489	$3,320	$395,265,093

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

16

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
CORPORATE BONDS: 97.9%
Australia: 2.5%
Buckeye Partners LP
3.95%, 12/01/26	$26,750		$26,104,982
4.12%, 12/01/27	17,825		17,141,529
5.60%, 10/15/44	13,375		10,971,111
5.85%, 11/15/43	17,825		14,983,325
			69,200,947
Canada: 4.5%
Bombardier, Inc. 144A 7.45%, 05/01/34	22,725		23,907,421
Methanex Corp.
5.25%, 12/15/29 †	31,200		29,669,275
5.65%, 12/01/44	13,375		10,282,630
Rogers Communications, Inc. 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+3.59%), 03/15/82	33,425		32,609,077
TransAlta Corp. 6.50%, 03/15/40	13,365		12,330,712
Wilton RE Ltd. 144A 6.00% (US Treasury Yield Curve Rate T 5 Year+5.27%), 10/22/2030 (o)	17,830		17,695,465
			126,494,580
Germany: 1.7%
Dresdner Funding Trust I 144A 8.15%, 06/30/31	44,550		48,595,626
Ireland: 2.3%
Aptiv Swiss Holdings Ltd. 6.88% (US Treasury Yield Curve Rate T 5 Year+3.38%), 12/15/54 †	22,300		20,912,307
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	33,425		31,843,176
4.90%, 12/15/44	13,550		10,519,829
			63,275,312
Italy: 3.2%
Telecom Italia Capital SA
6.00%, 09/30/34	22,275		21,531,640
6.38%, 11/15/33	22,250		22,268,097
7.20%, 07/18/36	22,300		22,866,273
7.72%, 06/04/38	22,300		23,269,779
			89,935,789
Japan: 5.7%
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27	84,075		80,740,263
4.81%, 09/17/30 †	84,100		77,780,751
			158,521,014
Netherlands: 1.0%
OCI NV 144A 6.70%, 03/16/33	26,750		29,214,499
	Par (000’s	)	Value
United Kingdom: 4.5%
Standard Chartered PLC 144A 7.01%, 07/30/37 (o)	$33,425		$33,867,547
Vodafone Group PLC 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	84,095		91,730,458
			125,598,005
United States: 72.5%
Acadian Asset Management, Inc. 4.80%, 07/27/26	12,275		12,020,091
Advance Auto Parts, Inc.
1.75%, 10/01/27	15,600		14,038,938
3.50%, 03/15/32 †	15,600		13,049,460
3.90%, 04/15/30 †	22,275		20,064,453
5.95%, 03/09/28 †	13,375		13,276,227
Banc of California 3.25% (Term SOFR USD 3 Month+2.52%), 05/01/31	17,149		16,203,747
Bath & Body Works, Inc. 6.95%, 03/01/33 †	12,675		12,569,387
Brandywine Operating Partnership LP
3.95%, 11/15/27	20,050		18,915,770
4.55%, 10/01/29 †	15,600		14,249,986
8.30%, 03/15/28 †	15,600		16,139,527
Celanese US Holdings LLC
1.40%, 08/05/26	16,275		15,538,832
6.42%, 07/15/27	60,957		61,505,845
6.58%, 07/15/29	30,500		30,799,510
6.60%, 11/15/28	40,650		41,131,229
6.63%, 07/15/32 †	40,650		39,991,821
6.80%, 11/15/30	40,650		40,674,630
6.95%, 11/15/33 †	40,650		40,757,936
Constellation Insurance, Inc. 144A
6.62%, 05/01/31 †	11,150		11,117,504
6.80%, 01/24/30	18,950		18,395,313
Crane NXT Co. 4.20%, 03/15/48	15,600		9,258,857
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	15,622		16,079,959
Diversified Healthcare Trust 4.75%, 02/15/28	22,300		19,972,921
DPL, Inc. 4.35%, 04/15/29	17,825		17,014,335
Embarq LLC 8.00%, 06/01/36	54,150		24,457,389
Entegris, Inc. 144A 4.75%, 04/15/29	71,300		69,481,615
Fluor Corp. 4.25%, 09/15/28	23,395		22,690,990
Frontier Florida LLC 6.86%, 02/01/28	13,375		13,704,293
Global Marine, Inc. 7.00%, 06/01/28	11,625		10,030,631

See Notes to Financial Statements

17

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
HB Fuller Co. 4.00%, 02/15/27	$13,375		$13,033,267
Hillenbrand, Inc. 5.00%, 09/15/26	16,725		16,494,780
Hudson Pacific Properties LP
3.25%, 01/15/30 †	17,825		11,820,649
3.95%, 11/01/27	17,825		15,504,549
4.65%, 04/01/29 †	22,275		15,977,005
5.95%, 02/15/28 †	15,600		13,049,943
Kohl’s Corp.
4.62%, 05/01/31 †	22,264		14,165,247
5.55%, 07/17/45	19,000		9,121,832
Lumen Technologies, Inc. 7.60%, 09/15/39	15,550		11,450,865
Macy’s Retail Holdings LLC
4.30%, 02/15/43	11,125		6,690,420
4.50%, 12/15/34 †	16,350		12,469,839
5.12%, 01/15/42	11,150		7,335,061
Murphy Oil Corp. 5.88%, 12/01/42 †	15,150		11,124,971
Navient Corp. 5.62%, 08/01/33 †	26,475		22,723,488
Newell Brands, Inc.
6.88%, 04/01/36 †	18,696		16,319,913
7.00%, 04/01/46	29,700		23,001,115
Nissan Motor Acceptance Co. LLC 144A
1.85%, 09/16/26	33,650		31,792,567
2.45%, 09/15/28	11,800		10,437,896
2.75%, 03/09/28	20,175		18,400,475
5.30%, 09/13/27 †	13,475		13,220,768
5.55%, 09/13/29 †	10,100		9,772,003
6.95%, 09/15/26	10,150		10,246,103
7.05%, 09/15/28	23,550		24,097,912
Nordstrom, Inc.
4.00%, 03/15/27	15,597		14,974,012
4.25%, 08/01/31 †	18,950		16,312,253
4.38%, 04/01/30	22,275		19,952,184
5.00%, 01/15/44	43,050		30,586,595
6.95%, 03/15/28 †	13,375		13,538,786
Oceaneering International, Inc. 6.00%, 02/01/28	13,375		12,728,811
Prospect Capital Corp.
3.36%, 11/15/26 †	13,375		12,540,020
3.44%, 10/15/28 †	13,375		11,710,614
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S
4.62%, 04/16/29	44,600		38,424,069
4.62%, 04/06/31	15,575		12,498,140
Rockies Express Pipeline LLC 144A
4.80%, 05/15/30	15,600		14,631,309
4.95%, 07/15/29	24,525		23,472,314
6.88%, 04/15/40	22,275		21,049,225
7.50%, 07/15/38	11,150		10,954,848
Royal Caribbean Cruises Ltd. 3.70%, 03/15/28	22,275		21,367,233
	Par (000’s	)	Value
United States (continued)
7.50%, 10/15/27	$13,375		$14,095,177
Safeway, Inc. 7.25%, 02/01/31	11,630		11,967,911
Seagate HDD Cayman
4.09%, 06/01/29	21,050		20,003,971
4.88%, 06/01/27	22,525		22,314,835
5.75%, 12/01/34 †	21,850		21,105,527
Sealed Air Corp. 144A 6.88%, 07/15/33	20,075		20,854,512
Service Properties Trust
3.95%, 01/15/28 †	17,825		15,738,088
4.38%, 02/15/30 †	17,825		13,307,275
4.75%, 10/01/26	20,050		19,435,849
4.95%, 02/15/27	17,825		16,962,849
4.95%, 10/01/29 †	18,950		14,894,210
Spirit AeroSystems, Inc.
3.85%, 06/15/26	13,375		13,156,738
4.60%, 06/15/28 †	31,200		30,195,046
Steelcase, Inc. 5.12%, 01/18/29	20,050		19,076,573
Tenet Healthcare Corp. 6.88%, 11/15/31	16,125		16,574,100
Toledo Hospital
4.98%, 11/15/45	12,175		9,241,556
5.33%, 11/15/28 †	14,275		13,747,945
6.01%, 11/15/48	17,825		15,628,425
Topaz Solar Farms LLC 144A 5.75%, 09/30/39	22,165		20,733,832
Transocean, Inc.
6.80%, 03/15/38 †	27,175		16,772,525
7.50%, 04/15/31 †	17,625		12,549,881
Travel + Leisure Co. 6.00%, 04/01/27	17,850		17,966,495
Under Armour, Inc. 3.25%, 06/15/26	26,750		25,917,564
United States Cellular Corp. 6.70%, 12/15/33 †	24,250		26,285,144
United States Steel Corp. 6.65%, 06/01/37	12,225		11,885,771
Valley National Bancorp 3.00% (Term SOFR USD 3 Month+2.36%), 06/15/31	13,375		12,151,501
VF Corp.
2.80%, 04/23/27	22,275		20,694,918
2.95%, 04/23/30	33,425		27,554,135
6.00%, 10/15/33 †	12,350		10,629,903
6.45%, 11/01/37	12,800		10,751,926
Vornado Realty LP
2.15%, 06/01/26	17,825		17,191,601
3.40%, 06/01/31	15,600		13,293,265
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 †	22,275		20,979,757
3.45%, 06/01/26	64,500		63,088,069
4.10%, 04/15/50 †	28,550		24,952,291
4.50%, 11/18/34 †	13,525		12,765,436
4.65%, 06/01/46	13,300		12,072,053

See Notes to Financial Statements

18

	Par (000’s	)	Value
United States (continued)
4.80%, 11/18/44 †	$29,400		$27,170,304
Xerox Corp.
4.80%, 03/01/35	11,125		4,774,914
6.75%, 12/15/39	15,600		6,802,146
XPO CNW, Inc. 6.70%, 05/01/34	13,350		13,540,104
Yum! Brands, Inc.
5.35%, 11/01/43	12,275		11,275,419
6.88%, 11/15/37	14,500		15,088,116
			2,031,309,934
Total Corporate Bonds (Cost: $2,839,426,199)			2,742,145,706

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.8%
Money Market Fund: 8.8% (Cost: $247,371,905)
State Street Navigator Securities Lending Government Money Market Portfolio	247,371,905		247,371,905
Total Investments: 106.7% (Cost: $3,086,798,104)			2,989,517,611
Liabilities in excess of other assets: (6.7)%			(187,539,260)
NET ASSETS: 100.0%			$2,801,978,351

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $244,908,742.
(o)	Perpetual Maturity — the date shown is the next call date

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $673,068,845, or 24.0% of net assets.

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$2,742,145,706	$—	$2,742,145,706
Money Market Fund	247,371,905	—	—	247,371,905
Total Investments	$247,371,905	$2,742,145,706	$—	$2,989,517,611

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

19

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
CORPORATE BONDS: 84.0%
Australia: 0.9%
China Construction Bank Corp. Reg S 4.50%, 05/31/26	$200		$200,543
China Merchants Bank Co. Ltd. Reg S 4.92% (SOFR Compound Index+0.54%), 07/10/27	200		200,039
FMG Resources August 2006 Pty Ltd. 144A 6.12%, 04/15/32	300		295,933
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen 144A 5.88% (US Treasury Yield Curve Rate T 5 Year+3.98%), 05/23/42	450		455,696
			1,152,211
Bermuda: 0.4%
Bacardi Ltd. / Bacardi- Martini BV 144A 5.25%, 01/15/29	200		202,663
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	275		262,574
			465,237
Brazil: 1.0%
Banco BTG Pactual SA 144A 2.75%, 01/11/26 †	150		147,352
Klabin Austria GmbH 144A 7.00%, 04/03/49	300		295,458
Klabin Finance SA 144A 4.88%, 09/19/27	100		99,029
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	200		197,564
Suzano Austria GmbH 144A 5.75%, 07/14/26	175		177,081
Suzano International Finance BV 5.50%, 01/17/27	375		378,703
			1,295,187
British Virgin Islands: 0.2%
Amipeace Ltd. Reg S 1.75%, 11/09/26	300		289,588
Canada: 1.5%
Brookfield Finance, Inc.
2.72%, 04/15/31	250		222,092
3.62%, 02/15/52	150		100,087
Canadian Imperial Bank of Commerce 0.95%, 10/23/25	250		245,677
CDP Financial, Inc. 144A 1.00%, 05/26/26	400		387,956
Export Development Canada 4.75%, 06/05/34	450		467,511
	Par (000’s	)	Value
Canada (continued)
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	$200		$172,633
TransAlta Corp. 7.75%, 11/15/29	200		208,507
Tucson Electric Power Co. 1.50%, 08/01/30	150		128,302
			1,932,765
Cayman Islands: 2.1%
Adib Sukuk Co. II Ltd. Reg S 5.70%, 11/15/28	200		206,611
Aldar Investment Properties Sukuk Ltd. Reg S
4.88%, 05/24/33	200		197,863
5.50%, 05/16/34	200		205,514
CK Hutchison International 24 Ltd. 144A 5.38%, 04/26/29	400		410,023
DP World Crescent Ltd. Reg S 5.50%, 09/13/33	550		553,696
Hongkong Land Finance Cayman Islands Co. Ltd. Reg S 2.25%, 07/15/31	200		172,978
Saudi Electricity Sukuk Programme Co. Reg S
4.63%, 04/11/33 †	500		488,984
5.49%, 02/18/35	400		407,370
			2,643,039
Chile: 1.8%
AES Andes SA 144A
6.30%, 03/15/29	175		177,997
8.15% (US Treasury Yield Curve Rate T 5 Year+3.83%), 06/10/55	225		229,725
Colbun SA 144A 3.15%, 01/19/32 †	250		218,557
Engie Energia Chile SA 144A 6.38%, 04/17/34	200		206,346
Interchile SA 144A 4.50%, 06/30/56	450		355,228
Inversiones CMPC SA 144A
4.38%, 04/04/27 †	150		148,502
6.12%, 06/23/33	200		202,785
6.12%, 02/26/34 †	200		201,208
Sociedad Quimica y Minera de Chile SA 144A
3.50%, 09/10/51	300		190,696
6.50%, 11/07/33 †	325		339,016
			2,270,060
China: 5.0%
Airport Authority Reg S 1.75%, 01/12/27	400		384,691
Bocom Leasing Management Hong Kong Co. Ltd. Reg S 5.00%, 06/26/27	200		202,724

See Notes to Financial Statements

20

	Par (000’s	)	Value
China (continued)
5.05% (SOFR Compound Index+0.68%), 06/26/27	$450		$449,185
5.11% (SOFR Compound Index+0.75%), 08/23/27	200		200,062
China Construction Bank Corp. Reg S 1.25%, 08/04/25	400		396,880
4.93% (SOFR Compound Index+0.55%), 07/16/27	400		400,316
5.00%, 11/30/26	200		202,505
China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400		395,294
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	200		194,531
CMB International Leasing Management Ltd. Reg S 5.13% (SOFR+0.76%), 06/04/27	200		200,256
Dianjian Haiyu Ltd. Reg S 4.30%, 09/10/27	200		200,048
ICBCIL Finance Co. Ltd. Reg S 2.25%, 11/02/26	200		193,963
Industrial & Commercial Bank of China Ltd. Reg S
1.62%, 10/28/26	250		241,048
2.95%, 06/01/25	200		199,764
4.50%, 01/19/26	200		200,425
4.84% (SOFR Compound Index+0.48%), 05/23/27	600		599,279
Lenovo Group Ltd. 144A 6.54%, 07/27/32	200		210,760
Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	200		196,372
Midea Investment Development Co. Ltd. Reg S 2.88%, 02/24/27	200		195,457
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	200		195,308
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	600		529,179
Xiaomi Best Time International Ltd. Reg S 4.10%, 07/14/51	150		114,226
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	200		193,801
			6,296,074
Colombia: 0.2%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	325		310,132
Denmark: 0.2%
Kommunekredit Reg S 5.12%, 11/01/27	200		206,411
	Par (000’s	)	Value
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	$122		$108,587
France: 0.8%
BNP Paribas SA 144A 1.68% (SOFR+0.91%), 06/30/27	375		362,551
Electricite de France SA 144A 3.62%, 10/13/25	500		497,298
Electricite de France SA Reg S 5.53% (SOFR+1.15%), 01/20/30	200		198,298
			1,058,147
Georgia: 0.3%
Georgia Global Utilities JSC 144A 8.88%, 07/25/29	150		152,044
Georgian Railway JSC 144A 4.00%, 06/17/28	200		177,740
			329,784
Germany: 2.8%
Bank of China Ltd. Reg S 3.12%, 06/16/25	200		199,590
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	700		598,204
1.00%, 10/01/26	1,150		1,107,224
1.75%, 09/14/29	780		720,035
4.38%, 02/28/34	850		862,658
			3,487,711
Hungary: 0.2%
MVM Energetika Zrt Reg S 7.50%, 06/09/28	200		209,444
India: 1.8%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.70%, 03/12/42	99		85,545
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	167		132,577
Continuum Green Energy India Pvt / Co.-Issuers 144A 7.50%, 06/26/33	244		245,554
Indian Railway Finance Corp. Ltd. 144A 3.57%, 01/21/32 †	200		182,028
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200		196,262
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	148		131,595
Power Finance Corp. Ltd. Reg S

See Notes to Financial Statements

21

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
India (continued)
3.75%, 12/06/27	$200		$195,332
REC Ltd. 144A
4.75%, 09/27/29	100		99,188
5.62%, 04/11/28	200		204,004
REC Ltd. Reg S 3.88%, 07/07/27	407		399,265
ReNew Pvt Ltd. 144A 5.88%, 03/05/27	75		73,380
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	200		185,418
SAEL/SPREPL/SSSPL/JGPEPL/ SKREPL/UBEPL 144A 7.80%, 07/31/31	146		138,391
			2,268,539
Indonesia: 1.9%
Pertamina Geothermal Energy PT 144A 5.15%, 04/27/28	200		201,043
Perusahaan Penerbit SBSN Indonesia III 144A
2.30%, 06/23/25	350		348,742
3.55%, 06/09/51	350		246,584
4.70%, 06/06/32	500		490,938
5.50%, 07/02/54	300		287,436
5.60%, 11/15/33	200		206,422
Sorik Marapi Geothermal Power PT 144A 7.75%, 08/05/31	197		192,710
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	400		371,652
			2,345,527
Ireland: 1.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A 6.00%, 06/15/27	200		199,488
Bank of Ireland Group PLC 144A 6.25% (US Treasury Yield Curve Rate T 1 Year+2.65%), 09/16/26	350		351,857
Smurfit Kappa Treasury ULC 144A
5.20%, 01/15/30	300		304,310
5.44%, 04/03/34	400		400,493
5.78%, 04/03/54	400		384,392
Smurfit Westrock Financing DAC 144A 5.42%, 01/15/35 †	350		350,630
			1,991,170
Japan: 3.0%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200		195,720
	Par (000’s	)	Value
Japan (continued)
Honda Motor Co. Ltd.
2.53%, 03/10/27	$260		$252,096
2.97%, 03/10/32	450		400,812
Japan Bank for International Cooperation
1.62%, 01/20/27	250		240,808
4.38%, 10/05/27	250		253,387
Marubeni Corp. Reg S 1.58%, 09/17/26	200		192,359
Mitsui Fudosan Co. Ltd. 144A 2.57%, 01/21/32	200		171,982
Norinchukin Bank 144A
1.28%, 09/22/26 †	450		429,978
2.08%, 09/22/31	200		170,321
5.43%, 03/09/28	150		153,023
NTT Finance Corp. 144A 4.37%, 07/27/27 †	350		350,657
Sumitomo Mitsui Financial Group, Inc. 2.47%, 01/14/29	200		186,477
Sumitomo Mitsui Trust Bank Ltd. 144A
1.55%, 03/25/26	375		366,254
2.80%, 03/10/27	100		97,392
5.50%, 03/09/28	100		103,028
Toyota Motor Credit Corp. 2.15%, 02/13/30	300		271,245
			3,835,539
Luxembourg: 4.7%
Ambipar Lux Sarl 144A
9.88%, 02/06/31	225		216,650
10.88%, 02/05/33 †	175		171,176
Bank of China Ltd. Reg S 1.40%, 04/28/26	200		194,724
European Investment Bank
1.62%, 05/13/31	500		440,754
3.75%, 02/14/33 †	1,875		1,842,358
4.38%, 10/10/31	1,550		1,587,750
FS Luxembourg Sarl 144A 8.88%, 02/12/31 †	250		251,517
Raizen Fuels Finance SA 144A
5.70%, 01/17/35	400		373,260
6.45%, 03/05/34	500		497,211
6.95%, 03/05/54	350		331,168
			5,906,568
Mauritius: 0.9%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	75		71,118
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	121		116,530
Diamond II Ltd. 144A 7.95%, 07/28/26	100		99,773
Greenko Power II Ltd. 144A 4.30%, 12/13/28	167		153,542

See Notes to Financial Statements

22

	Par (000’s	)	Value
Mauritius (continued)
Greenko Wind Projects Mauritius Ltd. 144A 7.25%, 09/27/28	$400		$387,376
India Clean Energy Holdings 144A 4.50%, 04/18/27	100		93,780
India Cleantech Energy 144A 4.70%, 08/10/26	119		115,321
India Green Power Holdings 144A 4.00%, 02/22/27	173		165,845
			1,203,285
Mexico: 0.4%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	275		224,317
Trust Fibra Uno 144A 7.38%, 02/13/34	275		272,584
			496,901
Netherlands: 3.6%
ABN AMRO Bank NV 144A 2.47% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/13/29	500		463,650
Alcoa Nederland Holding BV 144A 7.12%, 03/15/31	275		283,620
Cooperatieve Rabobank UA 144A
1.00% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/24/26	350		344,832
1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27	379		368,268
EDP Finance BV 144A 6.30%, 10/11/27	79		82,159
Greenko Dutch BV 144A 3.85%, 03/29/26	440		426,684
ING Groep NV 144A
1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26	450		447,388
4.62%, 01/06/26	400		400,097
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	200		173,270
2.38%, 03/24/26	450		443,704
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/31	550		474,053
3.40%, 05/01/30	256		237,254
5.00%, 01/15/33	350		338,695
			4,483,674
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	200		144,629
	Par (000’s	)	Value
Portugal: 0.3%
EDP Finance BV 144A 1.71%, 01/24/28	$400		$371,703
Qatar: 0.2%
QNB Finance Ltd. Reg S 1.62%, 09/22/25	200		197,625
Saudi Arabia: 1.0%
Saudi Electricity Global Sukuk Co. 5 Reg S
1.74%, 09/17/25	200		198,004
2.41%, 09/17/30	500		442,153
The Arab Energy Fund 144A
1.48%, 10/06/26	300		287,805
5.43%, 05/02/29	325		335,139
			1,263,101
Singapore: 0.9%
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27	200		204,379
Industrial & Commercial Bank of China Ltd. Reg S 4.98% (SOFR Compound Index+0.60%), 10/25/26	800		801,160
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	137		137,041
			1,142,580
South Korea: 5.1%
Export-Import Bank of Korea
2.12%, 01/18/32	550		468,774
5.12%, 01/11/33	300		307,461
Export-Import Bank of Korea 144A 1.75%, 10/19/28	250		230,805
Hyundai Capital Services, Inc. 144A 1.25%, 02/08/26 †	350		341,314
Kia Corp. 144A 1.75%, 10/16/26	200		192,447
Korea Electric Power Corp. 144A
3.62%, 06/14/25	75		74,905
4.88%, 01/31/27	450		454,307
5.38%, 04/06/26	200		201,844
5.50%, 04/06/28	200		206,551
Korea Hydro & Nuclear Power Co. Ltd. 144A 5.00%, 07/18/28	200		203,401
Korea Western Power Co. Ltd. Reg S 4.12%, 06/28/25	200		199,851
LG Chem Ltd. 144A
1.38%, 07/07/26	400		385,365
2.38%, 07/07/31	225		192,221
3.62%, 04/15/29	50		47,847
LG Energy Solution Ltd. 144A
5.38%, 07/02/27	150		151,255
5.38%, 07/02/29	350		351,185
5.50%, 07/02/34	300		288,398

See Notes to Financial Statements

23

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
South Korea (continued)
5.62%, 09/25/26	$200		$202,160
5.75%, 09/25/28	250		255,089
5.88%, 04/02/35	250		245,547
POSCO 144A 4.88%, 01/23/27	150		150,750
Shinhan Bank Co. Ltd. Reg S 5.23% (SOFR+0.85%), 10/22/29	200		200,942
SK Hynix, Inc. 144A
2.38%, 01/19/31	375		326,146
6.50%, 01/17/33 †	275		292,878
SK On Co. Ltd. Reg S 5.38%, 05/11/26	400		403,367
			6,374,810
Spain: 0.2%
Avangrid, Inc. 3.80%, 06/01/29	275		266,579
Supranational: 2.6%
European Investment Bank
0.75%, 09/23/30	600		511,940
1.62%, 10/09/29	480		439,065
2.12%, 04/13/26	300		295,155
2.38%, 05/24/27	650		633,484
European Investment Bank 144A 2.88%, 06/13/25	750		748,613
International Bank for Reconstruction & Development 3.12%, 11/20/25	255		253,483
International Finance Corp. 2.12%, 04/07/26	439		431,914
			3,313,654
Sweden: 0.3%
Swedbank AB 144A 1.54%, 11/16/26	350		336,110
Turkey: 0.4%
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	293		291,597
Limak Yenilenebilir Enerji AS 144A 9.62%, 08/12/30	200		194,815
			486,412
United Arab Emirates: 3.6%
Abu Dhabi National Energy Co. PJSC 144A
4.70%, 04/24/33 †	400		393,969
4.75%, 03/09/37	350		336,437
Bank of China Ltd. Reg S 4.97% (SOFR Compound Index+0.60%), 09/18/26	200		200,154
Commercial Bank of Dubai PSC Reg S 5.32%, 06/14/28	200		203,652
Emirates NBD Bank PJSC Reg S 5.88%, 10/11/28	300		312,386
	Par (000’s	)	Value
United Arab Emirates (continued)
Five Holdings Bvi Ltd. 144A 9.38%, 10/03/28	$175		$183,050
Industrial & Commercial Bank of China Ltd. Reg S 5.31% (SOFR Compound Index+0.93%), 01/19/26	400		400,316
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	415		398,788
4.64%, 05/14/29	200		198,049
Masdar Abu Dhabi Future Energy Co. Reg S
4.88%, 07/25/29	200		201,899
4.88%, 07/25/33	400		395,573
5.25%, 07/25/34	200		201,162
MDGH GMTN RSC Ltd. 144A 5.88%, 05/01/34 †	300		317,176
National Central Cooling Co. PJSC Reg S 5.28%, 03/05/30	300		305,748
NBK SPC Ltd. 144A 5.50% (SOFR+1.16%), 06/06/30 †	250		256,643
Sweihan PV Power Co. PJSC 144A 3.62%, 01/31/49	277		227,817
			4,532,819
United Kingdom: 1.8%
Atlantica Sustainable Infrastructure PLC 144A 4.12%, 06/15/28	350		332,787
Bank of China Ltd. Reg S 4.96% (SOFR Compound Index+0.59%), 09/14/26	200		200,244
Brookfield Finance I UK PLC / Brookfield Finance, Inc. 2.34%, 01/30/32	237		197,547
China Merchants Bank Co. Ltd. Reg S 5.02% (SOFR Compound Index+0.65%), 06/13/26	200		200,157
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300		262,147
Shanghai Pudong Development Bank Co. Ltd. Reg S 3.25%, 07/14/25	200		199,475
State Grid Europe Development 2014 PLC Reg S 3.25%, 04/07/27	200		197,092
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200		195,141
Vmed O2 UK Financing I PLC 144A 4.75%, 07/15/31	600		527,974
			2,312,564

See Notes to Financial Statements

24

	Par (000’s	)	Value
United States: 31.9%
AES Corp.
1.38%, 01/15/26	$350		$341,354
2.45%, 01/15/31 †	332		284,353
5.45%, 06/01/28 †	350		355,508
7.60% (US Treasury Yield Curve Rate T 5 Year+3.20%), 01/15/55	375		371,461
Agricultural Bank of China Ltd. Reg S
1.25%, 01/19/26	200		195,826
2.00%, 01/18/27	200		193,315
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	350		282,918
2.95%, 03/15/34	336		276,649
3.80%, 04/15/26	150		148,528
4.75%, 04/15/35	161		151,030
Aligned Data Centers Issuer LLC 144A 1.94%, 08/15/46	388		372,403
American Homes 4 Rent LP 5.50%, 02/01/34	300		299,207
Amgen, Inc. 3.00%, 02/22/29	329		313,163
Apple, Inc. 3.00%, 06/20/27	400		393,062
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A
3.25%, 09/01/28 †	200		183,009
4.00%, 09/01/29 †	430		374,779
Arizona Public Service Co. 2.65%, 09/15/50	200		115,585
AvalonBay Communities, Inc.
1.90%, 12/01/28	175		161,089
2.05%, 01/15/32 †	300		255,482
Bank of China Ltd. Reg S 4.62%, 06/26/26	300		301,775
Boston Properties LP
2.45%, 10/01/33	400		313,229
2.55%, 04/01/32	340		280,004
3.40%, 06/21/29 †	285		267,322
4.50%, 12/01/28	575		566,852
6.50%, 01/15/34 †	300		314,768
6.75%, 12/01/27	50		52,217
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC 144A 6.38%, 02/15/32	150		147,468
CenterPoint Energy Houston Electric LLC 5.30%, 04/01/53	200		186,810
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	350		311,876
3.75%, 01/15/32	100		86,795
4.75%, 03/15/28	350		342,370
	Par (000’s	)	Value
United States (continued)
Comcast Corp. 4.65%, 02/15/33	$408		$401,068
Constellation Energy Generation LLC 5.75%, 03/15/54	350		331,021
Dana, Inc. 4.25%, 09/01/30	147		135,726
Deutsche Bank AG 1.69%, 03/19/26	300		292,748
Dominion Energy, Inc. 2.25%, 08/15/31	350		299,829
DTE Electric Co.
1.90%, 04/01/28	225		211,920
3.25%, 04/01/51	200		134,905
3.65%, 03/01/52	100		72,254
3.95%, 03/01/49 †	290		225,014
Duke Energy Carolinas LLC 3.95%, 11/15/28	450		446,391
Duke Energy Progress LLC
3.45%, 03/15/29	300		291,166
5.10%, 03/15/34	200		200,678
Equinix, Inc.
1.00%, 09/15/25	300		295,815
1.55%, 03/15/28 †	260		240,164
2.50%, 05/15/31	475		416,260
3.90%, 04/15/32	375		351,228
ERP Operating LP
1.85%, 08/01/31 †	125		107,013
4.15%, 12/01/28	200		199,169
Evergy Kansas Central, Inc. 2.55%, 07/01/26	115		113,111
Federal Realty OP LP 1.25%, 02/15/26	150		145,879
Fifth Third Bancorp 1.71% (SOFR+0.69%), 11/01/27	200		191,396
Ford Motor Co.
3.25%, 02/12/32	1,100		899,430
6.10%, 08/19/32 †	475		455,801
General Motors Co.
5.40%, 10/15/29	400		403,341
5.60%, 10/15/32 †	550		545,507
Georgia Power Co. 3.25%, 04/01/26	125		123,653
Hanwha Energy USA Holdings Corp. 144A 4.12%, 07/05/25	100		99,844
Hanwha Q Cells Americas Holdings Corp. 144A 5.00%, 07/27/28	200		203,758
HAT Holdings I LLC / HAT Holdings II LLC 144A 3.75%, 09/15/30 †	150		131,940
Healthpeak OP LLC
1.35%, 02/01/27	200		189,221
2.12%, 12/01/28	224		205,727
Host Hotels & Resorts LP 2.90%, 12/15/31	150		128,275

See Notes to Financial Statements

25

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
3.38%, 12/15/29	$275		$253,741
Hyundai Capital America 144A 5.80%, 06/26/25	300		300,334
Interstate Power & Light Co.
3.50%, 09/30/49	300		208,050
4.10%, 09/26/28	350		346,533
Interstate Power and Light Co. 3.60%, 04/01/29	150		145,600
Jabil, Inc. 4.25%, 05/15/27	150		149,404
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30 †	250		216,150
JPMorgan Chase & Co. 6.07% (SOFR+1.33%), 10/22/27	750		769,012
Kaiser Foundation Hospitals
2.81%, 06/01/41	500		351,945
3.15%, 05/01/27	228		224,118
Kilroy Realty LP
2.50%, 11/15/32	175		135,518
2.65%, 11/15/33	175		132,300
4.75%, 12/15/28 †	150		146,248
Leeward Renewable Energy Operations LLC 144A 4.25%, 07/01/29	200		175,435
LYB International Finance III LLC 5.62%, 05/15/33	175		175,664
Massachusetts Institute of Technology 3.96%, 07/01/38	200		182,223
Metropolitan Life Global Funding I 144A 0.95%, 07/02/25	300		298,103
MidAmerican Energy Co.
2.70%, 08/01/52	200		118,903
3.10%, 05/01/27	332		326,018
3.15%, 04/15/50	250		166,510
3.65%, 04/15/29	337		330,402
3.65%, 08/01/48	400		297,487
3.95%, 08/01/47	175		135,585
4.25%, 07/15/49	400		321,634
5.35%, 01/15/34	300		308,676
5.85%, 09/15/54	50		50,625
Nature Conservancy 3.96%, 03/01/52	126		99,289
New York State Electric & Gas Corp. 144A
2.15%, 10/01/31	143		121,298
5.30%, 08/15/34	250		250,480
5.65%, 08/15/28	125		129,591
5.85%, 08/15/33	175		182,129
NextEra Energy Capital Holdings, Inc.
	Par (000’s	)	Value
United States (continued)
1.90%, 06/15/28	$556		$516,177
Niagara Mohawk Power Corp. 144A 5.78%, 09/16/52	100		96,910
NiSource, Inc. 5.00%, 06/15/52	225		196,126
Northern States Power Co.
2.25%, 04/01/31 †	175		155,626
2.60%, 06/01/51	200		118,368
2.90%, 03/01/50	225		144,350
3.20%, 04/01/52	200		133,649
4.50%, 06/01/52	100		83,529
5.40%, 03/15/54	250		237,693
NSTAR Electric Co. 3.25%, 05/15/29	225		215,654
Oglethorpe Power Corp. 144A
5.80%, 06/01/54	100		96,302
5.90%, 02/01/55	150		146,804
Oncor Electric Delivery Co. LLC 4.15%, 06/01/32	177		169,387
Owens Corning 3.95%, 08/15/29	174		169,437
PacifiCorp
2.90%, 06/15/52	400		234,896
5.35%, 12/01/53	425		379,801
5.50%, 05/15/54	475		430,561
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	300		285,323
PepsiCo, Inc.
2.88%, 10/15/49	375		244,049
3.90%, 07/18/32	550		528,956
PG&E Recovery Funding LLC 5.54%, 07/15/47	350		348,069
Piedmont Operating Partnership LP 3.15%, 08/15/30	150		128,345
PNC Financial Services Group, Inc. 4.76% (SOFR Compound Index+1.08%), 01/26/27	500		500,435
Prologis LP
1.25%, 10/15/30 †	275		233,556
1.75%, 02/01/31	200		171,071
2.88%, 11/15/29	200		187,706
Public Service Co. of Colorado
3.20%, 03/01/50	250		164,463
3.70%, 06/15/28	269		264,968
4.10%, 06/15/48	435		333,395
5.75%, 05/15/54	150		146,050
Public Service Co. of Oklahoma
2.20%, 08/15/31	200		170,437
3.15%, 08/15/51	250		158,735

See Notes to Financial Statements

26

	Par (000’s	)	Value
United States (continued)
Public Service Electric and Gas Co.
3.10%, 03/15/32	$350		$316,066
4.65%, 03/15/33	200		198,137
5.12%, 03/15/53	50		46,297
RWE Finance US LLC 144A
5.88%, 04/16/34	597		608,044
6.25%, 04/16/54	200		193,982
San Diego Gas & Electric Co. 4.95%, 08/15/28	275		280,483
SCE Recovery Funding LLC
2.94%, 11/15/42	50		41,268
4.70%, 06/15/40	185		179,252
5.11%, 12/15/47	200		182,606
Seattle Children’s Hospital 2.72%, 10/01/50 †	150		91,365
SK Battery America, Inc. Reg S 2.12%, 01/26/26	626		609,029
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	600		524,729
Sonoco Products Co. 2.85%, 02/01/32 †	300		260,514
Southern Power Co. 4.15%, 12/01/25	350		348,926
Southwestern Electric Power Co. 3.25%, 11/01/51	150		94,807
Southwestern Public Service Co.
3.15%, 05/01/50	250		161,385
5.15%, 06/01/52	100		83,617
Sunnova Energy Corp. 144A 5.88%, 09/01/26 †	200		60,211
Tennessee Valley Authority 1.50%, 09/15/31 †	200		170,831
UDR, Inc. 1.90%, 03/15/33	175		136,931
Union Electric Co. 2.62%, 03/15/51	275		162,239
Verizon Communications, Inc.
1.50%, 09/18/30	300		256,869
2.85%, 09/03/41	900		629,697
3.88%, 02/08/29	175		172,196
3.88%, 03/01/52	310		228,144
5.05%, 05/09/33	215		216,887
5.50%, 02/23/54	500		480,034
Vornado Realty LP
2.15%, 06/01/26	150		144,670
3.40%, 06/01/31	100		85,213
Welltower OP LLC
2.70%, 02/15/27 †	250		243,652
3.85%, 06/15/32	100		93,866
Wisconsin Electric Power Co. 4.75%, 09/30/32 †	250		252,134
	Par (000’s	)	Value
United States (continued)
Wisconsin Power and Light Co.
1.95%, 09/16/31	$200		$171,893
3.95%, 09/01/32	150		139,873
Wisconsin Public Service Corp. 2.85%, 12/01/51	100		60,674
WP Carey, Inc. 2.45%, 02/01/32	150		125,758
ZF North America Capital, Inc. 144A
6.75%, 04/23/30	300		274,055
6.88%, 04/14/28	225		215,147
6.88%, 04/23/32	275		241,648
7.12%, 04/14/30	250		230,319
			40,182,740
Uzbekistan: 0.2%
JSCB Agrobank 144A 9.25%, 10/02/29	200		206,752
Total Corporate Bonds (Cost: $110,310,433)			105,717,658

GOVERNMENT OBLIGATIONS: 13.3%
Cayman Islands: 2.5%
Gaci First Investment Co. Reg S
4.75%, 02/14/30	400		398,400
4.88%, 02/14/35	700		674,832
5.00%, 10/13/27	400		402,604
5.12%, 02/14/53	689		580,406
5.25%, 10/13/32	850		857,378
5.38%, 10/13/22	300		245,305
			3,158,925
Chile: 0.9%
Chile Government International Bond
2.55%, 01/27/32	600		523,284
3.50%, 01/25/50	900		630,900
			1,154,184
China: 3.6%
Hong Kong Government International Bond 144A
0.62%, 02/02/26	200		195,191
2.38%, 02/02/51	200		125,344
4.00%, 06/07/28	300		300,964
4.00%, 06/07/33	700		681,527
4.25%, 06/07/26	200		200,945
4.25%, 07/24/27	375		379,168
4.50%, 01/11/28	650		659,765
4.62%, 01/11/33	500		508,191
5.25%, 01/11/53	200		207,540
Hong Kong Government International Bond Reg S 1.75%, 11/24/31	400		346,902
New Development Bank Reg S

See Notes to Financial Statements

27

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
China (continued)
5.12%, 04/26/26	$900		$904,952
			4,510,489
Dominican Republic: 0.2%
Dominican Republic International Bond 144A 6.60%, 06/01/36	300		295,170
Finland: 0.3%
Kuntarahoitus Oyj 144A 3.62%, 10/09/29	400		396,814
Israel: 0.5%
Israel Government International Bond 4.50%, 01/17/33	700		655,620
Japan: 0.1%
Japan Bank for International Cooperation 4.88%, 10/18/28	125		129,297
South Korea: 0.1%
Korea Electric Power Corp. 144A 4.00%, 06/14/27	100		99,495
Supranational: 0.6%
Asian Development Bank
1.75%, 08/14/26	275		268,161
2.38%, 08/10/27	203		197,491
3.12%, 09/26/28	225		221,283
			686,935
Turkey: 1.1%
Istanbul Metropolitan Municipality 144A 10.50%, 12/06/28	300		319,889
Turkiye Government International Bond 9.12%, 07/13/30	1,000		1,085,451
			1,405,340
United States: 3.4%
Fannie Mae-Aces
1.44%, 10/25/29	300		267,862
2.44%, 10/25/29	37		34,664
2.52%, 08/25/29	232		218,564
2.91%, 02/25/27	181		176,987
2.94%, 06/25/29	7		6,283
3.00%, 01/25/28	365		355,438
3.07%, 09/25/27	229		223,754
3.13%, 03/25/28	200		194,941
3.16%, 03/25/28	355		346,005
3.17%, 02/25/30	295		282,595
3.21%, 11/25/27	12		12,033
3.41%, 06/25/28	315		308,598
3.66%, 09/25/28	470		463,065
3.87%, 09/25/30	85		83,191
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30		26,110
1.49%, 11/25/30	400		347,177
	Par (000’s	)	Value
United States (continued)
2.88%, 04/25/26	$785		$775,230
3.12%, 08/25/32	135		124,474
			4,246,971
Total Government Obligations (Cost: $17,499,641)			16,739,240

MUNICIPAL BONDS: 0.4%
United States: 0.4%
Commonwealth of Massachusetts (GO) 3.28%, 06/01/46	150		116,925
District of Columbia Water & Sewer Authority (RB) 4.81%, 10/01/14	170		146,198
Maryland Economic Development Corp. (RB) 5.94%, 05/31/57	200		200,072
Total Municipal Bonds (Cost: $608,609)			463,195

	Number of Shares
PREFERRED SECURITIES: 0.1% (Cost: $173,320)
Canada: 0.1%
Brookfield Finance, Inc. 4.62%, 10/16/80	7,000		108,640

	Par (000’s	)
COLLATERALIZED LOAN OBLIGATION: 0.2% (Cost: $294,453)
United States: 0.2%
Triumph Rail Holdings LLC 144A 2.15%, 06/19/51	316		297,412
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $128,886,456)			123,326,145

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN:2.9%
Money Market Fund: 2.9% (Cost: $3,666,383)
State Street Navigator Securities Lending Government Money Market Portfolio	3,666,383		3,666,383
Total Investments: 100.9% (Cost: $132,552,839)			126,992,528
Liabilities in excess of other assets: (0.9)%			(1,079,186)
NET ASSETS: 100.0%			$125,913,342

See Notes to Financial Statements

28

Definitions:

GO	General Obligation
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $9,634,672.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $43,699,539, or 34.7% of net assets.

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$105,717,658	$—	$105,717,658
Government Obligations *	—	16,739,240	—	16,739,240
Municipal Bonds *	—	463,195	—	463,195
Preferred Securities *	108,640	—	—	108,640
Collateralized Loan Obligation *	—	297,412	—	297,412
Money Market Fund	3,666,383	—	—	3,666,383
Total Investments	$3,775,023	$123,217,505	$—	$126,992,528

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

29

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
FLOATING RATE NOTES: 99.1%
Australia: 9.9%
Australia & New Zealand Banking Group Ltd. 144A
4.84% (SOFR+0.47%), 12/16/26	$1,750		$1,751,531
4.93% (SOFR+0.56%), 03/18/26	6,100		6,104,577
5.03% (SOFR+0.65%), 09/30/27	4,650		4,650,589
5.06% (SOFR+0.68%), 07/16/27	11,525		11,556,674
5.19% (SOFR+0.81%), 01/18/27	7,400		7,429,149
5.22% (SOFR+0.85%), 12/16/29	22,000		22,169,245
Commonwealth Bank of Australia 144A
4.82% (SOFR+0.46%), 11/27/26	3,425		3,423,691
4.89% (SOFR+0.52%), 06/15/26	2,450		2,451,652
5.01% (SOFR+0.64%), 03/14/28	25,900		25,882,770
5.12% (SOFR+0.75%), 03/13/26	2,450		2,456,862
5.18% (SOFR+0.81%), 03/14/30 †	38,825		38,928,349
5.34% (SOFR+0.97%), 03/14/27	3,251		3,275,094
Macquarie Bank Ltd. 144A
5.30% (SOFR Compound Index+0.92%), 07/02/27	7,880		7,916,014
5.57% (SOFR+1.20%), 12/07/26	1,750		1,762,835
5.61% (SOFR+1.24%), 06/15/26	1,475		1,485,334
Macquarie Group Ltd. 144A 5.29% (SOFR+0.92%), 09/23/27	3,700		3,705,611
National Australia Bank Ltd. 144A
4.87% (SOFR+0.50%), 03/06/28	1,250		1,240,745
4.93% (SOFR+0.55%), 01/29/26	1,450		1,449,628
4.98% (SOFR+0.60%), 10/26/27	9,300		9,258,010
4.99% (SOFR+0.62%), 06/11/27	8,894		8,900,291
5.02% (SOFR+0.65%), 12/10/25	2,642		2,646,316
5.03% (SOFR+0.65%), 01/12/27	5,160		5,163,997
5.17% (SOFR+0.79%), 01/14/30	21,550		21,609,638
Westpac Banking Corp. 4.80% (SOFR+0.42%), 04/16/26	3,825		3,824,285
	Par (000’s	)	Value
Australia (continued)
4.84% (SOFR+0.46%), 10/20/26	$3,900		$3,900,716
4.89% (SOFR+0.52%), 06/03/26	1,570		1,570,719
5.19% (SOFR+0.81%), 04/16/29 †	20,150		20,221,640
Westpac Banking Corp. 144A
4.87% (SOFR+0.50%), 03/06/28	6,500		6,452,341
4.93% (SOFR+0.55%), 01/29/26	1,575		1,575,958
			232,764,261
Canada: 9.7%
Bank of Montreal
4.99% (SOFR Compound Index+0.62%), 09/15/26	1,975		1,973,032
5.13% (SOFR Compound Index+0.76%), 06/04/27	4,175		4,177,328
5.24% (SOFR+0.86%), 01/27/29	7,775		7,732,418
5.25% (SOFR Compound Index+0.88%), 09/10/27	5,550		5,546,866
5.53% (SOFR Compound Index+1.16%), 12/11/26	1,727		1,740,116
5.70% (SOFR Compound Index+1.33%), 06/05/26	1,975		1,989,737
Bank of Nova Scotia
4.91% (SOFR Compound Index+0.55%), 03/02/26	1,486		1,486,263
4.98% (SOFR+0.61%), 09/15/26	1,480		1,478,522
5.15% (SOFR Compound Index+0.78%), 06/04/27	3,703		3,699,656
5.26% (SOFR+0.89%), 02/14/29	10,400		10,322,987
5.37% (SOFR+1.00%), 09/08/28	14,250		14,227,817
5.46% (SOFR Compound Index+1.08%), 08/01/29	7,675		7,658,801
Canadian Imperial Bank of Commerce
5.10% (SOFR+0.72%), 01/13/28	6,050		6,011,060
5.30% (SOFR Compound Index+0.93%), 09/11/27	8,050		8,036,451
5.32% (SOFR+0.94%), 06/28/27	5,241		5,244,950
5.41% (SOFR+1.03%), 03/30/29	3,250		3,237,902
5.60% (SOFR+1.22%), 10/02/26	2,600		2,616,256
Federation des Caisses Desjardins du Quebec 144A 5.01% (SOFR+0.63%), 01/27/27	5,550		5,565,665
National Bank of Canada 5.28% (SOFR Compound Index+0.90%), 03/25/27	3,750		3,746,073

See Notes to Financial Statements

30

	Par (000’s	)	Value
Canada (continued)
5.41% (SOFR Compound Index+1.03%), 07/02/27	$3,275		$3,276,047
Royal Bank of Canada
4.82% (SOFR Compound Index+0.46%), 08/03/26	6,250		6,239,447
4.90% (SOFR Compound Index+0.53%), 01/20/26	1,492		1,493,814
4.95% (SOFR Compound Index+0.57%), 04/27/26	1,556		1,558,434
4.95% (SOFR Compound Index+0.59%), 11/02/26	1,725		1,721,491
5.09% (SOFR Compound Index+0.71%), 01/21/27	2,875		2,879,599
5.10% (SOFR Compound Index+0.72%), 10/18/27	6,175		6,168,761
5.17% (SOFR Compound Index+0.79%), 07/23/27	6,650		6,653,970
5.20% (SOFR Compound Index+0.82%), 03/27/28	15,500		15,451,735
5.21% (SOFR Compound Index+0.83%), 01/24/29 †	16,077		15,980,256
5.24% (SOFR Compound Index+0.86%), 10/18/28	12,090		12,034,647
5.33% (SOFR Compound Index+0.95%), 01/19/27	4,550		4,565,075
5.39% (SOFR Compound Index+1.03%), 02/04/31	8,200		8,136,869
5.46% (SOFR Compound Index+1.08%), 01/12/26	1,600		1,607,242
5.46% (SOFR Compound Index+1.08%), 07/20/26	1,800		1,812,876
5.48% (SOFR Compound Index+1.13%), 05/02/31	8,500		8,453,136
Toronto-Dominion Bank
4.96% (SOFR+0.59%), 09/10/26	1,475		1,472,756
4.99% (SOFR+0.62%), 12/17/26	2,700		2,694,719
5.11% (SOFR+0.73%), 04/05/27	4,629		4,610,248
5.20% (SOFR+0.82%), 01/31/28	12,800		12,762,975
5.40% (SOFR+1.03%), 12/17/29	9,075		9,016,866
5.46% (SOFR+1.08%), 07/17/26	2,204		2,215,873
			227,298,736
Finland: 1.0%
Nordea Bank Abp 144A
5.07% (SOFR+0.70%), 03/17/28	10,250		10,234,821
5.11% (SOFR+0.74%), 03/19/27	4,635		4,643,852
5.39% (SOFR+1.02%), 09/10/29	7,780		7,790,612
			22,669,285
	Par (000’s	)	Value
France: 3.8%
Banque Federative du Credit Mutuel SA 144A
5.43% (SOFR Compound Index+1.07%), 02/16/28	$12,930		$12,904,636
5.51% (SOFR+1.13%), 01/23/27	2,800		2,810,108
5.61% (SOFR Compound Index+1.23%), 01/22/30	9,075		9,081,055
5.78% (SOFR Compound Index+1.40%), 07/13/26	1,725		1,744,729
BPCE SA 144A 6.36% (SOFR Compound Index+1.98%), 10/19/27	2,875		2,916,797
Credit Agricole SA 144A
5.24% (SOFR+0.87%), 03/11/27	5,550		5,555,534
5.51% (SOFR+1.13%), 01/09/29	12,950		12,902,468
5.58% (SOFR+1.21%), 09/11/28	12,950		12,950,968
5.67% (SOFR+1.29%), 07/05/26	2,440		2,454,324
Societe Generale SA 144A
5.46% (SOFR+1.10%), 02/19/27	3,625		3,612,609
5.79% (SOFR+1.41%), 04/13/29	12,975		12,931,954
6.04% (SOFR+1.66%), 01/19/28	9,100		9,152,172
			89,017,354
Japan: 4.7%
Mitsubishi UFJ Financial Group, Inc. 5.86% (SOFR+1.48%), 04/24/31	13,100		13,251,466
Mizuho Financial Group, Inc.
5.32% (SOFR+0.96%), 05/22/26	3,650		3,651,558
5.44% (SOFR+1.08%), 05/13/31	7,774		7,763,881
Nomura Holdings, Inc. 5.63% (SOFR+1.25%), 07/02/27	4,726		4,735,349
Sumitomo Mitsui Financial Group, Inc.
5.26% (SOFR+0.88%), 01/14/27	4,645		4,660,022
5.43% (SOFR+1.05%), 04/15/30	20,725		20,730,068
5.55% (SOFR+1.17%), 07/09/29	12,975		13,066,757
5.68% (SOFR+1.30%), 07/13/26	1,975		1,991,232
5.81% (SOFR+1.43%), 01/13/26	1,474		1,484,045
Sumitomo Mitsui Trust Bank Ltd. 144A 5.35% (SOFR+0.98%), 09/10/27	6,925		6,938,210

See Notes to Financial Statements

31

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Japan (continued)
5.36% (SOFR+0.99%), 03/13/30	$25,900		$25,750,467
5.49% (SOFR+1.12%), 03/09/26 †	2,450		2,457,978
5.52% (SOFR+1.15%), 09/14/26	2,450		2,465,937
			108,946,970
Netherlands: 1.9%
ABN AMRO Bank NV 144A
5.37% (SOFR Compound Index+1.00%), 12/03/28	12,975		12,960,407
6.15% (SOFR Compound Index+1.78%), 09/18/27	4,650		4,695,369
ING Groep NV
5.39% (SOFR Compound Index+1.01%), 04/01/27	3,715		3,719,898
5.39% (SOFR Compound Index+1.01%), 03/25/29	19,375		19,246,550
5.93% (SOFR Compound Index+1.56%), 09/11/27	4,650		4,686,601
			45,308,825
New Zealand: 0.2%
Bank of New Zealand 144A 5.19% (SOFR+0.81%), 01/27/27	3,750		3,753,793
Norway: 0.4%
DNB Bank ASA 144A 5.42% (SOFR+1.06%), 11/05/30	9,240		9,215,601
Singapore: 3.1%
DBS Group Holdings Ltd. 144A
4.97% (SOFR+0.60%), 03/21/28	25,900		25,875,128
5.02% (SOFR+0.65%), 03/21/30	12,950		12,927,642
Pepsico Singapore Financing I Pte Ltd. 4.92% (SOFR Compound Index+0.56%), 02/16/27	2,794		2,794,599
United Overseas Bank Ltd. 144A
4.96% (SOFR Compound Index+0.58%), 04/02/28	23,400		23,376,847
5.03% (SOFR Compound Index+0.65%), 04/02/30	7,800		7,799,989
			72,774,205
South Korea: 1.6%
Korea Housing Finance Corp. 144A 5.28% (SOFR+0.90%), 01/21/30	7,950		7,983,018
Korea National Oil Corp. 144A
5.15% (SOFR+0.77%), 03/31/28	10,350		10,312,478
5.21% (SOFR+0.83%), 04/03/27	2,865		2,878,056
	Par (000’s	)	Value
South Korea (continued)
5.28% (SOFR+0.90%), 09/30/27	$2,850		$2,861,542
5.44% (SOFR+1.08%), 11/14/26	2,395		2,424,806
LG Energy Solution Ltd. 144A 6.08% (SOFR+1.70%), 04/02/30	8,000		7,916,913
NongHyup Bank 144A 5.18% (SOFR+0.80%), 07/22/27	2,925		2,931,363
			37,308,176
Spain: 1.3%
Banco Santander SA
5.50% (SOFR+1.12%), 07/15/28	19,450		19,413,162
5.75% (SOFR+1.38%), 03/14/28	10,400		10,428,951
			29,842,113
Sweden: 0.9%
Skandinaviska Enskilda Banken AB 144A 5.26% (SOFR+0.89%), 03/05/27	3,350		3,359,801
Svenska Handelsbanken AB 144A
5.02% (SOFR+0.66%), 05/28/27	3,775		3,773,194
5.62% (SOFR+1.25%), 06/15/26	2,525		2,540,783
Swedbank AB 144A
5.39% (SOFR+1.03%), 11/20/29	9,300		9,363,344
5.75% (SOFR Compound Index+1.38%), 06/15/26	2,025		2,041,198
			21,078,320
Switzerland: 0.1%
UBS Group AG 144A 5.94% (SOFR+1.58%), 05/12/26	3,059		3,059,939
United Kingdom: 10.4%
Barclays PLC
5.86% (SOFR+1.49%), 03/12/28	12,975		13,073,463
6.25% (SOFR+1.88%), 09/13/27	2,795		2,830,089
GlaxoSmithKline Capital PLC 4.87% (SOFR+0.50%), 03/12/27	5,600		5,594,506
HSBC Holdings PLC
5.40% (SOFR+1.04%), 11/19/28	13,000		12,947,167
5.40% (SOFR+1.03%), 03/03/29	18,175		18,057,765
5.65% (SOFR+1.29%), 11/19/30	13,675		13,659,654
5.66% (SOFR+1.29%), 03/03/31 †	20,000		19,989,788
5.93% (SOFR+1.57%), 08/14/27	6,474		6,533,476

See Notes to Financial Statements

32

	Par (000’s	)	Value
United Kingdom (continued)
5.94% (Term SOFR USD 3 Month+1.64%), 09/12/26	$3,675		$3,687,293
Lloyds Banking Group PLC
5.42% (SOFR Compound Index+1.06%), 11/26/28	19,425		19,387,288
5.92% (SOFR Compound Index+1.56%), 08/07/27	4,625		4,654,904
5.96% (SOFR Compound Index+1.58%), 01/05/28	2,775		2,799,536
Nationwide Building Society 144A 5.65% (SOFR+1.29%), 02/16/28	7,925		7,946,154
NatWest Group PLC
5.61% (SOFR+1.25%), 03/01/28	8,150		8,171,981
5.66% (SOFR+1.30%), 11/15/28	14,850		14,880,878
NatWest Markets PLC 144A
5.14% (SOFR+0.76%), 09/29/26	1,500		1,502,605
5.26% (SOFR+0.90%), 05/17/27	4,650		4,640,384
5.32% (SOFR+0.95%), 03/21/28	9,000		8,983,713
5.50% (SOFR+1.14%), 05/17/29	11,125		11,098,475
5.56% (SOFR+1.19%), 03/21/30	9,750		9,739,328
Rio Tinto Finance USA PLC 5.21% (SOFR Compound Index+0.84%), 03/14/28	13,125		13,143,423
Standard Chartered PLC 144A
5.53% (SOFR+1.17%), 05/14/28	12,968		12,986,818
5.62% (SOFR+1.24%), 01/21/29	12,975		12,981,143
6.31% (SOFR+1.93%), 07/06/27	4,635		4,678,167
6.39% (SOFR+2.03%), 02/08/28	10,351		10,499,406
			244,467,404
United States: 50.1%
American Express Co.
5.01% (SOFR Compound Index+0.65%), 11/04/26 †	2,405		2,400,437
5.12% (SOFR+0.76%), 02/13/26	1,575		1,578,394
5.13% (SOFR+0.75%), 04/23/27	2,875		2,877,823
5.31% (SOFR+0.93%), 07/26/28	13,341		13,394,009
5.35% (SOFR Compound Index+0.97%), 07/28/27	2,869		2,878,034
5.36% (SOFR Compound Index+1.00%), 02/16/28	8,200		8,222,898
	Par (000’s	)	Value
United States (continued)
5.40% (SOFR+1.02%), 01/30/31	$8,000		$7,956,733
5.64% (SOFR+1.26%), 04/25/29	8,950		8,997,359
5.73% (SOFR Compound Index+1.35%), 10/30/26	1,575		1,581,404
American Honda Finance Corp.
4.88% (SOFR+0.50%), 01/12/26	2,125		2,122,350
4.91% (SOFR+0.55%), 05/11/26	1,800		1,798,139
4.91% (SOFR+0.55%), 05/21/26	2,125		2,122,637
5.09% (SOFR+0.71%), 01/09/26	3,019		3,021,187
5.09% (SOFR+0.71%), 07/09/27	3,150		3,142,183
5.10% (SOFR Compound Index+0.72%), 10/05/26	2,735		2,736,372
5.10% (SOFR+0.72%), 10/22/27	3,550		3,530,011
5.14% (SOFR+0.77%), 03/12/27	2,863		2,857,965
5.18% (SOFR+0.82%), 03/03/28	10,350		10,336,123
5.30% (SOFR+0.92%), 01/12/26	1,561		1,565,778
Athene Global Funding 144A
5.21% (SOFR Compound Index+0.85%), 05/08/26 †	1,475		1,474,873
5.21% (SOFR Compound Index+0.83%), 01/07/27	3,725		3,717,581
5.32% (SOFR Compound Index+0.95%), 03/06/28	7,650		7,612,365
5.39% (SOFR Compound Index+1.03%), 08/27/26	1,975		1,978,673
5.59% (SOFR Compound Index+1.21%), 03/25/27	3,725		3,745,835
Bank of America Corp.
5.21% (SOFR+0.83%), 01/24/29	19,425		19,277,706
5.32% (Term SOFR USD 3 Month+1.02%), 09/15/26	1,570		1,568,625
5.35% (SOFR+0.97%), 07/22/27	3,697		3,702,366
5.39% (SOFR+1.01%), 01/24/31 †	12,950		12,810,595
5.41% (SOFR+1.05%), 02/04/28	12,955		13,003,815
5.72% (SOFR+1.35%), 09/15/27	4,625		4,649,922
Bank of America NA 5.38% (SOFR+1.02%), 08/18/26	2,925		2,937,396
Bank of New York Mellon Corp.

See Notes to Financial Statements

33

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
5.09% (SOFR Compound Index+0.71%), 04/20/27	$4,500		$4,510,293
5.21% (SOFR Compound Index+0.83%), 07/21/28	8,125		8,110,130
BMW US Capital LLC 144A
4.93% (SOFR Compound Index+0.55%), 04/02/26	3,425		3,419,932
5.15% (SOFR Compound Index+0.78%), 03/19/27	6,000		5,988,483
5.16% (SOFR Compound Index+0.80%), 08/13/26	3,675		3,680,277
5.28% (SOFR Compound Index+0.92%), 08/13/27	2,800		2,801,919
5.29% (SOFR Compound Index+0.92%), 03/21/28	18,125		18,086,700
Bristol-Myers Squibb Co. 4.85% (SOFR+0.49%), 02/20/26	2,625		2,625,100
Cargill, Inc. 144A 4.97% (SOFR+0.61%), 02/11/28	7,925		7,903,320
Caterpillar Financial Services Corp.
4.76% (SOFR+0.38%), 01/07/27	1,775		1,770,843
4.82% (SOFR+0.46%), 02/27/26	2,936		2,936,594
4.88% (SOFR+0.52%), 05/14/27	4,400		4,394,423
4.89% (SOFR+0.52%), 03/03/28	8,300		8,285,673
4.92% (SOFR+0.56%), 11/15/27	4,200		4,192,271
5.07% (SOFR+0.69%), 10/16/26	4,350		4,365,910
Charles Schwab Corp.
4.88% (SOFR Compound Index+0.52%), 05/13/26	2,450		2,448,231
5.42% (SOFR Compound Index+1.05%), 03/03/27	4,650		4,673,554
Chevron USA, Inc.
4.72% (SOFR Compound Index+0.36%), 02/26/27	6,950		6,936,909
4.83% (SOFR Compound Index+0.47%), 02/26/28	12,950		12,963,028
Citibank NA
4.97% (SOFR Compound Index+0.59%), 04/30/26	4,825		4,814,905
5.07% (SOFR+0.71%), 08/06/26	4,872		4,870,613
5.08% (SOFR+0.71%), 11/19/27	7,389		7,396,173
5.43% (SOFR Compound Index+1.06%), 12/04/26	2,450		2,458,185
Citigroup, Inc. 5.13% (Term SOFR USD 3 Month+0.81%), 08/25/36 †	13,600		12,004,353
	Par (000’s	)	Value
United States (continued)
5.14% (SOFR+0.77%), 06/09/27	$3,698		$3,696,221
5.65% (SOFR+1.28%), 02/24/28	12,950		13,048,624
5.81% (Term SOFR USD 3 Month+1.51%), 07/01/26	3,175		3,181,161
Consolidated Edison Co. of New York, Inc. 4.88% (SOFR Compound Index+0.52%), 11/18/27	3,328		3,319,550
Cooperatieve Rabobank UA
4.98% (SOFR Compound Index+0.62%), 08/28/26	3,650		3,654,983
4.98% (SOFR+0.60%), 01/21/28	7,800		7,748,379
5.08% (SOFR Compound Index+0.71%), 03/05/27	5,565		5,575,384
5.09% (SOFR Compound Index+0.71%), 01/09/26	3,650		3,659,463
5.27% (SOFR Compound Index+0.89%), 10/17/29	12,965		12,944,094
5.28% (SOFR Compound Index+0.90%), 10/05/26	1,475		1,482,551
Corebridge Global Funding 144A
5.13% (SOFR+0.75%), 01/07/28	2,825		2,809,162
5.68% (SOFR+1.30%), 09/25/26	1,975		1,989,676
Daimler Truck Finance North America LLC 144A
5.22% (SOFR+0.84%), 01/13/28	2,850		2,836,038
5.33% (SOFR+0.96%), 09/25/27	3,258		3,245,076
Deutsche Bank AG
5.58% (SOFR+1.22%), 11/16/27	2,800		2,785,659
5.59% (SOFR+1.21%), 01/10/29	12,950		12,854,951
Fifth Third Bank NA 5.19% (SOFR+0.81%), 01/28/28	7,950		7,888,799
Ford Motor Credit Co. LLC
5.81% (SOFR+1.45%), 11/05/26	3,350		3,290,819
6.40% (SOFR+2.03%), 03/20/28	7,550		7,410,171
7.32% (SOFR+2.95%), 03/06/26	1,475		1,483,091
General Electric Co. 4.94% (Term SOFR USD 3 Month+0.64%), 05/05/26	4,550		4,542,760
General Motors Financial Co., Inc. 5.40% (SOFR+1.04%), 02/26/27	2,787		2,758,156

See Notes to Financial Statements

34

	Par (000’s	)	Value
United States (continued)
5.43% (SOFR Compound Index+1.05%), 07/15/27	$3,715		$3,652,150
5.55% (SOFR Compound Index+1.17%), 04/04/28	7,000		6,883,867
5.67% (SOFR+1.29%), 01/07/30	8,225		7,931,498
5.71% (SOFR Compound Index+1.35%), 05/08/27	3,250		3,221,602
Georgia Power Co. 4.65% (SOFR Compound Index+0.28%), 09/15/26	2,075		2,066,532
Glencore Funding LLC 144A
5.13% (SOFR Compound Index+0.75%), 10/01/26	2,450		2,447,979
5.44% (SOFR Compound Index+1.06%), 04/04/27	3,257		3,272,540
Goldman Sachs Bank USA
5.11% (SOFR+0.75%), 05/21/27	8,075		8,059,888
5.14% (SOFR+0.77%), 03/18/27	6,950		6,933,786
Goldman Sachs Group, Inc.
5.16% (SOFR+0.79%), 12/09/26	2,669		2,669,654
5.18% (SOFR+0.81%), 03/09/27	3,816		3,818,567
5.19% (SOFR+0.82%), 09/10/27	2,875		2,875,608
5.30% (SOFR+0.92%), 10/21/27	2,876		2,870,066
5.43% (SOFR+1.06%), 08/10/26	2,525		2,529,298
5.46% (SOFR+1.08%), 01/28/31	10,725		10,652,502
5.49% (SOFR+1.12%), 02/24/28	9,429		9,439,030
5.67% (SOFR+1.29%), 04/23/28	9,750		9,787,487
5.75% (Term SOFR USD 3 Month+1.43%), 05/15/26 †	7,350		7,352,400
6.22% (SOFR+1.85%), 03/15/28	8,200		8,313,525
6.29% (Term SOFR USD 3 Month+2.01%), 10/28/27	9,499		9,655,942
Hartford Financial Services Group, Inc. 144A 6.71% (Term SOFR USD 3 Month+2.39%), 02/12/47	11,847		10,831,044
HCA, Inc. 5.24% (SOFR+0.87%), 03/01/28	7,900		7,885,916
HSBC USA, Inc. 5.33% (SOFR+0.96%), 03/04/27	4,620		4,641,122
Huntington National Bank
	Par (000’s	)	Value
United States (continued)
5.10% (SOFR+0.72%), 04/12/28	$13,025		$12,973,641
Hyundai Capital America 144A
5.30% (SOFR+0.92%), 01/07/28	6,200		6,127,795
5.40% (SOFR+1.03%), 09/24/27	5,350		5,303,650
5.41% (SOFR+1.04%), 03/19/27	4,100		4,093,771
5.41% (SOFR+1.04%), 06/24/27	8,512		8,467,726
5.73% (SOFR+1.35%), 03/27/30	11,700		11,592,227
5.88% (SOFR+1.50%), 01/08/27	3,425		3,445,380
John Deere Capital Corp.
4.81% (SOFR+0.44%), 03/06/26	3,675		3,675,175
4.87% (SOFR+0.50%), 03/06/28	12,975		12,952,960
4.94% (SOFR+0.57%), 03/03/26	1,487		1,489,773
4.97% (SOFR+0.60%), 06/11/27	3,250		3,252,954
4.98% (SOFR+0.60%), 04/19/27	3,025		3,028,853
5.06% (SOFR+0.68%), 07/15/27	3,725		3,734,001
5.16% (SOFR+0.79%), 06/08/26	1,462		1,467,794
JPMorgan Chase & Co.
5.14% (SOFR+0.77%), 09/22/27 †	4,615		4,607,338
5.18% (SOFR+0.80%), 01/24/29 †	19,428		19,418,523
5.24% (SOFR+0.86%), 10/22/28 †	12,951		12,964,174
5.26% (SOFR+0.89%), 04/22/27	4,625		4,635,389
5.30% (SOFR+0.92%), 04/22/28	19,433		19,452,674
5.31% (SOFR+0.93%), 07/22/28	19,419		19,415,886
5.55% (SOFR+1.18%), 02/24/28	19,425		19,503,569
5.58% (SOFR+1.20%), 01/23/28	12,971		13,040,876
5.58% (Term SOFR USD 3 Month+1.26%), 05/15/47	9,125		8,056,055
JPMorgan Chase Bank NA
5.00% (SOFR+0.62%), 04/29/26	1,375		1,373,173
5.37% (SOFR+1.00%), 12/08/26	4,900		4,926,852
Keurig Dr Pepper, Inc. 5.25% (SOFR Compound Index+0.88%), 03/15/27	3,250		3,259,040

See Notes to Financial Statements

35

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
Marsh & McLennan Cos, Inc. 5.06% (SOFR Compound Index+0.70%), 11/08/27	$3,050		$3,046,734
MassMutual Global Funding II 144A
5.12% (SOFR+0.74%), 04/09/27	3,245		3,240,558
5.15% (SOFR+0.77%), 01/29/27	2,800		2,805,095
5.36% (SOFR+0.98%), 07/10/26	2,450		2,464,216
Mastercard, Inc. 4.81% (SOFR Compound Index+0.44%), 03/15/28	7,950		7,934,937
Mercedes-Benz Finance North America LLC 144A
5.01% (SOFR+0.63%), 07/31/26	3,900		3,890,302
5.05% (SOFR+0.67%), 01/09/26	3,325		3,325,869
5.21% (SOFR+0.85%), 11/15/27	14,825		14,767,108
5.31% (SOFR+0.93%), 03/31/28	7,500		7,494,509
Metropolitan Life Global Funding I 144A
4.95% (SOFR Compound Index+0.57%), 04/09/26	1,551		1,551,972
5.07% (SOFR Compound Index+0.70%), 06/11/27	3,325		3,319,390
Morgan Stanley
5.40% (SOFR+1.02%), 04/13/28	26,800		26,884,321
5.76% (SOFR+1.38%), 04/12/29	9,250		9,311,973
Morgan Stanley Bank NA
5.06% (SOFR+0.69%), 10/15/27	9,500		9,467,233
5.23% (SOFR+0.86%), 05/26/28	17,450		17,424,829
5.28% (SOFR+0.90%), 01/12/29	13,450		13,397,621
5.32% (SOFR+0.94%), 07/14/28	26,900		26,903,807
5.46% (SOFR+1.08%), 01/14/28	12,100		12,130,938
5.55% (SOFR+1.17%), 10/30/26	1,800		1,811,103
National Rural Utilities Cooperative Finance Corp.
5.16% (SOFR+0.80%), 02/05/27	2,875		2,875,279
5.19% (SOFR+0.82%), 09/16/27	2,875		2,872,908
New York Life Global Funding 144A 4.77% (SOFR+0.41%), 02/05/27	4,850		4,829,283
	Par (000’s	)	Value
United States (continued)
4.85% (SOFR+0.48%), 06/09/26	$1,725		$1,725,474
4.94% (SOFR+0.58%), 08/28/26	1,475		1,477,203
4.96% (SOFR Compound Index+0.58%), 01/16/26	2,950		2,954,785
5.05% (SOFR+0.67%), 04/02/27	6,475		6,467,500
5.31% (SOFR Compound Index+0.93%), 04/02/26	1,425		1,432,210
NextEra Energy Capital Holdings, Inc.
5.14% (SOFR Compound Index+0.76%), 01/29/26 †	2,900		2,901,757
5.16% (SOFR Compound Index+0.80%), 02/04/28	12,975		12,989,101
Oracle Corp. 5.12% (SOFR+0.76%), 08/03/28	13,100		13,127,826
Pacific Life Global Funding II 144A
4.84% (SOFR+0.48%), 02/04/27	4,650		4,638,592
4.95% (SOFR+0.58%), 12/20/27	2,850		2,834,107
4.98% (SOFR+0.60%), 03/27/26	1,350		1,352,139
4.98% (SOFR+0.60%), 01/27/28	9,100		9,047,869
4.99% (SOFR+0.62%), 06/04/26	1,376		1,378,226
5.21% (SOFR+0.85%), 02/05/27	4,450		4,454,674
5.43% (SOFR Compound Index+1.05%), 07/28/26	1,450		1,459,850
PayPal Holdings, Inc. 5.04% (SOFR+0.67%), 03/06/28	11,800		11,806,342
PepsiCo, Inc. 4.76% (SOFR Compound Index+0.40%), 02/13/26	1,725		1,727,809
Pinnacle West Capital Corp. 5.19% (SOFR+0.82%), 06/10/26	1,825		1,824,696
PNC Bank NA 4.88% (SOFR+0.50%), 01/15/27	4,650		4,646,116
Protective Life Global Funding 144A
4.88% (SOFR+0.50%), 07/22/26	1,725		1,721,463
5.08% (SOFR+0.70%), 04/10/26	1,475		1,476,061
Public Storage Operating Co. 5.08% (SOFR Compound Index+0.70%), 04/16/27	6,521		6,485,745
Roche Holdings, Inc. 144A

See Notes to Financial Statements

36

	Par (000’s	)	Value
United States (continued)
5.10% (SOFR+0.74%), 11/13/26	$1,525		$1,527,473
Santander Holdings USA, Inc. 5.98% (SOFR+1.61%), 03/20/29	10,525		10,561,272
Standard Chartered Bank 5.03% (SOFR+0.65%), 10/08/26	1,475		1,474,119
State Street Bank & Trust Co. 4.83% (SOFR+0.46%), 11/25/26	1,375		1,373,862
State Street Corp.
5.02% (SOFR+0.64%), 10/22/27	2,875		2,865,370
5.21% (SOFR+0.84%), 08/03/26	1,575		1,575,185
5.33% (SOFR+0.95%), 04/24/28	7,800		7,818,257
Toyota Motor Credit Corp.
4.81% (SOFR+0.45%), 05/15/26 †	3,676		3,672,440
4.83% (SOFR Compound Index+0.45%), 04/10/26	4,890		4,885,399
4.85% (SOFR+0.47%), 01/08/27	3,725		3,712,035
5.02% (SOFR+0.65%), 03/19/27	4,175		4,176,174
5.03% (SOFR+0.65%), 01/05/26	2,450		2,451,963
5.13% (SOFR+0.77%), 08/07/26	3,675		3,682,323
5.25% (SOFR Compound Index+0.89%), 05/18/26	1,489		1,493,832
UnitedHealth Group, Inc. 4.88% (SOFR+0.50%), 07/15/26	2,600		2,597,605
US Bank NA 5.07% (SOFR+0.69%), 10/22/27	4,800		4,784,473
	Par (000’s	)	Value
United States (continued)
Volkswagen Group of America Finance LLC 144A
5.20% (SOFR+0.83%), 03/20/26 †	$3,175		$3,174,877
5.42% (SOFR+1.06%), 08/14/26	1,975		1,975,357
5.44% (SOFR+1.06%), 03/25/27	2,800		2,787,092
Wells Fargo & Co.
5.16% (SOFR+0.78%), 01/24/28	18,300		18,215,392
5.45% (SOFR+1.07%), 04/22/28	27,775		27,871,259
5.75% (SOFR+1.37%), 04/23/29	9,250		9,314,877
Wells Fargo Bank NA
5.09% (SOFR+0.71%), 01/15/26	2,370		2,373,871
5.42% (SOFR+1.06%), 08/07/26	2,100		2,107,697
5.44% (SOFR+1.07%), 12/11/26	5,246		5,277,075
			1,174,922,236
Total Floating Rate Notes (Cost: $2,328,313,313)			2,322,427,218

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $2,2 10,142)
State Street Navigator Securities Lending Government Money Market Portfolio	2,210,142		2,210,142
Total Investments: 99.2% (Cost: $2,330,523,455)			2,324,637,360
Other assets less liabilities: 0.8%			19,699,234
NET ASSETS: 100.0%			$2,344,336,594

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $17,111,361.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $831,664,477, or 35.5% of net assets.

See Notes to Financial Statements

37

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes *	$—	$2,322,427,218	$—	$2,322,427,218
Money Market Fund	2,210,142	—	—	2,210,142
Total Investments	$2,210,142	$2,322,427,218	$—	$2,324,637,360

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

38

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
CORPORATE BONDS: 98.2%
Canada: 5.7%
Alimentation Couche-Tard, Inc. 144A 3.80%, 01/25/50	$75		$52,424
Bank of Montreal
7.30% (US Treasury Yield Curve Rate T 5 Year+3.01%), 11/26/84	25		24,631
7.70% (US Treasury Yield Curve Rate T 5 Year+3.45%), 05/26/84	25		25,510
Bank of Nova Scotia
4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	25		23,101
7.35% (US Treasury Yield Curve Rate T 5 Year+2.90%), 04/27/85	25		24,799
Canadian Natural Resources Ltd. 144A 5.40%, 12/15/34	25		24,269
Canadian Pacific Railway Co. 1.75%, 12/02/26	25		24,014
Enbridge, Inc.
2.50%, 08/01/33	25		20,394
3.12%, 11/15/29	75		70,210
5.62%, 04/05/34	50		50,599
5.70%, 03/08/33	25		25,524
5.90%, 11/15/26	25		25,485
8.50% (US Treasury Yield Curve Rate T 5 Year+4.43%), 01/15/84	25		27,010
Fortis, Inc. 3.06%, 10/04/26	25		24,464
GFL Environmental, Inc. 144A 3.50%, 09/01/28	25		23,728
Toronto-Dominion Bank 7.25% (US Treasury Yield Curve Rate T 5 Year+2.98%), 07/31/84 †	25		24,898
			491,060
France: 7.4%
BNP Paribas SA 144A
2.82%, 01/26/41	50		34,394
4.38%, 05/12/26	25		24,847
5.91% (SOFR+1.92%), 11/19/35	50		49,198
Credit Agricole SA 144A 6.25% (SOFR+2.67%), 01/10/35	50		50,999
Danone SA 144A 2.95%, 11/02/26	50		49,029
Societe Generale SA 144A 1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	50		48,379
	Par (000’s	)	Value
France (continued)
2.80% (US Treasury Yield Curve Rate T 1 Year+1.30%), 01/19/28	$50		$48,247
2.89% (US Treasury Yield Curve Rate T 1 Year+1.30%), 06/09/32	25		21,687
3.00%, 01/22/30	75		69,109
3.34% (US Treasury Yield Curve Rate T 1 Year+1.60%), 01/21/33	50		43,677
3.62%, 03/01/41	75		52,356
4.03% (US Treasury Yield Curve Rate T 1 Year+1.90%), 01/21/43	25		18,118
4.25%, 08/19/26	100		99,189
6.07% (US Treasury Yield Curve Rate T 1 Year+2.10%), 01/19/35	25		25,356
			634,585
Italy: 2.7%
Enel Finance International NV 144A 3.50%, 04/06/28	50		48,566
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33	25		26,852
7.20%, 11/28/33	50		55,473
7.80%, 11/28/53	50		56,461
UniCredit SpA 144A 3.13% (US Treasury Yield Curve Rate T 1 Year+1.55%), 06/03/32	50		44,799
			232,151
Mexico: 0.7%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	50		34,890
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	25		23,886
			58,776
Netherlands: 1.9%
Deutsche Telekom International Finance BV 8.75%, 06/15/30	75		88,273
Deutsche Telekom International Finance BV 144A 4.38%, 06/21/28	25		25,062
Enel Finance International NV 144A 1.62%, 07/12/26	25		24,166
Prosus NV 144A 3.26%, 01/19/27	25		24,386
			161,887
Norway: 0.3%
Var Energi ASA 144A 8.00%, 11/15/32	25		27,253

See Notes to Financial Statements

39

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Poland: 0.3%
ORLEN SA 144A 6.00%, 01/30/35	$25		$25,303
United Arab Emirates: 0.3%
Ruwais Power Co. PJSC 144A 6.00%, 08/31/36	25		25,910
United Kingdom: 0.3%
HSBC Holdings PLC 6.50%, 09/15/37	25		25,948
United States: 78.6%
Altria Group, Inc.
2.45%, 02/04/32	75		63,621
3.40%, 02/04/41	25		18,007
4.25%, 08/09/42	50		39,613
4.80%, 02/14/29	75		75,477
5.80%, 02/14/39	50		49,591
5.95%, 02/14/49 †	25		24,262
Ares Capital Corp.
2.15%, 07/15/26	25		24,116
5.88%, 03/01/29	25		25,180
7.00%, 01/15/27	50		51,401
AT&T, Inc. 3.85%, 06/01/60	75		51,119
Athene Holding Ltd. 6.25%, 04/01/54	25		24,262
Berry Global, Inc.
5.65%, 01/15/34	25		25,209
5.80%, 06/15/31	25		26,044
Blue Owl Capital Corp. 3.40%, 07/15/26	50		48,616
Brighthouse Financial, Inc. 4.70%, 06/22/47	25		18,610
Campbell Soup Co. 5.40%, 03/21/34 †	50		50,436
Capital One Financial Corp.
6.05% (SOFR+2.26%), 02/01/35	75		76,710
6.18% (SOFR+2.04%), 01/30/36	50		49,397
6.38% (SOFR+2.86%), 06/08/34	50		52,184
Centene Corp.
2.45%, 07/15/28	25		23,002
2.50%, 03/01/31	25		21,220
2.62%, 08/01/31	75		63,405
3.00%, 10/15/30	25		21,979
3.38%, 02/15/30	75		68,376
4.62%, 12/15/29	75		72,378
CF Industries, Inc. 144A 4.50%, 12/01/26	25		24,968
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/29	25		22,689
2.30%, 02/01/32	50		40,666
2.80%, 04/01/31	25		21,719
3.85%, 04/01/61	50		29,625
	Par (000’s	)	Value
United States (continued)
5.05%, 03/30/29	$50		$49,952
5.12%, 07/01/49	20		15,594
5.38%, 04/01/38	50		45,229
5.38%, 05/01/47	75		60,905
6.48%, 10/23/45	100		93,216
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	25		23,910
5.12%, 06/30/27	25		25,285
Cigna Group
3.40%, 03/15/50	25		16,685
3.88%, 10/15/47	50		36,935
Citigroup, Inc.
5.83% (SOFR+2.06%), 02/13/35	50		49,723
6.02% (SOFR+1.83%), 01/24/36	75		75,246
Conagra Brands, Inc.
4.85%, 11/01/28	25		25,173
5.30%, 11/01/38	50		47,354
Constellation Brands, Inc. 2.25%, 08/01/31	50		42,817
Equinix, Inc.
2.15%, 07/15/30	25		22,123
2.50%, 05/15/31	25		21,908
3.20%, 11/18/29	25		23,535
3.90%, 04/15/32	25		23,415
Everest Reinsurance Holdings, Inc. 3.12%, 10/15/52	25		15,157
Expand Energy Corp. 4.75%, 02/01/32	25		23,480
Expand Energy Corp. 144A 6.75%, 04/15/29	25		25,206
Fiserv, Inc.
2.25%, 06/01/27	25		23,929
2.65%, 06/01/30	75		67,769
3.20%, 07/01/26	125		123,365
4.20%, 10/01/28	50		49,584
4.40%, 07/01/49	50		39,316
5.45%, 03/15/34	25		25,109
5.62%, 08/21/33	25		25,479
Fortive Corp. 3.15%, 06/15/26	25		24,578
General Mills, Inc.
2.88%, 04/15/30	50		46,192
3.20%, 02/10/27	50		49,099
4.95%, 03/29/33	25		24,867
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/29	25		25,002
5.62%, 09/15/34	25		24,466
Haleon US Capital LLC 3.38%, 03/24/29	75		72,176
HCA, Inc.
4.12%, 06/15/29	50		48,657
5.12%, 06/15/39	75		69,224
5.25%, 06/15/26	50		50,146

See Notes to Financial Statements

40

	Par (000’s	)	Value
United States (continued)
5.25%, 06/15/49	$75		$65,129
International Flavors & Fragrances, Inc. 5.00%, 09/26/48	50		41,651
International Flavors & Fragrances, Inc. 144A
1.83%, 10/15/27	50		46,726
2.30%, 11/01/30	25		21,768
IQVIA, Inc. 6.25%, 02/01/29	25		26,001
ITC Holdings Corp. 144A 4.95%, 09/22/27	25		25,230
J M Smucker Co.
6.20%, 11/15/33	25		26,682
6.50%, 11/15/43	25		26,516
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50	25		18,202
3.95%, 04/15/29	25		24,463
4.05%, 04/15/32	50		47,737
4.50%, 04/15/52	25		20,441
5.10%, 03/15/27	25		25,317
Kraft Heinz Foods Co.
3.00%, 06/01/26	75		73,859
5.00%, 06/04/42	50		45,296
5.20%, 07/15/45	50		45,358
6.88%, 01/26/39	25		27,699
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	50		56,835
Kroger Co.
2.65%, 10/15/26	50		48,756
4.45%, 02/01/47	100		81,517
Lowe’s Cos, Inc. 2.62%, 04/01/31	100		89,281
LPL Holdings, Inc. 144A 4.00%, 03/15/29	25		24,076
Marriott International, Inc. 2.85%, 04/15/31	25		22,367
McCormick & Co., Inc. 3.40%, 08/15/27	25		24,546
McDonald’s Corp.
2.12%, 03/01/30	150		135,222
3.50%, 07/01/27	50		49,325
3.62%, 09/01/49	50		35,974
4.88%, 12/09/45	50		44,549
6.30%, 10/15/37	50		54,437
MetLife, Inc. 144A 9.25%, 04/08/38	25		29,019
Molson Coors Beverage Co. 3.00%, 07/15/26	50		49,190
Mondelez International, Inc.
2.62%, 09/04/50	75		44,262
3.00%, 03/17/32	25		22,299
MPLX LP
4.80%, 02/15/29	25		25,029
4.95%, 09/01/32	25		24,300
News Corp. 144A 3.88%, 05/15/29	25		23,552
NRG Energy, Inc. 144A
	Par (000’s	)	Value
United States (continued)
2.45%, 12/02/27	$25		$23,575
Oracle Corp.
3.60%, 04/01/40	75		58,502
3.80%, 11/15/37	50		41,783
3.85%, 07/15/36	25		21,534
3.85%, 04/01/60	25		16,745
3.95%, 03/25/51	50		36,143
4.00%, 07/15/46	50		37,569
4.10%, 03/25/61	50		35,069
4.38%, 05/15/55	50		37,982
5.38%, 07/15/40	100		94,935
5.50%, 09/27/64	25		22,207
6.12%, 07/08/39	25		25,857
O’Reilly Automotive, Inc. 3.60%, 09/01/27	25		24,603
Pacific Gas and Electric Co.
2.10%, 08/01/27	75		70,654
2.50%, 02/01/31	75		64,776
3.25%, 06/01/31	50		44,631
3.50%, 08/01/50	50		32,029
3.75%, 07/01/28	50		48,447
4.50%, 07/01/40	75		62,238
4.95%, 07/01/50	75		60,503
6.75%, 01/15/53	25		25,205
Pernod Ricard International Finance LLC 144A 1.62%, 04/01/31	25		20,680
Roper Technologies, Inc. 4.20%, 09/15/28	25		24,819
Sherwin-Williams Co. 3.45%, 06/01/27	50		49,151
South Bow USA Infrastructure Holdings LLC 144A
5.03%, 10/01/29	25		24,807
5.58%, 10/01/34	25		24,190
Sprint Capital Corp.
6.88%, 11/15/28	75		80,240
8.75%, 03/15/32	25		30,020
Sysco Corp. 3.30%, 07/15/26	25		24,664
Time Warner Cable LLC
4.50%, 09/15/42	25		18,747
7.30%, 07/01/38	25		26,111
T-Mobile USA, Inc.
2.05%, 02/15/28	50		47,027
2.55%, 02/15/31	50		44,382
3.00%, 02/15/41	25		17,902
3.30%, 02/15/51	25		16,439
3.38%, 04/15/29	75		71,500
3.40%, 10/15/52	50		33,208
3.75%, 04/15/27	50		49,472
3.88%, 04/15/30	60		57,913
4.38%, 04/15/40	75		65,523
4.75%, 02/01/28	25		25,032
Tyson Foods, Inc.
4.55%, 06/02/47	100		81,605
5.10%, 09/28/48	25		22,186

See Notes to Financial Statements

41

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
United Rentals North America, Inc. 144A 6.00%, 12/15/29	$25		$25,342
Verizon Communications, Inc.
1.75%, 01/20/31	25		21,411
2.35%, 03/15/32	50		42,694
2.55%, 03/21/31	150		133,609
2.99%, 10/30/56	25		14,871
3.88%, 02/08/29	25		24,599
4.33%, 09/21/28	125		125,446
VICI Properties LP / VICI Note Co., Inc. 144A
3.75%, 02/15/27	50		49,122
4.25%, 12/01/26	25		24,760
4.62%, 12/01/29	50		48,620
Vistra Operations Co. LLC 144A
4.30%, 07/15/29	25		24,462
6.95%, 10/15/33	50		53,725
VMware LLC 1.80%, 08/15/28	25		22,858
Westinghouse Air Brake Technologies Corp.
	Par (000’s	)	Value
United States (continued)
3.45%, 11/15/26	$25		$24,646
4.70%, 09/15/28	25		25,084
Weyerhaeuser Co. 4.75%, 05/15/26	50		50,078
WMG Acquisition Corp. 144A 3.00%, 02/15/31	25		22,313
			6,722,544
Total Corporate Bonds (Cost: $8,549,445)			8,405,417

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $22,925)
State Street Navigator Securities Lending Government Money Market Portfolio	22,925		22,925
Total Investments: 98.5% (Cost: $8,572,370)			8,428,342
Other assets less liabilities: 1.5%			126,703
NET ASSETS: 100.0%			$8,555,045

Definitions:

SOFR	Secured Overnight Financing Rate

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $88,653.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,796,989, or 21.0% of net assets.

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$8,405,417	$—	$8,405,417
Money Market Fund	22,925	—	—	22,925
Total Investments	$22,925	$8,405,417	$—	$8,428,342

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

42

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2025

	Par (000’s	)	Value
CORPORATE BONDS: 98.0%
Canada: 5.8%
Alimentation Couche-Tard, Inc. 144A
3.55%, 07/26/27	$50		$48,976
3.80%, 01/25/50	25		17,475
5.27%, 02/12/34	30		29,655
Bank of Montreal
7.30% (US Treasury Yield Curve Rate T 5 Year+3.01%), 11/26/84	50		49,261
7.70% (US Treasury Yield Curve Rate T 5 Year+3.45%), 05/26/84	25		25,510
Bank of Nova Scotia
1.30%, 09/15/26	75		72,029
1.35%, 06/24/26	60		58,046
2.45%, 02/02/32	100		85,862
4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	25		23,100
8.00% (US Treasury Yield Curve Rate T 5 Year+4.02%), 01/27/84 †	25		25,643
Brookfield Finance, Inc. 3.50%, 03/30/51	25		16,526
Canadian Imperial Bank of Commerce 5.24%, 06/28/27	50		50,901
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25		25,203
Canadian Pacific Railway Co. 1.75%, 12/02/26	25		24,014
Element Fleet Management Corp. 144A 6.27%, 06/26/26	25		25,434
Enbridge, Inc.
2.50%, 08/01/33	50		40,788
3.12%, 11/15/29	25		23,403
4.25%, 12/01/26	25		24,919
5.70%, 03/08/33	100		102,097
6.00%, 11/15/28	25		26,170
8.50% (US Treasury Yield Curve Rate T 5 Year+4.43%), 01/15/84	50		54,019
Fortis, Inc. 3.06%, 10/04/26	50		48,928
Royal Bank of Canada
5.15%, 02/01/34 †	75		76,103
6.35% (US Treasury Yield Curve Rate T 5 Year+2.26%), 11/24/84	25		22,999
Toronto-Dominion Bank
1.20%, 06/03/26	75		72,584
2.80%, 03/10/27	25		24,328
4.11%, 06/08/27	50		49,843
5.16%, 01/10/28	65		66,386
	Par (000’s	)	Value
Canada (continued)
7.25% (US Treasury Yield Curve Rate T 5 Year+2.98%), 07/31/84 † $	25		$24,898
			1,235,100
Denmark: 0.3%
Danske Bank A/S 144A
1.55% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/10/27	25		24,035
5.43% (US Treasury Yield Curve Rate T 1 Year+0.95%), 03/01/28	50		50,834
			74,869
France: 6.7%
BNP Paribas SA 144A
4.38%, 05/12/26	50		49,695
5.12% (US Treasury Yield Curve Rate T 1 Year+1.45%), 01/13/29	175		177,690
5.18% (SOFR+1.52%), 01/09/30	50		50,707
5.33% (US Treasury Yield Curve Rate T 1 Year+1.50%), 06/12/29	50		51,020
5.89% (SOFR+1.87%), 12/05/34	150		156,987
5.91% (SOFR+1.92%), 11/19/35	25		24,599
Credit Agricole SA 144A
5.13%, 03/11/27	50		50,825
5.37%, 03/11/34	25		25,456
5.51%, 07/05/33	50		51,452
5.59%, 07/05/26	75		76,031
Danone SA 144A 2.95%, 11/02/26	75		73,543
Societe Generale SA 144A
1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	100		96,758
3.00%, 01/22/30	100		92,145
3.34% (US Treasury Yield Curve Rate T 1 Year+1.60%), 01/21/33	50		43,677
4.68%, 06/15/27	100		100,553
5.25%, 02/19/27	125		126,038
6.07% (US Treasury Yield Curve Rate T 1 Year+2.10%), 01/19/35	25		25,356
6.22% (US Treasury Yield Curve Rate T 1 Year+3.20%), 06/15/33	50		50,809
6.69% (US Treasury Yield Curve Rate T 1 Year+2.95%), 01/10/34	75		79,122
7.13% (US Treasury Yield Curve Rate T 1 Year+2.95%), 01/19/55	25		24,441
			1,426,904

See Notes to Financial Statements

43

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Italy: 1.3%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 †	$50		$53,705
7.20%, 11/28/33	50		55,473
7.80%, 11/28/53	75		84,692
UniCredit SpA 144A
1.98% (US Treasury Yield Curve Rate T 1 Year+1.20%), 06/03/27	50		48,456
3.13% (US Treasury Yield Curve Rate T 1 Year+1.55%), 06/03/32	50		44,799
			287,125
Mexico: 0.2%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	25		17,445
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	25		23,886
			41,331
Netherlands: 0.9%
Deutsche Telekom International Finance BV 144A 3.60%, 01/19/27	75		74,099
Enel Finance International NV 144A
1.62%, 07/12/26	65		62,832
2.12%, 07/12/28 †	25		23,202
Prosus NV 144A 3.26%, 01/19/27	25		24,385
			184,518
Norway: 0.5%
DNB Bank ASA 144A 4.85% (SOFR+1.05%), 11/05/30	50		50,522
Var Energi ASA 144A 8.00%, 11/15/32	50		54,507
			105,029
Poland: 0.4%
ORLEN SA 144A 6.00%, 01/30/35	75		75,908
Saudi Arabia: 3.0%
Saudi Arabian Oil Co. 144A
2.25%, 11/24/30	140		123,284
3.25%, 11/24/50	50		32,122
3.50%, 04/16/29	125		119,941
3.50%, 11/24/70	50		30,036
4.25%, 04/16/39	125		107,793
4.38%, 04/16/49	100		79,146
5.25%, 07/17/34	50		50,439
5.75%, 07/17/54	85		79,603
5.88%, 07/17/64	25		23,066
			645,430
Spain: 1.9%
Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/29	25		25,671
	Par (000’s	)	Value
Spain (continued)
Banco Santander SA
5.37% (US Treasury Yield Curve Rate T 1 Year+0.95%), 07/15/28	$50		$50,969
5.44%, 07/15/31	75		77,472
5.59%, 08/08/28	100		103,160
6.53% (US Treasury Yield Curve Rate T 1 Year+1.65%), 11/07/27	25		25,734
6.94%, 11/07/33	100		112,451
			395,457
Sweden: 0.3%
Svenska Handelsbanken AB 144A 3.95%, 06/10/27	25		24,905
Swedbank AB 144A
1.54%, 11/16/26	25		24,008
5.47%, 06/15/26	25		25,349
			74,262
Switzerland: 1.3%
UBS Group AG 144A
2.75% (US Treasury Yield Curve Rate T 1 Year+1.10%), 02/11/33	75		64,225
3.09% (SOFR+1.73%), 05/14/32	175		156,753
4.70% (US Treasury Yield Curve Rate T 1 Year+2.05%), 08/05/27	50		50,001
			270,979
United Arab Emirates: 0.6%
Abu Dhabi Crude Oil Pipeline LLC 144A 4.60%, 11/02/47	125		110,963
Ruwais Power Co. PJSC 144A 6.00%, 08/31/36	25		25,910
			136,873
United Kingdom: 0.4%
Barclays PLC 3.33% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/42	50		35,924
Credit Agricole SA 144A 5.30%, 07/12/28	50		51,242
			87,166
United States: 74.4%
AIG SunAmerica Global Financing X 144A 6.90%, 03/15/32	25		27,426
Altria Group, Inc.
2.45%, 02/04/32	75		63,621
3.40%, 05/06/30	25		23,520
3.40%, 02/04/41	75		54,020
4.25%, 08/09/42	100		79,225
4.80%, 02/14/29	225		226,431
5.38%, 01/31/44	25		23,239
5.80%, 02/14/39	25		24,796
5.95%, 02/14/49 †	60		58,229
Apple, Inc.

See Notes to Financial Statements

44

	Par (000’s	)	Value
United States (continued)
1.40%, 08/05/28	$75		$69,374
2.05%, 09/11/26	50		48,784
2.45%, 08/04/26	50		49,129
2.65%, 05/11/50	75		46,780
2.65%, 02/08/51	75		46,451
2.85%, 08/05/61	75		44,972
2.95%, 09/11/49	50		33,458
3.20%, 05/11/27	125		123,553
3.35%, 02/09/27	50		49,601
3.85%, 05/04/43	125		103,708
4.10%, 08/08/62	50		39,620
Ares Capital Corp.
2.15%, 07/15/26	25		24,116
2.88%, 06/15/28	50		46,431
7.00%, 01/15/27	50		51,401
AT&T, Inc.
3.80%, 12/01/57	275		189,506
3.85%, 06/01/60	50		34,079
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	25		14,894
3.70%, 07/15/30	50		48,361
3.80%, 07/15/48	25		18,219
4.25%, 10/15/50	25		19,394
4.45%, 01/15/49	50		40,386
4.60%, 05/01/53	100		81,773
5.15%, 11/15/43	25		23,322
6.12%, 04/01/36	75		79,126
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	100		59,221
2.85%, 10/15/50 †	125		79,495
3.85%, 03/15/52	125		95,662
4.20%, 08/15/48	150		124,400
4.25%, 01/15/49	50		41,929
Berry Global, Inc.
5.65%, 01/15/34	25		25,209
5.80%, 06/15/31	50		52,088
Berry Global, Inc. 144A 4.88%, 07/15/26	25		24,965
Blue Owl Capital Corp. 3.40%, 07/15/26	50		48,616
Cameron LNG LLC 144A
2.90%, 07/15/31	50		44,599
3.70%, 01/15/39	50		41,984
Campbell Soup Co. 5.40%, 03/21/34 †	50		50,436
Capital One Financial Corp.
6.05% (SOFR+2.26%), 02/01/35	50		51,140
6.18% (SOFR+2.04%), 01/30/36	80		79,035
6.38% (SOFR+2.86%), 06/08/34	50		52,184
Centene Corp.
2.45%, 07/15/28	150		138,015
3.00%, 10/15/30	175		153,852
3.38%, 02/15/30	50		45,584
	Par (000’s	)	Value
United States (continued)
4.25%, 12/15/27	$75		$73,345
4.62%, 12/15/29	150		144,757
CF Industries, Inc. 144A 4.50%, 12/01/26	25		24,968
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/31	25		21,719
3.50%, 03/01/42 †	30		20,144
3.75%, 02/15/28	25		24,282
3.85%, 04/01/61	75		44,437
4.40%, 12/01/61	45		29,253
4.80%, 03/01/50	11		8,200
5.05%, 03/30/29	50		49,952
5.38%, 04/01/38	50		45,229
5.38%, 05/01/47	25		20,302
5.50%, 04/01/63	25		19,658
5.75%, 04/01/48	50		42,726
6.48%, 10/23/45	85		79,234
6.65%, 02/01/34	25		25,891
Cheniere Corpus Christi Holdings LLC 5.12%, 06/30/27 †	75		75,855
Chubb INA Holdings LLC 3.35%, 05/03/26	50		49,510
Cintas Corp. No 2 3.70%, 04/01/27	50		49,544
Citigroup, Inc. 6.02% (SOFR+1.83%), 01/24/36	100		100,328
Coca-Cola Co.
1.38%, 03/15/31	100		85,207
1.50%, 03/05/28	25		23,469
1.65%, 06/01/30	50		44,157
2.50%, 06/01/40	50		36,113
2.88%, 05/05/41	25		18,549
3.45%, 03/25/30	100		97,135
4.65%, 08/14/34	50		50,006
5.40%, 05/13/64	75		72,820
Conagra Brands, Inc.
1.38%, 11/01/27	25		23,085
4.85%, 11/01/28	25		25,173
5.30%, 11/01/38	100		94,708
Constellation Brands, Inc.
2.25%, 08/01/31	50		42,817
3.15%, 08/01/29	50		47,096
Costco Wholesale Corp.
1.38%, 06/20/27 †	50		47,562
1.60%, 04/20/30 †	50		44,334
Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC 144A 6.62%, 07/15/30	25		25,088
Deutsche Bank AG
5.41%, 05/10/29 †	55		56,685
7.08% (SOFR+3.65%), 02/10/34	50		52,250

See Notes to Financial Statements

45

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
Duke Energy Carolinas LLC
3.20%, 08/15/49	$25		$16,633
4.95%, 01/15/33	75		75,465
5.30%, 02/15/40	75		73,953
5.35%, 01/15/53 †	50		47,039
Duke Energy Progress LLC 5.05%, 03/15/35	25		24,935
Entergy Louisiana LLC 4.20%, 09/01/48	75		59,132
Equinix, Inc. 3.20%, 11/18/29	100		94,141
Expand Energy Corp. 144A 6.75%, 04/15/29	60		60,494
Fiserv, Inc.
2.25%, 06/01/27	200		191,435
2.65%, 06/01/30 †	25		22,590
3.20%, 07/01/26	25		24,673
3.50%, 07/01/29	50		47,673
4.20%, 10/01/28	75		74,377
5.15%, 08/12/34 †	25		24,588
5.45%, 03/15/34	100		100,436
5.60%, 03/02/33	25		25,480
5.62%, 08/21/33	50		50,959
Florida Power & Light Co.
3.15%, 10/01/49	75		50,366
3.95%, 03/01/48	75		58,989
4.80%, 05/15/33	25		24,899
5.05%, 04/01/28	100		102,636
5.30%, 06/15/34	50		51,313
Gartner, Inc. 144A 3.75%, 10/01/30	25		23,037
General Mills, Inc.
2.88%, 04/15/30	75		69,288
3.20%, 02/10/27	25		24,549
4.20%, 04/17/28	50		49,881
4.95%, 03/29/33	25		24,867
5.25%, 01/30/35	25		24,990
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/32	65		56,063
5.30%, 01/15/29	50		50,005
HCA, Inc.
2.38%, 07/15/31	125		106,947
4.12%, 06/15/29	25		24,328
4.50%, 02/15/27	100		99,820
5.12%, 06/15/39	75		69,224
5.25%, 06/15/26	25		25,073
5.25%, 06/15/49 †	25		21,710
5.50%, 06/15/47	75		68,167
Home Depot, Inc.
2.70%, 04/15/30	50		46,409
5.95%, 04/01/41 †	100		104,769
International Flavors & Fragrances, Inc. 144A
1.83%, 10/15/27	50		46,726
3.27%, 11/15/40	50		35,943
3.47%, 12/01/50	75		48,344
IQVIA, Inc.
	Par (000’s	)	Value
United States (continued)
6.25%, 02/01/29	$50		$52,002
ITC Holdings Corp. 144A 4.95%, 09/22/27	25		25,230
Jackson National Life Global Funding 144A 5.55%, 07/02/27	25		25,529
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50	75		54,605
3.95%, 04/15/29	50		48,927
4.05%, 04/15/32 †	50		47,737
4.60%, 05/25/28	75		75,393
Kraft Heinz Foods Co.
3.00%, 06/01/26	75		73,859
4.38%, 06/01/46	100		81,074
5.00%, 06/04/42	120		108,711
5.20%, 07/15/45	100		90,715
6.88%, 01/26/39	25		27,699
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	50		56,835
Kroger Co.
5.00%, 09/15/34	75		73,540
5.65%, 09/15/64	75		69,723
Lowe’s Cos, Inc.
3.00%, 10/15/50	125		76,383
4.45%, 04/01/62	25		18,968
Marriott International, Inc. 3.12%, 06/15/26	25		24,633
Mastercard, Inc.
2.95%, 11/21/26	100		98,536
2.95%, 06/01/29	75		71,802
3.30%, 03/26/27	75		74,206
4.35%, 01/15/32	50		49,515
4.55%, 01/15/35	50		48,875
4.88%, 03/09/28	25		25,660
McCormick & Co., Inc. 3.40%, 08/15/27	25		24,546
McDonald’s Corp.
2.12%, 03/01/30	75		67,611
2.62%, 09/01/29	40		37,415
3.50%, 03/01/27	50		49,382
3.60%, 07/01/30 †	25		24,090
3.62%, 09/01/49	50		35,973
3.80%, 04/01/28	75		74,383
4.45%, 03/01/47	25		20,845
4.70%, 12/09/35	75		72,970
4.88%, 12/09/45	100		89,097
4.95%, 03/03/35	25		24,815
6.30%, 10/15/37	25		27,218
MetLife, Inc. 144A 9.25%, 04/08/38	25		29,018
Metropolitan Life Global Funding I 144A
1.55%, 01/07/31	50		42,481
4.85%, 01/08/29 †	75		76,403
5.15%, 03/28/33	50		50,489
Mondelez International, Inc.
2.62%, 03/17/27	50		48,482
2.62%, 09/04/50	25		14,754

See Notes to Financial Statements

46

	Par (000’s	)	Value
United States (continued)
2.75%, 04/13/30	$25		$22,993
3.00%, 03/17/32 †	25		22,299
Nestle Holdings, Inc. 144A
1.00%, 09/15/27	70		65,399
3.62%, 09/24/28	50		49,410
5.00%, 03/14/28	50		51,419
News Corp. 144A 3.88%, 05/15/29	25		23,552
NRG Energy, Inc. 144A 2.45%, 12/02/27	25		23,575
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52	50		44,126
5.65%, 11/15/33	25		25,994
Oracle Corp.
2.95%, 04/01/30 †	25		23,120
3.65%, 03/25/41	130		99,426
3.80%, 11/15/37	35		29,248
3.85%, 07/15/36	75		64,601
3.85%, 04/01/60 †	75		50,235
4.12%, 05/15/45	100		77,676
4.30%, 07/08/34	75		69,618
4.38%, 05/15/55	50		37,982
5.38%, 07/15/40	125		118,669
6.50%, 04/15/38	50		53,479
O’Reilly Automotive, Inc. 3.60%, 09/01/27	25		24,603
Pacific Gas and Electric Co.
2.50%, 02/01/31	25		21,592
3.00%, 06/15/28	25		23,675
3.25%, 06/01/31	75		66,946
3.30%, 08/01/40	50		36,133
3.50%, 08/01/50 †	50		32,029
3.75%, 07/01/28	25		24,224
4.50%, 07/01/40	50		41,492
4.95%, 07/01/50	75		60,503
5.55%, 05/15/29	59		59,983
5.70%, 03/01/35	20		19,734
6.10%, 01/15/29	35		36,189
6.15%, 01/15/33	60		61,234
6.15%, 03/01/55	25		23,463
6.75%, 01/15/53	75		75,614
6.95%, 03/15/34 †	50		53,665
PepsiCo, Inc.
1.62%, 05/01/30	50		44,095
2.38%, 10/06/26	50		48,955
2.62%, 07/29/29	100		94,284
2.62%, 10/21/41	50		35,185
2.75%, 03/19/30	75		70,126
2.75%, 10/21/51 †	75		46,627
2.88%, 10/15/49	50		32,540
3.60%, 02/18/28	25		24,840
3.62%, 03/19/50	45		33,539
4.45%, 04/14/46	50		43,538
5.00%, 02/07/35	75		75,783
Philip Morris International, Inc.
0.88%, 05/01/26	25		24,181
	Par (000’s	)	Value
United States (continued)
3.38%, 08/15/29	$75		$72,022
4.38%, 11/15/41	90		77,151
5.12%, 02/15/30	125		128,281
5.12%, 02/13/31	25		25,647
5.38%, 02/15/33	25		25,610
5.62%, 11/17/29	50		52,428
5.75%, 11/17/32	50		52,479
Pioneer Natural Resources Co. 2.15%, 01/15/31	25		21,946
Procter & Gamble Co. 2.45%, 11/03/26	25		24,507
Public Service Co. of Colorado 1.88%, 06/15/31	75		63,684
Republic Services, Inc.
1.75%, 02/15/32	80		66,472
3.95%, 05/15/28	50		49,724
Roper Technologies, Inc. 4.20%, 09/15/28	25		24,819
San Diego Gas & Electric Co.
1.70%, 10/01/30	75		64,356
5.35%, 04/01/53	25		23,069
5.40%, 04/15/35	25		25,243
Sherwin-Williams Co. 3.45%, 06/01/27	75		73,726
Southern California Edison Co.
3.65%, 02/01/50	50		33,209
4.00%, 04/01/47	75		53,832
4.65%, 10/01/43	100		80,514
5.20%, 06/01/34	50		48,074
5.45%, 06/01/31	50		50,600
Southern Co. 3.25%, 07/01/26	50		49,351
Sprint Capital Corp.
6.88%, 11/15/28	100		106,986
8.75%, 03/15/32	75		90,061
Sysco Corp. 3.30%, 07/15/26	25		24,664
Time Warner Cable Enterprises LLC 8.38%, 07/15/33	25		28,471
Time Warner Cable LLC
4.50%, 09/15/42	25		18,747
5.50%, 09/01/41	25		21,431
5.88%, 11/15/40	25		22,797
6.55%, 05/01/37	25		24,611
6.75%, 06/15/39	25		24,973
7.30%, 07/01/38	75		78,333
T-Mobile USA, Inc.
2.25%, 11/15/31	25		21,481
3.00%, 02/15/41	75		53,705
3.30%, 02/15/51	50		32,878
3.40%, 10/15/52	75		49,812
3.60%, 11/15/60	75		49,119
3.75%, 04/15/27	100		98,945
3.88%, 04/15/30	175		168,914

See Notes to Financial Statements

47

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
United States (continued)
4.38%, 04/15/40	$75		$65,523
4.70%, 01/15/35	25		23,992
4.95%, 03/15/28	75		76,229
TSMC Arizona Corp.
1.75%, 10/25/26	50		48,174
3.88%, 04/22/27	50		49,655
Tyson Foods, Inc.
3.55%, 06/02/27	75		73,850
4.35%, 03/01/29	50		49,567
4.55%, 06/02/47	25		20,401
5.10%, 09/28/48	25		22,186
5.70%, 03/15/34	25		25,577
United Rentals North America, Inc. 144A 6.00%, 12/15/29	50		50,685
Verizon Communications, Inc.
2.35%, 03/15/32	50		42,694
2.55%, 03/21/31	150		133,609
2.99%, 10/30/56	25		14,871
3.00%, 11/20/60 †	50		29,030
3.70%, 03/22/61	75		51,017
4.02%, 12/03/29	175		171,897
4.12%, 03/16/27	75		74,966
4.33%, 09/21/28	125		125,446
VICI Properties LP 4.75%, 02/15/28	100		100,112
VICI Properties LP / VICI Note Co., Inc. 144A
3.75%, 02/15/27	50		49,122
4.25%, 12/01/26	75		74,279
Visa, Inc.
2.05%, 04/15/30	50		45,333
2.75%, 09/15/27	75		73,114
	Par (000’s	)	Value
United States (continued)
Vistra Operations Co. LLC 144A
3.70%, 01/30/27	$25		$24,575
4.30%, 07/15/29	100		97,849
6.95%, 10/15/33	25		26,863
Walmart, Inc. 2.50%, 09/22/41	100		70,257
Waste Management, Inc.
3.15%, 11/15/27	25		24,449
4.80%, 03/15/32	75		75,537
4.88%, 02/15/29	100		102,422
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	25		24,646
4.70%, 09/15/28	50		50,168
Weyerhaeuser Co. 4.75%, 05/15/26	50		50,078
Wipro IT Services LLC 144A 1.50%, 06/23/26	50		48,361
			15,860,221
Total Corporate Bonds (Cost: $21,407,503)			20,901,172

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $92,794)
State Street Navigator Securities Lending Government Money Market Portfolio	92,794		92,794
Total Investments: 98.4% (Cost: $21,500,297)			20,993,966
Other assets less liabilities: 1.6%			334,039
NET ASSETS: 100.0%			$21,328,005

Definitions:

SOFR	Secured Overnight Financing Rate

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $986,404.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,790,658, or 22.5% of net assets.

See Notes to Financial Statements

48

The summary of inputs used to value the Fund’s investments as of April 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$20,901,172	$—	$20,901,172
Money Market Fund	92,794	—	—	92,794
Total Investments	$92,794	$20,901,172	$—	$20,993,966

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

49

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025

	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	Green Bond ETF	IG Floating Rate ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$367,481,374	$2,742,145,706	$123,326,145	$2,322,427,218
Short-term investments held as collateral for securities loaned (3)	27,783,719	247,371,905	3,666,383	2,210,142
Cash	5,702,400	13,490,260	1,381,074	19,303,078
Cash denominated in foreign currency, at value (4)	4,337	—	1,707	—
Receivables:
Investment securities sold	5,889,188	65,362,278	1,246,262	141,633,318
Shares of beneficial interest sold	—	—	700,888	3,809,940
Dividends and interest	6,356,484	41,762,513	1,197,329	13,604,080
Total assets	413,217,502	3,110,132,662	131,519,788	2,502,987,776
Liabilities:
Payables:
Investment securities purchased	8,533,938	60,127,170	1,918,448	156,149,046
Collateral for securities loaned	27,783,719	247,371,905	3,666,383	2,210,142
Due to Adviser	126,058	587,273	20,542	270,041
Deferred Trustee fees	40,196	67,963	1,073	21,618
Accrued expenses	—	—	—	335
Total liabilities	36,483,911	308,154,311	5,606,446	158,651,182
NET ASSETS	$376,733,591	$2,801,978,351	$125,913,342	$2,344,336,594
Shares outstanding	19,400,000	99,000,000	5,250,000	92,300,000
Net asset value, redemption and offering price per share	$19.42	$28.30	$23.98	$25.40
Net Assets consist of:
Aggregate paid in capital	$604,244,985	$3,438,804,312	$136,096,796	$2,343,471,657
Total distributable earnings (loss)	(227,511,394)	(636,825,961)	(10,183,454)	864,937
NET ASSETS	$376,733,591	$2,801,978,351	$125,913,342	$2,344,336,594
(1) Includes Investment in securities on loan, at market value	$29,679,265	$244,908,742	$9,634,672	$17,111,361
(2) Cost of investments - Unaffiliated issuers	$382,987,250	$2,839,426,199	$128,886,456	$2,328,313,313
(3) Cost of short-term investments held as collateral for securities loaned	$27,783,719	$247,371,905	$3,666,383	$2,210,142
(4) Cost of cash denominated in foreign currency	$4,107	$—	$1,621	$—

See Notes to Financial Statements

50

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2025

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$8,405,417	$20,901,172
Short-term investments held as collateral for securities loaned (3)	22,925	92,794
Cash	73,097	114,640
Receivables:
Investment securities sold	540,728	966,446
Dividends and interest	98,422	251,047
Total assets	9,140,589	22,326,099
Liabilities:
Payables:
Investment securities purchased	560,879	901,817
Collateral for securities loaned	22,925	92,794
Due to Adviser	1,740	3,483
Total liabilities	585,544	998,094
NET ASSETS	$8,555,045	$21,328,005
Shares outstanding	400,000	1,000,000
Net asset value, redemption and offering price per share	$21.39	$21.33
Net Assets consist of:
Aggregate paid in capital	$10,005,705	$23,581,018
Total distributable loss	(1,450,660)	(2,253,013)
NET ASSETS	$8,555,045	$21,328,005
(1) Includes Investment in securities on loan, at market value	$88,653	$986,404
(2) Cost of investments - Unaffiliated issuers	$8,549,445	$21,407,503
(3) Cost of short-term investments held as collateral for securities loaned	$22,925	$92,794

See Notes to Financial Statements

51

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2025

	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	Green Bond ETF	IG Floating Rate ETF
Income:
Dividends	$—	$—	$8,094	$—
Interest	27,385,806	195,354,284	4,538,808	106,092,586
Securities lending income	134,562	2,028,804	22,642	69,398
Net foreign taxes withheld	(7,071)	—	(889)	(21,899)
Total income	27,513,297	197,383,088	4,568,655	106,140,085
Expenses:
Management fees	1,573,338	7,604,009	216,168	2,608,397
Interest	1,233	—	150	336
Taxes	543	2,520	543	4,520
Total expenses	1,575,114	7,606,529	216,861	2,613,253
Net investment income	25,938,183	189,776,559	4,351,794	103,526,832

Net realized gain (loss) on:
Investments	(3,040,729)	(92,997,310)	(280,516)	3,978,650
In-kind redemptions	266,820	22,994,678	—	941,735
Net realized gain (loss)	(2,773,909)	(70,002,632)	(280,516)	4,920,385

Net change in unrealized appreciation (depreciation) on:
Investments	12,972,567	53,395,569	3,196,002	(14,494,957)
Foreign currency translations and foreign denominated assets and liabilities	237	—	104	—
Net change in unrealized appreciation (depreciation)	12,972,804	53,395,569	3,196,106	(14,494,957)
Net increase in net assets resulting from operations	$36,137,078	$173,169,496	$7,267,384	$93,952,260

See Notes to Financial Statements

52

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2025

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF
Income:
Interest	$467,689	$784,907
Securities lending income	839	1,396
Total income	468,528	786,303
Expenses:
Management fees	22,462	31,559
Interest	—	166
Taxes	428	428
Total expenses	22,890	32,153
Net investment income	445,638	754,150

Net realized gain (loss) on:
Investments	5,932	(38,852)
In-kind redemptions	(4,173)	(39,813)
Net realized gain (loss)	1,759	(78,665)

Net change in unrealized appreciation (depreciation) on:
Investments	249,411	360,343
Net change in unrealized appreciation (depreciation)	249,411	360,343
Net increase in net assets resulting from operations	$696,808	$1,035,828

See Notes to Financial Statements

53

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets High Yield Bond ETF		Fallen Angel High Yield Bond ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$25,938,183	$23,754,349	$189,776,559	$161,545,173
Net realized loss	(2,773,909)	(26,752,644)	(70,002,632)	(156,968,238)
Net change in unrealized appreciation (depreciation)	12,972,804	38,155,822	53,395,569	199,769,798
Net increase in net assets resulting from operations	36,137,078	35,157,527	173,169,496	204,346,733
Distributions to shareholders from:
Distributable earnings	(25,599,210)	(24,467,300)	(192,699,120)	(159,923,520)

Share transactions*:
Proceeds from sale of shares	52,633,748	58,806,313	786,605,093	1,563,881,393
Cost of shares redeemed	(44,468,099)	(142,479,278)	(891,441,642)	(1,465,425,739)
Net increase (decrease) in net assets resulting from share transactions	8,165,649	(83,672,965)	(104,836,549)	98,455,654
Total increase (decrease) in net assets	18,703,517	(72,982,738)	(124,366,173)	142,878,867
Net Assets, beginning of year	358,030,074	431,012,812	2,926,344,524	2,783,465,657
Net Assets, end of year	$376,733,591	$358,030,074	$2,801,978,351	$2,926,344,524
*Shares of Common Stock Issued (no par value)
Shares sold	2,700,000	3,200,000	27,250,000	56,000,000
Shares redeemed	(2,300,000)	(7,900,000)	(31,450,000)	(53,150,000)
Net increase (decrease)	400,000	(4,700,000)	(4,200,000)	2,850,000

See Notes to Financial Statements

54

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Green Bond ETF		IG Floating Rate ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$4,351,794	$2,862,304	$103,526,832	$78,989,141
Net realized gain (loss)	(280,516)	(817,987)	4,920,385	1,257,324
Net change in unrealized appreciation (depreciation)	3,196,106	(190,734)	(14,494,957)	17,025,169
Net increase in net assets resulting from operations	7,267,384	1,853,583	93,952,260	97,271,634
Distributions to shareholders from:
Distributable earnings	(4,213,705)	(2,789,760)	(101,615,875)	(77,301,370)

Share transactions*:
Proceeds from sale of shares	31,139,547	17,196,427	1,117,835,080	554,846,586
Cost of shares redeemed	—	—	(305,607,381)	(181,365,192)
Net increase in net assets resulting from share transactions	31,139,547	17,196,427	812,227,699	373,481,394
Total increase in net assets	34,193,226	16,260,250	804,564,084	393,451,658
Net Assets, beginning of year	91,720,116	75,459,866	1,539,772,510	1,146,320,852
Net Assets, end of year	$125,913,342	$91,720,116	$2,344,336,594	$1,539,772,510
*Shares of Common Stock Issued (no par value)
Shares sold	1,300,000	750,000	43,900,000	21,950,000
Shares redeemed	—	—	(12,050,000)	(7,200,000)
Net increase	1,300,000	750,000	31,850,000	14,750,000

See Notes to Financial Statements

55

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Moody’s Analytics BBB Corporate Bond ETF		Moody’s Analytics IG Corporate Bond ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net investment income	$445,638	$396,224	$754,150	$578,989
Net realized gain (loss)	1,759	(242,308)	(78,665)	(224,972)
Net change in unrealized appreciation (depreciation)	249,411	91,158	360,343	(67,098)
Net increase in net assets resulting from operations	696,808	245,074	1,035,828	286,919
Distributions to shareholders from:
Distributable earnings	(446,420)	(395,240)	(722,330)	(577,080)

Share transactions*:
Proceeds from sale of shares	1,089,022	—	10,741,686	—
Cost of shares redeemed	(1,079,029)	—	(2,120,683)	—
Net increase in net assets resulting from share transactions	9,993	—	8,621,003	—
Total increase (decrease) in net assets	260,381	(150,166)	8,934,501	(290,161)
Net Assets, beginning of year	8,294,664	8,444,830	12,393,504	12,683,665
Net Assets, end of year	$8,555,045	$8,294,664	$21,328,005	$12,393,504
*Shares of Common Stock Issued (no par value)
Shares sold	50,000	—	500,000	—
Shares redeemed	(50,000)	—	(100,000)	—
Net increase	—	—	400,000	—

See Notes to Financial Statements

56

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Emerging Markets High Yield Bond ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.84	$18.19	$19.52	$23.63	$20.54
Net investment income (a)	1.29	1.15	1.10	1.20	1.29
Net realized and unrealized gain (loss) on investments	0.55	0.67	(1.25)	(4.11)	3.06
Total from investment operations	1.84	1.82	(0.15)	(2.91)	4.35
Distributions from:
Net investment income	(1.26)	(1.17)	(1.18)	(1.20)	(1.26)
Net asset value, end of year	$19.42	$18.84	$18.19	$19.52	$23.63
Total return (b)	9.97%	10.50%	(0.56)%	(12.84)%	21.53%

Ratios to average net assets
Gross expenses (c)	0.40%	0.40%	0.40%	0.40%	0.45%
Net expenses (c)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.59%	6.32%	6.08%	5.39%	5.58%
Supplemental data
Net assets, end of year (in millions)	$377	$358	$431	$1,152	$784
Portfolio turnover rate (d)	34%	30%	21%	34%	31%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

57

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Fallen Angel High Yield Bond ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$28.36	$27.74	$28.94	$32.20	$26.84
Net investment income (a)	1.80	1.61	1.29	1.19	1.49
Net realized and unrealized gain (loss) on investments	(0.04)	0.61	(1.15)	(3.22)	5.35
Total from investment operations	1.76	2.22	0.14	(2.03)	6.84
Distributions from:
Net investment income	(1.82)	(1.60)	(1.34)	(1.23)	(1.48)
Net asset value, end of year	$28.30	$28.36	$27.74	$28.94	$32.20
Total return (b)	6.31%	8.26%	0.60%	(6.63)%	25.95%

Ratios to average net assets
Gross expenses (c)	0.25%	0.33%	0.35%	0.35%	0.43%
Net expenses (c)	0.25%	0.33%	0.35%	0.35%	0.35%
Net investment income	6.24%	5.77%	4.68%	3.70%	4.83%
Supplemental data
Net assets, end of year (in millions)	$2,802	$2,926	$2,783	$3,826	$4,915
Portfolio turnover rate (d)	43%	71%	31%	44%	27%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

58

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Green Bond ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$23.22	$23.58	$24.13	$27.16	$26.85
Net investment income (a)	0.96	0.81	0.63	0.55	0.55
Net realized and unrealized gain (loss) on investments	0.74	(0.38)	(0.54)	(3.03)	0.28 (b)
Total from investment operations	1.70	0.43	0.09	(2.48)	0.83
Distributions from:
Net investment income	(0.94)	(0.79)	(0.64)	(0.55)	(0.52)
Net asset value, end of year	$23.98	$23.22	$23.58	$24.13	$27.16
Total return (c)	7.42%	1.89%	0.41%	(9.30)%	3.07%

Ratios to average net assets
Gross expenses (d)	0.20%	0.20%	0.20%	0.20%	0.65%
Net expenses (d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.03%	3.48%	2.71%	2.07%	2.01%
Supplemental data
Net assets, end of year (in millions)	$126	$92	$75	$95	$84
Portfolio turnover rate (e)	15%	14%	20%	19%	25%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

59

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	IG Floating Rate ETF
	Year Ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$25.47	$25.08	$25.07	$25.33	$24.61
Net investment income (a)	1.42	1.59	0.98	0.14	0.23
Net realized and unrealized gain (loss) on investments	(0.07)	0.38	(0.09)	(0.25)	0.76
Total from investment operations	1.35	1.97	0.89	(0.11)	0.99
Distributions from:
Net investment income	(1.42)	(1.58)	(0.88)	(0.15)	(0.27)
Net asset value, end of year	$25.40	$25.47	$25.08	$25.07	$25.33
Total return (b)	5.42%	8.12%	3.61%	(0.45)%	4.07%

Ratios to average net assets
Gross expenses (c)	0.14%	0.14%	0.14%	0.14%	0.39%
Net expenses (c)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	5.56%	6.31%	3.95%	0.56%	0.93%
Supplemental data
Net assets, end of year (in millions)	$2,344	$1,540	$1,146	$1,135	$560
Portfolio turnover rate (d)	110%	89%	55%	78%	72%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

60

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics BBB Corporate Bond ETF

	Year Ended April 30,				Period Ended April 30,
	2025	2024	2023	2022	2021 (a)
Net asset value, beginning of period	$20.74	$21.11	$21.52	$24.73	$25.00
Net investment income (b)	1.06	0.99	0.78	0.55	0.22
Net realized and unrealized gain (loss) on investments	0.66	(0.37)	(0.44)	(3.19)	(0.30)
Total from investment operations	1.72	0.62	0.34	(2.64)	(0.08)
Distributions from:
Net investment income	(1.07)	(0.99)	(0.75)	(0.57)	(0.19)
Net asset value, end of period	$21.39	$20.74	$21.11	$21.52	$24.73
Total return (c)	8.42%	3.02%	1.70%	(10.96)%	(0.32)%

Ratios to average net assets
Expenses	0.25%	0.25%	0.25%	0.25%	0.25	%(d)
Net investment income	4.96%	4.78%	3.75%	2.26%	2.14	%(d)
Supplemental data
Net assets, end of period (in millions)	$9	$8	$8	$9	$10
Portfolio turnover rate (e)	59%	62%	91%	48%	35%

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

61

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics IG Corporate Bond ETF

	Year Ended April 30,				Period Ended April 30,
	2025	2024	2023	2022	2021 (a)
Net asset value, beginning of period	$20.66	$21.14	$21.61	$24.58	$25.00
Net investment income (b)	1.02	0.96	0.74	0.52	0.21
Net realized and unrealized gain (loss) on investments	0.66	(0.48)	(0.49)	(2.96)	(0.45)
Total from investment operations	1.68	0.48	0.25	(2.44)	(0.24)
Distributions from:
Net investment income	(1.01)	(0.96)	(0.72)	(0.53)	(0.18)
Net asset value, end of period	$21.33	$20.66	$21.14	$21.61	$24.58
Total return (c)	8.24%	2.36%	1.22%	(10.15)%	(0.97)%

Ratios to average net assets
Expenses	0.20%	0.20%	0.20%	0.20%	0.20	%(d)
Net investment income	4.78%	4.66%	3.53%	2.13%	2.10	%(d)
Supplemental data
Net assets, end of period (in millions)	$21	$12	$13	$13	$15
Portfolio turnover rate (e)	56%	54%	84%	53%	28%

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

62

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2025

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”)	Diversified
Fallen Angel High Yield Bond ETF (“Fallen Angel”)	Diversified
Green Bond ETF (“Green Bond”)	Diversified
IG Floating Rate ETF (“Floating Rate”)	Non-Diversified
Moody’s Analytics BBB Corporate Bond ETF (“Moody’s Analytics BBB”)	Non-Diversified
Moody’s Analytics IG Corporate Bond ETF (“Moody’s Analytics IG”)	Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Emerging Markets High Yield	ICE BofA Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	ICE US Fallen Angel High Yield 10% Constrained Index
Green Bond	S&P Green Bond U.S. Dollar Select Index
Floating Rate	MVIS® US Investment Grade Floating Rate Index
Moody’s Analytics BBB	MVIS® Moody’s Analytics® US BBB Corporate Bond Index
Moody’s Analytics IG	MVIS® Moody’s Analytics® US Investment Grade Corporate Bond Index

Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

The Funds expect to use a sampling approach in seeking to achieve their objectives. Sampling means that the Adviser uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.
63

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains and return of capital, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts
64

determined in accordance with GAAP. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at April 30, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Segment Reporting— During the period, the Funds adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Funds’ financial position or results of operations.

The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess each Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.
65

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

The unitary management fee rates for the year ended April 30, 2025 are as follows:

Fund	Management Fee Rate
Emerging Markets High Yield	0.40%
Fallen Angel	0.25
Floating Rate	0.14
Green Bond	0.20
Moody’s Analytics BBB	0.25
Moody’s Analytics IG	0.20

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At April 30, 2025, the Adviser owned approximately 79% of Moody’s Analytics BBB.

Note 4—Capital Share Transactions—As of April 30, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

66

Note 5—Investments—For the year ended April 30, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Emerging Markets High Yield	$129,169,031	$131,611,004	$51,412,847	$40,641,626
Fallen Angel	1,286,253,799	1,299,675,091	732,034,204	849,577,408
Floating Rate	2,176,725,824	2,035,867,409	993,917,273	286,962,903
Green Bond	18,076,611	16,324,632	26,847,275	—
Moody’s Analytics BBB	5,164,301	5,181,144	1,077,844	1,103,453
Moody’s Analytics IG	8,685,000	8,739,263	10,441,528	2,044,896

Note 6—Income Taxes—As of April 30, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets High Yield	$411,811,034	$6,150,862	$(22,696,803)	$(16,545,941)
Fallen Angel	3,097,716,303	34,111,254	(142,309,946)	(108,198,692)
Floating Rate	2,330,953,317	2,368,281	(8,684,238)	(6,315,957)
Green Bond	132,622,380	1,008,424	(6,638,276)	(5,629,852)
Moody’s Analytics BBB	8,575,750	107,259	(254,667)	(147,408)
Moody’s Analytics IG	21,503,608	162,873	(672,515)	(509,642)

At April 30, 2025, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Emerging Markets High Yield	$2,309,106	$(213,109,720)	$(165,070)	$(16,545,712)	$(227,511,396)
Fallen Angel	15,018,448	(543,577,753)	(67,964)	(108,198,692)	(636,825,961)
Floating Rate	10,115,574	(2,913,063)	(21,617)	(6,315,957)	864,937
Green Bond	448,170	(5,000,784)	(1,073)	(5,629,767)	(10,183,454)
Moody’s Analytics BBB	35,083	(1,338,335)	–	(147,408)	(1,450,660)
Moody’s Analytics IG	83,628	(1,826,999)	–	(509,642)	(2,253,013)

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

The tax character of distributions paid to shareholders was as follows:

	April 30, 2025	April 30, 2024
Fund	Ordinary Income*	Ordinary Income*
Emerging Markets High Yield	$25,599,210	$24,467,300
Fallen Angel	192,699,120	159,923,520
Floating Rate	101,615,875	77,301,370
Green Bond	4,213,705	2,789,760
Moody’s Analytics BBB	446,420	395,240
Moody’s Analytics IG	722,330	577,080

*	Includes short-term capital gains (if any).

During the year ended April 30, 2025, Floating Rate utilized $3,362,897 of its capital loss carryforward available from prior years.

67

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

During the year ended April 30, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment of in-kind redemptions, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Emerging Markets High Yield	$(208,407)	$208,407
Fallen Angel	(13,208,250)	13,208,250
Floating Rate	(915,691)	915,691
Moody’s Analytics BBB	4,173	(4,173)
Moody’s Analytics IG	39,813	(39,813)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2025, the Funds did not incur any interest or penalties.

Under the PRC Corporate Income Tax regime, China imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. Capital gains derived on investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of investments through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, Green Bond and Emerging Markets High Yield Bond could be subject to a tax liability.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except Floating Rate, Moody’s Analytics BBB and Moody’s Analytics IG) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S.

68

government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

The Funds invest in foreign securities which may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Moody’s Analytics BBB invests in BBB-rated bonds, which are typically subject to greater risk of downgrade than other investment grade bonds. The risk of downgrade to below-investment grade will be heightened during an economic downturn or a substantial period of rising interest rates. Any downgrade of such bonds would relegate them from the investment grade universe to the high yield (or “junk” bond) universe, which could negatively affect their value.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on May 1, 2021, for Emerging Markets High Yield, Fallen Angel, Green Bond, and Floating Rate. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through April 30, 2021. Moody’s Analytics BBB and Moody’s Analytics IG commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend investments up to one-third of its net assets requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms

69

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral, if any, at April 30, 2025, are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of April 30, 2025.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Emerging Markets High Yield	$29,679,265	$27,783,719	$3,253,865	$31,037,584
Fallen Angel	244,908,742	247,371,905	8,433,781	255,805,686
Floating Rate	17,111,361	2,210,142	15,343,103	17,553,245
Green Bond	9,634,672	3,666,383	6,319,483	9,985,866
Moody’s Analytics BBB	88,653	22,925	69,684	92,609
Moody’s Analytics IG	986,404	92,794	930,938	1,023,732

The following table presents money market fund investments held as collateral by type of security on loan as of April 30, 2025:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities
Emerging Markets High Yield	$27,777,439	$6,280
Fallen Angel	247,371,905	—
Green Bond	3,666,383	—
Floating Rate	2,210,142	—
Moody’s Analytics BBB	22,925	—
Moody’s Analytics IG	92,794	—

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Emerging Markets High Yield	6	$912,204	5.93%
Floating Rate	4	531,512	5.68
Green Bond	1	405,400	6.68

Outstanding loan balances as of April 30, 2025, if any, are reflected in the Statements of Assets and Liabilities.

70

Note 11—New Accounting Pronouncements and Regulatory Requirements —In December 2023, the FASB issued ASU No. 2023-09, “Improvements to Income Tax Disclosures”, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. This ASU is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying this ASU.

71

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the three years in the period ended April 30, 2025, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025, and each of the financial highlights for each of the three years in the period ended April 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck Emerging Markets High Yield Bond ETF	VanEck IG Floating Rate ETF
VanEck Fallen Angel High Yield Bond ETF	VanEck Moody’s Analytics BBB Corporate Bond ETF
VanEck Green Bond ETF	VanEck Moody’s Analytics IG Corporate Bond ETF

The financial statements of the Funds as of and for the year ended April 30, 2022, and the financial highlights for each of the periods ended on or prior to April 30, 2022 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 23, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 24, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

72

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2025 income tax purposes will be sent to them in early 2026. Please consult your tax advisor regarding the appropriate treatment of these distributions.

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Income Dividends	Foreign Taxes Paid (a)	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income (a)
Emerging Markets High Yield	HYEM	Monthly	$1.2635	$1.2635	$0.0005	$1.2640	95.06%
Fallen Angel	ANGL	Monthly	1.8181	1.8181	-	1.8181	-
Green Bond	GRNB	Monthly	0.9382	0.9382	0.0002	0.9384	61.73
IG Floating Rate	FLTR	Monthly	1.4172	1.4172	-	1.4172	-
Moody’s Analytics BBB	MBBB	Monthly	1.0718	1.0718	-	1.0718	-
Moody’s Analytics IG	MIG	Monthly	1.0075	1.0075	-	1.0075	-

Fund Name	Ticker Symbol	Payable Date	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (b)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (c)
Emerging Markets High Yield	HYEM	Monthly	96.83%	-%
Fallen Angel	ANGL	Monthly	93.14	79.33
Green Bond	GRNB	Monthly	92.83	37.75
IG Floating Rate	FLTR	Monthly	98.97	56.84
Moody’s Analytics BBB	MBBB	Monthly	97.31	79.13
Moody’s Analytics IG	MIG	Monthly	96.28	72.37

(a) Funds with an amount in these columns have qualified to pass-through foreign taxes and foreign source income to their shareholders. Accordingly, shareholders may include their share of foreign source income on Form 1116 (Form 1118 for corporations) and may either deduct your portion of the taxes in computing your taxable income or take a credit for such taxes against your tax liability. To determine your foreign source income, multiply your share of the fund’s total ordinary income dividends by the percentage indicated.

(b) These amounts represent ordinary income from the taxable year ended April 30, 2025 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution. To determine your 163(j) interest income, multiply your share of the fund’s total ordinary income dividends by the percentage indicated.

(c) These amounts represent ordinary income from the taxable year ended April 30, 2025 that were considered to be Qualified Interest Income (“QII”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation. To determine your QII, multiply your share of the fund’s total ordinary income dividends by the percentage indicated.

73

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

74

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date	July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, CEO

Date	July 8, 2025

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date	July 8, 2025